Schedule of Investments
Invesco AAA CLO Floating Rate Note ETF (ICLO)
January 31, 2026
(Unaudited)

	Principal Amount	Value
Asset-Backed Securities-101.02%
522 Funding CLO Ltd.
Series 2019-5A, Class BR, 5.52% (3 mo. Term SOFR + 1.85%), 04/15/2035(a)(b)	$500,000	$500,554
Series 2020-6A, Class A1R2, 4.87% (3 mo. Term SOFR + 1.20%), 10/23/2034(a)(b)	130,000	130,204
ABPCI Direct Lending Fund CLO V Ltd. (Cayman Islands)
Series 2019-5A, Class A1RR, 5.87% (3 mo. Term SOFR + 2.20%), 01/20/2036(a)(b)	1,300,000	1,305,134
Series 2019-5A, Class A1Z, 5.67% (3 mo. Term SOFR + 2.00%), 01/20/2036(a)(b)	1,500,000	1,504,806
AGL CLO 14 Ltd. (Cayman Islands), Series 2021-14A, Class AR, 4.80% (3 mo. Term SOFR + 1.13%), 12/02/2034(a)(b)	1,000,000	1,001,750
AGL CLO 20 Ltd. (Jersey), Series 2022- 20A, Class BR, 5.42% (3 mo. Term SOFR + 1.75%), 10/20/2037(a)(b)	250,000	250,766
AGL CLO 29 Ltd. (Jersey), Series 2024- 29A, Class A1, 5.24% (3 mo. Term SOFR + 1.57%), 04/21/2037(a)(b)	4,000,000	4,008,984
AGL CLO 37 Ltd. (Cayman Islands), Series 2024-37A, Class A1, 4.91% (3 mo. Term SOFR + 1.24%), 04/22/2038(a)(b)	2,500,000	2,504,242
AGL Core CLO 31 Ltd. (Cayman Islands), Series 2024-31A, Class A, 5.07% (3 mo. Term SOFR + 1.40%), 07/20/2037(a)(b)	2,200,000	2,207,973
AGL Core CLO 4 Ltd. (Cayman Islands), Series 2020-4A, Class AR2, 5.05% (3 mo. Term SOFR + 1.38%), 10/20/2037(a)(b)	1,250,000	1,253,523
AIMCO CLO Ltd. (Cayman Islands)
Series 2019-10A, Class ARR, 5.08% (3 mo. Term SOFR + 1.41%), 07/22/2037(a)(b)	250,000	250,934
Series 2020-11A, Class A2R, 5.17% (3 mo. Term SOFR + 1.50%), 07/17/2037(a)(b)	4,250,000	4,255,057
Series 2021-16A, Class AR, 5.07% (3 mo. Term SOFR + 1.40%), 07/17/2037(a)(b)	1,250,000	1,254,976
Series 2025-23A, Class B, 5.07% (3 mo. Term SOFR + 1.40%), 04/20/2038(a)(b)	1,000,000	1,001,586
Antares CLO Ltd. (Cayman Islands)
Series 2018-3A, Class A2R, 5.68% (3 mo. Term SOFR + 1.80%), 07/20/2036(a)(b)	1,400,000	1,402,073
Series 2021-1A, Class A1R, 5.09% (3 mo. Term SOFR + 1.42%), 10/25/2038(a)(b)	5,200,000	5,206,864
Apidos CLO XXVIII (Cayman Islands), Series 2017-28A, Class A1BR, 5.22% (3 mo. Term SOFR + 1.55%), 10/20/2038(a)(b)	2,000,000	2,007,886
	Principal Amount		Value
Apidos Loan Fund Ltd. (Cayman Islands), Series 2024-1A, Class A1R, 4.92% (3 mo. Term SOFR + 1.25%), 10/25/2038(a)(b)		$300,000	$301,110
Ares LIII CLO Ltd. (Cayman Islands), Series 2019-53A, Class A1R2, 4.76% (3 mo. Term SOFR + 1.09%), 10/24/2036(a)(b)		15,000,000	15,024,075
ARES LX CLO Ltd. (Cayman Islands), Series 2021-60A, Class AR, 4.85% (3 mo. Term SOFR + 1.18%), 07/18/2034(a)(b)		8,000,000	8,014,672
Bain Capital Credit CLO Ltd. (Cayman Islands)
Series 2021-7A, Class A1R, 4.65% (3 mo. Term SOFR + 0.98%), 01/22/2035(a)(b)		1,000,000	1,000,286
Series 2022-1A, Class A1R, 4.91% (3 mo. Term SOFR + 1.24%), 10/18/2038(a)(b)		2,600,000	2,612,350
Series 2023-3A, Class A1R, 4.98% (3 mo. Term SOFR + 1.31%), 10/24/2038(a)(b)		4,000,000	4,024,196
Ballyrock CLO 14 Ltd. (Cayman Islands), Series 2020-14A, Class A1A, 5.05% (3 mo. Term SOFR + 1.38%), 07/20/2037(a)(b)		1,500,000	1,505,286
Ballyrock CLO 16 Ltd. (Cayman Islands), Series 2021-16A, Class A1R, 4.82% (3 mo. Term SOFR + 1.15%), 04/20/2038(a)(b)		1,000,000	1,002,478
Barings CLO Ltd. (Cayman Islands)
Series 2019-1A, Class AR2, 4.92% (3 mo. Term SOFR + 1.25%), 10/15/2038(a)(b)		2,000,000	2,008,316
Series 2022-3A, Class BR, 5.42% (3 mo. Term SOFR + 1.75%), 10/20/2037(a)(b)		1,500,000	1,504,545
Barings Euro CLO DAC (Ireland), Series 2024-1A, Class AR, 3.28% (3 mo. EURIBOR + 1.27%), 04/20/2039(a)(b)(c)	EUR	12,000,000	14,282,944
Benefit Street Partners CLO XXIX Ltd. (Jersey), Series 2022-29A, Class AR, 4.85% (3 mo. Term SOFR + 1.18%), 01/25/2038(a)(b)		$2,500,000	2,506,750
Benefit Street Partners CLO XXXVII Ltd. (Cayman Islands), Series 2024-37A, Class A, 5.02% (3 mo. Term SOFR + 1.35%), 01/25/2038(a)(b)		2,500,000	2,511,667
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(a)(b)		14,030,000	14,047,580
Blackrock MT. Lassen CLO XV LLC, Series 2025-1A, Class A1, 5.32% (3 mo. Term SOFR + 1.65%), 07/15/2037(a)(b)		7,500,000	7,523,805
Broad River Bsl Funding CLO Ltd. (Cayman Islands), Series 2020-1A, Class AR, 5.10% (3 mo. Term SOFR + 1.43%), 07/20/2034(a)(b)		1,670,000	1,670,950
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount		Value
Cairn CLO XIII DAC (Ireland), Series 2021-13A, Class B, 3.63% (3 mo. EURIBOR + 1.60%), 10/20/2033(a)(b)(c)	EUR	4,500,000	$5,339,476
Carlyle US CLO Ltd. (Cayman Islands)
Series 2019-3A, Class A2RR, 5.72% (3 mo. Term SOFR + 2.05%), 04/20/2037(a)(b)		$886,731	886,776
Series 2019-3A, Class BR3, 5.12% (3 mo. Term SOFR + 1.45%), 04/20/2039(a)(b)		1,000,000	1,000,500
Series 2021-4A, Class A1, 5.04% (3 mo. Term SOFR + 1.37%), 04/20/2034(a)(b)		1,300,000	1,301,894
Series 2021-4A, Class B1, 5.58% (3 mo. Term SOFR + 1.91%), 04/20/2034(a)(b)		1,000,000	1,001,608
Series 2021-6A, Class A1R, 4.96% (3 mo. Term SOFR + 1.29%), 01/15/2038(a)(b)		2,000,000	2,006,796
Series 2022-3A, Class AR, 5.22% (3 mo. Term SOFR + 1.55%), 04/20/2037(a)(b)		3,000,000	3,002,784
Series 2024-1A, Class A, 5.20% (3 mo. Term SOFR + 1.53%), 04/15/2037(a)(b)		450,000	451,288
CBAMR Ltd. (Cayman Islands)
Series 2019-9A, Class AR, 5.30% (3 mo. Term SOFR + 1.63%), 07/15/2037(a)(b)		1,000,000	1,003,133
Series 2021-14A, Class A1R, 4.95% (3 mo. Term SOFR + 1.28%), 10/20/2038(a)(b)		1,600,000	1,610,114
Cedar Funding II CLO Ltd. (Cayman Islands)
Series 2013-1A, Class AR3, 4.98% (3 mo. Term SOFR + 1.31%), 07/22/2038(a)(b)		2,500,000	2,507,285
Series 2013-1A, Class BR3, 5.42% (3 mo. Term SOFR + 1.75%), 07/22/2038(a)(b)		1,200,000	1,209,803
Cedar Funding IX CLO Ltd. (Cayman Islands), Series 2018-9A, Class AR, 5.09% (3 mo. Term SOFR + 1.42%), 07/20/2037(a)(b)		6,000,000	6,024,150
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R2, 4.85% (3 mo. Term SOFR + 1.06%), 05/29/2032(a)(b)		691,552	692,627
Cedar Funding XIV CLO Ltd. (Cayman Islands), Series 2021-14A, Class AR, 5.05% (3 mo. Term SOFR + 1.38%), 10/15/2037(a)(b)		5,000,000	5,016,405
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, 6.07% (3 mo. Term SOFR + 2.40%), 03/22/2035(a)(b)		1,550,000	1,556,930
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, 6.22% (3 mo. Term SOFR + 2.55%), 07/15/2035(a)(b)		512,000	514,567
	Principal Amount		Value
CIFC Funding Ltd. (Cayman Islands)
Series 2014-4RA, Class A1A2, 4.66% (3 mo. Term SOFR + 0.99%), 01/17/2035(a)(b)		$740,000	$741,197
Series 2014-5A, Class A1R3, 5.05% (3 mo. Term SOFR + 1.38%), 07/17/2037(a)(b)		1,300,000	1,304,362
Series 2017-1A, Class ARR, 5.22% (3 mo. Term SOFR + 1.55%), 04/21/2037(a)(b)		3,900,000	3,909,321
Series 2017-5A, Class AR, 5.08% (3 mo. Term SOFR + 1.41%), 07/17/2037(a)(b)		1,300,000	1,304,460
Series 2020-3A, Class A1R2, 4.88% (3 mo. Term SOFR + 1.21%), 10/20/2038(a)(b)		1,500,000	1,504,500
Series 2023-2A, Class A, 5.42% (3 mo. Term SOFR + 1.75%), 01/21/2037(a)(b)		5,000,000	5,000,250
Clover CLO LLC, Series 2021-3A, Class AR, 4.74% (3 mo. Term SOFR + 1.07%), 01/25/2035(a)(b)		1,470,000	1,471,632
Contego CLO IV DAC (Ireland), Series 4A, Class A2RR, 3.75% (3 mo. EURIBOR + 1.75%), 10/23/2039(a)(b)(c)	EUR	1,000,000	1,193,134
Eaton Vance CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR4, 5.01% (3 mo. Term SOFR + 1.34%), 10/15/2038(a)(b)		$2,200,000	2,207,678
Elmwood CLO 19 Ltd. (Cayman Islands), Series 2022-6A, Class AR2, 4.91% (3 mo. Term SOFR + 1.24%), 10/17/2038(a)(b)		2,100,000	2,109,458
Elmwood CLO 21 Ltd. (Cayman Islands), Series 2022-8A, Class AR2, 4.89% (3 mo. Term SOFR + 1.22%), 10/15/2038(a)(b)		3,500,000	3,515,715
Elmwood CLO 24 Ltd. (Cayman Islands), Series 2023-3A, Class AR, 4.99% (3 mo. Term SOFR + 1.32%), 01/17/2038(a)(b)		1,000,000	1,004,700
Elmwood CLO 26 Ltd. (Cayman Islands), Series 2024-1A, Class B, 5.67% (3 mo. Term SOFR + 2.00%), 04/18/2037(a)(b)		1,100,000	1,103,321
Elmwood CLO 29 Ltd. (Cayman Islands), Series 2024-5A, Class AR1, 5.19% (3 mo. Term SOFR + 1.52%), 04/20/2037(a)(b)		520,000	521,191
Elmwood CLO III Ltd. (Cayman Islands)
Series 2019-3A, Class A1RR, 5.05% (3 mo. Term SOFR + 1.38%), 07/18/2037(a)(b)		6,000,000	6,022,122
Series 2019-3A, Class A2RR, 5.27% (3 mo. Term SOFR + 1.60%), 07/18/2037(a)(b)		325,000	325,897
Elmwood CLO VI Ltd. (Cayman Islands), Series 2020-3A, Class ARR, 5.05% (3 mo. Term SOFR + 1.38%), 07/18/2037(a)(b)		1,000,000	1,003,844
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Elmwood CLO VIII Ltd. (Cayman Islands), Series 2021-1A, Class AR, 5.22% (3 mo. Term SOFR + 1.55%), 04/20/2037(a)(b)	$1,800,000	$1,803,532
Elmwood CLO X Ltd. (Cayman Islands), Series 2021-3A, Class BR2, 5.32% (3 mo. Term SOFR + 1.65%), 07/20/2038(a)(b)	1,000,000	1,005,057
Empower CLO Ltd. (Cayman Islands)
Series 2022-1A, Class A1R, 5.06% (3 mo. Term SOFR + 1.39%), 10/20/2037(a)(b)	3,750,000	3,762,026
Series 2023-1A, Class BR, 5.67% (3 mo. Term SOFR + 2.00%), 04/25/2038(a)(b)	1,000,000	1,006,523
Series 2024-1A, Class A1, 5.27% (3 mo. Term SOFR + 1.60%), 04/25/2037(a)(b)	4,800,000	4,813,200
Series 2025-1A, Class B, 5.47% (3 mo. Term SOFR + 1.80%), 07/20/2038(a)(b)	1,750,000	1,757,528
Flatiron CLO 21 Ltd. (Cayman Islands), Series 2021-1A, Class A1R, 5.03% (3 mo. Term SOFR + 1.36%), 10/19/2037(a)(b)	1,945,000	1,952,325
Flatiron CLO 25 Ltd. (Cayman Islands), Series 2024-2A, Class A, 5.02% (3 mo. Term SOFR + 1.35%), 10/17/2037(a)(b)	3,500,000	3,510,801
Galaxy XXII CLO Ltd. (Cayman Islands)
Series 2016-22A, Class AR4, 4.68% (3 mo. Term SOFR + 1.02%), 04/16/2034(a)(b)	2,250,000	2,251,179
Series 2016-22A, Class ARR, 4.91% (3 mo. Term SOFR + 1.24%), 04/16/2034(a)(b)	1,635,251	1,635,333
Galaxy XXIV CLO Ltd. (Cayman Islands), Series 2017-24A, Class AR, 5.21% (3 mo. Term SOFR + 1.54%), 04/15/2037(a)(b)	1,250,000	1,253,249
GoldenTree Loan Management US CLO 12 Ltd. (Cayman Islands), Series 2022-12A, Class AJR, 5.20% (3 mo. Term SOFR + 1.53%), 07/20/2037(a)(b)	2,075,000	2,080,078
GoldenTree Loan Management US CLO 8 Ltd. (Cayman Islands), Series 2020-8A, Class ARR, 4.82% (3 mo. Term SOFR + 1.15%), 10/20/2034(a)(b)	600,000	600,787
GoldenTree Loan Management US CLO 9 Ltd., Series 2021-9A, Class AR, 5.17% (3 mo. Term SOFR + 1.50%), 04/20/2037(a)(b)	6,300,000	6,317,086
Golub Capital Partners CLO 19B-R3 Ltd. (Cayman Islands), Series 2017-19RA, Class A1, 5.04% (3 mo. Term SOFR + 1.15%), 10/20/2036(a)(b)	4,500,000	4,505,143
Golub Capital Partners CLO 49(M) Ltd. (Cayman Islands), Series 2020-49A, Class A1R, 5.19% (3 mo. Term SOFR + 1.52%), 07/20/2038(a)(b)	4,000,000	4,006,128
	Principal Amount	Value
Golub Capital Partners CLO 53(B) Ltd. (Cayman Islands), Series 2021-53A, Class AR, 4.65% (3 mo. Term SOFR + 0.98%), 07/20/2034(a)(b)	$500,000	$500,159
Golub Capital Partners CLO 54(M) L.P. (Cayman Islands), Series 2021-54A, Class A1R, 5.13% (3 mo. Term SOFR + 1.47%), 08/05/2037(a)(b)	2,400,000	2,403,492
Golub Capital Partners CLO 61(M), Series 2022-61A, Class A1A, 4.90% (3 mo. Term SOFR + 1.23%), 07/25/2035(a)(b)	5,000,000	5,002,755
Golub Capital Partners CLO 69(M), Series 2023-69A, Class AR, 5.27% (3 mo. Term SOFR + 1.40%), 11/09/2038(a)(b)	2,000,000	2,005,394
Golub Capital Partners CLO 71(M), Series 2024-71A, Class A, 5.82% (3 mo. Term SOFR + 1.95%), 02/09/2037(a)(b)	1,000,000	1,002,379
Golub Capital Partners CLO 78(M), Series 2025-78A, Class A1, 5.05% (3 mo. Term SOFR + 1.38%), 04/21/2039(a)(b)	3,500,000	3,510,458
Hartwick Park CLO Ltd. (Jersey), Series 2023-1A, Class AR, 4.83% (3 mo. Term SOFR + 1.16%), 01/20/2037(a)(b)	1,495,000	1,499,623
Ivy Hill Middle Market Credit Fund IX Ltd. (Cayman Islands), Series 9A, Class A1R3, 5.19% (3 mo. Term SOFR + 1.52%), 07/23/2037(a)(b)	1,200,000	1,204,844
Ivy Hill Middle Market Credit Fund VII Ltd. (Cayman Islands), Series 7A, Class AR3, 5.27% (3 mo. Term SOFR + 1.60%), 10/15/2036(a)(b)	500,000	501,434
Madison Park Funding XIX Ltd. (Cayman Islands), Series 2015-19A, Class AR3, 5.27% (3 mo. Term SOFR + 1.60%), 01/22/2037(a)(b)	1,000,000	1,001,000
Magnetite XL Ltd. (Cayman Islands), Series 2024-40A, Class A1, 5.12% (3 mo. Term SOFR + 1.45%), 07/15/2037(a)(b)	2,500,000	2,502,995
Magnetite Xlii Ltd., Series 2024-42A, Class A1, 4.98% (3 mo. Term SOFR + 1.31%), 01/25/2038(a)(b)	1,500,000	1,503,834
Magnetite XVII Ltd. (Cayman Islands), Series 2016-17A, Class AR2, 5.17% (3 mo. Term SOFR + 1.50%), 04/20/2037(a)(b)	3,100,000	3,107,102
Magnetite XXI Ltd. (Cayman Islands), Series 2019-21A, Class AR, 4.95% (3 mo. Term SOFR + 1.28%), 04/20/2034(a)(b)	2,500,000	2,502,942
Magnetite XXVII Ltd. (Cayman Islands)
Series 2020-27A, Class ARR, 4.90% (3 mo. Term SOFR + 1.23%), 10/20/2038(a)(b)	1,250,000	1,255,938
Series 2020-27A, Class BRR, 5.22% (3 mo. Term SOFR + 1.55%), 10/20/2038(a)(b)	1,000,000	1,006,825
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Magnetite XXXIX Ltd., Series 2023-39A, Class AR, 4.84% (3 mo. Term SOFR + 1.17%), 01/25/2037(a)(b)	$1,000,000	$1,001,543
Magnetite XXXVII Ltd. (Cayman Islands), Series 2023-37A, Class A1R, 4.87% (3 mo. Term SOFR + 1.20%), 10/25/2038(a)(b)	5,000,000	5,020,000
Milford Park CLO Ltd. (Cayman Islands), Series 2022-1A, Class AR, 4.83% (3 mo. Term SOFR + 1.16%), 01/20/2038(a)(b)	5,000,000	5,005,645
Neuberger Berman CLO XVI-S Ltd. (Cayman Islands), Series 2017-16SA, Class A1R, 4.85% (3 mo. Term SOFR + 1.18%), 04/15/2039(a)(b)	500,000	501,562
Neuberger Berman Loan Advisers CLO 33 Ltd. (Cayman Islands), Series 2019-33A, Class AR2, 4.89% (3 mo. Term SOFR + 1.22%), 04/16/2039(a)(b)	4,350,000	4,361,775
Neuberger Berman Loan Advisers CLO 39 Ltd. (Cayman Islands), Series 2020-39A, Class A1R, 5.20% (3 mo. Term SOFR + 1.53%), 04/20/2038(a)(b)	3,000,000	3,009,261
Neuberger Berman Loan Advisers CLO 40 Ltd. (Cayman Islands), Series 2021-40A, Class AR, 4.90% (3 mo. Term SOFR + 1.23%), 10/16/2037(a)(b)	6,000,000	6,010,830
Neuberger Berman Loan Advisers CLO 47 Ltd. (Cayman Islands), Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035(a)(b)	6,250,000	6,260,812
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. (Jersey), Series 2022- 52A, Class AR, 5.02% (3 mo. Term SOFR + 1.35%), 10/24/2038(a)(b)	2,500,000	2,510,667
New Mountain CLO 8 Ltd. (Cayman Islands), Series CLO-8A, Class A1, 5.13% (3 mo. Term SOFR + 1.27%), 10/20/2038(a)(b)	5,000,000	5,022,180
OCP CLO Ltd. (Cayman Islands)
Series 2015-9A, Class AR3, 4.77% (3 mo. Term SOFR + 1.10%), 01/15/2037(a)(b)	3,500,000	3,502,079
Series 2016-12A, Class A1R3, 5.04% (3 mo. Term SOFR + 1.37%), 10/18/2037(a)(b)	1,000,000	1,005,396
Series 2017-13A, Class AR2, 5.01% (3 mo. Term SOFR + 1.34%), 11/26/2037(a)(b)	1,500,000	1,506,314
Series 2019-17A, Class AR2, 5.07% (3 mo. Term SOFR + 1.40%), 07/20/2037(a)(b)	4,000,000	4,013,520
Series 2019-17A, Class BR2, 5.42% (3 mo. Term SOFR + 1.75%), 07/20/2037(a)(b)	1,250,000	1,253,456
	Principal Amount	Value
Series 2020-20A, Class A1R, 5.20% (3 mo. Term SOFR + 1.53%), 04/18/2037(a)(b)	$1,000,000	$1,002,123
Series 2024-31A, Class A1, 5.30% (3 mo. Term SOFR + 1.63%), 04/20/2037(a)(b)	3,250,000	3,258,047
OHA Credit Funding 12-R Ltd. (Cayman Islands), Series 2022-12RA, Class B1, 5.27% (3 mo. Term SOFR + 1.60%), 07/20/2037(a)(b)	1,000,000	1,003,144
OHA Credit Funding 15-R Ltd. (Cayman Islands), Series 2023-15RA, Class A, 4.96% (3 mo. Term SOFR + 1.29%), 07/20/2038(a)(b)	1,275,000	1,281,375
OHA Credit Funding 17 Ltd. (Bermuda), Series 2024-17A, Class A, 5.15% (3 mo. Term SOFR + 1.48%), 04/20/2037(a)(b)	2,000,000	2,002,486
OHA Credit Funding 4 Ltd. (Cayman Islands), Series 2019-4A, Class AR2, 4.96% (3 mo. Term SOFR + 1.29%), 01/22/2038(a)(b)	2,331,000	2,338,506
OHA Credit Funding 8 Ltd. (Cayman Islands), Series 2021-8A, Class B1R, 5.22% (3 mo. Term SOFR + 1.55%), 01/20/2038(a)(b)	2,250,000	2,256,590
OHA Credit Partners VII Ltd. (Cayman Islands), Series 2012-7A, Class AR4, 5.03% (3 mo. Term SOFR + 1.14%), 02/20/2038(a)(b)	2,250,000	2,252,077
Palmer Square CLO Ltd. (Cayman Islands)
Series 2015-1A, Class A1A5, 4.92% (3 mo. Term SOFR + 1.05%), 05/21/2034(a)(b)	1,795,000	1,795,951
Series 2021-1A, Class A1AR, 4.82% (3 mo. Term SOFR + 1.15%), 04/20/2038(a)(b)	2,500,000	2,505,247
Park Blue CLO Ltd. (Cayman Islands)
Series 2022-1A, Class A1R, 5.09% (3 mo. Term SOFR + 1.42%), 10/20/2037(a)(b)	6,400,000	6,427,290
Series 2022-2A, Class A1R, 5.09% (3 mo. Term SOFR + 1.42%), 07/20/2037(a)(b)	1,910,000	1,915,361
Series 2025-7A, Class A1, 4.89% (3 mo. Term SOFR + 1.22%), 04/25/2038(a)(b)	7,250,000	7,254,843
Peace Park CLO Ltd. (Cayman Islands), Series 2021-1A, Class BR, 5.25% (3 mo. Term SOFR + 1.58%), 10/20/2038(a)(b)	1,000,000	1,003,003
Peebles Park CLO Ltd. (Jersey), Series 2024-1A, Class A, 5.17% (3 mo. Term SOFR + 1.50%), 04/21/2037(a)(b)	2,400,000	2,407,339
Pikes Peak CLO 4 (Cayman Islands), Series 2019-4A, Class ARR, 4.88% (3 mo. Term SOFR + 1.21%), 07/15/2034(a)(b)	1,500,000	1,503,549
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount		Value
Regatta 30 Funding Ltd. (Cayman Islands), Series 2024-4A, Class A2, 5.22% (3 mo. Term SOFR + 1.55%), 01/25/2038(a)(b)		$487,500	$489,277
Regatta XVII Funding Ltd. (Cayman Islands), Series 2020-1A, Class AR, 5.05% (3 mo. Term SOFR + 1.38%), 10/15/2037(a)(b)		4,600,000	4,620,626
Regatta XX Funding Ltd. (Cayman Islands), Series 2021-2A, Class AR, 4.85% (3 mo. Term SOFR + 1.18%), 01/15/2038(a)(b)		1,350,000	1,351,007
Regatta XXII Funding Ltd. (Cayman Islands), Series 2022-2A, Class A1R2, 4.93% (3 mo. Term SOFR + 1.26%), 01/15/2039(a)(b)		2,000,000	2,005,280
RR 24 Ltd. (Bermuda), Series 2022-24A, Class A1A2, 4.98% (3 mo. Term SOFR + 1.31%), 01/15/2037(a)(b)		900,000	903,847
RR 26 Ltd. (Cayman Islands), Series 2023-26A, Class A1R, 4.79% (3 mo. Term SOFR + 1.12%), 04/15/2038(a)(b)		10,000,000	10,010,380
RR 29 Ltd. (Cayman Islands), Series 2024-29RA, Class A1R, 5.06% (3 mo. Term SOFR + 1.39%), 07/15/2039(a)(b)		1,500,000	1,503,498
RR 38 Ltd. (Cayman Islands), Series 2025-38A, Class A1A, 4.82% (3 mo. Term SOFR + 1.15%), 04/15/2040(a)(b)		1,300,000	1,300,664
RR 5 Ltd. (Cayman Islands), Series 2018- 5A, Class A1R, 5.17% (3 mo. Term SOFR + 1.50%), 07/15/2039(a)(b)		2,200,000	2,207,370
Shackleton CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1R, 4.87% (3 mo. Term SOFR + 1.20%), 07/20/2034(a)(b)		1,250,000	1,252,723
Signal Peak CLO 10 Ltd. (Cayman Islands), Series 2021-10A, Class A1R, 4.86% (3 mo. Term SOFR + 1.19%), 01/24/2038(a)(b)		4,500,000	4,509,697
Signal Peak CLO 14 Ltd. (Cayman Islands), Series 2024-14A, Class A, 4.97% (3 mo. Term SOFR + 1.30%), 01/22/2038(a)(b)		2,000,000	2,009,000
Signal Peak CLO 9 Ltd. (Cayman Islands), Series 2021-9A, Class A1R, 5.03% (3 mo. Term SOFR + 1.36%), 01/21/2038(a)(b)		1,300,000	1,305,448
Sona Fios CLO IV DAC (Ireland), Series 4A, Class A, 3.30% (3 mo. EURIBOR + 1.27%), 04/20/2038(a)(b)(c)	EUR	2,000,000	2,382,461
Symphony CLO 40 Ltd. (Bermuda)
Series 2023-40A, Class AR, 4.98% (3 mo. Term SOFR + 1.31%), 01/05/2038(a)(b)		$1,500,000	1,507,189
Series 2023-40A, Class BR, 5.37% (3 mo. Term SOFR + 1.70%), 01/05/2038(a)(b)		1,500,000	1,503,539
	Principal Amount	Value
Symphony CLO XIX Ltd. (Cayman Islands)
Series 2018-19A, Class A, 4.89% (3 mo. Term SOFR + 1.22%), 04/16/2031(a)(b)	$361,859	$362,338
Series 2018-19A, Class B, 5.28% (3 mo. Term SOFR + 1.61%), 04/16/2031(a)(b)	900,000	900,765
Symphony CLO XX Ltd. (Cayman Islands), Series 2018-20A, Class AR2, 4.77% (3 mo. Term SOFR + 1.10%), 01/16/2032(a)(b)	1,342,853	1,347,489
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class BR, 5.35% (3 mo. Term SOFR + 1.68%), 04/18/2033(a)(b)	750,000	750,674
Symphony CLO XXV Ltd. (Cayman Islands), Series 2021-25A, Class BR, 5.17% (3 mo. Term SOFR + 1.50%), 04/19/2034(a)(b)	3,500,000	3,505,026
Symphony CLO XXXII Ltd. (Cayman Islands), Series 2022-32A, Class BR, 5.32% (3 mo. Term SOFR + 1.65%), 10/23/2035(a)(b)	3,500,000	3,508,494
Symphony Loan Funding CLO 1 Ltd. (Cayman Islands), Series 2024-1A, Class B, 5.52% (3 mo. Term SOFR + 1.85%), 01/22/2038(a)(b)	1,000,000	1,004,675
Texas Debt Capital CLO Ltd. (Cayman Islands), Series 2023-1A, Class A1R, 4.97% (3 mo. Term SOFR + 1.30%), 07/20/2038(a)(b)	3,550,000	3,566,397
TICP CLO VII Ltd. (Cayman Islands), Series 2017-7A, Class ASR2, 4.97% (3 mo. Term SOFR + 1.30%), 04/15/2033(a)(b)	3,408,115	3,412,546
Valley Stream Park CLO Ltd. (Jersey), Series 2022-1A, Class ARR, 4.86% (3 mo. Term SOFR + 1.19%), 01/20/2037(a)(b)	1,112,000	1,113,390
Whetstone Park CLO Ltd., Series 2021- 1A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 01/20/2035(a)(b)	10,500,000	10,519,614
Total Asset-Backed Securities (Cost $410,264,811)		410,773,774
	Shares
Money Market Funds-2.95%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.60%(d)(e) (Cost $12,007,233)	12,007,233	12,007,233
TOTAL INVESTMENTS IN SECURITIES-103.97% (Cost $422,272,044)		422,781,007
OTHER ASSETS LESS LIABILITIES-(3.97)%		(16,126,259)
NET ASSETS-100.00%		$406,654,748
See accompanying notes which are an integral part of this schedule.

Invesco AAA CLO Floating Rate Note ETF (ICLO)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
BR	-Bearer Shares
EUR	-Euro
EURIBOR	-Euro Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $410,773,774, which represented 101.01% of the Fund’s Net Assets.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2026.
(c)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$539,116	$42,375,965	$(30,907,848)	$-	$-	$12,007,233	$28,496

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
3/30/2026	BNP Paribas	EUR	2,658,768	USD	3,187,212	$15,183
3/30/2026	Canadian Imperial Bank of Commerce	EUR	2,658,768	USD	3,187,868	15,839
3/30/2026	Goldman Sachs International	EUR	2,630,079	USD	3,152,039	14,237
3/30/2026	State Street Bank & Trust	EUR	34,870	USD	41,797	196
Subtotal—Appreciation						45,455
Currency Risk
2/27/2026	BNP Paribas	USD	3,182,586	EUR	2,658,768	(15,819)
2/27/2026	Canadian Imperial Bank of Commerce	EUR	7,947,614	USD	9,326,891	(139,239)
2/27/2026	Canadian Imperial Bank of Commerce	USD	3,183,239	EUR	2,658,768	(16,472)
2/27/2026	Goldman Sachs International	USD	3,147,460	EUR	2,630,079	(14,864)
Subtotal—Depreciation						(186,394)
Total Forward Foreign Currency Contracts						$(140,939)

Abbreviations:
EUR	-Euro
USD	-U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Active U.S. Real Estate ETF (PSR)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Apartments -9.76%
AvalonBay Communities, Inc.	10,114	$1,796,954
Camden Property Trust	12,099	1,319,396
UDR, Inc.	40,173	1,492,427
		4,608,777
Data Centers -12.06%
Digital Realty Trust, Inc.	20,804	3,452,424
Equinix, Inc.	2,731	2,241,960
		5,694,384
Diversified-2.53%
W.P. Carey, Inc.	17,140	1,195,515
Free Standing-2.09%
Essential Properties Realty Trust, Inc.	32,579	989,098
Gaming REITs-4.14%
Gaming and Leisure Properties, Inc.	43,648	1,953,248
Health Care-17.01%
American Healthcare REIT, Inc.(b)	15,632	733,297
CareTrust REIT, Inc.(b)	16,119	601,883
Healthcare Realty Trust, Inc.	65,310	1,096,555
Omega Healthcare Investors, Inc.	27,567	1,209,640
Ventas, Inc.	10,602	823,457
Welltower, Inc.	18,932	3,566,032
		8,030,864
Industrial-12.45%
EastGroup Properties, Inc.	6,660	1,209,722
First Industrial Realty Trust, Inc.	11,187	649,182
Prologis, Inc.	30,767	4,016,939
		5,875,843
Infrastructure REITs-12.49%
American Tower Corp.	21,851	3,917,447
Crown Castle, Inc.	22,795	1,978,834
		5,896,281
Lodging Resorts-0.93%
Ryman Hospitality Properties, Inc.	4,627	438,177
Office-2.10%
Vornado Realty Trust	31,120	992,106
Regional Malls-2.00%
Simon Property Group, Inc.	4,929	942,967
Self Storage-5.98%
CubeSmart	57,619	2,162,441
Extra Space Storage, Inc.	4,775	658,807
		2,821,248
	Shares	Value
Shopping Centers-5.97%
Brixmor Property Group, Inc.	34,023	$911,476
Tanger, Inc.	58,264	1,906,398
		2,817,874
Single Family Homes-2.19%
American Homes 4 Rent, Class A	32,987	1,033,153
Specialty-6.14%
Iron Mountain, Inc.	15,833	1,458,694
Lamar Advertising Co., Class A	4,031	517,218
Outfront Media, Inc.	37,974	923,528
		2,899,440
Timber REITs-2.13%
Weyerhaeuser Co.	39,087	1,007,663
Total Common Stocks & Other Equity Interests (Cost $45,713,885)		47,196,638

Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $52,854)	52,854	52,854
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $45,766,739)		47,249,492
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.30%
Invesco Private Government Fund, 3.65%(c)(d)(e)	171,254	171,254
Invesco Private Prime Fund, 3.80%(c)(d)(e)	444,339	444,472
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $615,726)		615,726
TOTAL INVESTMENTS IN SECURITIES-101.38% (Cost $46,382,465)		47,865,218
OTHER ASSETS LESS LIABILITIES-(1.38)%		(651,763)
NET ASSETS-100.00%		$47,213,455

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Property type classifications used in this report are generally according to FTSE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs
Index, which is exclusively owned by NAREIT.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Active U.S. Real Estate ETF (PSR)—(continued)
January 31, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$127,342	$562,102	$(636,590)	$-	$-	$52,854	$947
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	187,263	2,433,736	(2,449,745)	-	-	171,254	2,078 *
Invesco Private Prime Fund	491,339	6,060,354	(6,107,221)	-	-	444,472	5,857 *
Total	$805,944	$9,056,192	$(9,193,556)	$-	$-	$668,580	$8,882

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Comstock Contrarian Equity ETF (CSTK)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-98.71%
Aerospace & Defense-1.54%
Textron, Inc.	19,757	$1,739,802
Air Freight & Logistics-2.57%
FedEx Corp.	9,021	2,907,017
Banks-14.75%
Bank of America Corp.	82,715	4,400,438
Citizens Financial Group, Inc.	44,071	2,775,592
Fifth Third Bancorp	41,741	2,096,233
Huntington Bancshares, Inc.	130,368	2,278,833
M&T Bank Corp.	5,907	1,308,814
Wells Fargo & Co.	42,527	3,848,268
		16,708,178
Beverages-1.51%
Coca-Cola Co. (The)	22,836	1,708,361
Broadline Retail-1.94%
eBay, Inc.	24,078	2,196,395
Building Products-2.65%
Johnson Controls International PLC	25,154	2,999,866
Capital Markets-2.85%
State Street Corp.	24,641	3,224,521
Chemicals-1.55%
International Flavors & Fragrances, Inc.	25,120	1,753,627
Communications Equipment-3.16%
Cisco Systems, Inc.	45,688	3,578,284
Consumer Staples Distribution & Retail-2.27%
Sysco Corp.	30,727	2,576,459
Containers & Packaging-1.11%
International Paper Co.	31,106	1,254,194
Electrical Equipment-3.60%
Eaton Corp. PLC	5,529	1,943,001
Emerson Electric Co.	14,538	2,136,505
		4,079,506
Entertainment-1.35%
Walt Disney Co. (The)	13,545	1,527,876
Health Care Equipment & Supplies-3.54%
Becton, Dickinson and Co.	8,666	1,763,357
GE HealthCare Technologies, Inc.	13,004	1,026,926
Medtronic PLC	11,880	1,223,165
		4,013,448
Health Care Providers & Services-6.17%
CVS Health Corp.	42,292	3,151,600
Elevance Health, Inc.	6,488	2,243,161
Humana, Inc.	3,554	693,741
UnitedHealth Group, Inc.	3,154	904,977
		6,993,479
Hotels, Restaurants & Leisure-2.97%
Domino’s Pizza, Inc.	3,703	1,519,452
Starbucks Corp.	20,088	1,847,092
		3,366,544
Household Products-2.40%
Clorox Co. (The)	11,223	1,265,842
Kimberly-Clark Corp.	14,563	1,456,155
		2,721,997
	Shares	Value
Insurance-3.76%
Allstate Corp. (The)	5,826	$1,159,316
American International Group, Inc.	23,623	1,768,890
MetLife, Inc.	16,931	1,335,517
		4,263,723
Interactive Media & Services-6.38%
Alphabet, Inc., Class A	14,172	4,790,136
Meta Platforms, Inc., Class A	3,408	2,441,832
		7,231,968
IT Services-2.19%
Cognizant Technology Solutions Corp., Class A	30,272	2,484,120
Machinery-2.19%
Caterpillar, Inc.	3,765	2,474,960
Media-0.92%
Comcast Corp., Class A	35,055	1,042,886
Multi-Utilities-3.38%
Dominion Energy, Inc.	22,050	1,326,748
Sempra	28,761	2,502,495
		3,829,243
Oil, Gas & Consumable Fuels-6.65%
Chevron Corp.	22,251	3,936,202
ConocoPhillips	18,518	1,930,131
Exxon Mobil Corp.	11,827	1,672,338
		7,538,671
Pharmaceuticals-6.94%
Bristol-Myers Squibb Co.	21,343	1,174,932
Johnson & Johnson	13,388	3,042,423
Merck & Co., Inc.	33,080	3,647,732
		7,865,087
Semiconductors & Semiconductor Equipment-4.55%
Intel Corp.(b)	26,375	1,225,646
NXP Semiconductors N.V. (Netherlands)	11,819	2,672,749
QUALCOMM, Inc.	8,269	1,253,498
		5,151,893
Software-2.39%
Microsoft Corp.	6,293	2,707,815
Textiles, Apparel & Luxury Goods-1.14%
NIKE, Inc., Class B	20,884	1,290,840
Tobacco-2.29%
Philip Morris International, Inc.	14,475	2,597,394
Total Common Stocks & Other Equity Interests (Cost $96,124,455)		111,828,154

Money Market Funds-1.25%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.60%(c)(d) (Cost $1,415,563)	1,415,563	1,415,563
TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $97,540,018)		113,243,717
OTHER ASSETS LESS LIABILITIES-0.04%		44,089
NET ASSETS-100.00%		$113,287,806
See accompanying notes which are an integral part of this schedule.

Invesco Comstock Contrarian Equity ETF (CSTK)—(continued)
January 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$2,024,441	$678,458	$(1,287,336)	$-	$-	$1,415,563	$15,322
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	55,727	378,196	(433,923)	-	-	-	769 *
Invesco Private Prime Fund	141,148	971,033	(1,112,182)	-	1	-	2,065 *
Total	$2,221,316	$2,027,687	$(2,833,441)	$-	$1	$1,415,563	$18,156

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Core Fixed Income ETF (GTOC)
January 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-37.79%
U.S. Treasury Bills-0.43%(b)
3.53%–4.10%, 05/14/2026(c)	$805,000	$796,970
U.S. Treasury Bonds-9.07%
4.63%, 11/15/2045	2,714,600	2,640,585
4.75%, 08/15/2055	14,475,300	14,160,915
		16,801,500
U.S. Treasury Notes-28.29%
3.38%, 12/31/2027	16,389,200	16,342,465
3.50%, 01/15/2029	8,575,400	8,550,947
3.63%, 12/31/2030	16,126,800	16,002,069
3.88%, 12/31/2032	2,437,300	2,415,974
4.00%, 11/15/2035	9,312,000	9,122,122
		52,433,577
Total U.S. Treasury Securities (Cost $70,329,319)		70,032,047
U.S. Government Sponsored Agency Mortgage-Backed Securities-30.25%
Collateralized Mortgage Obligations-0.37%
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series K519, Class AS, 4.27% (30 Day Average SOFR + 0.48%), 03/25/2029(d)	266,784	266,607
Series K530, Class A2, 4.79%, 09/25/2029(e)	100,000	102,710
Series KF153, Class AS, 4.47% (30 Day Average SOFR + 0.68%), 02/25/2033(d)	301,356	303,098
Series KF81, Class AL, 4.26% (30 Day Average SOFR + 0.47%), 06/25/2027(d)	6,634	6,636
		679,051
Federal Home Loan Mortgage Corp. (FHLMC)-0.80%
4.50%, 04/01/2035	1,500,000	1,491,019
Federal National Mortgage Association (FNMA)-1.62%
4.29%, 10/01/2030	1,500,000	1,513,288
3.93%, 12/01/2030	1,500,000	1,488,965
		3,002,253
Uniform Mortgage-Backed Securities-27.46%
TBA, 4.50%, 02/01/2041 to 02/01/2056(f)	5,569,027	5,487,894
TBA, 5.00%, 02/01/2041 to 02/01/2056(f)	8,277,290	8,293,513
TBA, 2.00%, 02/01/2056(f)	7,353,445	5,967,362
TBA, 2.50%, 02/01/2056(f)	8,661,458	7,353,450
TBA, 3.00%, 02/01/2056(f)	5,646,070	5,005,239
TBA, 3.50%, 02/01/2056(f)	3,383,316	3,129,792
TBA, 4.00%, 02/01/2056(f)	6,418,952	6,131,158
TBA, 5.50%, 02/01/2056(f)	4,257,384	4,317,272
TBA, 6.00%, 02/01/2056(f)	3,610,922	3,698,074
TBA, 6.50%, 02/01/2056(f)	1,445,000	1,496,591
		50,880,345
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $55,996,458)		56,052,668
U.S. Dollar Denominated Bonds & Notes-29.87%
Aerospace & Defense-0.24%
Howmet Aerospace, Inc., 4.55%, 11/15/2032	268,000	269,370
	Principal Amount	Value
Aerospace & Defense-(continued)
Lockheed Martin Corp.
4.15% 08/15/2028	$83,000	$83,686
4.40% 08/15/2030	31,000	31,328
Textron, Inc., 4.95%, 03/15/2036	69,000	68,437
		452,821
Agricultural & Farm Machinery-0.23%
Deere Funding Canada Corp., 4.15%, 10/09/2030	214,000	213,751
John Deere Capital Corp., 4.38%, 10/15/2030	214,000	216,394
		430,145
Agricultural Products & Services-0.10%
Cargill, Inc.
4.13% 10/23/2030(g)	109,000	108,478
5.38% 10/23/2055(g)	73,675	70,791
		179,269
Apparel, Accessories & Luxury Goods-0.06%
Gildan Activewear, Inc. (Canada)
4.70% 10/07/2030(g)	52,000	51,859
5.40% 10/07/2035(g)	57,000	56,958
		108,817
Application Software-0.03%
Roper Technologies, Inc.
4.25% 09/15/2028	16,000	16,094
4.45% 09/15/2030	23,350	23,412
5.10% 09/15/2035	17,640	17,621
		57,127
Asset Management & Custody Banks-0.22%
Ares Strategic Income Fund, 5.55%, 04/15/2031(g)	131,000	129,570
Bank of New York Mellon Corp. (The), 4.40% (SOFR + 0.68%), 06/09/2028(d)	31,000	31,100
Brookfield Asset Management Ltd. (Canada), 6.08%, 09/15/2055	19,000	19,561
Carlyle Group, Inc. (The), 5.05%, 09/19/2035	59,000	58,094
Northern Trust Corp.
4.15% 11/19/2030	51,000	51,039
5.12% 11/19/2040(h)	77,000	76,647
State Street Corp., 4.78%, 10/23/2036(h)	40,000	39,534
		405,545
Automobile Manufacturers-0.43%
American Honda Finance Corp., 4.15%, 01/08/2029	203,000	203,519
Daimler Truck Finance North America LLC (Germany), 4.15%, 01/12/2029(g)	265,000	265,023
Honda Motor Co. Ltd. (Japan)
4.44% 07/08/2028	31,000	31,303
5.34% 07/08/2035	25,000	25,522
Hyundai Capital America, 4.88%, 06/23/2027(g)	23,000	23,253
PACCAR Financial Corp., Series R, 3.90%, 02/05/2029	246,000	246,299
		794,919
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Automotive Parts & Equipment-0.07%
BMW US Capital LLC (Germany)
4.15% 08/11/2027(g)	$100,000	$100,382
4.50% 08/11/2030(g)	23,000	23,102
		123,484
Broadcasting-0.02%
Paramount Global, 5.85%, 09/01/2043	49,000	39,522
Building Products-0.14%
CRH America Finance, Inc.
4.40% 02/09/2031	113,000	113,105
5.00% 02/09/2036	113,000	112,940
5.60% 02/09/2056	26,000	25,594
		251,639
Cable & Satellite-0.03%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
5.85% 12/01/2035(i)	37,000	36,840
6.70% 12/01/2055	26,000	25,126
		61,966
Cargo Ground Transportation-0.42%
Fedex Freight Holding Co., Inc.
4.30% 03/15/2029(g)	113,000	113,148
4.65% 03/15/2031(g)	405,300	405,170
4.95% 03/15/2033(g)	33,000	32,918
5.25% 03/15/2036(g)	148,000	146,703
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.55%, 01/15/2031(g)	88,000	87,849
		785,788
Commercial & Residential Mortgage Finance-0.07%
Aviation Capital Group LLC
4.25% 04/30/2029(g)	42,000	41,858
4.80% 10/24/2030(g)	89,000	89,255
		131,113
Construction Machinery & Heavy Transportation Equipment-0.07%
Westinghouse Air Brake Technologies Corp.
4.90% 05/29/2030	48,000	49,066
5.50% 05/29/2035	69,000	71,677
		120,743
Consumer Electronics-0.14%
Tyco Electronics Group S.A. (Switzerland)
4.50% 02/09/2031	96,000	96,919
4.88% 02/09/2036	170,000	169,298
		266,217
Consumer Finance-1.19%
American Express Co.
4.73% 04/25/2029(h)	119,000	120,806
4.35% 07/20/2029(h)	135,000	135,855
4.51% (SOFR + 0.81%), 07/20/2029(d)	468,000	469,721
4.92% 07/20/2033(h)	156,000	158,077
4.80% 10/24/2036(h)	245,000	240,262
Capital One Financial Corp.
4.49% 09/11/2031(h)	65,900	65,482
4.72% 01/30/2032(h)	194,000	194,101
5.20% 09/11/2036(h)	40,000	39,459
5.40% 01/30/2037(h)	299,000	298,568
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc., 4.20%, 10/27/2028	$481,000	$482,334
Synchrony Financial, 5.02%, 07/29/2029(h)	8,000	8,095
		2,212,760
Distillers & Vintners-0.02%
Constellation Brands, Inc., 4.95%, 11/01/2035	33,000	32,618
Distributors-0.09%
Genuine Parts Co., 4.95%, 08/15/2029	156,000	158,565
Diversified Banks-7.08%
Banco Santander S.A. (Spain)
5.08% 11/06/2030	400,000	400,514
5.13% 11/06/2035	200,000	199,740
Bank of America Corp., Series RR, 4.38%(h)(j)	430,000	428,034
Banque Federative du Credit Mutuel S.A. (France), 4.59%, 10/16/2028(g)	523,000	529,073
BPCE S.A. (France), 6.35%, 01/13/2047(g)(h)	250,000	250,065
Citigroup, Inc.
4.50% 09/11/2031(h)	108,300	108,422
6.63% (h)(j)	324,200	330,238
Cooperatieve Rabobank U.A. (Netherlands), 3.96%, 10/17/2028	695,000	697,987
Fifth Third Bancorp
4.57% 04/29/2032(h)	182,000	181,879
5.14% 01/29/2037(h)	198,000	196,716
HSBC Holdings PLC (United Kingdom), 5.13%, 11/06/2036(h)	200,000	199,842
JPMorgan Chase & Co.
5.10% 04/22/2031(h)	119,000	122,767
4.26% 10/22/2031(h)	127,000	126,394
4.35% 01/22/2032(h)	160,000	159,614
5.72% 09/14/2033(h)	42,500	44,860
4.81% 10/22/2036(h)	130,700	128,897
4.90% 01/22/2037(h)	209,000	207,491
KeyCorp, 5.31%, 01/28/2037(h)	75,000	75,114
Lloyds Banking Group PLC (United Kingdom)
4.43% 11/04/2031(h)	211,000	210,390
4.94% 11/04/2036(h)	297,000	292,612
6.63% (h)(i)(j)	200,000	198,512
Macquarie Bank Ltd. (Australia)
3.92% 02/03/2028(g)	241,000	241,501
4.19% (SOFR + 0.48%), 02/03/2028(d)(g)	214,000	214,185
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.62%, 04/24/2036(h)	879,000	918,667
Mizuho Financial Group, Inc. (Japan)
4.71% 07/08/2031(h)	547,000	553,832
4.95% (SOFR + 1.25%), 07/08/2031(d)	358,000	363,541
5.32% 07/08/2036(h)	587,000	601,798
Morgan Stanley Private Bank N.A.
4.47% 07/06/2028(h)	615,000	619,035
4.21% 02/08/2030(h)	250,000	250,130
4.48% (SOFR + 0.77%), 02/08/2030(d)	550,000	550,245
Pinnacle Bank, 5.96%, 01/15/2036(h)	88,600	89,320
PNC Financial Services Group, Inc. (The)
4.08% 01/26/2029(h)	117,000	117,192
4.32% (SOFR + 0.62%), 01/26/2029(d)	193,000	193,344
5.37% 07/21/2036(h)	91,000	93,208
5.42% 01/25/2041(h)	120,000	119,934
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Royal Bank of Canada (Canada), 6.50%, 05/24/2086(h)	$536,000	$535,870
Standard Chartered PLC (United Kingdom), 4.62% (SOFR + 0.92%), 01/13/2030(d)(g)	829,000	830,762
Toronto-Dominion Bank (The) (Canada), 4.93%, 10/15/2035	65,000	64,855
Truist Bank, 4.47% (SOFR + 0.77%), 07/24/2028(d)	500,000	501,697
U.S. Bancorp, 4.48%, 01/26/2032(h)	205,500	205,994
UBS AG (Switzerland), 4.29% (SOFR + 0.50%), 05/17/2027(d)	270,000	270,394
Wells Fargo & Co.
4.18% 01/23/2030(h)	83,000	83,081
5.15% 04/23/2031(h)	34,000	35,019
5.39% 04/24/2034(h)	54,000	55,864
4.96% 01/23/2037(h)	200,000	198,444
5.43% 01/23/2047(h)	281,000	275,576
Series BB, 3.90% (h)(j)	22,000	21,987
Westpac Banking Corp. (Australia), 4.52% (SOFR + 0.82%), 07/01/2030(d)	23,000	23,238
		13,117,874
Diversified Capital Markets-0.28%
Deutsche Bank AG (Germany), 4.47%, 12/10/2031(h)	211,200	211,010
UBS Group AG (Switzerland), 5.53%, 05/06/2047(g)(h)	314,000	310,928
		521,938
Diversified Financial Services-1.88%
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(g)	479,000	485,563
Apollo Global Management, Inc., 5.15%, 08/12/2035	27,000	26,899
Atlas Warehouse Lending Co. L.P.
4.63% 11/15/2028(g)	138,700	139,352
5.25% 01/15/2033(g)	124,300	124,519
Avolon Holdings Funding Ltd. (Ireland)
4.70% 01/30/2031(g)	197,200	196,193
4.95% 10/15/2032(g)	186,000	184,600
Blackstone Reg Finance Co. L.L.C.
4.30% 11/03/2030	76,000	75,728
4.95% 02/15/2036	19,000	18,801
Citadel Securities Global Holdings LLC, 6.20%, 06/18/2035(g)	849,000	892,893
LPL Holdings, Inc., 5.15%, 06/15/2030	112,000	114,288
Pershing Square Holdings Ltd., 5.50%, 10/28/2032(g)	1,118,000	1,119,478
Voya Global Funding, 4.60%, 11/24/2030(g)	104,400	105,072
		3,483,386
Diversified Metals & Mining-0.05%
BHP Billiton Finance (USA) Ltd. (Australia), 5.75%, 09/05/2055	41,500	42,506
Glencore Funding LLC (Australia), 5.19%, 04/01/2030(g)	48,000	49,433
Rio Tinto Finance (USA) PLC (Australia), 5.75%, 03/14/2055	4,000	4,079
		96,018
Diversified REITs-0.02%
ERP Operating L.P., 4.95%, 06/15/2032	34,000	34,846
	Principal Amount	Value
Electric Utilities-1.96%
AEP Texas, Inc., 5.70%, 05/15/2034	$13,000	$13,580
Alabama Power Co., Series C, 4.30%, 03/15/2031	205,500	205,761
American Electric Power Co., Inc.
Series C, 5.80% 03/15/2056(h)	335,600	335,739
Series D, 6.05% 03/15/2056(h)	80,000	79,470
Arizona Public Service Co., 5.90%, 08/15/2055	82,400	83,945
Consolidated Edison Co. of New York, Inc., 5.75%, 11/15/2055	47,000	46,995
Constellation Energy Generation LLC
3.90% 01/08/2028	237,000	236,804
5.88% 01/15/2066	32,500	31,730
Duke Energy Florida LLC, 4.20%, 12/01/2030	62,800	62,687
Entergy Corp., 5.88%, 06/15/2056(h)	52,000	52,069
Evergy Metro, Inc., 5.13%, 08/15/2035	27,000	27,283
Evergy Missouri West, Inc., 5.25%, 12/15/2035(g)	56,000	56,259
Exelon Corp., 5.45%, 03/15/2034	27,000	28,034
Florida Power & Light Co.
4.70% 02/15/2036	97,000	95,907
5.60% 02/15/2066	84,000	82,604
Louisville Gas and Electric Co., 5.85%, 08/15/2055	7,000	7,100
National Rural Utilities Cooperative Finance Corp.
5.00% 08/15/2034	137,000	139,580
5.75% 04/20/2056(k)	358,000	358,000
Series D, 4.15% 08/25/2028	192,000	192,981
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	175,000	177,055
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(g)	48,000	48,347
NRG Energy, Inc.
4.73% 10/15/2030(g)	263,000	263,111
5.41% 10/15/2035(g)	124,000	123,503
PPL Electric Utilities Corp., 5.55%, 08/15/2055	16,000	15,841
Union Electric Co., 5.25%, 04/15/2035	27,000	27,782
Virginia Electric and Power Co.
Series C, 4.90% 09/15/2035	62,000	61,652
Series D, 5.60% 09/15/2055	110,000	107,112
Vistra Operations Co. LLC
4.30% 10/15/2028(g)	179,000	179,101
4.60% 10/15/2030(g)	72,000	71,810
4.70% 01/31/2031(g)	54,000	53,950
5.35% 01/31/2036(g)	102,500	101,997
Wisconsin Electric Power Co., 3.95%, 03/01/2029	143,000	142,922
Wisconsin Public Service Corp., 4.25%, 01/15/2031	123,000	122,924
		3,633,635
Electrical Components & Equipment-0.04%
Molex Electronic Technologies LLC
4.75% 04/30/2028(g)	33,000	33,461
5.25% 04/30/2032(g)	33,000	33,889
		67,350
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Electronic Components-0.11%
Amphenol Corp.
4.13% 11/15/2030	$80,000	$79,526
4.40% 02/15/2033	125,000	123,603
		203,129
Electronic Manufacturing Services-0.04%
Jabil, Inc., 4.75%, 02/01/2033	81,000	79,810
Fertilizers & Agricultural Chemicals-0.20%
Mosaic Co. (The)
4.35% 01/15/2029	295,000	295,994
4.60% 11/15/2030	79,000	79,248
		375,242
Financial Exchanges & Data-0.23%
Intercontinental Exchange, Inc.
3.95% 12/01/2028	187,000	187,147
4.20% 03/15/2031	173,000	172,722
MSCI, Inc., 5.25%, 09/01/2035	17,000	17,065
Nasdaq, Inc.
5.35% 06/28/2028	17,000	17,517
5.95% 08/15/2053	26,000	26,935
		421,386
Food Distributors-0.15%
Bunge Ltd. Finance Corp.
4.55% 08/04/2030	245,000	246,983
5.15% 08/04/2035	27,000	27,405
		274,388
Food Retail-0.04%
Alimentation Couche-Tard, Inc. (Canada), 5.08%, 09/29/2035(g)	79,000	79,207
Forest Products-0.05%
Georgia-Pacific LLC
4.40% 06/30/2028(g)	48,000	48,522
4.95% 06/30/2032(g)	48,000	49,400
		97,922
Gas Utilities-0.05%
Atmos Energy Corp., 5.20%, 08/15/2035(i)	23,000	23,686
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(g)	59,000	60,136
		83,822
Gold-0.07%
Fortitude Global Funding, 4.63%, 10/06/2028(g)	121,000	121,277
Health Care Distributors-0.07%
Cardinal Health, Inc.
4.50% 09/15/2030	15,600	15,724
5.15% 09/15/2035	17,900	18,145
McKesson Corp.
4.65% 05/30/2030	72,000	73,185
4.95% 05/30/2032	31,000	31,896
		138,950
Health Care Equipment-0.03%
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	48,000	48,748
	Principal Amount	Value
Health Care Facilities-0.09%
Ascension Health
Series 2025, 4.29% 11/15/2030	$109,000	$109,131
Series 2025, 4.92% 11/15/2035	61,000	61,069
		170,200
Health Care REITs-0.05%
National Health Investors, Inc., 5.35%, 02/01/2033	13,000	13,024
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	31,000	31,532
Ventas Realty L.P., 5.00%, 02/15/2036	47,200	46,764
		91,320
Health Care Services-0.31%
Cigna Group (The), 4.50%, 09/15/2030	112,400	113,182
CommonSpirit Health
4.35% 09/01/2030	76,000	75,608
4.83% 09/01/2035	116,000	114,050
4.98% 09/01/2035	69,000	68,008
5.58% 09/01/2045	33,000	32,301
5.66% 09/01/2055	21,000	20,411
CVS Health Corp.
5.00% 09/15/2032	16,000	16,269
5.45% 09/15/2035	32,000	32,573
6.20% 09/15/2055	28,000	28,298
6.25% 09/15/2065	16,000	15,983
HCA, Inc.
4.30% 11/15/2030	16,000	15,918
5.45% 09/15/2034	32,000	32,859
		565,460
Health Care Supplies-0.02%
Solventum Corp., 5.45%, 02/25/2027	43,000	43,625
Highways & Railtracks-0.03%
Burlington Northern Santa Fe LLC
5.55% 03/15/2056	36,400	36,035
5.80% 03/15/2056	16,000	16,425
		52,460
Home Improvement Retail-0.26%
Home Depot, Inc. (The)
3.75% 09/15/2028	238,000	238,221
3.95% 09/15/2030	156,000	155,338
4.65% 09/15/2035	84,000	83,101
		476,660
Homebuilding-0.02%
Toll Brothers Finance Corp., 5.60%, 06/15/2035	27,000	28,071
Hotel & Resort REITs-0.01%
Phillips Edison Grocery Center Operating Partnership I L.P., 5.25%, 08/15/2032	23,000	23,585
Hotels, Resorts & Cruise Lines-0.01%
Marriott International, Inc., 4.20%, 07/15/2027	23,000	23,084
Industrial Conglomerates-0.33%
Siemens Funding B.V. (Germany), 4.90%, 05/28/2032(g)	587,000	605,017
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Insurance Brokers-0.10%
Willis North America, Inc.
4.55% 03/15/2031	$98,000	$97,957
5.15% 03/15/2036	81,800	81,472
		179,429
Integrated Oil & Gas-0.00%
Occidental Petroleum Corp., 4.40%, 04/15/2046	10,000	7,960
Integrated Telecommunication Services-1.09%
AT&T, Inc., 6.05%, 08/15/2056	32,000	32,050
NTT Finance Corp. (Japan), 5.50%, 07/16/2035(g)	679,000	701,670
Orange S.A. (France), 4.00%, 01/13/2029(g)	389,000	389,262
TELUS Corp. (Canada)
6.38% 06/09/2056(h)	133,600	135,029
6.63% 06/09/2056(h)	289,800	291,189
Verizon Communications, Inc.
5.25% 04/02/2035	129,000	130,727
5.00% 01/15/2036	99,000	97,903
5.75% 11/30/2045	167,000	166,064
5.88% 11/30/2055	38,296	37,830
6.00% 11/30/2065	47,800	47,320
		2,029,044
Interactive Media & Services-0.43%
Alphabet, Inc.
4.38% 11/15/2032	14,000	14,051
4.70% 11/15/2035	47,000	46,806
5.35% 11/15/2045	91,000	89,831
5.45% 11/15/2055	39,000	38,066
5.30% 05/15/2065	19,000	17,772
Meta Platforms, Inc.
4.88% 11/15/2035	254,400	251,735
5.63% 11/15/2055	139,000	132,354
5.75% 11/15/2065	225,000	212,918
		803,533
Internet Services & Infrastructure-0.81%
Beignet Investor LLC, 6.58%, 05/30/2049(g)	1,443,000	1,503,493
Investment Banking & Brokerage-2.49%
Brookfield Finance, Inc. (Canada), 5.33%, 01/15/2036	142,000	142,389
Charles Schwab Corp. (The)
4.34% 11/14/2031(h)	244,000	243,895
4.91% 11/14/2036(h)	205,000	203,262
Goldman Sachs Group, Inc. (The)
4.15% 01/21/2029(h)	299,000	299,279
5.73% 04/25/2030(h)	47,000	49,082
4.37% 10/21/2031(h)	187,400	186,373
4.52% 01/21/2032(h)	279,000	278,956
4.94% 10/21/2036(h)	700	691
5.07% 01/21/2037(h)	130,000	129,493
5.39% 02/02/2041(h)	558,000	553,008
5.54% 01/21/2047(h)	215,000	211,913
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Morgan Stanley
4.24% 01/09/2030(h)	$380,000	$380,771
4.49% 01/16/2032(h)	302,000	301,867
5.66% 04/17/2036(h)	26,000	27,172
5.07% 01/30/2037(h)	491,000	489,287
5.31% 01/18/2041(h)	150,000	148,218
Series I, 4.36% 10/22/2031(h)	194,300	193,274
Series I, 4.89% 10/22/2036(h)	155,100	152,748
Nomura Holdings, Inc. (Japan), 5.49%, 06/29/2035	561,500	577,528
Raymond James Financial, Inc., 4.90%, 09/11/2035	54,000	53,494
		4,622,700
IT Consulting & Other Services-0.67%
International Business Machines Corp.
4.00% 02/03/2029	120,000	120,121
4.30% 02/03/2031	350,000	349,812
4.95% 02/03/2036	563,000	561,380
5.80% 02/03/2056	210,000	209,489
		1,240,802
Life & Health Insurance-0.98%
American National Group, Inc., 6.00%, 07/15/2035	23,000	23,198
Constellation Global Funding, 4.85%, 10/22/2030(g)	251,000	249,063
Corebridge Global Funding, 4.56% (SOFR + 0.86%), 12/15/2028(d)(g)	701,000	704,337
Equitable America Global Funding, 4.65%, 06/09/2028(g)	23,000	23,281
Jackson National Life Global Funding, 4.70%, 06/05/2028(g)	424,500	429,895
Lincoln Financial Global Funding
4.63% 05/28/2028(g)	23,000	23,244
4.63% 08/18/2030(g)	31,000	31,144
Lincoln National Corp., 5.35%, 11/15/2035	126,000	126,487
Protective Life Corp.
4.70% 01/15/2031(g)	87,000	87,362
5.35% 12/15/2035(g)	113,800	114,386
		1,812,397
Multi-Utilities-0.17%
CenterPoint Energy, Inc., 5.95%, 04/01/2056(h)	29,000	29,232
Dominion Energy, Inc.
6.00% 02/15/2056(h)	61,000	61,682
6.20% 02/15/2056(h)	138,000	138,538
NiSource, Inc.
5.25% 03/30/2028	48,000	49,225
5.35% 04/01/2034	27,000	27,841
		306,518
Office REITs-0.09%
COPT Defense Properties L.P., 4.50%, 10/15/2030	19,000	18,970
Cousins Properties L.P., 5.38%, 02/15/2032	23,000	23,744
Piedmont Operating Partnership L.P., 5.63%, 01/15/2033	115,000	115,650
		158,364
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Oil & Gas Exploration & Production-0.17%
Antero Resources Corp., 5.40%, 02/01/2036	$200,700	$199,512
EOG Resources, Inc.
4.40% 07/15/2028	48,000	48,580
5.35% 01/15/2036	37,000	38,001
5.95% 07/15/2055	36,000	36,918
		323,011
Oil & Gas Storage & Transportation-0.75%
Energy Transfer L.P.
4.55% 01/15/2031	272,000	271,799
5.35% 01/15/2036	179,000	178,875
6.30% 01/15/2056	24,000	24,009
Enterprise Products Operating LLC
4.30% 06/20/2028	73,000	73,646
4.60% 01/15/2031	35,200	35,656
5.20% 01/15/2036	89,000	90,587
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(g)	27,000	27,977
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(g)	46,000	47,077
Kinder Morgan, Inc., 5.15%, 06/01/2030	48,000	49,673
MPLX L.P.
4.80% 02/15/2031	48,000	48,536
5.00% 01/15/2033	23,000	23,063
5.40% 09/15/2035	69,000	69,595
Southern Co. Gas Capital Corp.
Series A, 4.05% 09/15/2028	14,000	14,016
Series B, 5.10% 09/15/2035	66,400	66,731
Western Midstream Operating L.P.
4.80% 03/01/2031	188,600	188,733
5.50% 12/15/2035	65,800	65,540
Williams Cos., Inc. (The), 6.00%, 03/15/2055	112,500	114,089
		1,389,602
Other Specialty Retail-0.02%
VSP Optical Group, Inc., 5.45%, 12/01/2035(g)	32,000	32,130
Packaged Foods & Meats-0.01%
Mars, Inc., 5.70%, 05/01/2055(g)	19,000	18,950
Passenger Airlines-0.11%
American Airlines Pass-Through Trust, 4.90%, 05/11/2038	118,000	116,966
Delta Air Lines, Inc.
4.95% 07/10/2028	43,000	43,749
5.25% 07/10/2030	48,000	49,172
		209,887
Passenger Ground Transportation-0.04%
Uber Technologies, Inc.
4.15% 01/15/2031	53,400	52,954
4.80% 09/15/2035	23,000	22,767
		75,721
Pharmaceuticals-1.27%
Eli Lilly and Co.
5.55% 10/15/2055	17,600	17,635
5.65% 10/15/2065	17,500	17,509
EMD Finance LLC (Germany), 4.38%, 10/15/2030(g)	31,000	31,050
	Principal Amount	Value
Pharmaceuticals-(continued)
Merck & Co., Inc.
4.15% 03/15/2031	$275,000	$274,070
4.45% 12/04/2032	63,000	63,174
4.75% 12/04/2035	192,000	190,431
5.55% 12/04/2055	97,000	95,372
5.70% 12/04/2065	61,000	60,152
Pfizer, Inc.
4.20% 11/15/2030	142,000	142,390
4.50% 11/15/2032	159,000	159,552
5.60% 11/15/2055	108,000	107,387
5.70% 11/15/2065	116,000	114,428
Takeda U.S. Financing, Inc.
5.20% 07/07/2035	561,500	568,653
5.90% 07/07/2055	361,500	367,253
Zoetis, Inc., 4.15%, 08/17/2028	147,000	147,882
		2,356,938
Property & Casualty Insurance-0.11%
American International Group, Inc., 4.85%, 05/07/2030	23,000	23,570
CNA Financial Corp., 5.20%, 08/15/2035	84,000	84,260
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	23,000	23,323
Travelers Cos., Inc. (The)
5.05% 07/24/2035	23,000	23,313
5.70% 07/24/2055	51,000	51,966
		206,432
Real Estate Development-0.07%
Essential Properties L.P., 5.40%, 12/01/2035	9,400	9,436
Prologis Targeted U.S. Logistics Fund L.P.
4.25% 01/15/2031(g)	49,000	48,641
4.75% 01/15/2036(g)	65,000	63,352
		121,429
Regional Banks-0.48%
Citizens Financial Group, Inc., 5.30%, 01/29/2036(h)	35,000	35,174
Huntington Bancshares, Inc.
4.62% 01/28/2032(h)(i)	430,000	430,806
5.61% 01/28/2041(h)	206,000	205,081
Truist Financial Corp., 4.60%, 01/27/2032(h)	185,000	185,513
Webster Financial Corp., 5.78%, 09/11/2035(h)	32,000	32,235
		888,809
Reinsurance-0.16%
RGA Global Funding
4.35% 08/25/2028(g)	147,000	147,949
5.00% 08/25/2032(g)	156,000	157,504
		305,453
Renewable Electricity-0.06%
Southern Power Co.
Series A, 4.25% 10/01/2030	54,000	53,884
Series B, 4.90% 10/01/2035	49,000	48,170
		102,054
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Restaurants-0.18%
McDonald’s Corp.
4.40% 02/12/2031	$95,000	$95,706
5.00% 02/13/2036	232,000	233,978
		329,684
Retail REITs-0.11%
Brixmor Operating Partnership L.P., 4.85%, 02/15/2033	27,000	26,962
Kimco Realty OP LLC, 5.30%, 02/01/2036	27,000	27,624
Kite Realty Group L.P.
4.95% 12/15/2031	31,000	31,476
5.50% 03/01/2034	27,000	27,794
Realty Income Corp., 4.50%, 02/01/2033	90,000	89,192
		203,048
Self-Storage REITs-0.03%
Americold Realty Operating Partnership L.P., 5.60%, 05/15/2032	23,000	23,313
Extra Space Storage L.P., 4.95%, 01/15/2033	23,000	23,142
		46,455
Semiconductors-1.19%
AP Grange Holdings LLC, 6.50%, 03/20/2045(g)(k)	80,000	88,131
Broadcom, Inc.
5.15% 11/15/2031	156,000	161,767
5.20% 07/15/2035	23,000	23,511
4.80% 02/15/2036	89,000	87,886
4.90% 02/15/2038	74,000	72,462
Foundry JV Holdco LLC
5.90% 01/25/2030(g)	205,000	215,003
5.50% 01/25/2031(g)	213,000	220,723
6.15% 01/25/2032(g)	200,000	213,103
5.90% 01/25/2033(g)	214,000	224,642
5.88% 01/25/2034(g)	200,000	206,925
6.25% 01/25/2035(g)	204,000	217,163
6.20% 01/25/2037(g)	201,000	212,634
6.40% 01/25/2038(g)	217,000	232,580
Micron Technology, Inc., 5.65%, 11/01/2032	31,000	32,733
		2,209,263
Soft Drinks & Non-alcoholic Beverages-0.46%
PepsiCo, Inc.
4.10% 01/15/2029	399,000	401,928
4.60% 02/07/2030	156,000	159,551
5.00% 07/23/2035	294,000	299,212
		860,691
Sovereign Debt-0.05%
Israel Government International Bond (Israel), 5.00%, 01/13/2036	93,500	92,146
Specialty Chemicals-0.35%
Sherwin-Williams Co. (The)
4.30% 08/15/2028	404,000	406,955
4.50% 08/15/2030	130,000	131,220
5.15% 08/15/2035	110,000	111,705
		649,880
	Principal Amount	Value
Systems Software-0.12%
Oracle Corp.
4.45% 09/26/2030	$79,700	$77,827
5.20% 09/26/2035	43,000	41,003
5.88% 09/26/2045	62,000	55,791
5.38% 09/27/2054	26,000	20,907
5.95% 09/26/2055	32,000	28,243
		223,771
Tobacco-0.11%
B.A.T. Capital Corp. (United Kingdom)
4.63% 03/22/2033	47,000	46,589
7.08% 08/02/2053	28,000	31,698
Philip Morris International, Inc.
4.00% 10/29/2030	80,000	79,167
4.63% 10/29/2035	41,000	40,059
		197,513
Trading Companies & Distributors-0.04%
Ferguson Enterprises, Inc., 4.35%, 03/15/2031	80,000	79,733
Water Utilities-0.01%
American Water Capital Corp., 5.70%, 09/01/2055	27,000	26,917
Wireless Telecommunication Services-0.09%
T-Mobile USA, Inc.
4.95% 11/15/2035	89,000	88,260
5.70% 01/15/2056	83,000	80,242
		168,502
Total U.S. Dollar Denominated Bonds & Notes (Cost $55,502,533)		55,353,727

Asset-Backed Securities-19.42%
ALA Trust, Series 2025-OANA, Class B, 5.52% (1 mo. Term SOFR + 1.84%), 06/15/2040(d)(g)	100,000	100,910
Angel Oak Mortgage Trust
Series 2024-10, Class A1, 5.35%, 10/25/2069(g)	341,908	344,552
Series 2024-2, Class A1, 5.99%, 01/25/2069(g)	103,954	105,097
Series 2025-2, Class A1, 5.64%, 02/25/2070(g)	1,322,141	1,337,476
Ares LIII CLO Ltd. (Cayman Islands), Series 2019-53A, Class A1R2, 4.76% (3 mo. Term SOFR + 1.09%), 10/24/2036(d)(g)	1,800,000	1,802,889
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2021-3A, Class AR, 4.73% (3 mo. Term SOFR + 1.06%), 07/24/2034(d)(g)	250,000	250,217
Beechwood Park CLO Ltd. (Jersey), Series 2019-1A, Class A1RR, 4.74% (3 mo. Term SOFR + 1.07%), 01/17/2035(d)(g)	1,780,000	1,783,079
Benchmark Mortgage Trust, Series 2026- V20, Class AM, 5.44%, 02/15/2059	145,000	149,639
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(d)(g)	1,500,000	1,501,879
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(e)(g)	$100,000	$102,851
BX Trust
Series 2025-VOLT, Class A, 5.38% (1 mo. Term SOFR + 1.70%), 12/15/2044(d)(g)	800,000	805,105
Series 2025-VOLT, Class B, 5.78% (1 mo. Term SOFR + 2.10%), 12/15/2044(d)(g)	925,000	931,563
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-5A, Class A1R4, 4.55% (3 mo. Term SOFR + 0.88%), 01/20/2032(d)(g)	822,119	822,733
COLT Mortgage Loan Trust
Series 2024-INV2, Class A1, 6.42%, 05/25/2069(g)	251,572	255,704
Series 2025-3, Class A1, 5.35%, 03/25/2070(g)	269,519	271,726
Series 2025-4, Class A1, 5.79%, 04/25/2070(g)	500,436	508,041
Series 2025-8, Class A1, 5.48%, 08/25/2070(g)	122,425	123,951
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(g)	1,430,148	1,425,666
Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%, 04/25/2069(g)	117,190	118,538
Series 2025-H5, Class A1, 5.51%, 07/25/2070(e)(g)	1,636,853	1,657,049
DB Master Finance LLC
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(g)	520,000	520,106
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(g)	260,000	260,228
EFMT, Series 2025-NQM5, Class A1, 5.03%, 11/25/2070(e)(g)	233,414	234,787
GCAT Trust, Series 2025-NQM4, Class A1A, 5.53%, 06/25/2070(g)	134,822	136,681
GGP Trust, Series 2026-TY, Class A, 4.67%, 03/05/2043(e)(g)	275,000	275,000
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM6, Class A1, 5.02%, 02/25/2066(g)	1,085,883	1,090,444
GS Mortgage-Backed Securities Trust
Series 2025-HE1, Class A1, 5.25% (30 Day Average SOFR + 1.55%), 10/25/2055(d)(g)	1,290,963	1,298,980
Series 2025-HE2, Class A1, 5.25% (30 Day Average SOFR + 1.55%), 12/25/2065(d)(g)	2,304,584	2,321,449
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(g)	1,653,792	1,661,666
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066(e)(g)	120,000	120,234
Hilton Grand Vacations Trust, Series 2025- 1A, Class A, 4.88%, 05/27/2042(g)	36,777	37,302
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(e)(g)	100,000	101,883
	Principal Amount	Value

J.P. Morgan Mortgage Trust
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(e)(g)	$805,474	$815,081
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(e)(g)	921,968	925,993
Jersey Mike’s Funding, Series 2025-1A, Class A2, 5.61%, 08/16/2055(g)	149,625	152,859
Jersey Mike’s Funding LLC, Series 2024-1A, Class A2, 5.64%, 02/15/2055(g)	74,438	76,074
JP Morgan Mortgage Trust, Series 2024- VIS1, Class A1, 5.99%, 07/25/2064(e)(g)	321,169	324,653
Metronet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/2055(g)	160,000	161,678
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(e)	1,671,000	1,708,525
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(e)(g)	122,225	123,931
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(e)(g)	767,059	770,733
Neuberger Berman Loan Advisers CLO 38 Ltd. (Cayman Islands), Series 2020-38A, Class AR2, 4.63% (3 mo. Term SOFR + 0.96%), 10/20/2036(d)(g)	250,000	250,176
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(g)	548,800	556,925
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(g)	240,000	241,099
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2025-3A, Class A1, 4.66% (3 mo. Term SOFR + 0.95%), 01/15/2034(d)(g)	1,000,000	1,000,334
RCKT Mortgage Trust
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(g)	127,139	128,655
Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(g)	185,000	185,186
RR 16 Ltd. (Cayman Islands), Series 2021- 16A, Class A1R, 4.72% (3 mo. Term SOFR + 1.05%), 07/15/2036(d)(g)	800,000	800,512
SHRN Trust, Series 2025-MF18, Class C, 5.38% (1 mo. Term SOFR + 1.70%), 10/15/2040(d)(g)	500,000	502,403
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(g)	614,792	609,393
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(g)	760,000	758,828
Symphony CLO XXIV Ltd. (Cayman Islands), Series 2020-24A, Class A1R, 4.80% (3 mo. Term SOFR + 1.13%), 10/23/2035(d)(g)	200,000	200,170
Thayer Park, CLO Ltd., Series 2017-1A, Class A1RR, 4.67% (3 mo. Term SOFR + 1.00%), 04/20/2034(d)(g)	855,000	856,539
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(g)	700,000	695,941
See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A, 5.23%, 07/13/2044(e)(g)	$50,000	$50,562
Series 2025-AZ, Class B, 5.48%, 07/13/2044(e)(g)	150,000	151,882
Voya CLO Ltd. (Cayman Islands), Series 2021-1A, Class AR, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(d)(g)	350,000	350,131
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(e)(g)	150,000	152,418
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 01/20/2035(d)(g)	300,000	300,560
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(g)	650,000	668,337
Total Asset-Backed Securities (Cost $35,895,280)		35,977,003

Agency Credit Risk Transfer Notes-0.26%
Freddie Mac, Series 2025-DNA4, Class A1, STACR®, 4.60% (30 Day Average SOFR + 0.90%), 10/25/2045(d)(g)(l) (Cost $488,125)	488,125	488,556
	Shares
Money Market Funds-10.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(m)(n) (Cost $18,570,802)	18,570,802	18,570,802
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-127.61% (Cost $236,782,517)		236,474,803
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.38%
Invesco Private Government Fund, 3.65%(m)(n)(o)	201,437	$201,437
Invesco Private Prime Fund, 3.80%(m)(n)(o)	512,724	512,878
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $714,315)		714,315
TOTAL INVESTMENTS IN SECURITIES-127.99% (Cost $237,496,832)		237,189,118
OTHER ASSETS LESS LIABILITIES-(27.99)%		(51,874,471)
NET ASSETS-100.00%		$185,314,647

Investment Abbreviations:
Ctfs.	-Certificates
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
TBA	-To Be Announced

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2026.
(e)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2026.

(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $50,618,987, which represented 27.32% of the Fund’s Net Assets.

(h)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(i)	All or a portion of this security was out on loan at January 31, 2026.
(j)	Perpetual bond with no specified maturity date.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Core Fixed Income ETF (GTOC)—(continued)
January 31, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$35,553,401	$124,332,799	$(141,315,398)	$-	$-	$18,570,802	$208,972
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	459,793	1,147,302	(1,405,658)	-	-	201,437	1,989 *
Invesco Private Prime Fund	1,314,677	1,917,993	(2,719,793)	22	(21)	512,878	5,556 *
Total	$37,327,871	$127,398,094	$(145,440,849)	$22	$(21)	$19,285,117	$216,517

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(n)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(o)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	107	March-2026	$22,308,664	$(19,621)	$(19,621)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	58	March-2026	(6,317,922)	6,638	6,638
U.S. Treasury 10 Year Notes	66	March-2026	(7,380,656)	40,177	40,177
U.S. Treasury 10 Year Ultra Notes	8	March-2026	(913,250)	3,000	3,000
U.S. Treasury Long Bonds	4	March-2026	(460,500)	(4,000)	(4,000)
U.S. Treasury Ultra Bonds	11	March-2026	(1,291,813)	2,406	2,406
Subtotal—Short Futures Contracts				48,221	48,221
Total Futures Contracts				$28,600	$28,600

(a)	Futures contracts collateralized by $14,900 cash held with Morgan Stanley & Co. LLC, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Equity Net Zero ETF (IQSZ)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.69%
Advertising-0.07%
Informa PLC (United Kingdom)	8,939	$108,182
Aerospace & Defense-0.20%
Aselsan Elektronik Sanayi Ve Ticaret A.S. (Turkey)	10,452	73,128
Howmet Aerospace, Inc.	1,169	243,245
		316,373
Agricultural Products & Services-0.16%
Archer-Daniels-Midland Co.	3,671	247,095
Air Freight & Logistics-0.71%
Deutsche Post AG (Germany)	4,934	276,952
FedEx Corp.	1,378	444,061
Nippon Express Holdings, Inc., Class H (Japan)	7,375	168,063
United Parcel Service, Inc., Class B	2,103	223,381
		1,112,457
Airport Services-0.31%
Aena S.M.E. S.A. (Spain)(b)	12,099	377,129
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (Mexico)	302	104,229
		481,358
Apparel Retail-0.89%
Fast Retailing Co. Ltd. (Japan)	300	114,831
Industria de Diseno Textil S.A. (Spain)	2,822	184,294
Ross Stores, Inc.	1,847	348,436
TJX Cos., Inc. (The)	5,028	753,245
		1,400,806
Apparel, Accessories & Luxury Goods-0.83%
adidas AG (Germany)	545	96,981
ANTA Sports Products Ltd. (China)	8,105	80,993
Hermes International S.C.A. (France)	43	103,833
Kering S.A. (France)	521	163,235
LVMH Moet Hennessy Louis Vuitton SE (France)	656	424,922
Ralph Lauren Corp.	927	327,611
Tapestry, Inc.	840	106,605
		1,304,180
Application Software-1.64%
Adobe, Inc.(c)	1,176	344,862
Atlassian Corp., Class A(c)	1,539	181,879
Autodesk, Inc.(c)	818	206,848
DocuSign, Inc.(c)	3,249	170,702
Intuit, Inc.	689	343,755
Palantir Technologies, Inc., Class A(c)	3,142	460,586
Salesforce, Inc.	1,882	399,530
Synopsys, Inc.(c)	218	101,395
Workday, Inc., Class A(c)	586	102,919
Zoom Communications, Inc., Class A(c)	2,808	258,617
		2,571,093
Asset Management & Custody Banks-1.23%
Ameriprise Financial, Inc.	288	151,831
Bank of New York Mellon Corp. (The)	6,571	787,994
Brookfield Corp. (Canada)	3,237	148,374
Northern Trust Corp.	1,743	260,456
St. James’s Place PLC (United Kingdom)	5,854	122,611
State Street Corp.	3,532	462,198
		1,933,464
	Shares	Value
Automobile Manufacturers-1.84%
Ford Motor Co.	14,125	$196,055
Geely Automobile Holdings Ltd. (China)	79,478	163,655
General Motors Co.	3,736	313,824
Kia Corp. (South Korea)	1,475	156,945
Subaru Corp. (Japan)	5,122	110,316
Tesla, Inc.(c)	4,222	1,817,191
Toyota Motor Corp. (Japan)	5,668	128,885
		2,886,871
Automotive Parts & Equipment-0.35%
Aisin Corp. (Japan)	7,694	138,285
Aptiv PLC(c)	1,605	121,579
Hyundai Mobis Co. Ltd. (South Korea)	427	133,419
Sumitomo Electric Industries Ltd. (Japan)	3,400	149,333
		542,616
Automotive Retail-0.09%
O’Reilly Automotive, Inc.(c)	1,379	135,707
Biotechnology-1.35%
AbbVie, Inc.	3,432	765,370
Amgen, Inc.	1,721	588,376
Biogen, Inc.(c)	602	108,294
Gilead Sciences, Inc.	3,139	445,581
Incyte Corp.(c)	2,063	206,444
		2,114,065
Brewers-0.25%
Anheuser-Busch InBev S.A./N.V. (Belgium)	3,034	219,189
Asahi Group Holdings Ltd. (Japan)	7,412	77,847
Heineken N.V. (Netherlands)	1,179	97,679
		394,715
Broadline Retail-3.36%
Alibaba Group Holding Ltd. (China)	24,608	523,661
Amazon.com, Inc.(c)	16,437	3,933,374
eBay, Inc.	2,984	272,201
Naspers Ltd. (South Africa)	2,668	164,533
Prosus N.V. (Netherlands)(c)	3,016	174,053
Wesfarmers Ltd. (Australia)	3,304	191,746
		5,259,568
Building Products-0.73%
Allegion PLC	1,492	246,762
Carlisle Cos., Inc.	233	79,427
Daikin Industries Ltd. (Japan)	900	108,197
Johnson Controls International PLC	2,845	339,295
Trane Technologies PLC	864	363,381
		1,137,062
Cable & Satellite-0.20%
Comcast Corp., Class A	10,508	312,613
Commodity Chemicals-0.08%
Orica Ltd. (Australia)	7,266	130,219
Communications Equipment-1.01%
Arista Networks, Inc.(c)	2,046	290,000
Ciena Corp.(c)	1,103	277,747
Cisco Systems, Inc.	9,545	747,564
Nokia OYJ (Finland)	23,081	149,202
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	10,856	118,306
		1,582,819
Computer & Electronics Retail-0.12%
Best Buy Co., Inc.	2,802	182,410
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Construction & Engineering-2.26%
ACS Actividades de Construccion y Servicios S.A. (Spain)	4,919	$553,896
AECOM	1,662	160,267
AtkinsRealis Group, Inc. (Canada)	1,422	100,348
Bouygues S.A. (France)	8,457	458,792
Eiffage S.A. (France)	2,420	360,206
EMCOR Group, Inc.	389	280,364
Ferrovial SE	2,033	137,817
Gamuda Bhd. (Malaysia)	81,232	91,332
HOCHTIEF AG (Germany)	322	135,519
Shimizu Corp. (Japan)	14,017	249,734
Skanska AB, Class B (Sweden)	4,066	124,264
Stantec, Inc. (Canada)	886	88,289
United Integrated Services Co. Ltd. (Taiwan)	3,641	103,827
Vinci S.A. (France)	3,763	543,025
WSP Global, Inc. (Canada)	777	151,039
		3,538,719
Construction Machinery & Heavy Transportation Equipment-0.75%
Cummins, Inc.	748	432,957
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	261	103,886
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)	402	115,146
KION Group AG (Germany)	1,538	109,031
Komatsu Ltd. (Japan)	3,931	150,948
Samsung Heavy Industries Co. Ltd. (South Korea)(c)	5,276	107,531
Weichai Power Co. Ltd., H Shares (China)	47,589	161,359
		1,180,858
Construction Materials-0.12%
CRH PLC	1,539	188,389
Consumer Electronics-0.28%
Panasonic Holdings Corp. (Japan)	12,509	172,063
Sony Group Corp. (Japan)	11,688	258,531
		430,594
Consumer Finance-0.25%
American Express Co.	1,091	384,218
Consumer Staples Merchandise Retail-0.91%
Carrefour S.A. (France)	6,597	108,445
Dollar Tree, Inc.(c)	2,169	255,053
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	55,927	178,804
Walmart, Inc.	7,463	889,142
		1,431,444
Copper-0.18%
Freeport-McMoRan, Inc.	1,809	108,956
Southern Copper Corp. (Mexico)	923	175,665
		284,621
Data Processing & Outsourced Services-0.16%
Broadridge Financial Solutions, Inc.	769	151,578
SS&C Technologies Holdings, Inc.	1,272	104,164
		255,742
Diversified Banks-8.81%
ABN AMRO Bank N.V., CVA (Netherlands)(b)	3,142	116,182
Absa Group Ltd. (South Africa)	9,693	153,845
AIB Group PLC (Ireland)(c)	9,673	108,518
ANZ Group Holdings Ltd. (Australia)	4,440	113,636
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	10,667	271,750
	Shares	Value
Diversified Banks-(continued)
Banco Bradesco S.A., ADR (Brazil)	31,393	$127,142
Banco Santander S.A. (Spain)	46,438	595,075
Bank of America Corp.	20,049	1,066,607
Bank of China Ltd., H Shares (China)	156,956	93,760
Bank of Montreal (Canada)	811	111,018
Bank Polska Kasa Opieki S.A. (Poland)	1,732	105,833
Barclays PLC (United Kingdom)	41,105	275,120
BOC Hong Kong (Holdings) Ltd. (China)	15,227	80,210
CaixaBank S.A. (Spain)	6,163	81,648
Canadian Imperial Bank of Commerce (Canada)	2,282	212,064
Citigroup, Inc.	9,883	1,143,562
CTBC Financial Holding Co. Ltd. (Taiwan)	61,297	98,758
Danske Bank A/S (Denmark)	3,090	158,010
E.Sun Financial Holding Co. Ltd. (Taiwan)	98,573	104,382
First Abu Dhabi Bank PJSC (United Arab Emirates)	20,433	103,524
First Financial Holding Co. Ltd. (Taiwan)	155,128	141,619
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	15,200	173,117
Hana Financial Group, Inc. (South Korea)	2,542	176,623
HSBC Holdings PLC (United Kingdom)	24,604	435,275
ICICI Bank Ltd., ADR (India)	26,223	768,072
Industrial & Commercial Bank of China Ltd., H Shares (China)	267,000	221,544
ING Groep N.V. (Netherlands)	12,969	383,855
Itau Unibanco Holding S.A., ADR (Brazil)	32,262	277,130
JPMorgan Chase & Co.	4,558	1,394,247
Jyske Bank A/S (Denmark)	1,404	205,073
KB Financial Group, Inc. (South Korea)	1,333	124,768
Lloyds Banking Group PLC (United Kingdom)	90,216	135,095
Malayan Banking Bhd. (Malaysia)	41,029	122,795
Mitsubishi UFJ Financial Group, Inc. (Japan)	8,994	163,413
Mizuho Financial Group, Inc. (Japan)	3,374	146,967
National Australia Bank Ltd. (Australia)	4,691	141,765
NatWest Group PLC (United Kingdom)	26,366	241,006
Nordea Bank Abp (Finland)	19,140	371,134
Shinhan Financial Group Co. Ltd. (South Korea)	3,435	200,754
Standard Chartered PLC (United Kingdom)	5,223	134,019
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,472	122,577
Sumitomo Mitsui Trust Group, Inc. (Japan)	6,778	227,111
Toronto-Dominion Bank (The) (Canada)	10,274	965,528
U.S. Bancorp	7,994	448,543
UniCredit S.p.A. (Italy)	1,088	95,159
Wells Fargo & Co.	7,020	635,240
Westpac Banking Corp. (Australia)	4,042	109,260
Woori Financial Group, Inc. (South Korea)	5,718	119,614
		13,801,947
Diversified Capital Markets-0.45%
Deutsche Bank AG (Germany)	8,462	335,131
UBS Group AG (Switzerland)	7,652	363,468
		698,599
Diversified Chemicals-0.14%
Mitsubishi Chemical Group Corp. (Japan)	17,869	118,357
Sumitomo Chemical Co. Ltd. (Japan)	32,800	100,105
		218,462
Diversified Metals & Mining-0.91%
Anglo American PLC (South Africa)	3,091	143,731
BHP Group Ltd. (Australia)	15,590	540,195
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Diversified Metals & Mining-(continued)
CMOC Group Ltd., H Shares (China)	48,000	$134,949
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	28,371	317,369
Rio Tinto PLC (Australia)	1,737	158,926
Saudi Arabian Mining Co. (Saudi Arabia)(c)	1	20
Teck Resources Ltd., Class B (Canada)	2,339	126,230
		1,421,420
Diversified Real Estate Activities-0.15%
Daiwa House Industry Co. Ltd. (Japan)	2,888	98,725
Mitsubishi Estate Co. Ltd. (Japan)	5,561	142,187
		240,912
Diversified Support Services-0.41%
Brambles Ltd. (Australia)	12,524	195,579
Elis S.A. (France)	6,460	188,243
ISS A/S (Denmark)	6,767	257,583
		641,405
Drug Retail-0.06%
Clicks Group Ltd. (South Africa)	4,583	91,967
Electric Utilities-1.47%
Acciona S.A. (Spain)	494	106,554
American Electric Power Co., Inc.	888	106,360
CLP Holdings Ltd. (Hong Kong)	14,000	132,376
Constellation Energy Corp.	311	87,291
Edison International	2,781	173,201
Enel S.p.A. (Italy)	45,241	501,661
Eversource Energy	1,551	107,221
Exelon Corp.	4,710	210,914
Iberdrola S.A. (Spain)	11,147	251,525
Iberdrola S.A., Rts., expiring 03/31/2026 (Spain)(c)	7,570	2,334
NRG Energy, Inc.	3,443	525,505
Tenaga Nasional Bhd. (Malaysia)	29,600	104,728
		2,309,670
Electrical Components & Equipment-0.95%
ABB Ltd. (Switzerland)	4,112	355,415
Acuity, Inc.	380	117,511
Eaton Corp. PLC	391	137,405
Emerson Electric Co.	2,028	298,035
NKT A/S (Denmark)(c)	1,177	154,503
Rockwell Automation, Inc.	724	305,275
Schneider Electric SE (France)	409	117,686
		1,485,830
Electronic Components-0.27%
Delta Electronics, Inc. (Taiwan)	6,340	241,949
Murata Manufacturing Co. Ltd. (Japan)	8,900	181,395
		423,344
Electronic Equipment & Instruments-0.39%
Halma PLC (United Kingdom)	5,419	263,944
Hexagon AB, Class B (Sweden)	9,306	105,580
Keysight Technologies, Inc.(c)	1,143	247,265
		616,789
Electronic Manufacturing Services-0.42%
Flex Ltd.(c)	3,976	250,647
Hon Hai Precision Industry Co. Ltd. (Taiwan)	19,779	136,721
Jabil, Inc.	1,141	270,634
		658,002
Fertilizers & Agricultural Chemicals-0.44%
CF Industries Holdings, Inc.	2,888	269,248
	Shares	Value
Fertilizers & Agricultural Chemicals-(continued)
Corteva, Inc.	4,231	$308,017
Yara International ASA (Brazil)	2,568	118,419
		695,684
Financial Exchanges & Data-0.68%
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	1,522	83,935
Moody’s Corp.	189	97,441
Nasdaq, Inc.	4,533	439,203
S&P Global, Inc.	648	342,008
Singapore Exchange Ltd. (Singapore)	7,704	107,008
		1,069,595
Food Retail-0.35%
Empire Co. Ltd., Class A (Canada)	2,566	84,286
George Weston Ltd. (Canada)	1,397	97,975
J Sainsbury PLC (United Kingdom)	43,323	190,370
Koninklijke Ahold Delhaize N.V. (Netherlands)	2,245	88,098
Tesco PLC (United Kingdom)	14,381	83,919
		544,648
Footwear-0.06%
Asics Corp. (Japan)	3,868	93,415
Gas Utilities-0.29%
ENN Energy Holdings Ltd. (China)	12,700	109,365
Italgas S.p.A. (Italy)	20,007	241,240
Tokyo Gas Co. Ltd. (Japan)	2,181	97,075
		447,680
Gold-0.67%
Agnico Eagle Mines Ltd. (Canada)	1,691	323,228
Franco-Nevada Corp. (Canada)	420	98,860
Gold Fields Ltd., ADR (South Africa)	2,362	118,383
Lundin Gold, Inc. (Canada)	2,031	153,103
Newmont Corp.	3,189	358,284
		1,051,858
Health Care Distributors-0.23%
Cardinal Health, Inc.	1,707	366,800
Health Care Equipment-0.92%
Boston Scientific Corp.(c)	3,178	297,238
Edwards Lifesciences Corp.(c)	1,210	98,445
Medtronic PLC	3,271	336,782
Olympus Corp. (Japan)	9,200	110,246
ResMed, Inc.	510	131,738
Smith & Nephew PLC (United Kingdom)	6,281	107,354
Stryker Corp.	721	266,453
Zimmer Biomet Holdings, Inc.	997	86,809
		1,435,065
Health Care Facilities-0.28%
Rede D’Or Sao Luiz S.A. (Brazil)(b)	23,948	193,897
Universal Health Services, Inc., Class B	1,214	244,329
		438,226
Health Care Services-0.39%
Cigna Group (The)	504	138,151
CVS Health Corp.	2,924	217,897
Fresenius Medical Care AG (Germany)	3,218	145,397
Fresenius SE & Co. KGaA (Germany)	1,924	108,015
		609,460
Health Care Supplies-0.10%
EssilorLuxottica S.A. (France)	514	157,698
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Heavy Electrical Equipment-0.48%
GE Vernova, Inc.	400	$290,548
Mitsubishi Electric Corp. (Japan)	4,813	150,951
Siemens Energy AG, Class A (Germany)(c)	836	142,955
Vestas Wind Systems A/S (Denmark)	5,698	173,351
		757,805
Home Improvement Retail-0.49%
Kingfisher PLC (United Kingdom)	24,279	112,206
Lowe’s Cos., Inc.	2,460	656,968
		769,174
Homefurnishing Retail-0.20%
Williams-Sonoma, Inc.	1,507	308,408
Hotel & Resort REITs-0.22%
Host Hotels & Resorts, Inc.	18,476	342,360
Hotels, Resorts & Cruise Lines-1.54%
Airbnb, Inc., Class A(c)	1,546	200,006
Amadeus IT Group S.A. (Spain)	1,426	95,956
Booking Holdings, Inc.	163	815,300
Carnival Corp.(c)	11,418	342,768
Expedia Group, Inc.	1,945	515,114
H World Group Ltd., ADR (China)	2,175	103,334
Royal Caribbean Cruises Ltd.	443	143,820
Trip.com Group Ltd. (China)	1,300	79,813
TUI AG (Germany)(c)	10,377	111,041
		2,407,152
Household Products-0.77%
Colgate-Palmolive Co.	2,673	241,345
Essity AB, Class B (Sweden)	6,864	204,502
Procter & Gamble Co. (The)	3,287	498,868
Reckitt Benckiser Group PLC (United Kingdom)	3,204	268,069
		1,212,784
Human Resource & Employment Services-0.07%
Recruit Holdings Co. Ltd. (Japan)	2,100	110,974
Independent Power Producers & Energy Traders-0.07%
AES Corp. (The)	7,462	109,318
Industrial Conglomerates-0.76%
CITIC Ltd. (China)	66,000	105,512
CK Hutchison Holdings Ltd. (Hong Kong)	25,500	205,677
Hitachi Ltd. (Japan)	6,992	243,410
PT Astra International Tbk (Indonesia)	452,500	171,575
Samsung C&T Corp. (South Korea)	490	102,143
Siemens AG (Germany)	867	263,071
Smiths Group PLC (United Kingdom)	3,092	106,488
		1,197,876
Industrial Gases-0.17%
Linde PLC	588	268,698
Industrial Machinery & Supplies & Components-1.48%
Daifuku Co. Ltd. (Japan)	3,850	138,560
Dover Corp.	441	88,857
FANUC Corp. (Japan)	3,933	158,440
GEA Group AG (Germany)	1,393	99,965
Kone OYJ, Class B (Finland)	2,548	183,776
Konecranes OYJ (Finland)	1,178	139,227
Parker-Hannifin Corp.	668	625,141
Pentair PLC	1,654	174,282
Sandvik AB (Sweden)	10,236	406,705
	Shares	Value
Industrial Machinery & Supplies & Components-(continued)
Schindler Holding AG, PC (Switzerland)	355	$137,508
Xylem, Inc.	1,205	166,133
		2,318,594
Industrial REITs-0.12%
Prologis, Inc.	1,437	187,615
Insurance Brokers-0.11%
Willis Towers Watson PLC	521	165,402
Integrated Oil & Gas-2.44%
BP PLC	39,611	251,872
Chevron Corp.	2,807	496,558
Exxon Mobil Corp.	8,434	1,192,568
OMV AG (Austria)	2,459	146,614
Petroleo Brasileiro S.A., Preference Shares (Brazil)	65,586	473,021
Saudi Arabian Oil Co. (Saudi Arabia)(b)	50,188	345,004
Shell PLC (United Kingdom)	11,852	456,884
Suncor Energy, Inc. (Canada)	8,760	465,574
		3,828,095
Integrated Telecommunication Services-0.87%
AT&T, Inc.	20,663	541,577
Chunghwa Telecom Co. Ltd. (Taiwan)	26,000	110,251
Deutsche Telekom AG (Germany)	3,092	104,139
NTT, Inc. (Japan)	112,800	113,718
Orange S.A. (France)	6,033	112,561
Telenor ASA (Norway)	9,301	157,260
Verizon Communications, Inc.	5,016	223,312
		1,362,818
Interactive Home Entertainment-0.13%
Electronic Arts, Inc.	963	196,375
Interactive Media & Services-6.22%
Alphabet, Inc., Class A	9,502	3,211,676
Alphabet, Inc., Class C	8,479	2,870,396
LY Corp. (Japan)	33,386	85,759
Meta Platforms, Inc., Class A	3,639	2,607,344
Tencent Holdings Ltd. (China)	12,631	971,140
		9,746,315
Internet Services & Infrastructure-0.25%
MongoDB, Inc.(c)	245	90,976
Okta, Inc.(c)(d)	1,219	102,981
Shopify, Inc., Class A (Canada)(c)	1,493	196,990
		390,947
Investment Banking & Brokerage-1.67%
Goldman Sachs Group, Inc. (The)	1,221	1,142,136
Morgan Stanley	6,258	1,143,962
Nomura Holdings, Inc. (Japan)	35,560	323,301
		2,609,399
IT Consulting & Other Services-0.97%
Accenture PLC, Class A	913	240,704
Amdocs Ltd.	1,002	82,104
Cognizant Technology Solutions Corp., Class A	1,754	143,933
Infosys Ltd., ADR (India)(d)	29,252	514,250
International Business Machines Corp.	1,384	424,473
NEC Corp. (Japan)	3,180	108,150
		1,513,614
Leisure Products-0.05%
Bandai Namco Holdings, Inc. (Japan)	2,996	77,994
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Life & Health Insurance-1.90%
Aflac, Inc.	900	$99,855
Cathay Financial Holding Co. Ltd. (Taiwan)	44,000	104,829
Dai-ichi Life Holdings, Inc. (Japan)	11,902	105,007
Discovery Ltd. (South Africa)	7,565	111,103
Fubon Financial Holding Co. Ltd. (Taiwan)	35,000	100,505
Great-West Lifeco, Inc. (Canada)	2,245	105,672
Japan Post Holdings Co. Ltd. (Japan)	18,611	224,669
Japan Post Insurance Co. Ltd. (Japan)	4,086	126,962
Legal & General Group PLC (United Kingdom)	32,036	116,648
MetLife, Inc.	4,870	384,146
NN Group N.V. (Netherlands)	1,556	123,787
Phoenix Group Holdings PLC (United Kingdom)	10,860	110,387
Ping An Insurance (Group) Co. of China Ltd., H Shares (China)	22,338	207,257
Poste Italiane S.p.A. (Italy)(b)	14,276	377,368
Power Corp. of Canada (Canada)	3,436	174,242
Principal Financial Group, Inc.	1,118	105,897
Prudential Financial, Inc.	2,306	256,220
Prudential PLC (Hong Kong)	9,051	149,089
		2,983,643
Life Sciences Tools & Services-0.28%
Illumina, Inc.(c)	946	136,990
IQVIA Holdings, Inc.(c)	565	130,035
Thermo Fisher Scientific, Inc.	307	177,633
		444,658
Managed Health Care-0.15%
UnitedHealth Group, Inc.	829	237,865
Marine Ports & Services-0.08%
International Container Terminal Services, Inc. (Philippines)	11,390	124,754
Marine Transportation-0.40%
A.P. Moller - Maersk A/S, Class B(d)	70	173,729
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	32,253	190,493
Orient Overseas International Ltd. (Hong Kong)(d)	9,367	153,508
SITC International Holdings Co. Ltd. (China)	31,000	115,795
		633,525
Metal, Glass & Plastic Containers-0.36%
CCL Industries, Inc., Class B (Canada)	1,603	97,140
Crown Holdings, Inc.	4,532	474,410
		571,550
Movies & Entertainment-0.76%
Netflix, Inc.(c)	6,569	548,446
Walt Disney Co. (The)	5,713	644,426
		1,192,872
Multi-line Insurance-0.62%
Allianz SE (Germany)	684	302,273
Assicurazioni Generali S.p.A. (Italy)	2,339	95,755
AXA S.A. (France)	8,813	403,323
Mapfre S.A. (Spain)	37,493	172,181
		973,532
Multi-Utilities-0.32%
ENGIE S.A. (France)	9,012	270,042
National Grid PLC (United Kingdom)	6,676	113,746
NiSource, Inc.	2,782	123,215
		507,003
	Shares	Value
Oil & Gas Equipment & Services-0.14%
Baker Hughes Co., Class A	2,354	$131,918
Technip Energies N.V. (France)	2,294	90,227
		222,145
Oil & Gas Exploration & Production-1.11%
Aker BP ASA (Norway)	4,709	139,077
ConocoPhillips	2,627	273,812
Devon Energy Corp.	8,703	349,948
EOG Resources, Inc.	3,943	442,129
EQT Corp.	2,522	145,595
Expand Energy Corp.	870	97,797
Var Energi ASA (Norway)	29,431	107,965
Woodside Energy Group Ltd. (Australia)	10,302	182,994
		1,739,317
Oil & Gas Refining & Marketing-0.56%
Idemitsu Kosan Co. Ltd. (Japan)	14,300	121,732
ORLEN S.A. (Poland)	10,913	333,236
Valero Energy Corp.	2,297	416,745
		871,713
Oil & Gas Storage & Transportation-0.20%
Enbridge, Inc. (Canada)	3,504	171,998
Williams Cos., Inc. (The)	2,148	144,474
		316,472
Other Specialty Retail-0.08%
Avolta AG (Switzerland)(c)	1,984	121,937
Packaged Foods & Meats-0.74%
Danone S.A. (France)	2,249	176,871
Nestle S.A. (Switzerland)	4,722	452,360
Orkla ASA (Norway)	17,218	205,537
Tyson Foods, Inc., Class A	3,180	207,750
WH Group Ltd. (Hong Kong)	98,545	116,328
		1,158,846
Passenger Airlines-0.56%
ANA Holdings, Inc. (Japan)	5,500	107,128
China Airlines Ltd. (Taiwan)	233,664	164,380
Delta Air Lines, Inc.	1,481	97,583
Eva Airways Corp. (Taiwan)	80,000	94,691
LATAM Airlines Group S.A. (Chile)	6,247,512	205,208
United Airlines Holdings, Inc.(c)	2,028	207,505
		876,495
Passenger Ground Transportation-0.23%
Uber Technologies, Inc.(c)	4,411	353,101
Personal Care Products-0.22%
L’Oreal S.A. (France)	756	348,596
Pharmaceuticals-4.28%
Astellas Pharma, Inc. (Japan)	8,000	111,640
AstraZeneca PLC (United Kingdom)	1,957	365,656
Bayer AG (Germany)	2,641	140,194
Bristol-Myers Squibb Co.	7,896	434,675
Chugai Pharmaceutical Co. Ltd. (Japan)	2,032	116,446
Eli Lilly and Co.	1,252	1,298,512
GSK PLC	13,265	344,033
Johnson & Johnson	6,017	1,367,363
Merck & Co., Inc.	3,957	436,338
Novartis AG	4,690	698,565
Novo Nordisk A/S, Class B (Denmark)	2,644	157,578
Pfizer, Inc.	10,366	274,077
Roche Holding AG (Switzerland)	1,117	509,923
Sanofi S.A.	1,912	181,001
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Pharmaceuticals-(continued)
Shionogi & Co. Ltd. (Japan)	7,694	$158,927
Zoetis, Inc.	880	109,842
		6,704,770
Precious Metals & Minerals-0.06%
Valterra Platinum Ltd. (South Africa)	988	89,413
Property & Casualty Insurance-1.61%
Allstate Corp. (The)	2,272	452,105
American International Group, Inc.	6,381	477,809
Hartford Insurance Group, Inc. (The)	3,789	511,742
Progressive Corp. (The)	649	134,992
QBE Insurance Group Ltd. (Australia)	16,861	232,487
Sompo Holdings, Inc. (Japan)	3,850	133,196
Travelers Cos., Inc. (The)	2,044	581,539
		2,523,870
Publishing-0.08%
New York Times Co. (The), Class A	1,627	119,275
Rail Transportation-0.83%
Central Japan Railway Co. (Japan)	13,418	375,550
East Japan Railway Co. (Japan)	10,748	270,695
Seibu Holdings, Inc. (Japan)	5,096	135,462
Tokyu Corp. (Japan)	8,231	93,229
Union Pacific Corp.	1,084	254,849
West Japan Railway Co. (Japan)	8,591	176,121
		1,305,906
Real Estate Services-0.07%
CBRE Group, Inc., Class A(c)	665	113,269
Regional Banks-0.26%
Citizens Financial Group, Inc.	1,934	121,803
Truist Financial Corp.	5,502	282,913
		404,716
Research & Consulting Services-0.13%
TransUnion	1,004	79,336
Verisk Analytics, Inc.	582	126,562
		205,898
Restaurants-0.59%
Aramark	2,145	82,561
DoorDash, Inc., Class A(c)	493	100,878
McDonald’s Corp.	1,715	540,225
Skylark Holdings Co. Ltd. (Japan)	4,800	98,123
Yum! Brands, Inc.	613	95,321
		917,108
Retail REITs-0.20%
Klepierre S.A. (France)	2,822	109,108
Regency Centers Corp.	1,323	96,407
Unibail-Rodamco-Westfield (France)	1,000	110,966
		316,481
Semiconductor Materials & Equipment-2.02%
Advantest Corp. (Japan)	918	152,317
Applied Materials, Inc.	1,448	466,719
ASML Holding N.V. (Netherlands)	790	1,136,896
KLA Corp.	342	488,355
Lam Research Corp.	3,257	760,379
Tokyo Electron Ltd. (Japan)	597	159,592
		3,164,258
Semiconductors-9.52%
Analog Devices, Inc.	1,887	586,630
	Shares	Value
Semiconductors-(continued)
ASE Technology Holding Co. Ltd. (Taiwan)	18,719	$174,033
Broadcom, Inc.	2,464	816,323
Intel Corp.(c)	4,578	212,740
Marvell Technology, Inc.	2,492	196,669
MediaTek, Inc. (Taiwan)	3,220	178,615
Micron Technology, Inc.	2,727	1,131,378
NVIDIA Corp.	40,313	7,705,024
QUALCOMM, Inc.	3,579	542,541
Realtek Semiconductor Corp. (Taiwan)	7,840	119,950
SK hynix, Inc. (South Korea)	1,098	685,566
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	7,367	2,435,235
United Microelectronics Corp. (Taiwan)	64,337	128,015
		14,912,719
Soft Drinks & Non-alcoholic Beverages-0.47%
Coca-Cola Co. (The)	6,338	474,146
PepsiCo, Inc.	1,690	259,635
		733,781
Specialized Finance-0.10%
Mitsubishi HC Capital, Inc. (Japan)	17,866	156,421
Specialty Chemicals-0.13%
Ecolab, Inc.	727	205,007
Steel-0.33%
Fortescue Ltd. (Australia)	9,191	133,897
Nucor Corp.	667	118,539
Steel Dynamics, Inc.	684	122,826
voestalpine AG (Austria)	2,939	140,066
		515,328
Systems Software-3.80%
Fortinet, Inc.(c)	1,427	115,958
Microsoft Corp.	12,139	5,223,291
Oracle Corp.	2,252	370,634
Palo Alto Networks, Inc.(c)	437	77,336
ServiceNow, Inc.(c)	1,429	167,207
		5,954,426
Technology Distributors-0.07%
TD SYNNEX Corp.	660	104,722
Technology Hardware, Storage & Peripherals-5.46%
Apple, Inc.	24,904	6,462,090
Catcher Technology Co. Ltd. (Taiwan)	12,941	82,650
Dell Technologies, Inc., Class C	749	85,716
King Slide Works Co. Ltd. (Taiwan)	1,050	103,367
Logitech International S.A., Class R (Switzerland)	950	82,163
Pegatron Corp. (Taiwan)	35,318	77,883
Pure Storage, Inc., Class A(c)	1,607	111,751
Samsung Electronics Co. Ltd. (South Korea)	9,226	1,019,240
Seagate Technology Holdings PLC	355	144,730
Western Digital Corp.	1,515	379,098
		8,548,688
Trading Companies & Distributors-1.06%
Fastenal Co.	2,552	110,655
ITOCHU Corp. (Japan)	8,600	110,459
Marubeni Corp. (Japan)	7,481	248,785
Mitsubishi Corp. (Japan)	14,678	391,205
Mitsui & Co. Ltd. (Japan)	6,100	199,903
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Trading Companies & Distributors-(continued)
Sumitomo Corp. (Japan)	9,661	$393,596
Toyota Tsusho Corp. (Japan)	5,670	207,166
		1,661,769
Transaction & Payment Processing Services-1.31%
Global Payments, Inc.	1,817	130,352
Mastercard, Inc., Class A	1,660	894,391
PayPal Holdings, Inc.	1,377	72,554
Visa, Inc., Class A	2,975	957,444
		2,054,741
Wireless Telecommunication Services-0.35%
MTN Group Ltd. (South Africa)	11,724	131,134
SoftBank Corp. (Japan)	305,781	416,983
		548,117
Total Common Stocks & Other Equity Interests (Cost $136,012,066)		156,187,158
Preferred Stocks-0.08%
Technology Hardware, Storage & Peripherals-0.08%
Samsung Electronics Co. Ltd. (South Korea), Preference Shares, 0.00% (Cost $55,701)	1,434	116,155
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(e)(f) (Cost $115,210)	115,210	115,210
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.84% (Cost $136,182,977)		156,418,523
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.54%
Invesco Private Government Fund, 3.65%(e)(f)(g)	236,309	$236,309
Invesco Private Prime Fund, 3.80%(e)(f)(g)	613,880	614,064
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $850,373)		850,373
TOTAL INVESTMENTS IN SECURITIES-100.38% (Cost $137,033,350)		157,268,896
OTHER ASSETS LESS LIABILITIES-(0.38)%		(602,135)
NET ASSETS-100.00%		$156,666,761

Investment Abbreviations:
ADR	-American Depositary Receipt
CVA	-Dutch Certificates
PC	-Participation Certificate
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $1,409,580, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at January 31, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,704	$1,733,296	$(1,636,790)	$-	$-	$115,210	$1,062
See accompanying notes which are an integral part of this schedule.

Invesco Global Equity Net Zero ETF (IQSZ)—(continued)
January 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$2,973,592	$(2,737,283)	$-	$-	$236,309	$3,643 *
Invesco Private Prime Fund	820,018	5,030,069	(5,236,022)	5	(6)	614,064	10,134 *
Total	$838,722	$9,736,957	$(9,610,095)	$5	$(6)	$965,583	$14,839

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco High Yield Systematic Bond ETF (GTOQ)
January 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-97.37%
Advertising-0.74%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(b)	$126,000	$106,952
Belo Corp., 7.25%, 09/15/2027	480,000	498,809
Clear Channel Outdoor Holdings, Inc.
7.75% 04/15/2028(b)	80,000	80,071
7.50% 06/01/2029(b)	60,000	59,416
Dotdash Meredith, Inc., 7.63%, 06/15/2032(b)	400,000	365,015
		1,110,263
Aerospace & Defense-0.62%
Efesto Bidco S.p.A. Efesto US LLC (Italy), Series XR, 7.50%, 02/15/2032(b)	200,000	204,497
Moog, Inc., 4.25%, 12/15/2027(b)	260,000	258,794
TransDigm, Inc.
6.75% 08/15/2028(b)	200,000	203,616
6.88% 12/15/2030(b)	250,000	260,550
		927,457
Agricultural & Farm Machinery-0.17%
Titan International, Inc., 7.00%, 04/30/2028(c)	260,000	261,287
Air Freight & Logistics-0.69%
Clue Opco LLC, 9.50%, 10/15/2031(b)(c)	86,000	91,427
Global Infrastructure Solutions, Inc., 7.50%, 04/15/2032(b)	240,000	257,252
Rand Parent LLC, 8.50%, 02/15/2030(b)(c)	528,000	552,088
Star Leasing Co. LLC, 7.63%, 02/15/2030(b)	140,000	134,102
		1,034,869
Alternative Carriers-0.22%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/2031(b)	320,000	335,405
Apparel Retail-0.34%
Gap, Inc. (The), 3.88%, 10/01/2031(b)	159,000	147,524
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)(c)	300,000	293,545
William Carter Co. (The), 7.38%, 02/15/2031(b)	75,000	77,630
		518,699
Apparel, Accessories & Luxury Goods-0.39%
V.F. Corp., 6.45%, 11/01/2037	300,000	291,238
VF Corp., 2.95%, 04/23/2030(c)	320,000	292,179
		583,417
Application Software-1.47%
Cloud Software Group, Inc.
6.50% 03/31/2029(b)	400,000	397,913
9.00% 09/30/2029(b)	180,000	181,971
8.25% 06/30/2032(b)	75,000	76,358
6.63% 08/15/2033(b)(c)	500,000	479,808
Fair Isaac Corp., 4.00%, 06/15/2028(b)	240,000	236,192
NCR Voyix Corp., 5.00%, 10/01/2028(b)	300,000	296,417
Open Text Corp. (Canada), 3.88%, 02/15/2028(b)	200,000	193,741
	Principal Amount	Value
Application Software-(continued)
Open Text Holdings, Inc. (Canada), 4.13%, 02/15/2030(b)	$140,000	$130,178
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	220,000	219,939
		2,212,517
Asset Management & Custody Banks-0.49%
BlackRock TCP Capital Corp., 6.95%, 05/30/2029	200,000	198,154
Prospect Capital Corp.
3.36% 11/15/2026(c)	200,000	195,742
3.44% 10/15/2028(c)	390,000	347,089
		740,985
Automobile Manufacturers-1.83%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	450,000	450,212
Global Auto Holdings Ltd./AAG FH UK Ltd. (United Kingdom), 8.75%, 01/15/2032(b)(c)	400,000	386,630
Nissan Motor Acceptance Corp., 2.75%, 03/09/2028(b)	220,000	209,845
Nissan Motor Co. Ltd. (Japan)
4.35% 09/17/2027(b)	500,000	495,005
7.50% 07/17/2030(b)(c)	300,000	315,262
4.81% 09/17/2030(b)(c)	400,000	377,978
Winnebago Industries, Inc., 6.25%, 07/15/2028(b)	520,000	521,544
		2,756,476
Automotive Parts & Equipment-2.60%
Adient Global Holdings Ltd., 7.00%, 04/15/2028(b)	440,000	450,272
American Axle & Manufacturing, Inc.
6.38% 10/15/2032(b)	250,000	255,191
7.75% 10/15/2033(b)	100,000	102,927
ANGI Group LLC, 3.88%, 08/15/2028(b)	173,000	158,433
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75% 07/15/2027(b)	220,000	221,144
4.75% 04/01/2028(b)	240,000	235,105
Forvia SE (France), 8.00%, 06/15/2030(b)(c)	400,000	427,240
IHO Verwaltungs GmbH (Germany), 7.75% PIK, 1.00% Cash 7.75%, 11/15/2030(b)(d)	400,000	420,839
Kronos Acquisition Holdings, Inc. (Canada), 8.25%, 06/30/2031(b)	80,000	56,500
Tenneco, Inc., 8.00%, 11/17/2028(b)	400,000	402,580
United Rentals (North America), Inc., 3.88%, 11/15/2027	274,000	271,860
ZF North America Capital, Inc. (Germany)
6.88% 04/14/2028(b)(c)	300,000	309,929
7.13% 04/14/2030(b)	600,000	614,562
		3,926,582
Automotive Retail-1.15%
Advance Auto Parts, Inc.
5.95% 03/09/2028	360,000	368,724
7.00% 08/01/2030(b)(c)	475,000	483,369
3.50% 03/15/2032	100,000	86,481
Ken Garff Automotive LLC, 4.88%, 09/15/2028(b)	320,000	318,153
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Automotive Retail-(continued)
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	$45,000	$44,264
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(b)(c)	450,000	440,823
		1,741,814
Broadcasting-1.44%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	400,000	417,379
Gray Media, Inc.
10.50% 07/15/2029(b)(c)	188,000	202,031
5.38% 11/15/2031(b)	50,000	37,186
iHeartCommunications, Inc.
5.25% 08/15/2027(b)	100,000	95,500
4.75% 01/15/2028(b)	50,000	45,539
9.13% 05/01/2029(b)	80,000	75,668
Paramount Global
6.25% 02/28/2057(e)	370,000	336,561
6.38% 03/30/2062(c)(e)	380,000	358,302
Univision Communications, Inc., 8.50%, 07/31/2031(b)	200,000	208,690
Urban One, Inc., 7.63%, 04/01/2031(b)	41,000	18,421
Ziggo Bond Co. B.V. (Netherlands), 5.13%, 02/28/2030(b)(c)	420,000	369,358
		2,164,635
Broadline Retail-2.42%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 03/01/2029(b)	100,000	95,085
Kohl’s Corp., 10.00%, 06/01/2030(b)	240,000	263,160
Macy’s Retail Holdings LLC
5.88% 03/15/2030(b)	58,000	58,656
6.13% 03/15/2032(b)	230,000	232,663
6.70% 07/15/2034(b)	737,000	718,142
Nordstrom, Inc.
4.00% 03/15/2027	399,000	396,240
6.95% 03/15/2028	384,000	397,730
4.38% 04/01/2030	79,000	75,498
4.25% 08/01/2031	450,000	416,553
QVC, Inc., 4.38%, 09/01/2028	50,000	22,125
Rakuten Group, Inc. (Japan)
11.25% 02/15/2027(b)	200,000	213,231
9.75% 04/15/2029(b)	680,000	762,452
		3,651,535
Building Products-3.02%
Adams Homes, Inc., 9.25%, 10/15/2028(b)	206,000	215,708
Builders FirstSource, Inc.
4.25% 02/01/2032(b)	140,000	133,553
6.75% 05/15/2035(b)	300,000	315,564
Griffon Corp., 5.75%, 03/01/2028	640,000	640,145
James Hardie International Finance DAC, 5.00%, 01/15/2028(b)	620,000	619,642
JELD-WEN, Inc., 4.88%, 12/15/2027(b)	360,000	316,669
LBM Acquisition LLC, 9.50%, 06/15/2031(b)	450,000	474,466
MasterBrand, Inc., 7.00%, 07/15/2032(b)	420,000	435,893
Park River Holdings, Inc., 8.00%, 03/15/2031(b)	100,000	103,119
Specialty Building Products Holdings LLC/ SBP Finance Corp., 7.75%, 10/15/2029(b)(c)	450,000	448,848
	Principal Amount	Value
Building Products-(continued)
Standard Industries, Inc.
4.75% 01/15/2028(b)	$250,000	$248,834
4.38% 07/15/2030(b)	108,000	104,240
3.38% 01/15/2031(b)	261,000	241,035
STL Holding Co. LLC, 8.75%, 02/15/2029(b)	240,000	253,286
		4,551,002
Cable & Satellite-5.14%
Altice Financing S.A. (Luxembourg), 5.75%, 08/15/2029(b)	200,000	144,085
Cable One, Inc., 4.00%, 11/15/2030(b)(c)	520,000	378,921
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13% 05/01/2027(b)	509,000	509,448
5.00% 02/01/2028(b)	420,000	417,887
4.50% 05/01/2032	245,000	220,073
4.50% 06/01/2033(b)(c)	260,000	227,710
4.25% 01/15/2034(b)	100,000	84,567
CSC Holdings LLC
5.75% 01/15/2030(b)	300,000	118,173
4.13% 12/01/2030(b)	400,000	242,906
4.63% 12/01/2030(b)	200,000	74,788
4.50% 11/15/2031(b)	450,000	273,397
Directv Financing LLC, 8.88%, 02/01/2030(b)(c)	350,000	354,851
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88% 08/15/2027(b)	256,000	257,379
10.00% 02/15/2031(b)	500,000	515,444
DISH DBS Corp.
5.25% 12/01/2026(b)	159,000	154,644
5.75% 12/01/2028(b)	210,000	203,394
DISH Network Corp., 11.75%, 11/15/2027(b)	587,000	607,820
EchoStar Corp.
10.75% 11/30/2029	300,000	329,029
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(d)	180,000	183,418
Radiate Holdco LLC/Radiate Finance, Inc., 9.25% PIK, 1.00% Cash 9.25%, 03/25/2030(b)(d)	33,424	23,815
Sirius XM Radio LLC
5.00% 08/01/2027(b)	250,000	249,707
4.00% 07/15/2028(b)	320,000	312,753
Telenet Finance Luxembourg Notes S.a.r.l. (Belgium), 5.50%, 03/01/2028(b)	600,000	599,994
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(b)(c)	600,000	524,785
Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 5.00%, 07/15/2028(b)	200,000	200,000
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	600,000	542,168
		7,751,156
Casinos & Gaming-2.37%
Affinity Interactive, 6.88%, 12/15/2027(b)	187,000	112,324
Churchill Downs, Inc., 4.75%, 01/15/2028(b)	345,000	344,536
Great Canadian Gaming Corp. (Canada), 8.75%, 11/15/2029(b)	260,000	264,553
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Casinos & Gaming-(continued)
Melco Resorts Finance Ltd. (Hong Kong)
5.38% 12/04/2029(b)(c)	$600,000	$594,350
6.50% 09/24/2033(b)(c)	320,000	319,532
MGM Resorts International, 4.63%, 09/01/2026	240,000	240,249
Studio City Finance Ltd. (Macau)
6.50% 01/15/2028(b)	200,000	200,238
5.00% 01/15/2029(b)(c)	260,000	252,114
Voyager Parent LLC, 9.25%, 07/01/2032(b)(c)	520,000	552,682
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027(b)	100,000	100,609
Wynn Macau Ltd. (Macau)
5.50% 10/01/2027(b)	200,000	200,083
5.63% 08/26/2028(b)	400,000	399,541
		3,580,811
Commercial Printing-0.49%
Deluxe Corp., 8.13%, 09/15/2029(b)	450,000	472,744
R.R. Donnelley & Sons Co., 9.50%, 08/01/2029(b)	260,000	270,792
		743,536
Commodity Chemicals-0.15%
Methanex Corp. (Canada), 5.13%, 10/15/2027	220,000	220,731
Communications Equipment-0.28%
Viasat, Inc., 5.63%, 04/15/2027(b)(c)	420,000	420,485
Construction & Engineering-0.50%
Baldwin Insurance Group Holdings LLC/ Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)(c)	550,000	565,944
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	100,000	95,999
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada), 6.25%, 09/15/2027(b)	88,000	88,064
		750,007
Construction Machinery & Heavy Transportation Equipment-1.24%
New Flyer Holdings, Inc. (Canada), 9.25%, 07/01/2030(b)	280,000	301,860
Terex Corp.
5.00% 05/15/2029(b)	200,000	199,489
6.25% 10/15/2032(b)(c)	220,000	225,402
Trinity Industries, Inc., 7.75%, 07/15/2028(b)	640,000	661,015
Wabash National Corp., 4.50%, 10/15/2028(b)(c)	515,000	479,923
		1,867,689
Construction Materials-0.65%
Smyrna Ready Mix Concrete LLC
6.00% 11/01/2028(b)	400,000	401,505
8.88% 11/15/2031(b)(c)	250,000	266,671
Williams Scotsman, Inc., 4.63%, 08/15/2028(b)	320,000	319,062
		987,238
Consumer Finance-2.39%
Ally Financial, Inc., 6.65%, 01/17/2040(e)	350,000	350,004
	Principal Amount	Value
Consumer Finance-(continued)
goeasy Ltd. (Canada)
7.63% 07/01/2029(b)(c)	$265,000	$262,607
6.88% 05/15/2030(b)(c)	280,000	266,531
7.38% 10/01/2030(b)	120,000	115,875
6.88% 02/15/2031(b)	100,000	94,079
Navient Corp.
5.00% 03/15/2027	116,000	115,319
4.88% 03/15/2028	100,000	98,079
9.38% 07/25/2030	100,000	107,753
11.50% 03/15/2031	240,000	261,259
5.63% 08/01/2033	422,000	368,690
OneMain Finance Corp.
6.63% 01/15/2028(c)	280,000	287,523
6.75% 03/15/2032	640,000	654,909
PRA Group, Inc., 8.88%, 01/31/2030(b)(c)	620,000	624,979
		3,607,607
Diversified Chemicals-0.83%
Chemours Co. (The)
5.38% 05/15/2027(c)	433,000	436,078
5.75% 11/15/2028(b)	160,000	158,771
INEOS Finance PLC (Luxembourg)
6.75% 05/15/2028(b)(c)	325,000	285,158
7.50% 04/15/2029(b)	200,000	167,681
SNF Group SACA (France), 3.13%, 03/15/2027(b)	200,000	197,087
		1,244,775
Diversified Financial Services-3.27%
Burford Capital Global Finance LLC
6.25% 04/15/2028(b)	200,000	199,794
7.50% 07/15/2033(b)	200,000	193,337
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029(b)(c)	702,601	655,508
EG Global Finance PLC (United Kingdom), 12.00%, 11/30/2028(b)	200,000	216,601
Freedom Mortgage Holdings LLC, 9.25%, 02/01/2029(b)	150,000	157,120
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	770,000	798,013
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	600,000	582,162
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(b)	400,000	401,066
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	120,000	125,960
Resorts World Las Vegas LLC/RWLV Capital, Inc.
4.63% 04/16/2029(b)	400,000	365,229
8.45% 07/27/2030(b)	200,000	203,358
4.63% 04/06/2031(b)	200,000	171,536
United Wholesale Mortgage LLC, 5.75%, 06/15/2027(b)	197,000	197,319
UWM Holdings LLC, 6.25%, 03/15/2031(b)	300,000	298,292
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), 9.50%, 06/01/2028(b)	360,000	374,776
		4,940,071
Diversified Metals & Mining-0.96%
Algoma Steel, Inc. (Canada), 9.13%, 04/15/2029(b)	200,000	171,710
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Metals & Mining-(continued)
Champion Iron Canada, Inc. (Canada), 7.88%, 07/15/2032(b)(c)	$525,000	$561,974
Mineral Resources Ltd. (Australia)
9.25% 10/01/2028(b)	321,000	337,471
8.50% 05/01/2030(b)	360,000	373,513
		1,444,668
Diversified REITs-0.44%
Global Net Lease, Inc., 4.50%, 09/30/2028(b)	116,000	113,682
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	76,000	72,757
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/2030(b)	40,000	38,132
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 04/15/2028(b)	150,000	149,755
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/2029(b)	300,000	292,046
		666,372
Diversified Support Services-1.78%
CPI CG, Inc., 10.00% CPI, 07/15/2029(b)	150,000	159,625
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/2026	95,000	94,780
Dcli Bidco LLC, 7.75%, 11/15/2029(b)(c)	575,000	585,512
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032(b)(c)	450,000	431,612
Neptune Bidco US, Inc., 9.29%, 04/15/2029(b)	707,000	726,507
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/2027(b)	500,000	490,115
Sabre GLBL, Inc.
10.75% 11/15/2029(b)	8,000	6,535
10.75% 03/15/2030(b)	134,000	107,625
11.13% 07/15/2030(b)	100,000	81,000
		2,683,311
Education Services-0.40%
Adtalem Global Education, Inc., 5.50%, 03/01/2028(b)	475,000	474,267
Grand Canyon University, 5.13%, 10/01/2028	125,000	125,316
		599,583
Electric Utilities-2.50%
DPL LLC, 4.35%, 04/15/2029	320,000	316,476
Edison International
8.13% 06/15/2053(e)	450,000	465,986
7.88% 06/15/2054(e)	200,000	208,439
NRG Energy, Inc., 3.38%, 02/15/2029(b)(c)	320,000	306,794
Pattern Energy Operations L.P./Pattern Energy Operations, Inc., 4.50%, 08/15/2028(b)	250,000	248,283
PG&E Corp.
5.00% 07/01/2028	480,000	479,207
7.38% 03/15/2055(c)(e)	310,000	320,123
Vistra Operations Co. LLC
5.63% 02/15/2027(b)	163,000	163,193
5.00% 07/31/2027(b)	100,000	100,131
	Principal Amount	Value
Electric Utilities-(continued)
XPLR Infrastructure Operating Partners L.P.
4.50% 09/15/2027(b)(c)	$390,000	$386,729
7.25% 01/15/2029(b)(c)	500,000	516,202
8.38% 01/15/2031(b)(c)	240,000	252,234
		3,763,797
Electrical Components & Equipment-1.32%
Atkore, Inc., 4.25%, 06/01/2031(b)	170,000	162,331
EnerSys, 4.38%, 12/15/2027(b)	920,000	914,037
Nissan Motor Acceptance Co. LLC
6.95% 09/15/2026(b)	260,000	263,584
7.05% 09/15/2028(b)	150,000	155,651
5.63% 09/29/2028(b)	500,000	501,977
		1,997,580
Electronic Components-0.15%
Imola Merger Corp., 4.75%, 05/15/2029(b)	100,000	98,447
Sensata Technologies, Inc., 4.38%, 02/15/2030(b)	130,000	127,244
		225,691
Environmental & Facilities Services-0.16%
GFL Environmental, Inc., 4.00%, 08/01/2028(b)	250,000	246,193
Fertilizers & Agricultural Chemicals-0.69%
Consolidated Energy Finance S.A. (Switzerland)
5.63% 10/15/2028(b)	167,000	137,984
12.00% 02/15/2031(b)	200,000	168,230
FMC Corp., 8.45%, 11/01/2055(e)	400,000	321,122
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.00%, 01/27/2030(b)(c)	440,000	405,870
		1,033,206
Financial Exchanges & Data-0.16%
Coinbase Global, Inc., 3.38%, 10/01/2028(b)	260,000	248,386
Food Distributors-0.21%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)(c)	320,000	308,994
Food Retail-1.19%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC
4.63% 01/15/2027(b)	928,000	927,901
5.88% 02/15/2028(b)	250,000	250,250
3.50% 03/15/2029(b)	200,000	192,073
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., 9.50%, 07/01/2032(b)(c)	440,000	419,708
		1,789,932
Footwear-0.15%
Beach Acquisition Bidco LLC, 10.00% PIK, 0.75% Cash10.00%, 07/15/2033(b)(d)	210,810	232,082
Gas Utilities-0.34%
AmeriGas Partners L.P./AmeriGas Finance Corp., 9.38%, 06/01/2028(b)	200,000	206,895
Ferrellgas L.P./Ferrellgas Finance Corp., 9.25%, 01/15/2031(b)	300,000	310,342
		517,237
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Health Care Distributors-0.14%
Accendra Health, Inc.
4.50% 03/31/2029(b)	$60,000	$39,526
6.63% 04/01/2030(b)(c)	300,000	169,001
		208,527
Health Care Equipment-0.37%
HAH Group Holding Co. LLC, 9.75%, 10/01/2031(b)	100,000	94,525
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 04/01/2032(b)	200,000	205,538
Varex Imaging Corp., 7.88%, 10/15/2027(b)	250,000	255,138
		555,201
Health Care Facilities-0.53%
Encompass Health Corp., 4.50%, 02/01/2028(c)	220,000	219,089
LifePoint Health, Inc.
9.88% 08/15/2030(b)	110,000	118,149
11.00% 10/15/2030(b)	130,000	141,937
Tenet Healthcare Corp., 4.63%, 06/15/2028(c)	320,000	319,280
		798,455
Health Care REITs-0.17%
MPT Operating Partnership L.P./MPT Finance Corp.
5.00% 10/15/2027	148,000	144,791
4.63% 08/01/2029	131,000	112,423
		257,214
Health Care Services-1.92%
Avantor Funding, Inc., 4.63%, 07/15/2028(b)	200,000	198,567
Community Health Systems, Inc.
6.00% 01/15/2029(b)	160,000	159,680
6.88% 04/15/2029(b)	100,000	92,040
5.25% 05/15/2030(b)	200,000	188,734
10.88% 01/15/2032(b)	360,000	388,004
CVS Health Corp.
6.75% 12/10/2054(c)(e)	300,000	312,019
7.00% 03/10/2055(e)	400,000	418,836
DaVita, Inc., 4.63%, 06/01/2030(b)	320,000	308,059
MPH Acquisition Holdings LLC, 5.75%, 12/31/2030(b)	100,002	85,584
Prime Healthcare Services, Inc., 9.38%, 09/01/2029(b)(c)	500,000	521,005
Team Health Holdings, Inc., 8.38%, 06/30/2028(b)	220,000	222,862
		2,895,390
Health Care Supplies-0.26%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(c)(e)	400,000	395,140
Health Care Technology-0.56%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	244,000	236,858
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00% 06/15/2027(b)	280,000	278,569
6.50% 07/01/2032(b)	75,000	68,963
U.S. Acute Care Solutions LLC, 9.75%, 05/15/2029(b)	260,000	261,464
		845,854
	Principal Amount	Value
Home Furnishings-0.60%
Somnigroup International, Inc., 4.00%, 04/15/2029(b)	$250,000	$242,710
Wayfair LLC
7.25% 10/31/2029(b)	200,000	209,273
7.75% 09/15/2030(b)(c)	430,000	457,449
		909,432
Homebuilding-0.76%
Beazer Homes USA, Inc., 5.88%, 10/15/2027	200,000	199,396
Dream Finders Homes, Inc., 8.25%, 08/15/2028(b)	200,000	206,360
LGI Homes, Inc.
8.75% 12/15/2028(b)(c)	380,000	396,247
4.00% 07/15/2029(b)	202,000	185,576
7.00% 11/15/2032(b)	35,000	34,170
Tri Pointe Homes, Inc., 5.25%, 06/01/2027	118,000	118,401
		1,140,150
Hotel & Resort REITs-0.41%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/2030(b)	300,000	309,278
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	100,000	95,210
Service Properties Trust
4.95% 02/15/2027	107,000	106,587
4.95% 10/01/2029	67,000	59,149
8.88% 06/15/2032	50,000	49,669
		619,893
Hotels, Resorts & Cruise Lines-0.40%
Carnival Corp., 6.65%, 01/15/2028	200,000	208,027
Travel + Leisure Co., Series J, 6.00%, 04/01/2027(c)	388,000	393,983
		602,010
Household Appliances-0.81%
Whirlpool Corp.
2.40% 05/15/2031	300,000	251,717
4.70% 05/14/2032(c)	600,000	546,704
5.75% 03/01/2034(c)	450,000	424,052
		1,222,473
Housewares & Specialties-0.48%
Newell Brands, Inc.
8.50% 06/01/2028(b)	200,000	209,831
6.63% 05/15/2032(c)	330,000	323,413
7.38% 04/01/2036	200,000	193,709
		726,953
Human Resource & Employment Services-0.65%
AMN Healthcare, Inc., 4.00%, 04/15/2029(b)(c)	1,020,000	976,190
Independent Power Producers & Energy Traders-1.06%
AES Corp. (The)
7.60% 01/15/2055(e)	200,000	202,913
6.95% 07/15/2055(c)(e)	540,000	528,310
Calpine Corp., 4.50%, 02/15/2028(b)	160,000	159,944
VoltaGrid LLC, 7.38%, 11/01/2030(b)	700,000	709,363
		1,600,530
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Industrial Machinery & Supplies & Components-0.41%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030(b)(c)	$595,000	$611,520
Insurance Brokers-0.76%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	100,000	103,740
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (United Kingdom), 7.25%, 02/15/2031(b)	675,000	698,579
HUB International Ltd., 7.38%, 01/31/2032(b)	130,000	136,257
Panther Escrow Issuer LLC, 7.13%, 06/01/2031(b)	200,000	206,109
		1,144,685
Integrated Telecommunication Services-2.02%
Altice France S.A. (France)
6.88% 10/15/2030(b)	152,439	149,991
6.50% 04/15/2032(b)	152,439	148,979
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	150,000	155,999
FiberCop S.p.A. (Italy)
6.00% 09/30/2034(b)	200,000	195,218
7.20% 07/18/2036(b)(c)	600,000	608,592
7.72% 06/04/2038(b)	300,000	308,878
Frontier Florida LLC, Series E, 6.86%, 02/01/2028	100,000	103,571
Frontier North, Inc., Series G, 6.73%, 02/15/2028	500,000	516,563
Grubhub Holdings, Inc., 13.00% PIK, 1.00% Cash 13.00%, 07/31/2030(b)(c)(d)	78,010	64,228
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)(c)	320,000	323,915
WULF Compute LLC, 7.75%, 10/15/2030(b)(c)	450,000	469,778
		3,045,712
Interactive Home Entertainment-0.44%
Jacobs Entertainment, Inc., 6.75%, 02/15/2029(b)	400,000	395,192
Playtika Holding Corp., 4.25%, 03/15/2029(b)	300,000	260,805
		655,997
Interactive Media & Services-1.56%
Cars.com, Inc., 6.38%, 11/01/2028(b)	100,000	100,115
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	37,000	22,570
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	250,000	247,811
Nexstar Media, Inc., 5.63%, 07/15/2027(b)	100,000	100,076
WarnerMedia Holdings, Inc.
3.76% 03/15/2027	100,000	99,345
4.05% 03/15/2029	300,000	291,186
4.28% 03/15/2032	200,000	166,820
4.28% 03/15/2032(c)	440,000	387,750
5.05% 03/15/2042	400,000	282,000
Ziff Davis, Inc., 4.63%, 10/15/2030(b)(c)	700,000	662,558
		2,360,231
	Principal Amount	Value
Internet Services & Infrastructure-0.56%
Cogent Communications Group, Inc., 7.00%, 06/15/2027(b)(c)	$220,000	$219,251
CoreWeave, Inc., 9.25%, 06/01/2030(b)(c)	450,000	443,575
Getty Images, Inc., 9.75%, 03/01/2027(b)	200,000	187,801
		850,627
Investment Banking & Brokerage-0.09%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp., 5.25%, 05/15/2027	140,000	138,584
IT Consulting & Other Services-0.67%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(b)	250,000	202,952
EquipmentShare.com, Inc., 9.00%, 05/15/2028(b)	640,000	669,629
Unisys Corp., 10.63%, 01/15/2031(b)	150,000	142,436
		1,015,017
Leisure Facilities-0.36%
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.
5.38% 04/15/2027	100,000	100,057
6.50% 10/01/2028(c)	300,000	300,961
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/2027(b)	144,000	144,175
		545,193
Life & Health Insurance-0.94%
American National Group, Inc., 7.00%, 12/01/2055(e)	175,000	176,863
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/2029(b)	555,000	563,849
Constellation Insurance, Inc., 6.80%, 01/24/2030(b)	200,000	204,245
Nassau Cos. of New York (The), 7.88%, 07/15/2030(b)(c)	500,000	476,994
		1,421,951
Life Sciences Tools & Services-0.50%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)(c)	500,000	494,008
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)	260,000	264,834
		758,842
Marine Transportation-0.43%
Seaspan Corp. (Hong Kong), 5.50%, 08/01/2029(b)	471,000	448,376
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	200,000	207,170
		655,546
Metal, Glass & Plastic Containers-0.68%
LABL, Inc., 5.88%, 11/01/2028(b)	200,000	92,000
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2030(b)	58,000	57,101
OI European Group B.V., 4.75%, 02/15/2030(b)	220,000	213,062
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Metal, Glass & Plastic Containers-(continued)
Owens-Brockway Glass Container, Inc.
7.25% 05/15/2031(b)	$160,000	$163,039
7.38% 06/01/2032(b)	100,000	102,116
Silgan Holdings, Inc., 4.13%, 02/01/2028	400,000	396,763
		1,024,081
Mortgage REITs-0.55%
Rithm Capital Corp., 8.00%, 07/15/2030(b)	480,000	491,095
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	320,000	337,880
		828,975
Movies & Entertainment-0.19%
Live Nation Entertainment, Inc.
6.50% 05/15/2027(b)	75,000	75,384
3.75% 01/15/2028(b)(c)	220,000	217,479
		292,863
Multi-Utilities-0.42%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(e)	634,000	629,797
Office REITs-0.98%
Brandywine Operating Partnership L.P.
3.95% 11/15/2027	200,000	196,284
8.30% 03/15/2028	200,000	211,961
8.88% 04/12/2029(c)	230,000	247,283
4.55% 10/01/2029	100,000	95,260
Hudson Pacific Properties L.P.
3.95% 11/01/2027	135,000	129,860
5.95% 02/15/2028(c)	400,000	393,708
3.25% 01/15/2030	240,000	203,806
		1,478,162
Office Services & Supplies-0.40%
ACCO Brands Corp., 4.25%, 03/15/2029(b)(c)	571,000	529,233
Pitney Bowes, Inc., 7.25%, 03/15/2029(b)	75,000	75,920
		605,153
Oil & Gas Drilling-1.28%
Harvest Midstream I L.P.
7.50% 09/01/2028(b)	307,000	311,388
7.50% 05/15/2032(b)	100,000	104,528
Nabors Industries, Inc., 9.13%, 01/31/2030(b)	75,000	79,259
Noble Finance II LLC, 8.00%, 04/15/2030(b)	330,000	344,190
Seadrill Finance Ltd. (Norway), 8.38%, 08/01/2030(b)	200,000	209,681
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	150,000	156,801
Transocean International Ltd.
8.50% 05/15/2031(b)	195,000	198,624
7.88% 10/15/2032(b)	320,000	337,698
Valaris Ltd., 8.38%, 04/30/2030(b)	186,000	194,459
		1,936,628
Oil & Gas Equipment & Services-1.14%
Bristow Group, Inc., 6.88%, 03/01/2028(b)(c)	400,000	400,674
Oceaneering International, Inc., 6.00%, 02/01/2028	680,000	691,331
	Principal Amount	Value
Oil & Gas Equipment & Services-(continued)
SESI L.L.C., 7.88%, 09/30/2030(b)(c)	$275,000	$277,482
Viridien (France), 10.00%, 10/15/2030(b)	330,000	355,432
		1,724,919
Oil & Gas Exploration & Production-3.74%
Caturus Energy LLC, 8.50%, 02/15/2030(b)	120,000	125,198
Crescent Energy Finance LLC
7.75% 07/31/2029(b)	100,000	100,320
9.75% 10/15/2030(b)	150,000	159,636
7.63% 04/01/2032(b)	130,000	129,020
7.38% 01/15/2033(b)	130,000	125,879
8.38% 01/15/2034(b)(c)	335,000	338,407
Hilcorp Energy I L.P./Hilcorp Finance Co.
5.75% 02/01/2029(b)	100,000	100,078
6.00% 04/15/2030(b)	75,000	73,856
6.25% 04/15/2032(b)	150,000	143,962
8.38% 11/01/2033(b)	200,000	207,767
6.88% 05/15/2034(b)(c)	425,000	409,795
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/2029(b)	140,000	140,008
Long Ridge Energy LLC, 8.75%, 02/15/2032(b)(c)	700,000	744,007
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031(b)	290,000	282,207
Murphy Oil Corp., 5.88%, 12/01/2042	140,000	122,769
Saturn Oil & Gas, Inc. (Canada), 9.63%, 06/15/2029(b)	341,000	349,107
SM Energy Co.
8.38% 07/01/2028(b)	220,000	226,720
8.63% 11/01/2030(b)	130,000	137,575
8.75% 07/01/2031(b)(c)	608,000	639,378
7.00% 08/01/2032(b)	620,000	621,967
Talos Production, Inc., 9.38%, 02/01/2031(b)(c)	435,000	461,074
		5,638,730
Oil & Gas Refining & Marketing-0.97%
CVR Energy, Inc., 8.50%, 01/15/2029(b)(c)	260,000	271,126
NuStar Logistics L.P., 5.63%, 04/28/2027	325,000	329,063
PBF Holding Co. LLC/PBF Finance Corp.
6.00% 02/15/2028(c)	580,000	579,597
7.88% 09/15/2030(b)	290,000	290,701
		1,470,487
Oil & Gas Storage & Transportation-3.97%
Buckeye Partners L.P., 3.95%, 12/01/2026	351,000	348,664
Energy Transfer L.P.
8.00% 05/15/2054(e)	100,000	106,918
6.50% 02/15/2056(e)	200,000	200,083
Hess Midstream Operations L.P., 5.88%, 03/01/2028(b)	550,000	560,702
ITT Holdings LLC, 6.50%, 08/01/2029(b)	92,000	88,760
Kinetik Holdings L.P., 6.63%, 12/15/2028(b)	100,000	103,027
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/2029(b)	280,000	290,722
South Bow Canadian Infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055(e)	640,000	667,615
Sunoco L.P./Sunoco Finance Corp.
5.88% 03/15/2028	100,000	100,273
7.00% 09/15/2028(b)	125,000	129,128
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(b)	$525,000	$525,102
Venture Global LNG, Inc.
8.13% 06/01/2028(b)(c)	795,000	814,416
7.00% 01/15/2030(b)	300,000	302,055
8.38% 06/01/2031(b)(c)	400,000	409,386
9.88% 02/01/2032(b)(c)	675,000	714,097
Venture Global Plaquemines LNG LLC, 6.50%, 01/15/2034(b)	600,000	622,961
		5,983,909
Other Specialized REITs-0.53%
Iron Mountain, Inc.
4.88% 09/15/2027(b)(c)	458,000	457,955
5.25% 03/15/2028(b)	300,000	300,075
4.50% 02/15/2031(b)	50,000	47,815
		805,845
Other Specialty Retail-0.36%
Bath & Body Works, Inc., 6.69%, 01/15/2027	200,000	203,187
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029(b)	137,000	135,124
Michaels Cos., Inc. (The), 5.25%, 05/01/2028(b)	200,000	197,951
		536,262
Packaged Foods & Meats-0.52%
B&G Foods, Inc., 8.00%, 09/15/2028(b)(c)	300,000	283,501
Lamb Weston Holdings, Inc., 4.88%, 05/15/2028(b)	200,000	200,989
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031(b)(c)	300,000	297,815
		782,305
Paper & Plastic Packaging Products & Materials-1.53%
Cascades, Inc./Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	150,000	149,945
Clydesdale Acquisition Holdings, Inc.
6.63% 04/15/2029(b)	320,000	323,094
6.88% 01/15/2030(b)	150,000	152,138
8.75% 04/15/2030(b)(c)	300,000	300,467
6.75% 04/15/2032(b)	200,000	201,699
Sealed Air Corp.
6.13% 02/01/2028(b)	45,000	45,697
7.25% 02/15/2031(b)(c)	600,000	625,517
6.88% 07/15/2033(b)(c)	351,000	369,253
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC (Canada), 9.50%, 05/15/2030(b)	150,000	144,896
		2,312,706
Paper Products-0.58%
Clearwater Paper Corp., 4.75%, 08/15/2028(b)	600,000	567,774
Domtar Corp., 6.75%, 10/01/2028(b)	366,000	304,358
		872,132
Passenger Airlines-1.20%
Allegiant Travel Co., 7.25%, 08/15/2027(b)	410,000	414,929
American Airlines, Inc., 7.25%, 02/15/2028(b)(c)	730,000	743,629
	Principal Amount	Value
Passenger Airlines-(continued)
Avianca Midco 2 PLC, 9.00%, 12/01/2028(b)	$307,000	$313,524
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)(c)	330,000	331,807
		1,803,889
Personal Care Products-0.36%
Edgewell Personal Care Co., 4.13%, 04/01/2029(b)(c)	560,000	537,396
Pharmaceuticals-2.49%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	200,000	205,452
AdaptHealth LLC
6.13% 08/01/2028(b)	220,000	220,951
4.63% 08/01/2029(b)	150,000	144,964
Bausch Health Cos., Inc.
4.88% 06/01/2028(b)	100,000	92,576
11.00% 09/30/2028(b)	275,000	286,109
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	460,000	480,458
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	315,000	333,698
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 06/01/2029(b)(c)	250,000	237,505
Organon & Co./Organon Foreign Debt Co-Issuer B.V.
4.13% 04/30/2028(b)	400,000	392,560
5.13% 04/30/2031(b)	400,000	363,561
6.75% 05/15/2034(b)	400,000	391,373
P&L Development LLC/PLD Finance Corp., 3.50% PIK Rate, 9.00% Cash Rate, 05/15/2029(b)(d)	27,299	27,897
Perrigo Finance Unlimited Co.
5.15% 06/15/2030(c)	300,000	291,203
6.13% 09/30/2032(c)	300,000	295,319
		3,763,626
Property & Casualty Insurance-0.09%
MBIA, Inc., 5.70%, 12/01/2034	140,000	130,870
Real Estate Development-0.91%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	136,000	145,022
Forestar Group, Inc., 5.00%, 03/01/2028(b)	600,000	601,790
Hunt Cos., Inc., 5.25%, 04/15/2029(b)	640,000	627,072
		1,373,884
Real Estate Services-0.49%
Newmark Group, Inc., 7.50%, 01/12/2029	690,000	734,688
Regional Banks-0.06%
Veritiv Operating Co., 10.50%, 11/30/2030(b)	87,000	93,264
Research & Consulting Services-1.50%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)(c)	1,050,000	991,806
CoreLogic, Inc., 4.50%, 05/01/2028(b)(c)	640,000	628,565
Science Applications International Corp., 5.88%, 11/01/2033(b)(c)	640,000	645,452
		2,265,823
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Restaurants-0.37%
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/2029(b)	$475,000	$422,244
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	150,000	141,948
		564,192
Retail REITs-0.42%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/2027(b)	640,000	632,412
Security & Alarm Services-0.48%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	100,000	100,227
CoreCivic, Inc., 4.75%, 10/15/2027	620,000	619,723
		719,950
Semiconductors-0.29%
ams-OSRAM AG (Austria), 12.25%, 03/30/2029(b)	150,000	160,136
Kioxia Holdings Corp. (Japan), 6.63%, 07/24/2033(b)	260,000	271,728
		431,864
Single-Family Residential REITs-0.45%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 08/01/2029(b)	700,000	671,060
Specialized Consumer Services-0.26%
Sotheby’s, 7.38%, 10/15/2027(b)	200,000	199,349
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/2029(b)	200,000	192,781
		392,130
Specialty Chemicals-1.38%
Celanese US Holdings LLC
6.50% 04/15/2030	200,000	203,611
6.75% 04/15/2033	650,000	658,823
7.20% 11/15/2033	150,000	158,780
Herens Holdco S.a.r.l. (Luxembourg), 4.75%, 05/15/2028(b)	200,000	176,139
Huntsman International LLC, 5.70%, 10/15/2034(c)	440,000	411,397
Tronox, Inc., 4.63%, 03/15/2029(b)(c)	170,000	130,812
WR Grace Holdings LLC
4.88% 06/15/2027(b)	250,000	250,000
5.63% 08/15/2029(b)	90,000	86,062
		2,075,624
Steel-1.56%
Cleveland-Cliffs, Inc.
4.63% 03/01/2029(b)	250,000	246,195
6.88% 11/01/2029(b)	130,000	135,179
6.75% 04/15/2030(b)	130,000	133,092
7.50% 09/15/2031(b)	80,000	84,474
7.00% 03/15/2032(b)(c)	270,000	277,421
7.38% 05/01/2033(b)	220,000	229,713
7.63% 01/15/2034(b)	450,000	471,608
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)(c)	825,000	778,728
		2,356,410
	Principal Amount	Value
Systems Software-0.10%
Gen Digital, Inc., 6.75%, 09/30/2027(b)	$52,000	$52,475
McAfee Corp., 7.38%, 02/15/2030(b)	129,000	102,799
		155,274
Technology Distributors-0.43%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	640,000	655,719
Technology Hardware, Storage & Peripherals-0.56%
Seagate Data Storage Technology Pte. Ltd., 4.13%, 01/15/2031(b)	420,000	400,550
Xerox Corp., 10.25%, 10/15/2030(b)(c)	540,000	447,901
		848,451
Telecom Tower REITs-0.35%
SBA Communications Corp., 3.13%, 02/01/2029(c)	550,000	525,614
Tires & Rubber-0.28%
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/2027(c)	430,000	428,907
Tobacco-0.21%
Turning Point Brands, Inc., 7.63%, 03/15/2032(b)	300,000	322,540
Trading Companies & Distributors-1.45%
FTAI Aviation Investors LLC, 5.50%, 05/01/2028(b)	350,000	350,543
Herc Holdings, Inc.
7.00% 06/15/2030(b)	200,000	210,037
7.25% 06/15/2033(b)	400,000	423,516
6.00% 03/15/2034(b)	400,000	402,251
QXO Building Products, Inc., 6.75%, 04/30/2032(b)	780,000	804,504
		2,190,851
Transaction & Payment Processing Services-0.29%
NCR Atleos Corp., 9.50%, 04/01/2029(b)	401,000	429,959
Water Utilities-0.08%
S&S Holdings LLC, 8.38%, 10/01/2031(b)	130,000	124,054
Wireless Telecommunication Services-0.26%
Ontario Gaming GTA L.P./OTG Co-Issuer, Inc. (Canada), 8.00%, 08/01/2030(b)	200,000	192,212
VMED O2 UK Financing I PLC (United Kingdom), 7.75%, 04/15/2032(b)	200,000	205,929
		398,141
Total U.S. Dollar Denominated Bonds & Notes (Cost $146,029,557)		146,894,944
U.S. Treasury Securities-0.28%
U.S. Treasury Bills-0.28%
3.53%–4.15%, 05/14/2026(f)(g) (Cost $412,469)	417,000	412,840
	Shares
Common Stocks & Other Equity Interests-0.02%
Integrated Telecommunication Services-0.02%
Altice France S.A. (France)(h) (Cost $31,829)	1,810	34,722
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Preferred Stocks-0.00%
Pharmaceuticals-0.00%
Keenova Therapeutics PLC, Pfd., 0.00%, 12/31/2079(i) (Cost $858)	501,204	$858
Money Market Funds-0.47%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(j)(k) (Cost $718,227)	718,227	718,227
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.14% (Cost $147,192,940)		148,061,591
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.77%
Invesco Private Government Fund, 3.65%(j)(k)(l)	11,641,116	11,641,116
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(j)(k)(l)	30,240,770	$30,249,842
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,890,958)		41,890,958
TOTAL INVESTMENTS IN SECURITIES-125.91% (Cost $189,083,898)		189,952,549
OTHER ASSETS LESS LIABILITIES-(25.91)%		(39,090,304)
NET ASSETS-100.00%		$150,862,245

Investment Abbreviations:
Pfd.	-Preferred
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $116,350,741, which represented 77.12% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Non-income producing security.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$881,378	$7,862,946	$(8,026,097)	$-	$-	$718,227	$6,474
See accompanying notes which are an integral part of this schedule.

Invesco High Yield Systematic Bond ETF (GTOQ)—(continued)
January 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,645,658	$12,234,143	$(11,238,685)	$-	$-	$11,641,116	$102,967 *
Invesco Private Prime Fund	29,109,030	26,635,655	(25,494,843)	64	(64)	30,249,842	278,741 *
Total	$40,636,066	$46,732,744	$(44,759,625)	$64	$(64)	$42,609,185	$388,182

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	44	March-2026	$4,920,438	$(27,764)	$(27,764)
U.S. Treasury 10 Year Ultra	6	March-2026	684,938	(1,758)	(1,758)
U.S. Treasury 5 Year Notes	81	March-2026	8,823,305	(25,904)	(25,904)
U.S. Treasury Long Bonds	5	March-2026	575,625	(6,266)	(6,266)
U.S. Treasury Ultra Bonds	1	March-2026	117,438	(2,197)	(2,197)
Subtotal—Long Futures Contracts				(63,889)	(63,889)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	57	March-2026	(11,884,055)	6,000	6,000
Total Futures Contracts				$(57,889)	$(57,889)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 45, Version 1	Sell	5.00%	Quarterly	12/20/2030	2.966%	USD 1,188,000	$75,759	$106,405	$30,646

(a)	Centrally cleared swap agreements collateralized by $14,873 cash held with the broker.
(b)
Implied credit spreads represent the current level, as of January 31, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International Growth Focus ETF (MTRA)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.23%
Belgium-1.12%
Anheuser-Busch InBev S.A./N.V.	23,677	$1,710,526
Brazil-1.11%
MercadoLibre, Inc.(a)	790	1,696,754
Canada-3.83%
Dollarama, Inc.	29,299	3,970,289
Shopify, Inc., Class A(a)	14,127	1,853,886
		5,824,175
China-8.94%
Alibaba Group Holding Ltd., ADR(b)	32,150	5,451,354
Contemporary Amperex Technology Co. Ltd.	37,500	2,340,627
Pony AI, Inc., ADR(a)(b)	50,982	707,630
Tencent Holdings Ltd.	66,491	5,112,189
		13,611,800
Denmark-1.39%
Orsted A/S(a)(c)	93,625	2,113,886
France-14.33%
Airbus SE	12,975	2,981,404
EssilorLuxottica S.A.	4,415	1,354,545
Hermes International S.C.A.	644	1,555,085
L’Oreal S.A.	5,701	2,628,767
LVMH Moet Hennessy Louis Vuitton SE	4,063	2,631,793
Sartorius Stedim Biotech	18,579	4,166,877
Schneider Electric SE	10,157	2,922,597
Societe Generale S.A.	40,603	3,570,930
		21,811,998
Germany-4.59%
SAP SE	5,822	1,167,271
Siemens AG	19,177	5,818,823
		6,986,094
India-4.06%
ICICI Bank Ltd., ADR	87,423	2,560,620
Reliance Industries Ltd., GDR(c)	59,495	3,611,486
		6,172,106
Italy-2.81%
FinecoBank Banca Fineco S.p.A.	112,797	3,001,126
Ryanair Holdings PLC	37,483	1,276,764
		4,277,890
Japan-7.00%
Daikin Industries Ltd.	18,942	2,277,184
Hitachi Ltd.	84,600	2,945,147
Hoya Corp.	13,520	2,275,411
Mitsubishi UFJ Financial Group, Inc.	90,138	1,637,723
Nintendo Co. Ltd.	24,470	1,520,230
		10,655,695
Netherlands-8.03%
argenx SE, ADR(a)	1,343	1,128,792
ASML Holding N.V.	4,318	6,214,070
	Shares	Value
Netherlands-(continued)
IMCD N.V.	11,743	$1,101,630
Universal Music Group N.V.	153,264	3,771,291
		12,215,783
South Korea-0.93%
Samsung Electronics Co. Ltd., GDR(c)	515	1,417,754
Switzerland-6.16%
Lonza Group AG	5,824	3,972,535
Sika AG	7,536	1,451,722
Straumann Holding AG(a)	32,673	3,944,883
		9,369,140
Taiwan-6.36%
Taiwan Semiconductor Manufacturing Co. Ltd.	175,000	9,676,789
United Kingdom-12.09%
AstraZeneca PLC	20,254	3,784,365
BAE Systems PLC	140,929	3,836,700
Compass Group PLC	79,632	2,394,608
HSBC Holdings PLC	234,267	4,144,469
RELX PLC	42,839	1,523,059
Rightmove PLC	189,152	1,284,098
Trainline PLC(a)(c)	510,501	1,434,777
		18,402,076
United States-17.48%
Accenture PLC, Class A	11,977	3,157,616
Booking Holdings, Inc.	961	4,806,768
EPAM Systems, Inc.(a)	23,739	4,951,955
Ferguson Enterprises, Inc.	18,609	4,737,551
Illumina, Inc.(a)	27,629	4,000,956
ResMed, Inc.	19,168	4,951,286
		26,606,132
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.23% (Cost $143,239,778)		152,548,598
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.21%
Invesco Private Government Fund, 3.65%(d)(e)(f)	1,787,223	1,787,223
Invesco Private Prime Fund, 3.80%(d)(e)(f)	4,612,220	4,613,604
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,400,827)		6,400,827
TOTAL INVESTMENTS IN SECURITIES-104.44% (Cost $149,640,605)		158,949,425
OTHER ASSETS LESS LIABILITIES-(4.44)%		(6,754,710)
NET ASSETS-100.00%		$152,194,715
See accompanying notes which are an integral part of this schedule.

Invesco International Growth Focus ETF (MTRA)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $8,577,903, which represented 5.64% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$2,759,958	$(2,759,958)	$-	$-	$-	$856
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	252,196	6,209,908	(4,674,881)	-	-	1,787,223	12,387 *
Invesco Private Prime Fund	654,550	11,646,742	(7,687,689)	1	-	4,613,604	32,784 *
Total	$906,746	$20,616,608	$(15,122,528)	$1	$-	$6,400,827	$46,027

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI EAFE Income Advantage ETF (EFAA)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-76.24%
Australia-5.46%
ANZ Group Holdings Ltd.	34,913	$893,556
APA Group	15,390	95,320
Aristocrat Leisure Ltd.	6,497	242,818
ASX Ltd.	2,273	91,021
BHP Group Ltd.	59,432	2,059,325
Brambles Ltd.	15,944	248,987
CAR Group Ltd.	4,426	85,202
Cochlear Ltd.	763	143,076
Coles Group Ltd.	15,707	233,468
Commonwealth Bank of Australia	19,580	2,039,164
Computershare Ltd.	6,089	139,119
CSL Ltd.	5,677	719,673
Evolution Mining Ltd.	23,762	229,568
Fortescue Ltd.	19,814	288,655
Glencore PLC(a)	117,629	804,205
Goodman Group	23,927	511,364
Insurance Australia Group Ltd.	27,679	146,808
Lottery Corp. Ltd. (The)	26,045	93,343
Lynas Rare Earths Ltd.(a)	10,602	107,365
Macquarie Group Ltd.	4,238	625,720
Medibank Pvt. Ltd.	32,225	104,023
National Australia Bank Ltd.	35,844	1,083,227
Northern Star Resources Ltd.	15,903	294,113
Origin Energy Ltd.	20,158	166,319
Pro Medicus Ltd.	674	86,686
Qantas Airways Ltd.	9,040	63,586
QBE Insurance Group Ltd.	17,670	243,642
REA Group Ltd.	624	82,541
Rio Tinto Ltd.	4,345	455,413
Rio Tinto PLC	13,210	1,208,642
Santos Ltd.	38,004	186,454
Scentre Group	61,043	174,037
SGH Ltd.	2,381	76,767
Sigma Healthcare Ltd.	60,789	131,047
Sonic Healthcare Ltd.	5,492	88,357
South32 Ltd.	52,654	167,807
Stockland	28,344	106,692
Suncorp Group Ltd.	12,671	150,062
Telstra Group Ltd.	46,489	158,889
Transurban Group	36,442	354,621
Vicinity Ltd.	47,261	81,116
Washington H Soul Pattinson & Co. Ltd.(b)	4,093	110,245
Wesfarmers Ltd.	13,278	770,582
Westpac Banking Corp.	40,024	1,081,896
WiseTech Global Ltd.	2,417	97,425
Woodside Energy Group Ltd.(b)	22,247	395,173
Woolworths Group Ltd.	14,296	308,648
		18,025,767
Austria-0.22%
Erste Group Bank AG	3,601	469,861
OMV AG	1,726	102,910
Raiffeisen Bank International AG	1,540	77,906
Verbund AG	798	58,766
		709,443
Belgium-0.68%
Ageas S.A./N.V.	1,747	124,540
Anheuser-Busch InBev S.A./N.V.	11,568	835,721
D’Ieteren Group	256	58,523
Elia Group S.A./N.V.	510	74,106
Financiere de Tubize S.A.	243	62,211
	Shares	Value
Belgium-(continued)
Groupe Bruxelles Lambert N.V.	936	$88,888
KBC Group N.V.	2,689	380,297
Lotus Bakeries N.V.	4	47,330
Sofina S.A.	195	57,032
Syensqo S.A.	866	73,150
UCB S.A.	1,477	451,713
		2,253,511
Brazil-0.03%
Yara International ASA	1,936	89,276
Chile-0.07%
Antofagasta PLC	4,615	229,332
China-0.14%
BOC Hong Kong (Holdings) Ltd.	43,443	228,841
SITC International Holdings Co. Ltd.	16,481	61,562
Wharf (Holdings) Ltd. (The)(b)	13,195	42,677
Wilmar International Ltd.	22,503	60,231
Yangzijiang Shipbuilding Holdings Ltd.	30,259	79,664
		472,975
Denmark-1.47%
Carlsberg A/S, Class B	1,099	149,959
Coloplast A/S, Class B	1,473	126,029
Danske Bank A/S	7,817	399,730
Demant A/S(a)	1,177	41,351
DSV A/S	2,391	674,793
Genmab A/S(a)	714	233,469
Novo Nordisk A/S, Class B	37,685	2,245,959
Novonesis (Novozymes) B, Class B	4,124	253,624
Orsted A/S(a)(c)	6,183	139,601
Pandora A/S	925	75,149
Rockwool A/S	1,168	39,589
Tryg A/S	3,934	95,961
Vestas Wind Systems A/S	11,818	359,541
		4,834,755
Finland-0.87%
Elisa OYJ	1,664	73,874
Fortum OYJ(b)	5,248	124,420
Kesko OYJ, Class B	3,196	81,131
Kone OYJ, Class B	3,979	286,988
Metso OYJ(b)	7,763	152,323
Neste OYJ	4,952	126,958
Nokia OYJ	61,987	400,701
Nordea Bank Abp	36,340	704,651
Orion OYJ, Class B	1,279	106,155
Sampo OYJ	28,331	317,102
Stora Enso OYJ, Class R(b)	6,817	78,762
UPM-Kymmene OYJ	6,175	170,975
Wartsila OYJ Abp	5,887	239,525
		2,863,565
France-7.31%
Accor S.A.	2,291	125,039
Aeroports de Paris S.A.	403	53,438
Air Liquide S.A.	6,769	1,272,178
Airbus SE	6,955	1,598,125
Alstom S.A.(a)	4,054	129,907
Amundi S.A.(c)	736	65,675
AXA S.A.	20,296	928,838
bioMerieux	495	57,691
BNP Paribas S.A.	11,760	1,276,252
Bollore SE	8,216	47,013
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
France-(continued)
Bouygues S.A.	2,288	$124,124
Bureau Veritas S.A.(b)	3,985	128,752
Capgemini SE	1,803	281,163
Carrefour S.A.	6,892	113,295
Cie de Saint-Gobain S.A.	5,254	520,480
Cie Generale des Etablissements Michelin S.C.A.	7,844	292,349
Covivio S.A.	695	44,562
Credit Agricole S.A.	12,484	271,340
Danone S.A.	7,575	595,730
Dassault Aviation S.A.	230	87,758
Dassault Systemes SE	7,847	216,613
Edenred SE	2,809	59,050
Eiffage S.A.	804	119,672
ENGIE S.A.	21,375	640,497
EssilorLuxottica S.A.	3,524	1,081,181
FDJ United	1,302	34,584
Gecina S.A.	541	49,872
Getlink SE	3,540	70,327
Hermes International S.C.A.	370	893,450
Ipsen S.A.	443	72,633
Kering S.A.	869	272,267
Klepierre S.A.	2,516	97,277
Legrand S.A.	3,069	491,768
L’Oreal S.A.	2,812	1,296,631
LVMH Moet Hennessy Louis Vuitton SE	2,928	1,896,601
Orange S.A.	21,789	406,528
Pernod Ricard S.A.	2,362	211,969
Publicis Groupe S.A.	2,680	268,833
Renault S.A.	2,249	85,184
Rexel S.A.	2,624	110,359
Safran S.A.	4,216	1,511,806
Sartorius Stedim Biotech	342	76,703
Schneider Electric SE	6,415	1,845,866
Societe Generale S.A.	8,270	727,325
Sodexo S.A.	1,037	53,174
STMicroelectronics N.V.	7,923	224,542
Thales S.A.	1,084	333,044
TotalEnergies SE	23,237	1,696,130
Unibail-Rodamco-Westfield	1,425	158,127
Veolia Environnement S.A.	7,376	277,657
Vinci S.A.	5,836	842,172
		24,135,551
Germany-7.10%
adidas AG	2,001	356,072
Allianz SE	4,518	1,996,593
BASF SE	10,443	568,211
Bayer AG	11,495	610,196
Bayerische Motoren Werke AG	3,284	339,414
Bayerische Motoren Werke AG, Preference Shares	638	66,046
Beiersdorf AG	1,138	136,232
Brenntag SE	1,435	87,622
Commerzbank AG	8,574	353,711
Continental AG	1,288	101,720
CTS Eventim AG & Co. KGaA	741	62,500
Daimler Truck Holding AG	5,560	270,186
Deutsche Bank AG	21,658	857,749
Deutsche Boerse AG	2,205	560,388
Deutsche Lufthansa AG	7,289	75,360
Deutsche Post AG	11,234	630,580
Deutsche Telekom AG	43,051	1,449,959
	Shares	Value
Germany-(continued)
Dr. Ing. h.c. F. Porsche AG, Preference Shares(b)(c)	1,331	$65,005
E.ON SE	26,272	559,247
Evonik Industries AG	2,997	46,592
Fresenius Medical Care AG	2,576	116,390
Fresenius SE & Co. KGaA	4,944	277,560
GEA Group AG	1,712	122,857
Hannover Rueck SE	706	200,345
Heidelberg Materials AG	1,565	430,163
Henkel AG & Co. KGaA	1,215	100,661
Henkel AG & Co. KGaA, Preference Shares	1,877	165,496
Hensoldt AG	742	73,980
HOCHTIEF AG	184	77,439
Infineon Technologies AG	15,281	749,684
Knorr-Bremse AG	863	100,848
LEG Immobilien SE	882	64,007
Mercedes-Benz Group AG	8,449	579,536
Merck KGaA	1,513	226,244
MTU Aero Engines AG	628	280,206
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	1,529	930,053
Nemetschek SE	677	59,367
Porsche Automobil Holding SE, Preference Shares	1,791	76,907
Rational AG	62	49,862
Rheinmetall AG	541	1,150,455
RWE AG	7,401	471,698
SAP SE	12,218	2,449,626
Sartorius AG, Preference Shares	309	86,677
Scout24 SE(c)	876	87,532
Siemens AG	8,893	2,698,378
Siemens Energy AG, Class A(a)	9,071	1,551,125
Siemens Healthineers AG(c)	3,958	198,274
Symrise AG	1,553	131,217
Talanx AG	754	95,448
Volkswagen AG, Preference Shares	2,411	293,528
Vonovia SE	8,855	260,209
Zalando SE(a)(c)	2,627	75,814
		23,424,969
Hong Kong-1.50%
AIA Group Ltd.	123,211	1,421,982
CK Asset Holdings Ltd.	22,779	133,484
CK Hutchison Holdings Ltd.	31,710	255,766
CK Infrastructure Holdings Ltd.	7,694	63,212
CLP Holdings Ltd.	19,421	183,634
Futu Holdings Ltd., ADR(a)	667	108,434
Henderson Land Development Co. Ltd.	17,757	70,652
HKT Trust & HKT Ltd.	44,466	66,658
Hong Kong & China Gas Co. Ltd. (The)	131,406	123,803
Hong Kong Exchanges & Clearing Ltd.	14,147	780,179
Hongkong Land Holdings Ltd.	12,675	107,546
Link REIT(b)	30,535	140,436
MTR Corp. Ltd.	18,322	81,041
Power Assets Holdings Ltd.(b)	16,179	125,535
Prudential PLC	29,984	493,899
Sino Land Co. Ltd.	42,635	64,181
Sun Hung Kai Properties Ltd.	16,704	268,330
Swire Pacific Ltd., Class A(b)	3,239	31,266
Techtronic Industries Co. Ltd.	17,663	241,201
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Hong Kong-(continued)
WH Group Ltd.	97,455	$115,042
Wharf Real Estate Investment Co. Ltd.	20,008	69,484
		4,945,765
Indonesia-0.04%
Jardine Matheson Holdings Ltd.	1,908	139,051
Ireland-0.34%
AerCap Holdings N.V.	2,062	296,227
AIB Group PLC(a)	25,003	280,501
Bank of Ireland Group PLC	11,164	227,647
Kerry Group PLC, Class A	1,898	169,329
Kingspan Group PLC	1,797	157,041
		1,130,745
Israel-0.76%
Azrieli Group Ltd.	501	67,388
Bank Hapoalim B.M.	14,636	362,906
Bank Leumi le-Israel B.M.	17,424	420,115
Check Point Software Technologies Ltd.(a)	1,003	180,049
Elbit Systems Ltd.	327	231,979
ICL Group Ltd.	9,442	51,422
Israel Discount Bank Ltd., Class A	14,314	169,143
Mizrahi Tefahot Bank Ltd.	1,823	143,038
Nice Ltd.(a)	722	76,597
Nova Ltd.(a)	345	168,914
Phoenix Finance Ltd.	2,679	130,422
Teva Pharmaceutical Industries Ltd., ADR(a)	13,418	457,286
Wix.com Ltd.(a)	654	56,793
		2,516,052
Italy-2.49%
Assicurazioni Generali S.p.A.	9,973	408,279
Banca Mediolanum S.p.A.	2,730	64,273
Banca Monte dei Paschi di Siena S.p.A.	23,109	240,598
Banco BPM S.p.A.	13,296	200,021
BPER Banca S.p.A.	17,241	243,694
Coca-Cola HBC AG(a)	2,554	139,102
Davide Campari-Milano N.V.(b)	7,205	51,538
Enel S.p.A.	95,174	1,055,351
Eni S.p.A.	23,934	490,965
Ferrari N.V.	1,473	493,096
FinecoBank Banca Fineco S.p.A.	7,154	190,342
Infrastrutture Wireless Italiane S.p.A.(b)(c)	3,556	31,551
Intesa Sanpaolo S.p.A.	166,667	1,184,182
Leonardo S.p.A.	4,736	317,639
Moncler S.p.A.	2,733	159,812
Nexi S.p.A.(b)(c)	6,768	29,001
Poste Italiane S.p.A.(c)	5,348	141,368
Prysmian S.p.A.	3,295	391,687
Recordati Industria Chimica e Farmaceutica S.p.A.	1,344	74,322
Ryanair Holdings PLC	9,871	336,231
Snam S.p.A.(b)	23,595	162,749
Telecom Italia S.p.A.(a)	134,539	91,593
Terna S.p.A.	16,464	179,057
UniCredit S.p.A.	16,407	1,434,993
Unipol Assicurazioni S.p.A.	4,196	93,791
		8,205,235
Ivory Coast-0.04%
Endeavour Mining PLC	2,260	129,002
Japan-17.08%
Advantest Corp.	8,971	1,488,492
	Shares	Value
Japan-(continued)
AEON Co. Ltd.	26,054	$357,511
AGC, Inc.	2,295	84,959
Aisin Corp.	5,782	103,920
Ajinomoto Co., Inc.	10,548	242,087
ANA Holdings, Inc.(b)	1,910	37,203
Asahi Group Holdings Ltd.	17,538	184,198
Asahi Kasei Corp.	15,172	147,661
Asics Corp.	8,168	197,263
Astellas Pharma, Inc.	21,182	295,594
Bandai Namco Holdings, Inc.	6,849	178,299
Bridgestone Corp.	13,396	302,579
Canon, Inc.(b)	10,180	310,872
Capcom Co. Ltd.	4,169	106,608
Central Japan Railway Co.	9,000	251,897
Chiba Bank Ltd. (The)(b)	6,626	89,998
Chubu Electric Power Co., Inc.	7,955	115,950
Chugai Pharmaceutical Co. Ltd.	7,911	453,347
Dai Nippon Printing Co. Ltd.	4,562	82,118
Daifuku Co. Ltd.	3,751	134,996
Dai-ichi Life Holdings, Inc.	41,112	362,717
Daiichi Sankyo Co. Ltd.	21,019	386,308
Daikin Industries Ltd.	3,131	376,405
Daito Trust Construction Co. Ltd.	3,422	69,683
Daiwa House Industry Co. Ltd.	6,589	225,242
Daiwa Securities Group, Inc.	15,615	152,652
Denso Corp.	20,397	283,921
Disco Corp.	1,075	459,705
East Japan Railway Co.	11,289	284,320
Ebara Corp.	5,371	163,133
Eisai Co. Ltd.(b)	3,096	86,594
ENEOS Holdings, Inc.	31,632	268,218
FANUC Corp.	10,961	441,561
Fast Retailing Co. Ltd.	2,271	869,270
Fuji Electric Co. Ltd.	1,576	112,627
FUJIFILM Holdings Corp.	13,111	262,744
Fujikura Ltd.	2,969	374,374
Fujitsu Ltd.	20,632	575,134
Hankyu Hanshin Holdings, Inc.	2,777	77,794
Hikari Tsushin, Inc.	223	61,788
Hitachi Ltd.	53,612	1,866,374
Honda Motor Co. Ltd.	43,218	436,076
Hoya Corp.	3,977	669,328
Hulic Co. Ltd.	5,435	64,978
Idemitsu Kosan Co. Ltd.	8,997	76,589
IHI Corp.	11,997	278,465
Inpex Corp.	10,341	232,433
Isuzu Motors Ltd.(b)	6,209	100,350
ITOCHU Corp.	69,515	892,856
Japan Airlines Co. Ltd.	1,791	33,951
Japan Exchange Group, Inc.	11,622	127,233
Japan Post Bank Co. Ltd.	20,903	372,596
Japan Post Holdings Co. Ltd.	20,901	252,313
Japan Post Insurance Co. Ltd.	2,180	67,738
Japan Tobacco, Inc.	14,076	510,379
JFE Holdings, Inc.(b)	6,705	90,563
JX Advanced Metals Corp.	6,483	105,244
Kajima Corp.	4,921	201,407
Kansai Electric Power Co., Inc. (The)	11,084	177,418
Kao Corp.	5,456	218,961
Kawasaki Heavy Industries Ltd.	1,720	144,044
Kawasaki Kisen Kaisha Ltd.(b)	4,108	59,553
KDDI Corp.	34,287	580,777
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Keyence Corp.	2,233	$821,855
Kikkoman Corp.	7,982	72,436
Kioxia Holdings Corp.(a)	2,238	307,120
Kirin Holdings Co. Ltd.	9,049	141,143
Kobe Bussan Co. Ltd.	1,808	44,330
Komatsu Ltd.	11,161	428,574
Konami Group Corp.	1,178	172,573
Kubota Corp.	11,489	176,601
Kyocera Corp.	15,007	225,877
Kyowa Kirin Co. Ltd.	2,893	47,117
Lasertec Corp.(b)	972	224,029
LY Corp.	32,175	82,649
M3, Inc.	5,378	66,574
Makita Corp.	2,654	92,514
Marubeni Corp.	16,473	547,819
MatsukiyoCocokara & Co.	3,950	63,480
MINEBEA MITSUMI, Inc.	4,399	90,193
Mitsubishi Chemical Group Corp.	14,951	99,030
Mitsubishi Corp.	37,718	1,005,277
Mitsubishi Electric Corp.	22,222	696,954
Mitsubishi Estate Co. Ltd.	12,395	316,922
Mitsubishi HC Capital, Inc.	10,302	90,196
Mitsubishi Heavy Industries Ltd.	37,519	1,108,288
Mitsubishi UFJ Financial Group, Inc.	134,201	2,438,307
Mitsui & Co. Ltd.	28,905	947,243
Mitsui Fudosan Co. Ltd.	30,885	355,303
Mitsui OSK Lines Ltd.(b)	4,061	127,704
Mizuho Financial Group, Inc.	29,109	1,267,949
MonotaRO Co. Ltd.	2,916	39,461
MS&AD Insurance Group Holdings, Inc.	15,008	383,607
Murata Manufacturing Co. Ltd.	19,575	398,966
NEC Corp.	15,143	515,006
Nexon Co. Ltd.	4,349	104,384
Nidec Corp.	9,720	139,493
Nintendo Co. Ltd.	12,931	803,355
Nippon Building Fund, Inc.(b)	92	85,615
Nippon Paint Holdings Co. Ltd.	11,061	73,683
Nippon Sanso Holdings Corp.(b)	2,044	62,222
Nippon Steel Corp.	56,570	236,494
Nippon Yusen K.K.(b)	4,814	158,724
Nissan Motor Co. Ltd.(a)(b)	26,042	63,680
Nitori Holdings Co. Ltd.(b)	4,696	80,533
Nitto Denko Corp.	7,953	177,315
Nomura Holdings, Inc.	35,219	320,201
Nomura Research Institute Ltd.	4,373	133,460
NTT, Inc.	349,699	352,545
Obayashi Corp.	7,449	168,694
OBIC Co. Ltd.	3,796	105,848
Olympus Corp.	13,297	159,341
Oriental Land Co. Ltd.	12,634	221,893
ORIX Corp.	13,596	415,687
Osaka Gas Co. Ltd.	4,182	157,512
Otsuka Corp.	2,629	52,293
Otsuka Holdings Co. Ltd.	5,054	303,556
Pan Pacific International Holdings Corp.	22,285	132,367
Panasonic Holdings Corp.	27,311	375,667
Rakuten Group, Inc.(a)	17,742	106,721
Recruit Holdings Co. Ltd.	16,470	870,349
Renesas Electronics Corp.(a)	20,752	346,130
Resona Holdings, Inc.	24,259	283,780
Ryohin Keikaku Co. Ltd.(b)	6,048	121,017
Sanrio Co. Ltd.(b)	2,057	63,847
	Shares	Value
Japan-(continued)
SBI Holdings, Inc.	6,697	$151,937
SCREEN Holdings Co. Ltd.	972	124,188
Secom Co. Ltd.	4,652	170,972
Seibu Holdings, Inc.	2,483	66,003
Sekisui Chemical Co. Ltd.	4,375	77,633
Sekisui House Ltd.(b)	6,951	155,418
Seven & i Holdings Co. Ltd.	24,372	350,153
SG Holdings Co. Ltd.(b)	3,405	32,885
Shimadzu Corp.	2,762	75,099
Shimano, Inc.	865	98,919
Shin-Etsu Chemical Co. Ltd.	19,700	649,926
Shionogi & Co. Ltd.	8,880	183,425
Shiseido Co. Ltd.	4,806	82,351
SMC Corp.	627	244,550
SoftBank Corp.	336,127	458,365
SoftBank Group Corp.	44,738	1,225,638
Sompo Holdings, Inc.	10,352	358,141
Sony Financial Group, Inc.(a)	71,135	71,829
Sony Group Corp.	71,960	1,591,710
Subaru Corp.	6,879	148,158
Sumitomo Corp.	12,736	518,874
Sumitomo Electric Industries Ltd.	8,384	368,237
Sumitomo Metal Mining Co. Ltd.	2,910	164,972
Sumitomo Mitsui Financial Group, Inc.	42,834	1,512,234
Sumitomo Mitsui Trust Group, Inc.	7,449	249,594
Sumitomo Realty & Development Co. Ltd.	7,154	199,863
Suntory Beverage & Food Ltd.	1,638	52,058
Suzuki Motor Corp.(b)	18,393	251,603
Sysmex Corp.	5,915	56,151
T&D Holdings, Inc.	5,381	133,336
Taisei Corp.	1,761	176,226
Takeda Pharmaceutical Co. Ltd.	18,648	636,830
TDK Corp.	22,712	294,008
Terumo Corp.	15,640	205,254
TIS, Inc.	2,523	73,654
Toho Co. Ltd.	1,220	62,397
Tokio Marine Holdings, Inc.	21,497	803,845
Tokyo Electron Ltd.	5,221	1,395,692
Tokyo Gas Co. Ltd.	3,683	163,928
Tokyo Metro Co. Ltd.	3,582	38,372
Tokyu Corp.	5,826	65,988
TOPPAN Holdings, Inc.	2,747	85,129
Toray Industries, Inc.	16,220	120,030
Toyota Industries Corp.(b)	1,931	247,884
Toyota Motor Corp.	110,844	2,520,479
Toyota Tsusho Corp.	8,037	293,650
Trend Micro, Inc.(a)	1,460	57,458
Tsuruha Holdings, Inc.	2,800	44,762
Unicharm Corp.	13,056	79,549
West Japan Railway Co.	4,803	98,465
Yamaha Motor Co. Ltd.(b)	10,675	80,876
Yokogawa Electric Corp.	2,629	87,932
Yokohama Financial Group, Inc.	12,041	110,022
Zensho Holdings Co. Ltd.	1,089	59,212
ZOZO, Inc.	5,462	45,259
		56,361,994
Luxembourg-0.14%
ArcelorMittal S.A.	5,487	299,069
CVC Capital Partners PLC(c)	2,603	46,415
Eurofins Scientific SE	1,387	112,606
		458,090
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Macau-0.05%
Galaxy Entertainment Group Ltd.	22,585	$114,784
Sands China Ltd.	28,485	61,840
		176,624
Mexico-0.04%
Fresnillo PLC	2,588	127,814
Netherlands-4.09%
ABN AMRO Bank N.V., CVA(c)	6,825	252,368
Adyen N.V.(a)(c)	293	436,050
Akzo Nobel N.V.	2,002	140,763
argenx SE(a)	720	607,696
ASM International N.V.	550	463,584
ASML Holding N.V.	4,540	6,533,552
ASR Nederland N.V.	1,838	133,980
BE Semiconductor Industries N.V.	854	166,828
Euronext N.V.(c)	894	125,662
EXOR N.V.	1,093	90,068
Heineken Holding N.V.	1,518	113,241
Heineken N.V.	3,368	279,036
IMCD N.V.(b)	692	64,918
ING Groep N.V.	35,359	1,046,553
JDE Peet’s N.V.	2,057	77,721
Koninklijke Ahold Delhaize N.V.	10,497	411,923
Koninklijke KPN N.V.	45,505	223,670
Koninklijke Philips N.V.	9,014	259,784
Magnum Ice Cream Co. N.V. (The)(a)	5,804	103,529
Nebius Group N.V., Class A(a)(b)	2,482	211,442
NN Group N.V.	3,150	250,598
Prosus N.V.(a)	15,309	883,481
Randstad N.V.	1,318	47,338
Universal Music Group N.V.	12,879	316,907
Wolters Kluwer N.V.	2,721	256,437
		13,497,129
New Zealand-0.17%
Auckland International Airport Ltd.	19,836	99,294
Contact Energy Ltd.	10,167	57,561
Fisher & Paykel Healthcare Corp. Ltd.	6,872	161,273
Infratil Ltd.	11,205	74,879
Meridian Energy Ltd.	15,955	54,373
Xero Ltd.(a)	1,934	126,801
		574,181
Norway-0.44%
Aker BP ASA	3,697	109,188
DNB Bank ASA	10,376	298,490
Equinor ASA	8,977	242,079
Gjensidige Forsikring ASA	2,414	68,934
Kongsberg Gruppen ASA	5,144	177,281
Mowi ASA	5,446	125,953
Norsk Hydro ASA	16,207	144,355
Orkla ASA	8,201	97,898
SalMar ASA	820	49,008
Telenor ASA	7,206	121,838
		1,435,024
Poland-0.01%
InPost S.A.(a)(b)	3,069	48,278
Portugal-0.14%
Banco Comercial Portugues S.A., Class R	88,430	96,064
EDP S.A.	36,719	188,442
	Shares	Value
Portugal-(continued)
Galp Energia SGPS S.A.	4,881	$97,473
Jeronimo Martins SGPS S.A.	3,314	78,431
		460,410
Singapore-1.24%
CapitaLand Ascendas REIT	45,857	102,872
CapitaLand Integrated Commercial Trust	71,222	134,039
CapitaLand Investment Ltd.	28,443	69,033
DBS Group Holdings Ltd.	24,922	1,161,263
Grab Holdings Ltd., Class A(a)(b)	27,752	119,334
Keppel Ltd.	17,067	147,183
Oversea-Chinese Banking Corp. Ltd.	39,647	663,307
Sea Ltd., ADR(a)	4,477	521,526
Sembcorp Industries Ltd.(b)	10,818	51,386
Singapore Airlines Ltd.(b)	18,284	91,497
Singapore Exchange Ltd.	9,995	138,830
Singapore Technologies Engineering Ltd.(b)	18,243	140,587
Singapore Telecommunications Ltd.	86,972	314,622
United Overseas Bank Ltd.	14,716	444,611
		4,100,090
South Africa-0.18%
Anglo American PLC	13,098	609,057
South Korea-0.02%
Delivery Hero SE(a)(c)	2,351	65,806
Spain-2.87%
Acciona S.A.	287	61,905
ACS Actividades de Construccion y Servicios S.A.	2,079	234,102
ACS Actividades de Construccion y Servicios S.A., Rts., expiring 03-31-2026(a)	2,062	1,138
Aena S.M.E. S.A.(c)	8,776	273,550
Amadeus IT Group S.A.	5,274	354,887
Banco Bilbao Vizcaya Argentaria S.A.	67,442	1,718,137
Banco de Sabadell S.A.	58,788	231,449
Banco Santander S.A.	174,187	2,232,100
Bankinter S.A.	7,891	135,188
CaixaBank S.A.	45,601	604,126
Cellnex Telecom S.A.(c)	5,787	179,642
EDP Renovaveis S.A.	3,840	58,547
Endesa S.A.	3,715	137,636
Grifols S.A.	3,488	44,787
Iberdrola S.A.	75,290	1,698,868
Iberdrola S.A., Rts., expiring 03/31/2026(a)(b)	70,969	21,884
Industria de Diseno Textil S.A.	12,765	833,634
Mapfre S.A.	11,280	51,802
Naturgy Energy Group S.A.	2,837	89,408
Redeia Corp. S.A.	4,748	82,352
Repsol S.A.	13,206	261,117
Telefonica S.A.(b)	43,126	175,220
		9,481,479
Sweden-2.86%
Addtech AB, Class B	3,043	99,420
Alfa Laval AB	3,388	197,466
Assa Abloy AB, Class B(b)	11,728	477,169
Atlas Copco AB, Class A	31,434	652,284
Atlas Copco AB, Class B	18,263	330,559
Beijer Ref AB(b)	4,783	68,510
Boliden AB(a)	3,325	234,292
Epiroc AB, Class A	7,711	217,513
Epiroc AB, Class B	4,566	114,573
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Sweden-(continued)
EQT AB(b)	5,780	$220,753
Essity AB, Class B	7,056	210,223
Evolution AB(b)(c)	1,554	101,580
Fastighets AB Balder, Class B(a)	8,736	66,303
H & M Hennes & Mauritz AB, Class B(b)	5,776	116,387
Hexagon AB, Class B	24,294	275,625
Holmen AB, Class B(b)	854	32,210
Industrivarden AB, Class A	1,442	72,536
Industrivarden AB, Class C	1,824	91,887
Indutrade AB	3,197	75,520
Investment AB Latour, Class B	1,734	43,450
Investor AB, Class B	21,319	827,184
L E Lundbergforetagen AB, Class B	937	56,164
Lifco AB, Class B	2,728	94,325
NIBE Industrier AB, Class B(b)	17,735	68,363
Saab AB, Class B	3,750	294,412
Sagax AB, Class B	2,654	58,889
Sandvik AB	12,475	495,667
Securitas AB, Class B	5,757	95,797
Skandinaviska Enskilda Banken AB, Class A	17,717	383,194
Skanska AB, Class B	3,984	121,758
SKF AB, Class B	3,993	105,055
Spotify Technology S.A.(a)	1,827	914,139
Svenska Cellulosa AB S.C.A., Class B(b)	7,109	89,567
Svenska Handelsbanken AB, Class A	17,067	270,742
Swedbank AB, Class A	9,935	388,686
Swedish Orphan Biovitrum AB, Class B(a)	2,298	87,812
Tele2 AB, Class B	6,406	118,597
Telefonaktiebolaget LM Ericsson, Class B	32,751	356,913
Telia Co. AB	27,606	126,904
Trelleborg AB, Class B	2,373	96,626
Volvo AB, Class B	18,593	679,839
		9,428,893
Switzerland-5.71%
ABB Ltd.	18,341	1,585,277
Avolta AG(a)	1,030	63,304
Banque Cantonale Vaudoise(b)	353	47,958
Barry Callebaut AG(b)	35	61,981
Belimo Holding AG	115	126,274
BKW AG(a)	254	48,209
Chocoladefabriken Lindt & Spruengli AG	1	148,388
Chocoladefabriken Lindt & Spruengli AG, PC	11	158,702
Cie Financiere Richemont S.A.	6,290	1,225,707
DSM-Firmenich AG	2,020	159,862
EMS-Chemie Holding AG	84	65,562
Galderma Group AG, Class A	1,808	338,322
Geberit AG	395	302,793
Givaudan S.A.	108	419,099
Helvetia Baloise Holding AG	931	237,041
Julius Baer Group Ltd.	2,409	202,009
Kuehne + Nagel International AG, Class R	566	131,575
Logitech International S.A., Class R	1,787	154,554
Lonza Group AG	822	560,684
Nestle S.A.	30,151	2,888,415
Partners Group Holding AG	264	361,378
Roche Holding AG	8,219	3,752,068
Roche Holding AG, BR	374	173,507
Sandoz Group AG	4,890	388,924
Schindler Holding AG	277	102,272
Schindler Holding AG, PC	476	184,377
SGS S.A.	1,936	233,924
Sika AG	1,784	343,667
	Shares	Value
Switzerland-(continued)
Sonova Holding AG, Class A	593	$162,926
Straumann Holding AG(a)	1,306	157,684
Swatch Group AG (The), BR(b)	339	80,294
Swiss Life Holding AG	335	368,776
Swiss Prime Site AG	939	160,479
Swisscom AG	305	251,405
UBS Group AG	37,148	1,764,520
VAT Group AG(c)	318	206,441
Zurich Insurance Group AG	1,710	1,221,271
		18,839,629
United Kingdom-9.48%
3i Group PLC	11,623	535,473
Admiral Group PLC	3,048	115,035
Ashtead Group PLC	4,935	318,620
Associated British Foods PLC	3,770	98,807
AstraZeneca PLC	18,144	3,390,121
Auto Trader Group PLC(c)	10,126	74,857
Aviva PLC	35,772	312,744
BAE Systems PLC	35,163	957,290
Barclays PLC	163,388	1,093,571
Barratt Redrow PLC	15,909	84,953
British American Tobacco PLC	25,581	1,549,847
BT Group PLC	69,982	184,474
Bunzl PLC	3,800	106,867
Centrica PLC	55,237	145,051
Coca-Cola Europacific Partners PLC	2,434	223,198
Compass Group PLC	19,864	597,329
DCC PLC	996	63,316
Diageo PLC	26,052	601,173
Entain PLC	7,392	61,501
Haleon PLC	104,223	546,630
Halma PLC	4,445	216,503
Hikma Pharmaceuticals PLC	1,945	40,915
HSBC Holdings PLC	201,443	3,563,773
Imperial Brands PLC	8,957	378,325
Informa PLC	15,146	183,300
InterContinental Hotels Group PLC	1,693	228,725
International Consolidated Airlines Group S.A.	13,830	79,614
Intertek Group PLC	1,806	111,110
J Sainsbury PLC	20,115	88,389
JD Sports Fashion PLC	31,607	35,473
Kingfisher PLC	20,349	94,043
Land Securities Group PLC	8,282	74,131
Legal & General Group PLC	66,669	242,753
Lloyds Banking Group PLC	692,778	1,037,409
London Stock Exchange Group PLC	5,466	611,427
M&G PLC	26,736	113,664
Marks & Spencer Group PLC	24,069	121,055
Melrose Industries PLC	14,767	127,328
National Grid PLC(b)	58,055	989,141
NatWest Group PLC	94,024	859,452
Next PLC	1,364	248,352
Pearson PLC	6,746	88,983
Phoenix Group Holdings PLC	8,220	83,553
Reckitt Benckiser Group PLC	7,901	661,052
RELX PLC	21,355	759,236
Rentokil Initial PLC	29,561	184,003
Rolls-Royce Holdings PLC	98,486	1,651,082
Sage Group PLC (The)	11,273	148,247
Schroders PLC	8,483	52,691
Segro PLC	15,046	157,205
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Severn Trent PLC	3,172	$127,769
Shell PLC	67,783	2,612,974
Smith & Nephew PLC	9,435	161,262
Smiths Group PLC	3,818	131,491
Spirax Group PLC	860	85,938
SSE PLC	14,110	470,318
Standard Chartered PLC	22,771	584,290
Tesco PLC	76,066	443,875
Unilever PLC	25,501	1,739,765
United Utilities Group PLC	7,977	137,000
Vodafone Group PLC	224,103	330,983
Whitbread PLC	2,024	75,768
Wise PLC, Class A(a)	7,797	100,850
		31,294,074
United States-3.20%
A.P. Moller - Maersk A/S, Class A	29	71,375
A.P. Moller - Maersk A/S, Class B(b)	44	109,201
Aegon Ltd.	15,474	121,981
Alcon AG(b)	5,845	474,951
BP PLC	184,105	1,170,657
Buzzi S.p.A.	943	53,872
CyberArk Software Ltd.(a)	591	254,621
Experian PLC	10,739	407,896
Ferrovial SE	6,011	407,487
GSK PLC	47,565	1,233,617
Holcim AG(a)	5,968	617,511
Monday.com Ltd.(a)	517	59,326
Novartis AG	22,247	3,313,643
Oracle Corp.	492	33,399
Qiagen N.V.	2,407	128,062
Sanofi S.A.	12,926	1,223,652
Stellantis N.V.	23,593	232,345
Swiss Re AG(a)	3,498	561,101
Tenaris S.A.	4,390	97,869
		10,572,566
Total Common Stocks & Other Equity Interests (Cost $211,579,787)		251,636,132
	Principal Amount
Equity Linked Notes-2.32%
Canada-0.49%
Royal Bank of Canada (iShares MSCI EAFE ETF), 228.34%, 02/11/2026(c)	294,000	248,458
Royal Bank of Canada (iShares MSCI EAFE ETF), 213.91%, 02/17/2026(c)	368,000	325,377
Royal Bank of Canada (iShares MSCI EAFE ETF), 223.35%, 02/18/2026(c)	672,000	625,480
Toronto-Dominion Bank (The) (iShares MSCI EAFE ETF), 233.00%, 02/20/2026(c)	466,000	428,765
		1,628,080
France-0.32%
Societe Generale S.A. (iShares MSCI EAFE ETF), 222.32%, 02/06/2026(c)	463,000	392,886
Societe Generale S.A. (iShares MSCI EAFE ETF), 238.31%, 02/10/2026(c)	388,000	323,087
Societe Generale S.A. (iShares MSCI EAFE ETF), 206.90%, 03/02/2026(c)	339,000	339,000
		1,054,973
	Principal Amount
Equity Linked Notes-2.32%
Japan-0.45%
Mizuho Markets Cayman L.P. (iShares MSCI EAFE ETF), 255.20%, 02/05/2026(c)	306,000	$191,104
Mizuho Markets Cayman L.P. (iShares MSCI EAFE ETF), 206.10%, 02/09/2026(c)	629,000	539,270
Mizuho Markets Cayman L.P. (iShares MSCI EAFE ETF), 237.40%, 02/13/2026(c)	305,000	275,078
Mizuho Markets Cayman L.P. (iShares MSCI EAFE ETF), 206.80%, 02/19/2026(c)	500,000	458,082
		1,463,534
Switzerland-0.10%
UBS Group AG (iShares MSCI EAFE ETF), 208.82%, 02/27/2026(c)	346,000	332,029
United States-0.96%
JPMorgan Chase & Co. (iShares MSCI EAFE ETF), 238.62%, 02/12/2026(c)	202,000	175,673
JPMorgan Chase & Co. (iShares MSCI EAFE ETF), 183.36%, 03/03/2026(c)	404,000	400,150
Morgan Stanley (iShares MSCI EAFE ETF), 210.49%, 02/26/2026(c)	539,000	511,737
Morgan Stanley (iShares MSCI EAFE ETF), 201.74%, 03/04/2026(c)	315,000	318,506
Morgan Stanley Finance LLC (iShares MSCI EAFE ETF), 156.67%, 02/23/2026(c)	635,000	580,767
Morgan Stanley Finance LLC (iShares MSCI EAFE ETF), 195.16%, 02/25/2026(c)	273,000	260,566
Morgan Stanley Finance LLC (iShares MSCI EAFE ETF), 183.48%, 03/02/2026(c)	216,000	209,551
Wells Fargo & Co. (iShares MSCI EAFE ETF), 206.65%, 02/24/2026(c)	756,000	720,354
		3,177,304
Total Equity Linked Notes (Cost $8,416,000)		7,655,920
	Shares
Money Market Funds-21.34%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.60%(d)(e) (Cost $70,450,202)	70,450,202	70,450,202
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $290,445,989)		329,742,254
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.71%
Invesco Private Government Fund, 3.65%(d)(e)(f)	1,571,412	1,571,412
Invesco Private Prime Fund, 3.80%(d)(e)(f)	4,082,030	4,083,255
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,654,667)		5,654,667
TOTAL INVESTMENTS IN SECURITIES-101.61% (Cost $296,100,656)		335,396,921
OTHER ASSETS LESS LIABILITIES-(1.61)%		(5,312,930)
NET ASSETS-100.00%		$330,083,991
See accompanying notes which are an integral part of this schedule.

Invesco MSCI EAFE Income Advantage ETF (EFAA)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CVA-Dutch Certificates
ETF-Exchange-Traded Fund
PC-Participation Certificate
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $10,252,112, which represented 3.11% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$43,461,647	$36,793,457	$(9,804,902)	$-	$-	$70,450,202	$512,594
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,026,786	2,608,253	(3,063,627)	-	-	1,571,412	17,406 *
Invesco Private Prime Fund	5,273,730	6,717,303	(7,907,778)	29	(29)	4,083,255	46,068 *
Total	$50,762,163	$46,119,013	$(20,776,307)	$29	$(29)	$76,104,869	$576,068

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco QQQ Hedged Advantage ETF (QQHG)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-95.57%
Aerospace & Defense-0.72%
Boeing Co. (The)(b)	34	$7,946
General Dynamics Corp.	35	12,288
General Electric Co.	82	25,157
Howmet Aerospace, Inc.	106	22,057
Northrop Grumman Corp.	10	6,923
RTX Corp.	66	13,261
		87,632
Apparel Retail-0.68%
TJX Cos., Inc. (The)	550	82,396
Application Software-4.48%
AppFolio, Inc., Class A(b)	34	6,456
AppLovin Corp., Class A(b)	196	92,729
Bentley Systems, Inc., Class B	281	9,869
CCC Intelligent Solutions Holdings, Inc.(b)	797	6,041
DocuSign, Inc.(b)	131	6,883
Dynatrace, Inc.(b)	440	16,760
Elastic N.V.(b)	100	6,593
Fair Isaac Corp.(b)	4	5,853
Guidewire Software, Inc.(b)	95	13,372
HubSpot, Inc.(b)	38	10,640
Manhattan Associates, Inc.(b)	105	15,856
Nutanix, Inc., Class A(b)	164	6,450
Palantir Technologies, Inc., Class A(b)	1,494	219,005
Pegasystems, Inc.	182	7,952
Procore Technologies, Inc.(b)	193	10,903
PTC, Inc.(b)	135	21,077
Salesforce, Inc.	197	41,821
Samsara, Inc., Class A(b)	282	7,910
Tyler Technologies, Inc.(b)	73	26,966
Zoom Communications, Inc., Class A(b)	106	9,763
		542,899
Asset Management & Custody Banks-0.06%
BlackRock, Inc.	6	6,714
Automobile Manufacturers-3.57%
Tesla, Inc.(b)	1,004	432,132
Automotive Retail-0.09%
AutoZone, Inc.(b)	3	11,113
Biotechnology-2.10%
AbbVie, Inc.	209	46,609
Biogen, Inc.(b)	144	25,904
BioMarin Pharmaceutical, Inc.(b)	353	19,959
Caris Life Sciences, Inc.(b)	422	9,773
Exact Sciences Corp.(b)	112	11,462
Exelixis, Inc.(b)	225	9,306
Halozyme Therapeutics, Inc.(b)	144	10,326
Incyte Corp.(b)	141	14,110
Ionis Pharmaceuticals, Inc.(b)	179	14,798
Moderna, Inc.(b)	229	10,092
Natera, Inc.(b)	92	21,265
Neurocrine Biosciences, Inc.(b)	84	11,429
Revolution Medicines, Inc.(b)	86	8,338
Roivant Sciences Ltd.(b)	803	17,361
United Therapeutics Corp.(b)	32	15,024
Viking Therapeutics, Inc.(b)	312	9,060
		254,816
Brewers-0.10%
Molson Coors Beverage Co., Class B	246	11,818
	Shares	Value
Broadcasting-0.10%
Fox Corp., Class A	158	$11,499
Broadline Retail-5.15%
Amazon.com, Inc.(b)	2,538	607,343
Coupang, Inc. (South Korea)(b)	454	9,153
eBay, Inc.	77	7,024
		623,520
Building Products-0.26%
Johnson Controls International PLC	106	12,642
Trane Technologies PLC	45	18,926
		31,568
Casinos & Gaming-0.13%
DraftKings, Inc., Class A(b)	201	5,530
Flutter Entertainment PLC (Ireland)(b)	63	10,404
		15,934
Communications Equipment-1.11%
Arista Networks, Inc.(b)	176	24,946
Ciena Corp.(b)	69	17,375
F5, Inc.(b)	70	19,293
Lumentum Holdings, Inc.(b)	24	9,404
Motorola Solutions, Inc.	115	46,292
Ubiquiti, Inc.	31	17,094
		134,404
Construction & Engineering-0.21%
Comfort Systems USA, Inc.	12	13,705
Quanta Services, Inc.	25	11,866
		25,571
Construction Machinery & Heavy Transportation Equipment-0.18%
Caterpillar, Inc.	33	21,693
Construction Materials-0.19%
Martin Marietta Materials, Inc.	18	11,735
Vulcan Materials Co.	39	11,721
		23,456
Consumer Finance-0.06%
American Express Co.	20	7,043
Consumer Staples Merchandise Retail-1.01%
BJ’s Wholesale Club Holdings, Inc.(b)	346	31,984
Dollar General Corp.	143	20,511
Dollar Tree, Inc.(b)	182	21,401
Target Corp.	453	47,778
		121,674
Copper-0.26%
Freeport-McMoRan, Inc.	209	12,588
Southern Copper Corp. (Mexico)	100	19,032
		31,620
Data Center REITs-0.14%
Equinix, Inc.	21	17,240
Data Processing & Outsourced Services-0.12%
Broadridge Financial Solutions, Inc.	76	14,980
Distillers & Vintners-0.11%
Constellation Brands, Inc., Class A	84	13,163
Diversified Support Services-0.06%
RB Global, Inc. (Canada)	58	6,587
Electric Utilities-0.91%
Alliant Energy Corp.	195	12,852
Duke Energy Corp.	90	10,922
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Electric Utilities-(continued)
NextEra Energy, Inc.	199	$17,492
PPL Corp.	334	12,107
Southern Co. (The)	634	56,623
		109,996
Electrical Components & Equipment-0.43%
AMETEK, Inc.	52	11,647
Eaton Corp. PLC	51	17,922
Emerson Electric Co.	46	6,760
Rockwell Automation, Inc.	15	6,325
Vertiv Holdings Co., Class A	47	8,751
		51,405
Electronic Components-0.56%
Amphenol Corp., Class A	258	37,172
Corning, Inc.	291	30,046
		67,218
Electronic Equipment & Instruments-0.33%
Keysight Technologies, Inc.(b)	38	8,221
Trimble, Inc.(b)	472	31,907
		40,128
Environmental & Facilities Services-1.05%
Republic Services, Inc.	184	39,577
Rollins, Inc.	632	40,031
Veralto Corp.	205	20,291
Waste Management, Inc.	123	27,335
		127,234
Financial Exchanges & Data-0.19%
CME Group, Inc., Class A	42	12,140
S&P Global, Inc.	21	11,084
		23,224
Food Distributors-1.31%
Performance Food Group Co.(b)	392	37,416
Sysco Corp.	837	70,182
US Foods Holding Corp.(b)	609	50,925
		158,523
Food Retail-1.05%
Albertson’s Cos., Inc., Class A	790	13,154
Casey’s General Stores, Inc.	75	45,487
Kroger Co. (The)	658	41,355
Maplebear, Inc.(b)	327	12,151
Sprouts Farmers Market, Inc.(b)	216	15,317
		127,464
Gas Utilities-0.20%
Atmos Energy Corp.	147	24,452
Gold-0.21%
Newmont Corp.	133	14,942
Royal Gold, Inc.	41	10,796
		25,738
Health Care Distributors-0.13%
McKesson Corp.	19	15,793
Health Care Equipment-1.58%
Abbott Laboratories	376	41,097
Becton, Dickinson and Co.	42	8,546
Boston Scientific Corp.(b)	322	30,117
Edwards Lifesciences Corp.(b)	192	15,621
Medtronic PLC	203	20,901
ResMed, Inc.	60	15,499
	Shares	Value
Health Care Equipment-(continued)
STERIS PLC	39	$10,241
Stryker Corp.	133	49,151
		191,173
Health Care REITs-0.38%
Ventas, Inc.	154	11,961
Welltower, Inc.	179	33,717
		45,678
Health Care Technology-0.04%
Veeva Systems, Inc., Class A(b)	26	5,302
Heavy Electrical Equipment-0.06%
GE Vernova, Inc.	10	7,264
Home Improvement Retail-0.53%
Home Depot, Inc. (The)	101	37,833
Lowe’s Cos., Inc.	97	25,905
		63,738
Homefurnishing Retail-0.06%
Williams-Sonoma, Inc.	34	6,958
Hotels, Resorts & Cruise Lines-0.57%
Hilton Worldwide Holdings, Inc.	177	52,836
Royal Caribbean Cruises Ltd.	51	16,557
		69,393
Household Products-0.84%
Church & Dwight Co., Inc.	134	12,897
Procter & Gamble Co. (The)	588	89,241
		102,138
Independent Power Producers & Energy Traders-0.05%
Vistra Corp.	36	5,701
Industrial Machinery & Supplies & Components-0.28%
Illinois Tool Works, Inc.	37	9,666
Parker-Hannifin Corp.	26	24,332
		33,998
Industrial REITs-0.27%
Prologis, Inc.	245	31,987
Insurance Brokers-0.05%
Arthur J. Gallagher & Co.	23	5,736
Integrated Oil & Gas-0.21%
Chevron Corp.	57	10,083
Exxon Mobil Corp.	110	15,554
		25,637
Integrated Telecommunication Services-1.31%
AT&T, Inc.	2,723	71,370
Verizon Communications, Inc.	1,953	86,947
		158,317
Interactive Media & Services-11.45%
Alphabet, Inc., Class C	2,599	879,839
Meta Platforms, Inc., Class A	708	507,282
		1,387,121
Internet Services & Infrastructure-1.41%
Cloudflare, Inc., Class A(b)	65	11,528
MongoDB, Inc.(b)	18	6,684
Okta, Inc.(b)	150	12,672
Shopify, Inc., Class A (Canada)(b)	834	109,446
Snowflake, Inc., Class A(b)	83	15,994
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Internet Services & Infrastructure-(continued)
Twilio, Inc., Class A(b)	57	$6,866
VeriSign, Inc.	30	7,327
		170,517
IT Consulting & Other Services-0.62%
Accenture PLC, Class A	152	40,073
Gartner, Inc.(b)	51	10,690
International Business Machines Corp.	79	24,230
		74,993
Life Sciences Tools & Services-0.27%
Danaher Corp.	43	9,412
Thermo Fisher Scientific, Inc.	40	23,145
		32,557
Managed Health Care-0.08%
UnitedHealth Group, Inc.	35	10,043
Movies & Entertainment-2.32%
Netflix, Inc.(b)	2,835	236,694
Spotify Technology S.A. (Sweden)(b)	15	7,505
TKO Group Holdings, Inc.	46	9,319
Walt Disney Co. (The)	246	27,749
		281,267
Multi-Sector Holdings-0.25%
Berkshire Hathaway, Inc., Class B(b)	64	30,754
Multi-Utilities-0.38%
CenterPoint Energy, Inc.	308	12,225
Dominion Energy, Inc.	207	12,455
Public Service Enterprise Group, Inc.	145	11,942
Sempra	112	9,745
		46,367
Oil & Gas Storage & Transportation-0.21%
Kinder Morgan, Inc.	422	12,867
Williams Cos., Inc. (The)	191	12,846
		25,713
Other Specialty Retail-0.10%
Ulta Beauty, Inc.(b)	18	11,653
Packaged Foods & Meats-0.27%
General Mills, Inc.	183	8,466
Hershey Co. (The)	66	12,853
McCormick & Co., Inc.	182	11,253
		32,572
Passenger Ground Transportation-0.11%
Uber Technologies, Inc.(b)	167	13,368
Pharmaceuticals-0.60%
Eli Lilly and Co.	12	12,446
Johnson & Johnson	190	43,177
Merck & Co., Inc.	156	17,202
		72,825
Property & Casualty Insurance-0.06%
Progressive Corp. (The)	37	7,696
Publishing-0.19%
New York Times Co. (The), Class A	161	11,803
News Corp., Class A	421	11,380
		23,183
	Shares	Value
Rail Transportation-0.27%
Norfolk Southern Corp.	40	$11,650
Union Pacific Corp.	90	21,159
		32,809
Real Estate Services-0.07%
CBRE Group, Inc., Class A(b)	48	8,176
Research & Consulting Services-0.10%
Equifax, Inc.	58	11,681
Restaurants-1.51%
Chipotle Mexican Grill, Inc.(b)	433	16,831
Darden Restaurants, Inc.	46	9,170
DoorDash, Inc., Class A(b)	327	66,911
McDonald’s Corp.	165	51,975
Restaurant Brands International, Inc. (Canada)	157	10,517
Texas Roadhouse, Inc.	77	13,849
Yum! Brands, Inc.	87	13,529
		182,782
Semiconductor Materials & Equipment-5.26%
Amkor Technology, Inc.	112	5,413
Applied Materials, Inc.	613	197,582
ASML Holding N.V., New York Shares (Netherlands)	85	120,955
Entegris, Inc.	93	10,981
Lam Research Corp.	957	223,421
MKS, Inc.	102	24,012
Onto Innovation, Inc.(b)	63	12,729
Qnity Electronics, Inc.	182	17,505
Teradyne, Inc.	101	24,346
		636,944
Semiconductors-19.42%
Advanced Micro Devices, Inc.(b)	1,069	253,064
Allegro MicroSystems, Inc. (Japan)(b)	223	8,231
Astera Labs, Inc.(b)	35	5,272
Broadcom, Inc.	1,134	375,694
Cirrus Logic, Inc.(b)	153	19,942
First Solar, Inc.(b)	33	7,442
GLOBALFOUNDRIES, Inc.(b)	276	11,647
Intel Corp.(b)	3,129	145,405
Lattice Semiconductor Corp.(b)	186	14,977
MACOM Technology Solutions Holdings, Inc.(b)	73	15,991
Marvell Technology, Inc.	695	54,849
Micron Technology, Inc.	734	304,522
NVIDIA Corp.	5,729	1,094,984
ON Semiconductor Corp.(b)	171	10,241
Qorvo, Inc.(b)	145	11,326
Skyworks Solutions, Inc.	231	12,881
Universal Display Corp.	48	5,511
		2,351,979
Soft Drinks & Non-alcoholic Beverages-1.13%
Coca-Cola Co. (The)	1,831	136,977
Specialty Chemicals-0.32%
Ecolab, Inc.	75	21,149
Sherwin-Williams Co. (The)	50	17,732
		38,881
Systems Software-6.98%
Microsoft Corp.	1,833	788,721
Oracle Corp.	47	7,735
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Systems Software-(continued)
SentinelOne, Inc., Class A(b)	504	$7,046
ServiceNow, Inc.(b)	360	42,124
		845,626
Technology Hardware, Storage & Peripherals-7.49%
Apple, Inc.	3,446	894,169
Pure Storage, Inc., Class A(b)	186	12,935
		907,104
Tobacco-0.45%
Altria Group, Inc.	360	22,316
Philip Morris International, Inc.	179	32,120
		54,436
Trading Companies & Distributors-0.08%
W.W. Grainger, Inc.	9	9,719
Transaction & Payment Processing Services-0.68%
Mastercard, Inc., Class A	73	39,332
Visa, Inc., Class A	133	42,803
		82,135
Total Common Stocks & Other Equity Interests (Cost $9,221,545)		11,573,545
	Shares	Value
Options Purchased-4.80%
(Cost $713,034)†		582,100
Money Market Funds-0.06%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.60%(c)(d) (Cost $7,190)	7,190	$7,190
TOTAL INVESTMENTS IN SECURITIES-100.43% (Cost $9,941,769)		12,162,835
OTHER ASSETS LESS LIABILITIES-(0.43)%		(52,467)
NET ASSETS-100.00%		$12,110,368

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$-	$171,067	$(163,877)	$-	$-	$7,190	$255

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
Nasdaq-100 Micro Index	Put	11/20/2026	34	$261	$887,400	$64,600
Nasdaq-100 Micro Index	Put	05/15/2026	39	237	924,300	19,403
Nasdaq-100 Micro Index	Put	06/18/2026	35	235	822,500	21,000
Nasdaq-100 Micro Index	Put	09/18/2026	42	236	991,200	39,900
Nasdaq-100 Micro Index	Put	10/16/2026	38	247	938,600	49,400
Nasdaq-100 Micro Index	Put	03/20/2026	39	255	994,500	26,032
Nasdaq-100 Micro Index	Put	07/17/2026	40	260	1,040,000	58,000
Nasdaq-100 Micro Index	Put	04/17/2026	39	260	1,014,000	40,365
Nasdaq-100 Micro Index	Put	12/18/2026	38	252	957,600	62,700
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Hedged Advantage ETF (QQHG)—(continued)
January 31, 2026
(Unaudited)
Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Nasdaq-100 Micro Index	Put	08/21/2026	34	$260	$884,000	$54,400
Nasdaq-100 Micro Index	Put	02/19/2027	38	260	988,000	77,900
Nasdaq-100 Micro Index	Put	01/15/2027	38	255	969,000	68,400
Total Index Options Purchased						$582,100

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
Nasdaq-100 Micro Index	Put	07/17/2026	20	$171	$(342,000)	$(4,750)
Nasdaq-100 Micro Index	Put	03/20/2026	20	148	(296,000)	(160)
Nasdaq-100 Micro Index	Put	04/17/2026	20	149	(298,000)	(370)
Nasdaq-100 Micro Index	Put	05/15/2026	20	148	(296,000)	(600)
Nasdaq-100 Micro Index	Put	06/18/2026	17	155	(263,500)	(944)
Nasdaq-100 Micro Index	Put	11/20/2026	17	196	(333,200)	(7,650)
Nasdaq-100 Micro Index	Put	08/21/2026	17	173	(294,100)	(2,380)
Nasdaq-100 Micro Index	Put	09/18/2026	21	177	(371,700)	(3,927)
Nasdaq-100 Micro Index	Put	10/16/2026	19	185	(351,500)	(5,700)
Nasdaq-100 Micro Index	Put	12/18/2026	19	189	(359,100)	(7,600)
Nasdaq-100 Micro Index	Put	02/19/2027	19	195	(370,500)	(10,450)
Nasdaq-100 Micro Index	Put	01/15/2027	19	191	(362,900)	(8,559)
Equity Risk
Nasdaq-100 Micro Index	Call	02/06/2026	111	276	(3,063,600)	(444)
Nasdaq-100 Micro Index	Call	02/13/2026	117	273	(3,194,100)	(936)
Nasdaq-100 Micro Index	Call	02/20/2026	113	274	(3,096,200)	(1,469)
Nasdaq-100 Micro Index	Call	02/27/2026	111	273	(3,030,300)	(2,553)
Total Exchange-Traded Options Written						$(58,492)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco QQQ Income Advantage ETF (QQA)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-76.59%
Aerospace & Defense-0.15%
Axon Enterprise, Inc.(b)	1,733	$838,044
Apparel Retail-0.25%
Ross Stores, Inc.	7,148	1,348,470
Application Software-4.63%
Adobe, Inc.(b)	9,203	2,698,780
AppLovin Corp., Class A(b)	6,754	3,195,385
Atlassian Corp., Class A(b)	3,670	433,721
Autodesk, Inc.(b)	4,661	1,178,627
Cadence Design Systems, Inc.(b)	5,985	1,773,714
Datadog, Inc., Class A(b)	7,131	922,181
Intuit, Inc.	6,117	3,051,894
Palantir Technologies, Inc., Class A(b)	50,183	7,356,326
Roper Technologies, Inc.	2,369	879,444
Strategy, Inc., Class A(b)	5,886	881,193
Synopsys, Inc.(b)	4,083	1,899,064
Workday, Inc., Class A(b)	4,682	822,300
		25,092,629
Automobile Manufacturers-2.80%
Tesla, Inc.(b)	35,205	15,152,584
Automotive Retail-0.34%
O’Reilly Automotive, Inc.(b)	18,528	1,823,340
Biotechnology-2.57%
Alnylam Pharmaceuticals, Inc.(b)	2,902	981,050
Amgen, Inc.	11,830	4,044,441
Gilead Sciences, Inc.	27,278	3,872,112
Insmed, Inc.(b)	4,688	735,407
Regeneron Pharmaceuticals, Inc.	2,265	1,679,384
Vertex Pharmaceuticals, Inc.(b)	5,578	2,621,102
		13,933,496
Broadline Retail-4.47%
Amazon.com, Inc.(b)	85,071	20,357,490
MercadoLibre, Inc. (Brazil)(b)	1,112	2,388,343
PDD Holdings, Inc., ADR (China)(b)	14,685	1,483,919
		24,229,752
Cable & Satellite-0.55%
Charter Communications, Inc., Class A(b)	2,845	586,411
Comcast Corp., Class A	79,909	2,377,293
		2,963,704
Cargo Ground Transportation-0.15%
Old Dominion Freight Line, Inc.	4,600	796,720
Communications Equipment-1.26%
Cisco Systems, Inc.	86,868	6,803,502
Construction & Engineering-0.20%
Ferrovial SE	16,132	1,096,815
Construction Machinery & Heavy Transportation Equipment-0.26%
PACCAR, Inc.	11,548	1,419,365
Consumer Staples Merchandise Retail-4.05%
Costco Wholesale Corp.	9,736	9,154,274
Walmart, Inc.	107,364	12,791,347
		21,945,621
Diversified Support Services-0.47%
Cintas Corp.	8,819	1,687,869
Copart, Inc.(b)	21,283	863,664
		2,551,533
	Shares	Value
Electric Utilities-1.04%
American Electric Power Co., Inc.	11,743	$1,406,518
Constellation Energy Corp.	7,947	2,230,564
Exelon Corp.	22,212	994,653
Xcel Energy, Inc.	13,005	989,160
		5,620,895
Health Care Equipment-1.20%
Dexcom, Inc.(b)	8,573	626,172
GE HealthCare Technologies, Inc.	10,015	790,884
IDEXX Laboratories, Inc.(b)	1,758	1,178,669
Intuitive Surgical, Inc.(b)	7,788	3,926,865
		6,522,590
Hotels, Resorts & Cruise Lines-1.22%
Airbnb, Inc., Class A(b)	9,327	1,206,634
Booking Holdings, Inc.	706	3,531,299
Marriott International, Inc., Class A	5,889	1,856,802
		6,594,735
Human Resource & Employment Services-0.55%
Automatic Data Processing, Inc.	8,881	2,192,008
Paychex, Inc.	7,884	813,077
		3,005,085
Industrial Conglomerates-0.59%
Honeywell International, Inc.	13,946	3,172,994
Industrial Gases-0.86%
Linde PLC	10,258	4,687,598
Interactive Home Entertainment-0.37%
Electronic Arts, Inc.	5,483	1,118,093
Take-Two Interactive Software, Inc.(b)	4,062	894,859
		2,012,952
Interactive Media & Services-8.67%
Alphabet, Inc., Class A	46,305	15,651,090
Alphabet, Inc., Class C	43,032	14,567,623
Meta Platforms, Inc., Class A	23,374	16,747,471
		46,966,184
Internet Services & Infrastructure-0.65%
Shopify, Inc., Class A (Canada)(b)	26,858	3,524,575
IT Consulting & Other Services-0.16%
Cognizant Technology Solutions Corp., Class A	10,576	867,867
Movies & Entertainment-1.71%
Netflix, Inc.(b)	93,079	7,771,166
Warner Bros. Discovery, Inc.(b)	54,483	1,500,462
		9,271,628
Oil & Gas Equipment & Services-0.22%
Baker Hughes Co., Class A	21,649	1,213,210
Oil & Gas Exploration & Production-0.19%
Diamondback Energy, Inc.	6,299	1,032,721
Packaged Foods & Meats-0.42%
Kraft Heinz Co. (The)	26,024	617,810
Mondelez International, Inc., Class A	28,367	1,658,618
		2,276,428
Rail Transportation-0.29%
CSX Corp.	40,941	1,545,932
Real Estate Services-0.11%
CoStar Group, Inc.(b)	9,274	570,351
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Research & Consulting Services-0.32%
Thomson Reuters Corp. (Canada)	9,779	$1,081,851
Verisk Analytics, Inc.	3,063	666,080
		1,747,931
Restaurants-0.76%
DoorDash, Inc., Class A(b)	8,933	1,827,870
Starbucks Corp.	25,001	2,298,842
		4,126,712
Semiconductor Materials & Equipment-3.49%
Applied Materials, Inc.	17,506	5,642,534
ASML Holding N.V., New York Shares (Netherlands)	1,925	2,739,275
KLA Corp.	2,885	4,119,607
Lam Research Corp.	27,588	6,440,694
		18,942,110
Semiconductors-16.49%
Advanced Micro Devices, Inc.(b)	35,766	8,466,885
Analog Devices, Inc.	10,755	3,343,514
ARM Holdings PLC, ADR(b)	3,016	317,766
Broadcom, Inc.	37,579	12,449,923
Intel Corp.(b)	104,872	4,873,402
Marvell Technology, Inc.	18,953	1,495,771
Microchip Technology, Inc.	11,842	899,045
Micron Technology, Inc.	24,725	10,257,908
Monolithic Power Systems, Inc.	1,049	1,179,233
NVIDIA Corp.	193,391	36,962,822
NXP Semiconductors N.V. (Netherlands)	5,518	1,247,840
QUALCOMM, Inc.	23,549	3,569,793
Texas Instruments, Inc.	19,977	4,306,042
		89,369,944
Soft Drinks & Non-alcoholic Beverages-1.49%
Coca-Cola Europacific Partners PLC (United Kingdom)	10,077	924,061
Keurig Dr Pepper, Inc.	29,759	816,587
Monster Beverage Corp.(b)	21,481	1,734,806
PepsiCo, Inc.	30,064	4,618,731
		8,094,185
Systems Software-6.02%
CrowdStrike Holdings, Inc., Class A(b)	5,516	2,434,790
Fortinet, Inc.(b)	16,312	1,325,513
Microsoft Corp.	59,149	25,451,223
Palo Alto Networks, Inc.(b)	15,324	2,711,889
Zscaler, Inc.(b)	3,504	700,835
		32,624,250
Technology Hardware, Storage & Peripherals-6.33%
Apple, Inc.	117,597	30,514,070
Seagate Technology Holdings PLC	4,686	1,910,435
Western Digital Corp.	7,516	1,880,729
		34,305,234
Trading Companies & Distributors-0.20%
Fastenal Co.	25,172	1,091,458
Transaction & Payment Processing Services-0.20%
PayPal Holdings, Inc.	20,517	1,081,041
Wireless Telecommunication Services-0.89%
T-Mobile US, Inc.	24,592	4,849,788
Total Common Stocks & Other Equity Interests (Cost $358,269,379)		415,113,973
	Principal Amount	Value
Equity Linked Notes-4.66%
Diversified Banks-3.32%
Bank of Montreal (NASDAQ 100 Stock Index), 166.65%, 03/04/2026(c)	$1,058,000	$1,060,002
BNP Paribas S.A. (NASDAQ 100 Stock Index), 201.29%, 02/06/2026(c)	1,053,000	1,035,420
BNP Paribas S.A. (NASDAQ 100 Stock Index), 191.87%, 02/13/2026(c)	1,265,000	1,220,007
Citigroup, Inc. (NASDAQ 100 Stock Index), 199.96%, 02/05/2026(c)	1,867,000	1,824,154
Citigroup, Inc. (NASDAQ 100 Stock Index), 196.20%, 02/10/2026(c)	1,484,000	1,461,632
JPMorgan Chase & Co. (NASDAQ 100 Stock Index), 198.28%, 02/18/2026(c)	1,093,000	1,089,584
JPMorgan Chase & Co. (NASDAQ 100 Stock Index), 187.15%, 02/19/2026(c)	1,427,000	1,397,337
Mizuho Financial Group, Inc. (NASDAQ 100 Stock Index), 199.80%, 02/26/2026(c)	1,095,000	1,088,963
Royal Bank of Canada (NASDAQ 100 Stock Index), 179.85%, 02/17/2026(c)	980,000	957,257
Royal Bank of Canada (NASDAQ 100 Stock Index), 188.00%, 02/24/2026(c)	780,000	783,327
Royal Bank of Canada (NASDAQ 100 Stock Index), 226.37%, 03/02/2026(c)	1,158,000	1,158,000
Societe Generale S.A. (NASDAQ 100 Stock Index), 188.14%, 02/25/2026(c)	1,232,000	1,212,584
Toronto-Dominion Bank (The) (NASDAQ 100 Stock Index), 202.00%, 02/20/2026(c)	1,409,000	1,383,480
Wells Fargo & Co. (NASDAQ 100 Stock Index), 190.29%, 02/27/2026(c)	1,374,000	1,356,152
Wells Fargo Bank N.A. (NASDAQ 100 Stock Index), 199.27%, 02/12/2026(c)	1,022,000	990,048
		18,017,947
Diversified Capital Markets-1.08%
UBS Group AG (NASDAQ 100 Stock Index), 180.20%, 02/09/2026(c)	1,764,000	1,745,358
UBS Group AG (NASDAQ 100 Stock Index), 210.16%, 02/11/2026(c)	1,516,000	1,489,884
UBS Group AG (NASDAQ 100 Stock Index), 183.27%, 02/23/2026(c)	937,000	914,361
UBS Group AG (NASDAQ 100 Stock Index), 177.60%, 03/02/2026(c)	1,730,000	1,725,326
		5,874,929
Investment Banking & Brokerage-0.26%
Goldman Sachs Group, Inc. (The) (NASDAQ 100 Stock Index), 173.90%, 03/03/2026(c)	1,387,000	1,384,496
Total Equity Linked Notes (Cost $25,631,000)		25,277,372
	Shares
Money Market Funds-18.17%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.60%(d)(e) (Cost $98,488,490)	98,488,490	98,488,490
TOTAL INVESTMENTS IN SECURITIES-99.42% (Cost $482,388,869)		538,879,835
OTHER ASSETS LESS LIABILITIES-0.58%		3,130,484
NET ASSETS-100.00%		$542,010,319
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Income Advantage ETF (QQA)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $25,277,372, which represented 4.66% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$81,835,754	$38,404,541	$(21,751,805)	$-	$-	$98,488,490	$844,250
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	100,203	3,051,772	(3,151,975)	-	-	-	2,332 *
Invesco Private Prime Fund	405,221	6,134,589	(6,539,810)	-	-	-	6,157 *
Total	$82,341,178	$47,590,902	$(31,443,590)	$-	$-	$98,488,490	$852,739

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Downside Hedged ETF (PHDG)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-69.09%
Communication Services-7.61%
Alphabet, Inc., Class A	4,520	$1,527,760
Alphabet, Inc., Class C	3,613	1,223,109
AT&T, Inc.	5,508	144,365
Charter Communications, Inc., Class A(b)	68	14,016
Comcast Corp., Class A	2,824	84,014
Electronic Arts, Inc.	174	35,482
Fox Corp., Class A	162	11,790
Fox Corp., Class B	115	7,541
Live Nation Entertainment, Inc.(b)	123	17,890
Match Group, Inc.	183	5,700
Meta Platforms, Inc., Class A	1,692	1,212,318
Netflix, Inc.(b)	3,292	274,849
News Corp., Class A	291	7,866
News Corp., Class B	96	2,986
Omnicom Group, Inc.	248	19,106
Paramount Skydance Corp.	241	2,702
Take-Two Interactive Software, Inc.(b)	135	29,740
TKO Group Holdings, Inc.	52	10,534
T-Mobile US, Inc.	374	73,757
Trade Desk, Inc. (The), Class A(b)	342	10,373
Verizon Communications, Inc.	3,276	145,847
Walt Disney Co. (The)	1,387	156,454
Warner Bros. Discovery, Inc.(b)	1,925	53,014
		5,071,213
Consumer Discretionary-7.21%
Airbnb, Inc., Class A(b)	330	42,692
Amazon.com, Inc.(b)	7,558	1,808,629
Aptiv PLC(b)	168	12,726
AutoZone, Inc.(b)	13	48,156
Best Buy Co., Inc.	152	9,895
Booking Holdings, Inc.	25	125,046
Carnival Corp.(b)	844	25,337
Carvana Co.(b)	110	44,122
Chipotle Mexican Grill, Inc.(b)	1,027	39,920
D.R. Horton, Inc.	213	31,703
Darden Restaurants, Inc.	90	17,942
Deckers Outdoor Corp.(b)	113	13,485
Domino’s Pizza, Inc.	24	9,848
DoorDash, Inc., Class A(b)	290	59,340
eBay, Inc.	351	32,018
Expedia Group, Inc.	91	24,100
Ford Motor Co.	3,040	42,195
Garmin Ltd.	127	25,608
General Motors Co.	725	60,900
Genuine Parts Co.	108	15,011
Hasbro, Inc.	104	9,288
Hilton Worldwide Holdings, Inc.	181	54,030
Home Depot, Inc. (The)	773	289,558
Las Vegas Sands Corp.	236	12,444
Lennar Corp., Class A	168	18,371
Lowe’s Cos., Inc.	436	116,438
lululemon athletica, Inc.(b)	84	14,658
Marriott International, Inc., Class A	173	54,547
McDonald’s Corp.	553	174,195
MGM Resorts International(b)	159	5,333
NIKE, Inc., Class B	924	57,112
Norwegian Cruise Line Holdings Ltd.(b)	354	7,774
NVR, Inc.(b)	2	15,271
O’Reilly Automotive, Inc.(b)	656	64,557
Pool Corp.	25	6,352
PulteGroup, Inc.	151	18,889
	Shares	Value
Consumer Discretionary-(continued)
Ralph Lauren Corp.	30	$10,602
Ross Stores, Inc.	253	47,728
Royal Caribbean Cruises Ltd.	197	63,956
Starbucks Corp.	883	81,192
Tapestry, Inc.	159	20,179
Tesla, Inc.(b)	2,183	939,585
TJX Cos., Inc. (The)	865	129,586
Tractor Supply Co.	411	20,912
Ulta Beauty, Inc.(b)	35	22,658
Williams-Sonoma, Inc.	95	19,442
Wynn Resorts Ltd.	66	7,092
Yum! Brands, Inc.	216	33,588
		4,804,010
Consumer Staples-3.45%
Altria Group, Inc.	1,304	80,835
Archer-Daniels-Midland Co.	373	25,107
Brown-Forman Corp., Class B(c)	137	3,750
Bunge Global S.A.	105	11,957
Campbell’s Co. (The)	153	4,281
Church & Dwight Co., Inc.	187	17,999
Clorox Co. (The)	95	10,715
Coca-Cola Co. (The)	3,008	225,028
Colgate-Palmolive Co.	626	56,522
Conagra Brands, Inc.	372	6,886
Constellation Brands, Inc., Class A	110	17,237
Costco Wholesale Corp.	344	323,446
Dollar General Corp.	171	24,527
Dollar Tree, Inc.(b)	147	17,286
Estee Lauder Cos., Inc. (The), Class A	191	22,018
General Mills, Inc.	414	19,152
Hershey Co. (The)	115	22,396
Hormel Foods Corp.	226	5,562
J.M. Smucker Co. (The)	83	8,703
Kenvue, Inc.	1,488	25,891
Keurig Dr Pepper, Inc.	1,055	28,949
Kimberly-Clark Corp.	258	25,797
Kraft Heinz Co. (The)	662	15,716
Kroger Co. (The)	474	29,791
Lamb Weston Holdings, Inc.	108	4,960
McCormick & Co., Inc.	197	12,180
Molson Coors Beverage Co., Class B	132	6,341
Mondelez International, Inc., Class A	1,002	58,587
Monster Beverage Corp.(b)	554	44,741
PepsiCo, Inc.	1,062	163,155
Philip Morris International, Inc.	1,209	216,943
Procter & Gamble Co. (The)	1,815	275,463
Sysco Corp.	372	31,192
Target Corp.	353	37,231
Tyson Foods, Inc., Class A	220	14,373
Walmart, Inc.	3,407	405,910
		2,300,627
Energy-2.19%
APA Corp.	276	7,289
Baker Hughes Co., Class A	767	42,983
Chevron Corp.	1,470	260,043
ConocoPhillips	960	100,061
Coterra Energy, Inc.	592	17,079
Devon Energy Corp.	487	19,582
Diamondback Energy, Inc.	145	23,773
EOG Resources, Inc.	422	47,319
EQT Corp.	485	27,999
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Energy-(continued)
Expand Energy Corp.	185	$20,796
Exxon Mobil Corp.	3,276	463,226
Halliburton Co.	654	21,922
Kinder Morgan, Inc.	1,521	46,375
Marathon Petroleum Corp.	234	41,229
Occidental Petroleum Corp.	559	25,373
ONEOK, Inc.	489	38,724
Phillips 66	313	44,934
SLB Ltd.	1,161	56,169
Targa Resources Corp.	167	33,564
Texas Pacific Land Corp.	45	15,676
Valero Energy Corp.	237	42,999
Williams Cos., Inc. (The)	949	63,830
		1,460,945
Financials-8.92%
Aflac, Inc.	366	40,608
Allstate Corp. (The)	203	40,395
American Express Co.	417	146,855
American International Group, Inc.	419	31,375
Ameriprise Financial, Inc.	72	37,958
Aon PLC, Class A	167	58,390
Apollo Global Management, Inc.	361	48,569
Arch Capital Group Ltd.(b)	281	26,987
Ares Management Corp., Class A	160	23,947
Arthur J. Gallagher & Co.	200	49,874
Assurant, Inc.	39	9,287
Bank of America Corp.	5,219	277,651
Bank of New York Mellon Corp. (The)	542	64,997
Berkshire Hathaway, Inc., Class B(b)	1,425	684,755
BlackRock, Inc.	112	125,321
Blackstone, Inc., Class A	574	81,749
Block, Inc., Class A(b)	425	25,683
Brown & Brown, Inc.	228	16,439
Capital One Financial Corp.	494	108,151
Cboe Global Markets, Inc.	81	21,470
Charles Schwab Corp. (The)	1,298	134,888
Chubb Ltd.	284	87,915
Cincinnati Financial Corp.	121	19,468
Citigroup, Inc.	1,390	160,837
Citizens Financial Group, Inc.	334	21,035
CME Group, Inc., Class A	280	80,937
Coinbase Global, Inc., Class A(b)	177	34,469
Corpay, Inc.(b)	54	16,990
Erie Indemnity Co., Class A	20	5,660
Everest Group Ltd.	33	10,932
FactSet Research Systems, Inc.	29	7,376
Fidelity National Information Services, Inc.	402	22,211
Fifth Third Bancorp	698	35,054
Fiserv, Inc.(b)	418	26,639
Franklin Resources, Inc.	239	6,362
Global Payments, Inc.	184	13,200
Globe Life, Inc.	62	8,694
Goldman Sachs Group, Inc. (The)	233	217,951
Hartford Insurance Group, Inc. (The)	216	29,173
Huntington Bancshares, Inc.	1,590	27,793
Interactive Brokers Group, Inc., Class A	346	25,908
Intercontinental Exchange, Inc.	443	76,985
Invesco Ltd.(d)	346	9,442
Jack Henry & Associates, Inc.	56	10,036
JPMorgan Chase & Co.	2,115	646,957
KeyCorp	722	15,537
KKR & Co., Inc., Class A	533	60,901
	Shares	Value
Financials-(continued)
Loews Corp.	132	$13,935
M&T Bank Corp.	119	26,367
Marsh & McLennan Cos., Inc.	381	71,700
Mastercard, Inc., Class A	637	343,209
MetLife, Inc.	430	33,918
Moody’s Corp.	119	61,352
Morgan Stanley	938	171,466
MSCI, Inc.	58	35,335
Nasdaq, Inc.	350	33,912
Northern Trust Corp.	147	21,966
PayPal Holdings, Inc.	727	38,306
PNC Financial Services Group, Inc. (The)	305	68,106
Principal Financial Group, Inc.	155	14,682
Progressive Corp. (The)	456	94,848
Prudential Financial, Inc.	272	30,222
Raymond James Financial, Inc.	137	22,723
Regions Financial Corp.	681	19,409
Robinhood Markets, Inc., Class A(b)	611	60,782
S&P Global, Inc.	241	127,197
State Street Corp.	217	28,397
Synchrony Financial	280	20,336
T. Rowe Price Group, Inc.	170	17,966
Travelers Cos., Inc. (The)	173	49,220
Truist Financial Corp.	994	51,111
U.S. Bancorp	1,208	67,781
Visa, Inc., Class A	1,311	421,919
W.R. Berkley Corp.	233	15,979
Wells Fargo & Co.	2,439	220,705
Willis Towers Watson PLC	74	23,493
		5,940,153
Health Care-6.52%
Abbott Laboratories	1,351	147,664
AbbVie, Inc.	1,373	306,193
Agilent Technologies, Inc.	220	29,447
Align Technology, Inc.(b)	52	8,478
Amgen, Inc.	418	142,906
Baxter International, Inc.	399	8,008
Becton, Dickinson and Co.	223	45,376
Biogen, Inc.(b)	114	20,507
Bio-Techne Corp.	121	7,755
Boston Scientific Corp.(b)	1,152	107,747
Bristol-Myers Squibb Co.	1,582	87,089
Cardinal Health, Inc.	185	39,753
Cencora, Inc.	151	54,242
Centene Corp.(b)	363	15,725
Charles River Laboratories International, Inc.(b)	38	7,998
Cigna Group (The)	208	57,015
Cooper Cos., Inc. (The)(b)	154	12,533
CVS Health Corp.	986	73,477
Danaher Corp.	488	106,818
DaVita, Inc.(b)	27	2,952
Dexcom, Inc.(b)	303	22,131
Edwards Lifesciences Corp.(b)	451	36,693
Elevance Health, Inc.	173	59,813
Eli Lilly and Co.	617	639,922
GE HealthCare Technologies, Inc.	354	27,955
Gilead Sciences, Inc.	964	136,840
HCA Healthcare, Inc.	124	60,545
Henry Schein, Inc.(b)	78	5,887
Hologic, Inc.(b)	173	12,963
Humana, Inc.	93	18,154
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
IDEXX Laboratories, Inc.(b)	62	$41,568
Incyte Corp.(b)	128	12,809
Insulet Corp.(b)	55	14,070
Intuitive Surgical, Inc.(b)	275	138,660
IQVIA Holdings, Inc.(b)	132	30,380
Johnson & Johnson	1,872	425,412
Labcorp Holdings, Inc.	64	17,377
McKesson Corp.	96	79,796
Medtronic PLC	996	102,548
Merck & Co., Inc.	1,928	212,601
Mettler-Toledo International, Inc.(b)	16	21,972
Moderna, Inc.(b)	270	11,899
Molina Healthcare, Inc.(b)	40	7,184
Pfizer, Inc.	4,417	116,785
Quest Diagnostics, Inc.	86	16,085
Regeneron Pharmaceuticals, Inc.	78	57,833
ResMed, Inc.	113	29,189
Revvity, Inc.	88	9,574
Solventum Corp.(b)	115	8,852
STERIS PLC	76	19,958
Stryker Corp.	267	98,672
Thermo Fisher Scientific, Inc.	292	168,954
UnitedHealth Group, Inc.	704	201,999
Universal Health Services, Inc., Class B	43	8,654
Vertex Pharmaceuticals, Inc.(b)	197	92,570
Viatris, Inc.	895	11,716
Waters Corp.(b)	46	17,053
West Pharmaceutical Services, Inc.	56	12,943
Zimmer Biomet Holdings, Inc.	154	13,409
Zoetis, Inc.	342	42,688
		4,345,796
Industrials-5.93%
3M Co.	413	63,255
A.O. Smith Corp.	88	6,467
Allegion PLC	67	11,081
AMETEK, Inc.	179	40,092
Automatic Data Processing, Inc.	314	77,501
Axon Enterprise, Inc.(b)	61	29,498
Boeing Co. (The)(b)	608	142,102
Broadridge Financial Solutions, Inc.	91	17,937
Builders FirstSource, Inc.(b)	86	9,838
C.H. Robinson Worldwide, Inc.	92	17,935
Carrier Global Corp.	615	36,642
Caterpillar, Inc.	364	239,279
Cintas Corp.	265	50,718
Comfort Systems USA, Inc.	27	30,837
Copart, Inc.(b)	692	28,081
CSX Corp.	1,447	54,639
Cummins, Inc.	107	61,934
Dayforce, Inc.(b)	124	8,589
Deere & Co.	195	102,960
Delta Air Lines, Inc.	504	33,209
Dover Corp.	107	21,559
Eaton Corp. PLC	302	106,129
EMCOR Group, Inc.	35	25,226
Emerson Electric Co.	436	64,075
Equifax, Inc.	95	19,133
Expeditors International of Washington, Inc.	104	16,696
Fastenal Co.	892	38,677
FedEx Corp.	169	54,460
Fortive Corp.	247	13,044
GE Vernova, Inc.	211	153,264
	Shares	Value
Industrials-(continued)
Generac Holdings, Inc.(b)	46	$7,730
General Dynamics Corp.	197	69,165
General Electric Co.	819	251,261
Honeywell International, Inc.	493	112,167
Howmet Aerospace, Inc.	312	64,921
Hubbell, Inc.	41	20,006
Huntington Ingalls Industries, Inc.	30	12,615
IDEX Corp.	58	11,516
Illinois Tool Works, Inc.	205	53,558
Ingersoll Rand, Inc.	279	24,019
J.B. Hunt Transport Services, Inc.	58	11,758
Jacobs Solutions, Inc.	93	12,579
Johnson Controls International PLC	475	56,649
L3Harris Technologies, Inc.	145	49,713
Leidos Holdings, Inc.	99	18,640
Lennox International, Inc.	25	12,377
Lockheed Martin Corp.	158	100,207
Masco Corp.	161	10,640
Nordson Corp.	41	11,256
Norfolk Southern Corp.	174	50,676
Northrop Grumman Corp.	104	71,995
Old Dominion Freight Line, Inc.	143	24,768
Otis Worldwide Corp.	303	25,882
PACCAR, Inc.	408	50,147
Parker-Hannifin Corp.	98	91,712
Paychex, Inc.	252	25,989
Paycom Software, Inc.	38	5,121
Pentair PLC	127	13,382
Quanta Services, Inc.	116	55,057
Republic Services, Inc.	156	33,554
Rockwell Automation, Inc.	87	36,684
Rollins, Inc.	228	14,442
RTX Corp.	1,042	209,369
Snap-on, Inc.	40	14,644
Southwest Airlines Co.	402	19,103
Stanley Black & Decker, Inc.	120	9,439
Textron, Inc.	137	12,064
Trane Technologies PLC	172	72,340
TransDigm Group, Inc.	44	62,812
Uber Technologies, Inc.(b)	1,614	129,201
Union Pacific Corp.	461	108,381
United Airlines Holdings, Inc.(b)	252	25,785
United Parcel Service, Inc., Class B	574	60,970
United Rentals, Inc.	49	38,321
Veralto Corp.	193	19,103
Verisk Analytics, Inc.	108	23,486
W.W. Grainger, Inc.	34	36,718
Wabtec Corp.	133	30,609
Waste Management, Inc.	288	64,005
Xylem, Inc.	189	26,057
		3,947,450
Information Technology-23.06%
Accenture PLC, Class A	482	127,075
Adobe, Inc.(b)	325	95,306
Advanced Micro Devices, Inc.(b)	1,265	299,463
Akamai Technologies, Inc.(b)	112	10,881
Amphenol Corp., Class A	951	137,020
Analog Devices, Inc.	382	118,756
Apple, Inc.	11,480	2,978,830
Applied Materials, Inc.	619	199,516
AppLovin Corp., Class A(b)	210	99,353
Arista Networks, Inc.(b)	802	113,676
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Information Technology-(continued)
Autodesk, Inc.(b)	165	$41,724
Broadcom, Inc.	3,669	1,215,540
Cadence Design Systems, Inc.(b)	211	62,532
CDW Corp.	101	12,765
Cisco Systems, Inc.	3,061	239,738
Cognizant Technology Solutions Corp., Class A	375	30,773
Corning, Inc.	606	62,570
CrowdStrike Holdings, Inc., Class A(b)	195	86,074
Datadog, Inc., Class A(b)	253	32,718
Dell Technologies, Inc., Class C	234	26,779
EPAM Systems, Inc.(b)	43	8,970
F5, Inc.(b)	45	12,402
Fair Isaac Corp.(b)	18	26,337
First Solar, Inc.(b)	83	18,718
Fortinet, Inc.(b)	491	39,899
Gartner, Inc.(b)	56	11,738
Gen Digital, Inc.	436	10,460
GoDaddy, Inc., Class A(b)	105	10,555
Hewlett Packard Enterprise Co.	1,025	22,058
HP, Inc.	726	14,113
Intel Corp.(b)	3,483	161,855
International Business Machines Corp.	726	222,664
Intuit, Inc.	217	108,266
Jabil, Inc.	83	19,687
Keysight Technologies, Inc.(b)	134	28,988
KLA Corp.	102	145,650
Lam Research Corp.	976	227,857
Microchip Technology, Inc.	420	31,886
Micron Technology, Inc.	872	361,775
Microsoft Corp.	5,774	2,484,494
Monolithic Power Systems, Inc.	37	41,594
Motorola Solutions, Inc.	129	51,928
NetApp, Inc.	155	14,934
NVIDIA Corp.	18,878	3,608,152
NXP Semiconductors N.V. (Netherlands)	196	44,323
ON Semiconductor Corp.(b)	313	18,746
Oracle Corp.	1,307	215,106
Palantir Technologies, Inc., Class A(b)	1,775	260,197
Palo Alto Networks, Inc.(b)	531	93,971
PTC, Inc.(b)	93	14,520
Qnity Electronics, Inc.	163	15,677
QUALCOMM, Inc.	832	126,123
Roper Technologies, Inc.	84	31,183
Salesforce, Inc.	740	157,095
Sandisk Corp.(b)	108	62,235
Seagate Technology Holdings PLC	169	68,900
ServiceNow, Inc.(b)	806	94,310
Skyworks Solutions, Inc.	116	6,468
Super Micro Computer, Inc.(b)(c)	390	11,353
Synopsys, Inc.(b)	144	66,977
TE Connectivity PLC (Switzerland)	229	51,017
Teledyne Technologies, Inc.(b)	36	22,331
Teradyne, Inc.	122	29,408
Texas Instruments, Inc.	706	152,178
Trimble, Inc.(b)	185	12,506
Tyler Technologies, Inc.(b)	33	12,190
VeriSign, Inc.	65	15,875
Western Digital Corp.	266	66,561
Workday, Inc., Class A(b)	169	29,681
Zebra Technologies Corp., Class A(b)	39	9,164
		15,364,164
	Shares	Value
Materials-1.36%
Air Products and Chemicals, Inc.	173	$47,142
Albemarle Corp.	91	15,527
Amcor PLC(c)	359	15,886
Avery Dennison Corp.	60	11,131
Ball Corp.	208	11,829
CF Industries Holdings, Inc.	121	11,281
Corteva, Inc.	525	38,220
CRH PLC	521	63,776
Dow, Inc.	552	15,207
DuPont de Nemours, Inc.	325	14,274
Ecolab, Inc.	198	55,834
Freeport-McMoRan, Inc.	1,116	67,217
International Flavors & Fragrances, Inc.	199	13,892
International Paper Co.	410	16,531
Linde PLC	363	165,880
LyondellBasell Industries N.V., Class A	200	9,800
Martin Marietta Materials, Inc.	47	30,642
Mosaic Co. (The)	247	6,792
Newmont Corp.	848	95,273
Nucor Corp.	178	31,634
Packaging Corp. of America	69	15,356
PPG Industries, Inc.	174	20,120
Sherwin-Williams Co. (The)	179	63,480
Smurfit WestRock PLC	406	16,902
Steel Dynamics, Inc.	107	19,214
Vulcan Materials Co.	103	30,956
		903,796
Real Estate-1.28%
Alexandria Real Estate Equities, Inc.	121	6,611
American Tower Corp.	364	65,258
AvalonBay Communities, Inc.	110	19,544
BXP, Inc.	114	7,372
Camden Property Trust	83	9,051
CBRE Group, Inc., Class A(b)	228	38,835
CoStar Group, Inc.(b)	329	20,234
Crown Castle, Inc.	338	29,342
Digital Realty Trust, Inc.	251	41,654
Equinix, Inc.	76	62,391
Equity Residential	269	16,764
Essex Property Trust, Inc.	50	12,594
Extra Space Storage, Inc.	165	22,765
Federal Realty Investment Trust	61	6,171
Healthpeak Properties, Inc.	540	9,310
Host Hotels & Resorts, Inc.	497	9,209
Invitation Homes, Inc.	438	11,708
Iron Mountain, Inc.	230	21,190
Kimco Realty Corp.	526	11,088
Mid-America Apartment Communities, Inc.	91	12,221
Prologis, Inc.	722	94,264
Public Storage	123	33,971
Realty Income Corp.	715	43,729
Regency Centers Corp.	128	9,327
SBA Communications Corp., Class A	83	15,281
Simon Property Group, Inc.	254	48,593
UDR, Inc.	234	8,693
Ventas, Inc.	365	28,350
VICI Properties, Inc.	830	23,306
Welltower, Inc.	533	100,396
Weyerhaeuser Co.	560	14,437
		853,659
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Utilities-1.56%
AES Corp. (The)	553	$8,101
Alliant Energy Corp.	200	13,182
Ameren Corp.	210	21,689
American Electric Power Co., Inc.	416	49,826
American Water Works Co., Inc.	152	19,628
Atmos Energy Corp.	125	20,792
CenterPoint Energy, Inc.	507	20,123
CMS Energy Corp.	236	16,872
Consolidated Edison, Inc.	280	29,856
Constellation Energy Corp.	243	68,205
Dominion Energy, Inc.	663	39,893
DTE Energy Co.	161	21,635
Duke Energy Corp.	604	73,295
Edison International	299	18,622
Entergy Corp.	347	33,274
Evergy, Inc.	179	13,735
Eversource Energy	291	20,117
Exelon Corp.	785	35,152
FirstEnergy Corp.	404	19,125
NextEra Energy, Inc.	1,618	142,222
NiSource, Inc.	371	16,432
NRG Energy, Inc.	149	22,742
PG&E Corp.	1,708	26,337
Pinnacle West Capital Corp.	93	8,701
PPL Corp.	575	20,844
Public Service Enterprise Group, Inc.	388	31,956
Sempra	507	44,114
Southern Co. (The)	855	76,360
Vistra Corp.	247	39,112
WEC Energy Group, Inc.	253	28,000
Xcel Energy, Inc.	460	34,988
		1,034,930
Total Common Stocks & Other Equity Interests (Cost $45,858,095)		46,026,743
	Shares	Value
Money Market Funds-24.98%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.60%(d)(e) (Cost $16,644,881)	16,644,881	$16,644,881
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-94.07% (Cost $62,502,976)		62,671,624
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.05%
Invesco Private Government Fund, 3.65%(d)(e)(f)	8,392	8,392
Invesco Private Prime Fund, 3.80%(d)(e)(f)	23,158	23,165
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,557)		31,557
TOTAL INVESTMENTS IN SECURITIES-94.12% (Cost $62,534,533)		62,703,181
OTHER ASSETS LESS LIABILITIES-5.88%		3,917,378
NET ASSETS-100.00%		$66,620,559

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Invesco Ltd.	$9,622	$20,517	$(21,976)	$(1,701)	$2,980	$9,442	$85
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	16,335,707	112,319,251	(112,010,077)	-	-	16,644,881	172,405
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Downside Hedged ETF (PHDG)—(continued)
January 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$44,090	$231,043	$(266,741)	$-	$-	$8,392	$312 *
Invesco Private Prime Fund	114,713	543,326	(634,874)	12	(12)	23,165	848 *
Total	$16,504,132	$113,114,137	$(112,933,668)	$(1,689)	$2,968	$16,685,880	$173,650

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CBOE Volatility Index	298	February-2026	$5,675,350	$248,176	$248,176
CBOE Volatility Index	217	March-2026	4,317,888	98,117	98,117
E-Mini S&P 500 Index	30	March-2026	10,448,625	28,616	28,616
Total Futures Contracts				$374,909	$374,909

(a)	Futures contracts collateralized by $3,902,621 cash held with Bank of America, N.A., the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-78.26%
Advertising-0.27%
Omnicom Group, Inc.	11,493	$885,421
Trade Desk, Inc. (The), Class A(b)	22,697	688,400
		1,573,821
Aerospace & Defense-2.07%
Axon Enterprise, Inc.(b)	1,561	754,868
Boeing Co. (The)(b)	4,482	1,047,533
General Dynamics Corp.	2,603	913,887
General Electric Co.	3,143	964,241
Howmet Aerospace, Inc.	4,632	963,827
Huntington Ingalls Industries, Inc.	2,760	1,160,608
L3Harris Technologies, Inc.	3,120	1,069,692
Lockheed Martin Corp.	1,900	1,205,018
Northrop Grumman Corp.	1,610	1,114,539
RTX Corp.	5,092	1,023,135
Textron, Inc.	10,464	921,460
TransDigm Group, Inc.	689	983,575
		12,122,383
Agricultural & Farm Machinery-0.17%
Deere & Co.	1,897	1,001,616
Agricultural Products & Services-0.37%
Archer-Daniels-Midland Co.	15,284	1,028,766
Bunge Global S.A.	9,731	1,108,166
		2,136,932
Air Freight & Logistics-0.68%
C.H. Robinson Worldwide, Inc.	5,623	1,096,204
Expeditors International of Washington, Inc.	5,876	943,333
FedEx Corp.	3,136	1,010,576
United Parcel Service, Inc., Class B	8,931	948,651
		3,998,764
Apparel Retail-0.30%
Ross Stores, Inc.	4,894	923,253
TJX Cos., Inc. (The)	5,711	855,565
		1,778,818
Apparel, Accessories & Luxury Goods-0.46%
lululemon athletica, Inc.(b)	4,740	827,130
Ralph Lauren Corp.	2,484	877,870
Tapestry, Inc.	7,556	958,932
		2,663,932
Application Software-1.76%
Adobe, Inc.(b)	2,597	761,570
AppLovin Corp., Class A(b)	1,270	600,850
Autodesk, Inc.(b)	2,969	750,771
Cadence Design Systems, Inc.(b)	2,633	780,316
Datadog, Inc., Class A(b)	5,881	760,531
Fair Isaac Corp.(b)	513	750,606
Intuit, Inc.	1,341	669,052
Palantir Technologies, Inc., Class A(b)	4,733	693,810
PTC, Inc.(b)	5,067	791,111
Roper Technologies, Inc.	2,017	748,771
Salesforce, Inc.	3,370	715,417
Synopsys, Inc.(b)	1,871	870,230
Tyler Technologies, Inc.(b)	1,947	719,222
Workday, Inc., Class A(b)	3,992	701,115
		10,313,372
Asset Management & Custody Banks-1.67%
Ameriprise Financial, Inc.	1,798	947,888
Ares Management Corp., Class A	4,999	748,200
	Shares	Value
Asset Management & Custody Banks-(continued)
Bank of New York Mellon Corp. (The)	7,518	$901,558
BlackRock, Inc.	816	913,055
Blackstone, Inc., Class A	5,680	808,946
Franklin Resources, Inc.	38,180	1,016,352
Invesco Ltd.(c)	33,052	901,989
KKR & Co., Inc., Class A	6,281	717,667
Northern Trust Corp.	6,462	965,617
State Street Corp.	6,908	903,981
T. Rowe Price Group, Inc.	8,599	908,742
		9,733,995
Automobile Manufacturers-0.46%
Ford Motor Co.	66,372	921,244
General Motors Co.	11,022	925,848
Tesla, Inc.(b)	1,964	845,325
		2,692,417
Automotive Parts & Equipment-0.15%
Aptiv PLC(b)	11,326	857,945
Automotive Retail-0.45%
AutoZone, Inc.(b)	254	940,890
Carvana Co.(b)	1,901	762,510
O’Reilly Automotive, Inc.(b)	9,513	936,174
		2,639,574
Biotechnology-1.36%
AbbVie, Inc.	3,952	881,336
Amgen, Inc.	2,822	964,785
Biogen, Inc.(b)	5,018	902,688
Gilead Sciences, Inc.	7,335	1,041,203
Incyte Corp.(b)	9,356	936,255
Moderna, Inc.(b)(d)	30,657	1,351,054
Regeneron Pharmaceuticals, Inc.	1,233	914,208
Vertex Pharmaceuticals, Inc.(b)	2,007	943,089
		7,934,618
Brewers-0.16%
Molson Coors Beverage Co., Class B	18,996	912,568
Broadcasting-0.27%
Fox Corp., Class A	7,609	553,783
Fox Corp., Class B	5,425	355,717
Paramount Skydance Corp.(d)	60,460	677,757
		1,587,257
Broadline Retail-0.32%
Amazon.com, Inc.(b)	3,833	917,237
eBay, Inc.	10,766	982,074
		1,899,311
Building Products-1.28%
A.O. Smith Corp.	13,109	963,380
Allegion PLC	5,560	919,568
Builders FirstSource, Inc.(b)	8,119	928,814
Carrier Global Corp.	16,672	993,318
Johnson Controls International PLC	7,687	916,752
Lennox International, Inc.	1,754	868,370
Masco Corp.	14,035	927,573
Trane Technologies PLC	2,232	938,735
		7,456,510
Cable & Satellite-0.32%
Charter Communications, Inc., Class A(b)(d)	4,170	859,520
Comcast Corp., Class A	34,058	1,013,226
		1,872,746
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Cargo Ground Transportation-0.32%
J.B. Hunt Transport Services, Inc.	4,494	$911,024
Old Dominion Freight Line, Inc.	5,656	979,619
		1,890,643
Casinos & Gaming-0.39%
Las Vegas Sands Corp.	13,386	705,844
MGM Resorts International(b)	23,921	802,310
Wynn Resorts Ltd.	7,196	773,210
		2,281,364
Commodity Chemicals-0.34%
Dow, Inc.	36,193	997,117
LyondellBasell Industries N.V., Class A	19,683	964,467
		1,961,584
Communications Equipment-0.64%
Arista Networks, Inc.(b)	6,728	953,627
Cisco Systems, Inc.	11,091	868,647
F5, Inc.(b)	3,443	948,925
Motorola Solutions, Inc.	2,404	967,706
		3,738,905
Computer & Electronics Retail-0.13%
Best Buy Co., Inc.	12,010	781,851
Construction & Engineering-0.50%
Comfort Systems USA, Inc.	877	1,001,621
EMCOR Group, Inc.	1,427	1,028,482
Quanta Services, Inc.	1,922	912,239
		2,942,342
Construction Machinery & Heavy Transportation Equipment-0.66%
Caterpillar, Inc.	1,451	953,829
Cummins, Inc.	1,696	981,679
PACCAR, Inc.	7,847	964,475
Wabtec Corp.	4,129	950,248
		3,850,231
Construction Materials-0.46%
CRH PLC	7,115	870,947
Martin Marietta Materials, Inc.	1,434	934,896
Vulcan Materials Co.	3,000	901,620
		2,707,463
Consumer Electronics-0.15%
Garmin Ltd.	4,238	854,550
Consumer Finance-0.41%
American Express Co.	2,376	836,756
Capital One Financial Corp.	3,745	819,893
Synchrony Financial	10,527	764,576
		2,421,225
Consumer Staples Merchandise Retail-0.81%
Costco Wholesale Corp.	1,011	950,593
Dollar General Corp.	7,076	1,014,911
Dollar Tree, Inc.(b)	7,162	842,179
Target Corp.	9,406	992,051
Walmart, Inc.	7,866	937,155
		4,736,889
Copper-0.20%
Freeport-McMoRan, Inc.	19,162	1,154,127
Data Center REITs-0.33%
Digital Realty Trust, Inc.	5,585	926,831
Equinix, Inc.	1,205	989,220
		1,916,051
	Shares	Value
Data Processing & Outsourced Services-0.13%
Broadridge Financial Solutions, Inc.	3,924	$773,460
Distillers & Vintners-0.30%
Brown-Forman Corp., Class B(d)	29,299	801,914
Constellation Brands, Inc., Class A	5,995	939,416
		1,741,330
Distributors-0.32%
Genuine Parts Co.	6,780	942,352
Pool Corp.	3,705	941,404
		1,883,756
Diversified Banks-1.25%
Bank of America Corp.	16,456	875,459
Citigroup, Inc.	8,018	927,763
Fifth Third Bancorp	18,715	939,867
JPMorgan Chase & Co.	2,866	876,681
KeyCorp	43,374	933,408
PNC Financial Services Group, Inc. (The)	4,302	960,637
U.S. Bancorp	16,614	932,212
Wells Fargo & Co.	9,811	887,797
		7,333,824
Diversified Financial Services-0.14%
Apollo Global Management, Inc.	5,974	803,742
Diversified Support Services-0.32%
Cintas Corp.	4,803	919,246
Copart, Inc.(b)	22,713	921,694
		1,840,940
Electric Utilities-2.66%
Alliant Energy Corp.	13,732	905,076
American Electric Power Co., Inc.	7,792	933,287
Constellation Energy Corp.	2,457	689,631
Duke Energy Corp.	7,813	948,108
Edison International	15,476	963,845
Entergy Corp.	9,541	914,887
Evergy, Inc.	12,102	928,586
Eversource Energy	13,160	909,751
Exelon Corp.	20,561	920,722
FirstEnergy Corp.	20,051	949,214
NextEra Energy, Inc.	10,947	962,241
NRG Energy, Inc.	5,290	807,413
PG&E Corp.	59,021	910,104
Pinnacle West Capital Corp.	10,288	962,545
PPL Corp.	26,757	969,941
Southern Co. (The)	10,580	944,900
Xcel Energy, Inc.	11,923	906,863
		15,527,114
Electrical Components & Equipment-0.96%
AMETEK, Inc.	4,442	994,919
Eaton Corp. PLC	2,512	882,767
Emerson Electric Co.	6,503	955,681
Generac Holdings, Inc.(b)	5,336	896,662
Hubbell, Inc.	1,993	972,464
Rockwell Automation, Inc.	2,177	917,932
		5,620,425
Electronic Components-0.33%
Amphenol Corp., Class A	6,416	924,417
Corning, Inc.	9,444	975,093
		1,899,510
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Electronic Equipment & Instruments-0.59%
Keysight Technologies, Inc.(b)	4,179	$904,043
Teledyne Technologies, Inc.(b)	1,721	1,067,536
Trimble, Inc.(b)	10,788	729,269
Zebra Technologies Corp., Class A(b)	3,273	769,090
		3,469,938
Electronic Manufacturing Services-0.30%
Jabil, Inc.	3,877	919,586
TE Connectivity PLC (Switzerland)	3,639	810,696
		1,730,282
Environmental & Facilities Services-0.64%
Republic Services, Inc.	4,291	922,951
Rollins, Inc.	15,142	959,094
Veralto Corp.	9,099	900,619
Waste Management, Inc.	4,261	946,965
		3,729,629
Fertilizers & Agricultural Chemicals-0.53%
CF Industries Holdings, Inc.	11,693	1,090,138
Corteva, Inc.	13,676	995,613
Mosaic Co. (The)	37,472	1,030,480
		3,116,231
Financial Exchanges & Data-1.40%
Cboe Global Markets, Inc.	3,573	947,059
CME Group, Inc., Class A	3,345	966,906
Coinbase Global, Inc., Class A(b)	3,232	629,400
FactSet Research Systems, Inc.	3,081	783,683
Intercontinental Exchange, Inc.	5,555	965,348
Moody’s Corp.	1,856	956,879
MSCI, Inc.	1,657	1,009,478
Nasdaq, Inc.	9,679	937,798
S&P Global, Inc.	1,817	958,995
		8,155,546
Food Distributors-0.17%
Sysco Corp.	12,092	1,013,914
Food Retail-0.16%
Kroger Co. (The)	14,528	913,085
Footwear-0.32%
Deckers Outdoor Corp.(b)	8,837	1,054,608
NIKE, Inc., Class B	13,529	836,227
		1,890,835
Gas Utilities-0.15%
Atmos Energy Corp.	5,330	886,592
Gold-0.18%
Newmont Corp.	9,426	1,059,011
Health Care Distributors-0.63%
Cardinal Health, Inc.	4,492	965,241
Cencora, Inc.	2,613	938,642
Henry Schein, Inc.(b)	11,723	884,852
McKesson Corp.	1,097	911,837
		3,700,572
Health Care Equipment-2.40%
Abbott Laboratories	7,268	794,392
Baxter International, Inc.	48,740	978,212
Becton, Dickinson and Co.	4,488	913,218
Boston Scientific Corp.(b)	9,600	897,888
Dexcom, Inc.(b)	13,172	962,083
Edwards Lifesciences Corp.(b)	10,600	862,416
GE HealthCare Technologies, Inc.	10,536	832,028
	Shares	Value
Health Care Equipment-(continued)
Hologic, Inc.(b)	11,890	$890,918
IDEXX Laboratories, Inc.(b)	1,272	852,825
Insulet Corp.(b)	3,014	771,011
Intuitive Surgical, Inc.(b)	1,609	811,290
Medtronic PLC	8,832	909,343
ResMed, Inc.	3,542	914,934
STERIS PLC	3,434	901,768
Stryker Corp.	2,509	927,226
Zimmer Biomet Holdings, Inc.	9,563	832,651
		14,052,203
Health Care Facilities-0.30%
HCA Healthcare, Inc.	1,897	926,248
Universal Health Services, Inc., Class B	3,990	803,028
		1,729,276
Health Care REITs-0.64%
Alexandria Real Estate Equities, Inc.	19,154	1,046,574
Healthpeak Properties, Inc.	53,515	922,599
Ventas, Inc.	11,452	889,477
Welltower, Inc.	4,662	878,134
		3,736,784
Health Care Services-0.76%
Cigna Group (The)	3,389	928,959
CVS Health Corp.	11,271	839,915
DaVita, Inc.(b)	7,501	820,159
Labcorp Holdings, Inc.	3,396	922,082
Quest Diagnostics, Inc.(d)	4,952	926,173
		4,437,288
Health Care Supplies-0.45%
Align Technology, Inc.(b)	5,412	882,318
Cooper Cos., Inc. (The)(b)	11,029	897,540
Solventum Corp.(b)	10,870	836,664
		2,616,522
Heavy Electrical Equipment-0.15%
GE Vernova, Inc.	1,238	899,246
Home Improvement Retail-0.33%
Home Depot, Inc. (The)	2,527	946,589
Lowe’s Cos., Inc.	3,611	964,354
		1,910,943
Homebuilding-0.60%
D.R. Horton, Inc.	5,727	852,407
Lennar Corp., Class A	7,409	810,174
NVR, Inc.(b)	125	954,466
PulteGroup, Inc.	6,958	870,376
		3,487,423
Homefurnishing Retail-0.17%
Williams-Sonoma, Inc.	4,752	972,497
Hotel & Resort REITs-0.16%
Host Hotels & Resorts, Inc.	49,915	924,925
Hotels, Resorts & Cruise Lines-1.32%
Airbnb, Inc., Class A(b)	6,975	902,356
Booking Holdings, Inc.	170	850,313
Carnival Corp.(b)	33,864	1,016,597
Expedia Group, Inc.	3,243	858,876
Hilton Worldwide Holdings, Inc.	3,274	977,322
Marriott International, Inc., Class A	3,097	976,484
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Hotels, Resorts & Cruise Lines-(continued)
Norwegian Cruise Line Holdings Ltd.(b)	46,258	$1,015,825
Royal Caribbean Cruises Ltd.	3,415	1,108,680
		7,706,453
Household Products-0.83%
Church & Dwight Co., Inc.	10,686	1,028,527
Clorox Co. (The)	8,678	978,792
Colgate-Palmolive Co.	11,448	1,033,640
Kimberly-Clark Corp.(d)	8,631	863,014
Procter & Gamble Co. (The)	6,368	966,471
		4,870,444
Human Resource & Employment Services-0.56%
Automatic Data Processing, Inc.	3,428	846,099
Dayforce, Inc.(b)	12,866	891,228
Paychex, Inc.	7,886	813,283
Paycom Software, Inc.	5,435	732,366
		3,282,976
Independent Power Producers & Energy Traders-0.31%
AES Corp. (The)	64,496	944,866
Vistra Corp.	5,394	854,140
		1,799,006
Industrial Conglomerates-0.32%
3M Co.	5,379	823,847
Honeywell International, Inc.	4,640	1,055,693
		1,879,540
Industrial Gases-0.35%
Air Products and Chemicals, Inc.	3,760	1,024,600
Linde PLC	2,266	1,035,494
		2,060,094
Industrial Machinery & Supplies & Components-1.90%
Dover Corp.	4,545	915,772
Fortive Corp.	16,238	857,529
IDEX Corp.	5,045	1,001,685
Illinois Tool Works, Inc.	3,516	918,590
Ingersoll Rand, Inc.(d)	10,986	945,785
Nordson Corp.	3,766	1,033,880
Otis Worldwide Corp.	10,133	865,561
Parker-Hannifin Corp.	996	932,096
Pentair PLC	8,456	891,009
Snap-on, Inc.	2,561	937,607
Stanley Black & Decker, Inc.	11,727	922,446
Xylem, Inc.	6,425	885,815
		11,107,775
Industrial REITs-0.15%
Prologis, Inc.	6,859	895,511
Insurance Brokers-0.77%
Aon PLC, Class A	2,619	915,707
Arthur J. Gallagher & Co.	3,706	924,165
Brown & Brown, Inc.	11,481	827,780
Marsh & McLennan Cos., Inc.	4,916	925,142
Willis Towers Watson PLC	2,825	896,853
		4,489,647
Integrated Oil & Gas-0.52%
Chevron Corp.	5,874	1,039,181
Exxon Mobil Corp.	7,452	1,053,713
Occidental Petroleum Corp.	21,314	967,443
		3,060,337
	Shares	Value
Integrated Telecommunication Services-0.33%
AT&T, Inc.	36,489	$956,377
Verizon Communications, Inc.	22,298	992,707
		1,949,084
Interactive Home Entertainment-0.29%
Electronic Arts, Inc.	4,369	890,927
Take-Two Interactive Software, Inc.(b)	3,614	796,164
		1,687,091
Interactive Media & Services-0.47%
Alphabet, Inc., Class A	1,540	520,520
Alphabet, Inc., Class C	1,240	419,777
Match Group, Inc.	26,324	819,993
Meta Platforms, Inc., Class A	1,364	977,306
		2,737,596
Internet Services & Infrastructure-0.44%
Akamai Technologies, Inc.(b)	10,299	1,000,548
GoDaddy, Inc., Class A(b)	6,939	697,508
VeriSign, Inc.	3,680	898,767
		2,596,823
Investment Banking & Brokerage-0.91%
Charles Schwab Corp. (The)	9,283	964,690
Goldman Sachs Group, Inc. (The)	996	931,668
Interactive Brokers Group, Inc., Class A	13,349	999,573
Morgan Stanley	4,947	904,312
Raymond James Financial, Inc.	5,326	883,370
Robinhood Markets, Inc., Class A(b)	6,562	652,788
		5,336,401
IT Consulting & Other Services-0.73%
Accenture PLC, Class A	3,263	860,257
Cognizant Technology Solutions Corp., Class A	10,696	877,714
EPAM Systems, Inc.(b)	4,198	875,703
Gartner, Inc.(b)	3,861	809,304
International Business Machines Corp.	2,844	872,255
		4,295,233
Leisure Products-0.17%
Hasbro, Inc.	10,839	968,031
Life & Health Insurance-0.77%
Aflac, Inc.	8,300	920,885
Globe Life, Inc.	6,596	924,891
MetLife, Inc.	11,145	879,118
Principal Financial Group, Inc.	9,859	933,844
Prudential Financial, Inc.	7,751	861,214
		4,519,952
Life Sciences Tools & Services-1.50%
Agilent Technologies, Inc.	6,204	830,405
Bio-Techne Corp.	14,634	937,893
Charles River Laboratories International, Inc.(b)	4,563	960,420
Danaher Corp.	3,870	847,104
IQVIA Holdings, Inc.(b)	3,989	918,068
Mettler-Toledo International, Inc.(b)	627	861,022
Revvity, Inc.	8,603	936,007
Thermo Fisher Scientific, Inc.	1,547	895,110
Waters Corp.(b)	2,249	833,749
West Pharmaceutical Services, Inc.	3,338	771,479
		8,791,257
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Managed Health Care-0.74%
Centene Corp.(b)	23,012	$996,880
Elevance Health, Inc.	2,612	903,073
Humana, Inc.	3,461	675,587
Molina Healthcare, Inc.(b)	5,542	995,288
UnitedHealth Group, Inc.	2,704	775,858
		4,346,686
Metal, Glass & Plastic Containers-0.18%
Ball Corp.	18,630	1,059,488
Movies & Entertainment-0.75%
Live Nation Entertainment, Inc.(b)(d)	6,410	932,334
Netflix, Inc.(b)	9,599	801,421
TKO Group Holdings, Inc.	4,519	915,459
Walt Disney Co. (The)	8,175	922,140
Warner Bros. Discovery, Inc.(b)	30,137	829,973
		4,401,327
Multi-Family Residential REITs-0.94%
AvalonBay Communities, Inc.	5,050	897,233
Camden Property Trust	8,632	941,319
Equity Residential	14,669	914,172
Essex Property Trust, Inc.	3,495	880,286
Mid-America Apartment Communities, Inc.	6,749	906,391
UDR, Inc.	25,266	938,632
		5,478,033
Multi-Sector Holdings-0.15%
Berkshire Hathaway, Inc., Class B(b)	1,820	874,565
Multi-Utilities-1.60%
Ameren Corp.	9,096	939,435
CenterPoint Energy, Inc.	23,742	942,320
CMS Energy Corp.	12,719	909,281
Consolidated Edison, Inc.	9,334	995,284
Dominion Energy, Inc.	15,328	922,286
DTE Energy Co.	6,840	919,159
NiSource, Inc.	21,533	953,697
Public Service Enterprise Group, Inc.	11,308	931,327
Sempra	9,990	869,230
WEC Energy Group, Inc.	8,591	950,766
		9,332,785
Office REITs-0.14%
BXP, Inc.	12,648	817,946
Oil & Gas Equipment & Services-0.54%
Baker Hughes Co., Class A	18,525	1,038,141
Halliburton Co.	30,647	1,027,288
SLB Ltd.	22,287	1,078,245
		3,143,674
Oil & Gas Exploration & Production-1.43%
APA Corp.	33,817	893,107
ConocoPhillips	9,196	958,499
Coterra Energy, Inc.	32,937	950,232
Devon Energy Corp.	23,167	931,545
Diamondback Energy, Inc.	5,560	911,562
EOG Resources, Inc.	7,982	895,022
EQT Corp.	15,551	897,759
Expand Energy Corp.	7,634	858,138
Texas Pacific Land Corp.	2,991	1,041,945
		8,337,809
Oil & Gas Refining & Marketing-0.45%
Marathon Petroleum Corp.	4,656	820,341
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Phillips 66	6,190	$888,636
Valero Energy Corp.	5,059	917,854
		2,626,831
Oil & Gas Storage & Transportation-0.67%
Kinder Morgan, Inc.	33,471	1,020,531
ONEOK, Inc.	12,060	955,031
Targa Resources Corp.	4,854	975,557
Williams Cos., Inc. (The)	14,707	989,193
		3,940,312
Other Specialized REITs-0.32%
Iron Mountain, Inc.	10,404	958,520
VICI Properties, Inc.	32,059	900,217
		1,858,737
Other Specialty Retail-0.31%
Tractor Supply Co.	16,835	856,565
Ulta Beauty, Inc.(b)	1,484	960,682
		1,817,247
Packaged Foods & Meats-1.70%
Campbell’s Co. (The)	31,583	883,692
Conagra Brands, Inc.	51,030	944,565
General Mills, Inc.	19,469	900,636
Hershey Co. (The)	4,938	961,676
Hormel Foods Corp.	37,488	922,580
J.M. Smucker Co. (The)	8,926	935,980
Kraft Heinz Co. (The)	36,549	867,673
Lamb Weston Holdings, Inc.	15,086	692,900
McCormick & Co., Inc.	13,846	856,098
Mondelez International, Inc., Class A	16,518	965,808
Tyson Foods, Inc., Class A	15,431	1,008,107
		9,939,715
Paper & Plastic Packaging Products & Materials-0.82%
Amcor PLC(d)	21,705	960,446
Avery Dennison Corp.	5,030	933,115
International Paper Co.	22,751	917,321
Packaging Corp. of America	4,387	976,327
Smurfit WestRock PLC	23,941	996,664
		4,783,873
Passenger Airlines-0.47%
Delta Air Lines, Inc.	12,732	838,912
Southwest Airlines Co.	22,347	1,061,929
United Airlines Holdings, Inc.(b)	8,262	845,368
		2,746,209
Passenger Ground Transportation-0.14%
Uber Technologies, Inc.(b)	10,571	846,209
Personal Care Products-0.32%
Estee Lauder Cos., Inc. (The), Class A	8,294	956,132
Kenvue, Inc.	51,386	894,117
		1,850,249
Pharmaceuticals-1.15%
Bristol-Myers Squibb Co.	17,375	956,494
Eli Lilly and Co.	899	932,398
Johnson & Johnson	4,310	979,447
Merck & Co., Inc.	9,114	1,005,001
Pfizer, Inc.	34,520	912,709
Viatris, Inc.	76,726	1,004,343
Zoetis, Inc.	7,536	940,644
		6,731,036
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Property & Casualty Insurance-1.85%
Allstate Corp. (The)	4,431	$881,725
American International Group, Inc.	10,971	821,509
Arch Capital Group Ltd.(b)	9,705	932,068
Assurant, Inc.	3,988	949,662
Chubb Ltd.	3,002	929,299
Cincinnati Financial Corp.	5,471	880,229
Erie Indemnity Co., Class A	3,233	914,971
Hartford Insurance Group, Inc. (The)	6,828	922,190
Loews Corp.	8,672	915,503
Progressive Corp. (The)	3,991	830,128
Travelers Cos., Inc. (The)	3,197	909,579
W.R. Berkley Corp.	13,167	902,993
		10,789,856
Publishing-0.16%
News Corp., Class A	24,825	671,020
News Corp., Class B	8,189	254,678
		925,698
Rail Transportation-0.46%
CSX Corp.	24,002	906,315
Norfolk Southern Corp.	3,023	880,419
Union Pacific Corp.	3,778	888,208
		2,674,942
Real Estate Services-0.30%
CBRE Group, Inc., Class A(b)	5,678	967,134
CoStar Group, Inc.(b)	13,117	806,695
		1,773,829
Regional Banks-0.80%
Citizens Financial Group, Inc.	15,225	958,870
Huntington Bancshares, Inc.	50,681	885,904
M&T Bank Corp.	4,348	963,386
Regions Financial Corp.	32,507	926,450
Truist Financial Corp.	17,957	923,349
		4,657,959
Reinsurance-0.16%
Everest Group Ltd.	2,821	934,541
Research & Consulting Services-0.60%
Equifax, Inc.	4,136	832,990
Jacobs Solutions, Inc.	6,580	890,011
Leidos Holdings, Inc.	4,724	889,435
Verisk Analytics, Inc.	4,149	902,241
		3,514,677
Restaurants-1.12%
Chipotle Mexican Grill, Inc.(b)	26,220	1,019,171
Darden Restaurants, Inc.	4,962	989,175
Domino’s Pizza, Inc.	2,120	869,900
DoorDash, Inc., Class A(b)	4,035	825,642
McDonald’s Corp.	2,862	901,530
Starbucks Corp.	10,610	975,589
Yum! Brands, Inc.	6,187	962,078
		6,543,085
Retail REITs-0.81%
Federal Realty Investment Trust	9,135	924,096
Kimco Realty Corp.	44,367	935,256
Realty Income Corp.	15,704	960,457
Regency Centers Corp.	13,240	964,799
Simon Property Group, Inc.	4,899	937,228
		4,721,836
	Shares	Value
Self-Storage REITs-0.32%
Extra Space Storage, Inc.	6,854	$945,646
Public Storage	3,331	919,989
		1,865,635
Semiconductor Materials & Equipment-0.92%
Applied Materials, Inc.	3,231	1,041,416
KLA Corp.	721	1,029,545
Lam Research Corp.	5,287	1,234,303
Qnity Electronics, Inc.	10,326	993,154
Teradyne, Inc.	4,359	1,050,737
		5,349,155
Semiconductors-2.25%
Advanced Micro Devices, Inc.(b)	4,013	949,998
Analog Devices, Inc.	3,164	983,624
Broadcom, Inc.	2,148	711,632
First Solar, Inc.(b)	3,393	765,189
Intel Corp.(b)	21,823	1,014,115
Microchip Technology, Inc.	13,112	995,463
Micron Technology, Inc.	3,376	1,400,635
Monolithic Power Systems, Inc.	912	1,025,225
NVIDIA Corp.	4,847	926,407
NXP Semiconductors N.V. (Netherlands)	3,862	873,353
ON Semiconductor Corp.(b)	16,154	967,463
QUALCOMM, Inc.	4,885	740,517
Skyworks Solutions, Inc.(d)	12,938	721,423
Texas Instruments, Inc.	4,898	1,055,764
		13,130,808
Single-Family Residential REITs-0.15%
Invitation Homes, Inc.	33,614	898,502
Soft Drinks & Non-alcoholic Beverages-0.63%
Coca-Cola Co. (The)	12,673	948,067
Keurig Dr Pepper, Inc.	30,137	826,959
Monster Beverage Corp.(b)	12,048	972,997
PepsiCo, Inc.	5,951	914,252
		3,662,275
Specialty Chemicals-1.03%
Albemarle Corp.	6,689	1,141,344
DuPont de Nemours, Inc.	21,726	954,206
Ecolab, Inc.	3,451	973,147
International Flavors & Fragrances, Inc.	13,605	949,765
PPG Industries, Inc.	8,859	1,024,366
Sherwin-Williams Co. (The)	2,734	969,586
		6,012,414
Steel-0.32%
Nucor Corp.	5,419	963,064
Steel Dynamics, Inc.	5,203	934,303
		1,897,367
Systems Software-0.91%
CrowdStrike Holdings, Inc., Class A(b)	1,711	755,244
Fortinet, Inc.(b)	10,907	886,303
Gen Digital, Inc.	32,329	775,573
Microsoft Corp.	1,861	800,770
Oracle Corp.	3,987	656,180
Palo Alto Networks, Inc.(b)	4,620	817,601
ServiceNow, Inc.(b)	5,218	610,558
		5,302,229
Technology Distributors-0.13%
CDW Corp.	5,957	752,905
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Technology Hardware, Storage & Peripherals-1.56%
Apple, Inc.	3,193	$828,519
Dell Technologies, Inc., Class C	6,334	724,863
Hewlett Packard Enterprise Co.	35,232	758,193
HP, Inc.	34,920	678,845
NetApp, Inc.	7,460	718,771
Sandisk Corp.(b)	3,817	2,199,546
Seagate Technology Holdings PLC	2,980	1,214,916
Super Micro Computer, Inc.(b)(d)	25,506	742,480
Western Digital Corp.	4,891	1,223,875
		9,090,008
Telecom Tower REITs-0.45%
American Tower Corp.	4,933	884,388
Crown Castle, Inc.	9,815	852,040
SBA Communications Corp., Class A	4,703	865,870
		2,602,298
Timber REITs-0.17%
Weyerhaeuser Co.	38,644	996,242
Tobacco-0.34%
Altria Group, Inc.	15,170	940,388
Philip Morris International, Inc.	5,949	1,067,489
		2,007,877
Trading Companies & Distributors-0.47%
Fastenal Co.	21,750	943,080
United Rentals, Inc.	1,097	857,920
W.W. Grainger, Inc.	898	969,786
		2,770,786
Transaction & Payment Processing Services-1.29%
Block, Inc., Class A(b)	14,066	850,008
Corpay, Inc.(b)	2,853	897,639
Fidelity National Information Services, Inc.	13,362	738,251
Fiserv, Inc.(b)	13,368	851,943
Global Payments, Inc.	11,079	794,808
Jack Henry & Associates, Inc.	4,819	863,613
Mastercard, Inc., Class A	1,655	891,697
PayPal Holdings, Inc.	14,549	766,587
Visa, Inc., Class A	2,740	881,814
		7,536,360
Water Utilities-0.15%
American Water Works Co., Inc.	6,918	893,321
Wireless Telecommunication Services-0.15%
T-Mobile US, Inc.	4,553	897,897
Total Common Stocks & Other Equity Interests (Cost $415,609,653)		457,439,131
	Principal Amount
Equity Linked Notes-4.96%
Diversified Banks-3.67%
BNP Paribas S.A. (Invesco S&P 500 Equal Weight ETF), 143.00%, 02/11/2026(e)	$1,255,000	1,228,689
BNP Paribas S.A. (Invesco S&P 500 Equal Weight ETF), 142.45%, 03/04/2026(e)	1,096,000	1,115,354
Canadian Imperial Bank of Commerce (Invesco S&P 500 Equal Weight ETF), 03/02/2026(e)	1,262,000	1,262,000
Citigroup Global Markets Holdings, Inc. (Invesco S&P 500 Equal Weight ETF), 152.13%, 02/26/2026(e)	1,908,000	1,930,314
	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc. (Invesco S&P 500 Equal Weight ETF), 125.42%, 03/02/2026(e)	$1,761,000	$1,768,828
Morgan Stanley Finance LLC (Invesco S&P 500 Equal Weight ETF), 151.63%, 02/27/2026(e)	1,578,000	1,591,716
Royal Bank of Canada (Invesco S&P 500 Equal Weight ETF), 139.05%, 02/10/2026(e)	1,674,000	1,610,050
Royal Bank of Canada (Invesco S&P 500 Equal Weight ETF), 129.89%, 03/03/2026(e)	2,141,000	2,145,993
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF), 141.50%, 02/12/2026(e)	1,759,000	1,728,628
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF), 143.01%, 02/13/2026(e)	1,664,000	1,636,775
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF), 130.60%, 02/17/2026(e)	1,444,000	1,427,918
Societe Generale S.A. (Invesco S&P 500 Equal Weight ETF), 148.70%, 02/23/2026(e)	1,072,000	1,078,630
Toronto-Dominion Bank (The) (Invesco S&P 500 Equal Weight ETF), 123.80%, 02/06/2026(e)	1,522,000	1,450,440
Toronto-Dominion Bank (The) (Invesco S&P 500 Equal Weight ETF), 146.85%, 02/19/2026(e)	1,503,000	1,500,191
		21,475,526
Diversified Capital Markets-0.36%
UBS Group AG (Invesco S&P 500 Equal Weight ETF), 156.88%, 02/20/2026(e)	1,234,000	1,233,354
UBS Group AG (Invesco S&P 500 Equal Weight ETF), 151.61%, 02/24/2026(e)	828,000	849,376
		2,082,730
Investment Banking & Brokerage-0.93%
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF), 123.72%, 02/09/2026(e)	1,253,000	1,232,911
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF), 155.15%, 02/18/2026(e)	1,806,000	1,814,723
Goldman Sachs Group, Inc. (The) (Invesco S&P 500 Equal Weight ETF), 143.60%, 02/25/2026(e)	1,459,000	1,472,997
Morgan Stanley (Invesco S&P 500 Equal Weight ETF), 129.90%, 02/05/2026(e)	1,001,000	889,882
		5,410,513
Total Equity Linked Notes (Cost $29,220,000)		28,968,769
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-16.44%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.60%(c)(f) (Cost $96,083,201)	96,083,201	$96,083,201
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.66% (Cost $540,912,854)		582,491,101
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.70%
Invesco Private Government Fund, 3.65%(c)(f)(g)	1,128,532	1,128,532
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(c)(f)(g)	2,983,461	$2,984,356
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,112,888)		4,112,888
TOTAL INVESTMENTS IN SECURITIES-100.36% (Cost $545,025,742)		586,603,989
OTHER ASSETS LESS LIABILITIES-(0.36)%		(2,097,275)
NET ASSETS-100.00%		$584,506,714

Investment Abbreviations:
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Invesco Ltd.	$752,759	$178,125	$(147,525)	$106,194	$12,436	$901,989	$6,845
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	85,547,006	38,690,431	(28,154,236)	-	-	96,083,201	850,305
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,948,347	7,360,979	(8,180,794)	-	-	1,128,532	16,083 *
Invesco Private Prime Fund	5,576,063	13,027,786	(15,619,493)	130	(130)	2,984,356	43,415 *
Total	$93,824,175	$59,257,321	$(52,102,048)	$106,324	$12,306	$101,098,078	$916,648

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of this security was out on loan at January 31, 2026.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $28,968,769, which represented 4.96% of the Fund’s Net Assets.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Short Duration High Yield ETF (GTOH)
January 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-91.67%
Advertising-0.53%
Clear Channel Outdoor Holdings, Inc.
7.13% 02/15/2031(b)	$20,000	$20,869
7.50% 03/15/2033(b)	20,000	21,264
		42,133
Aerospace & Defense-1.48%
TransDigm, Inc.
6.38% 03/01/2029(b)	87,000	89,573
6.00% 01/15/2033(b)	27,000	27,527
		117,100
Alternative Carriers-0.10%
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	8,000	8,000
Apparel Retail-0.09%
Men’s Wearhouse LLC (The), 9.00%, 02/01/2031(b)	7,000	7,287
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(c)	22,350	112
		7,399
Application Software-1.21%
Cloud Software Group, Inc.
9.00% 09/30/2029(b)	22,000	22,241
8.25% 06/30/2032(b)	34,000	34,615
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	39,000	38,989
		95,845
Automobile Manufacturers-1.27%
Allison Transmission, Inc.
3.75% 01/30/2031(b)	85,000	80,166
5.88% 12/01/2033(b)	20,000	20,295
		100,461
Automotive Parts & Equipment-3.31%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	40,000	41,171
Clarios Global L.P./Clarios US Finance Co.
6.75% 02/15/2030(b)	51,000	53,380
6.75% 09/15/2032(b)	7,000	7,250
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	44,000	47,051
Forvia SE (France), 8.00%, 06/15/2030(b)	32,000	34,179
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	41,000	40,426
Phinia, Inc.
6.75% 04/15/2029(b)	8,000	8,280
6.63% 10/15/2032(b)	30,000	31,253
		262,990
Automotive Retail-3.34%
Carvana Co., 14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(d)	40,660	44,765
Group 1 Automotive, Inc.
4.00% 08/15/2028(b)	77,000	75,340
6.38% 01/15/2030(b)	41,000	42,164
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	40,000	42,162
Lithia Motors, Inc.
5.50% 10/01/2030(b)	18,000	18,090
4.38% 01/15/2031(b)	44,000	42,380
		264,901
	Principal Amount	Value
Broadcasting-1.16%
Discovery Communications LLC, 4.13%, 05/15/2029	$41,000	$39,862
Gray Media, Inc., 9.63%, 07/15/2032(b)	12,000	12,381
Univision Communications, Inc.
8.00% 08/15/2028(b)	23,000	23,749
9.38% 08/01/2032(b)	15,000	16,157
		92,149
Broadline Retail-0.14%
Alibaba Group Holding Ltd. (China), Conv., 0.00%, 09/15/2030(b)(e)(f)	10,000	11,213
Building Products-0.49%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	39,000	39,040
Cable & Satellite-3.40%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38% 06/01/2029(b)	17,000	16,821
4.75% 03/01/2030(b)	41,000	39,193
4.75% 02/01/2032(b)(g)	60,000	54,851
4.50% 05/01/2032	51,000	45,811
4.50% 06/01/2033(b)	46,000	40,287
Directv Financing LLC, 8.88%, 02/01/2030(b)	10,000	10,138
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.88% 08/15/2027(b)	9,000	9,048
10.00% 02/15/2031(b)	5,000	5,154
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	8,000	8,280
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	39,000	39,993
		269,576
Casinos & Gaming-4.20%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)	100,000	99,854
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	193,934
Voyager Parent LLC, 9.25%, 07/01/2032(b)	37,000	39,325
		333,113
Commercial & Residential Mortgage Finance-2.20%
Nationstar Mortgage Holdings, Inc.
6.50% 08/01/2029(b)	30,000	30,371
7.13% 02/01/2032(b)	44,000	44,000
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	22,000	21,184
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	39,000	39,952
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	38,000	38,975
		174,482
Construction & Engineering-1.00%
AECOM, 6.00%, 08/01/2033(b)	39,000	39,979
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	40,000	39,378
		79,357
Consumer Finance-4.39%
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(g)(h)	20,000	20,541
EZCORP, Inc., 7.38%, 04/01/2032(b)	109,000	116,387
FirstCash, Inc., 6.88%, 03/01/2032(b)	37,000	38,508
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
Navient Corp.
9.38% 07/25/2030	$15,000	$16,163
7.88% 06/15/2032(g)	40,000	40,423
OneMain Finance Corp.
6.63% 05/15/2029	10,000	10,320
4.00% 09/15/2030(g)	23,000	21,638
7.13% 11/15/2031	35,000	36,293
6.75% 03/15/2032	22,000	22,513
7.13% 09/15/2032	25,000	25,921
		348,707
Diversified Banks-0.50%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)(g)	39,000	39,281
Diversified Financial Services-5.48%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	20,000	20,936
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	87,000	90,226
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	111,000	115,038
Jane Street Group/JSG Finance, Inc.
6.13% 11/01/2032(b)	44,000	44,839
6.75% 05/01/2033(b)	53,000	55,152
Osaic Holdings, Inc.
6.75% 08/01/2032(b)	21,000	21,778
Series JAN, 6.75% 08/01/2032(b)	16,000	16,583
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	11,000	11,537
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	56,000	58,781
		434,870
Diversified Real Estate Activities-0.51%
Velocity Commercial Capital LLC, 9.38%, 02/15/2031(b)	40,000	40,650
Diversified REITs-0.73%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	54,000	51,696
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	6,000	6,063
		57,759
Diversified Support Services-0.97%
RB Global Holdings, Inc. (Canada)
6.75% 03/15/2028(b)	60,000	61,190
7.75% 03/15/2031(b)	15,000	15,654
		76,844
Electric Utilities-2.60%
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(h)	58,000	58,564
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	50,000	49,915
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	59,000	59,925
Vistra Operations Co. LLC, 6.88%, 04/15/2032(b)	36,000	37,845
		206,249
	Principal Amount	Value
Electrical Components & Equipment-0.80%
EnerSys
4.38% 12/15/2027(b)	$39,000	$38,747
6.63% 01/15/2032(b)	24,000	24,888
		63,635
Electronic Components-0.58%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	49,000	46,001
Electronic Manufacturing Services-0.80%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	61,000	63,216
Environmental & Facilities Services-0.75%
GFL Environmental Holdings (US), Inc., 5.50%, 02/01/2034(b)	30,000	30,106
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	28,000	29,155
		59,261
Fertilizers & Agricultural Chemicals-0.11%
FMC Corp., 3.45%, 10/01/2029	10,000	8,985
Gold-1.11%
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	83,000	88,235
Health Care Facilities-1.23%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)(g)	20,000	19,781
Tenet Healthcare Corp.
6.75% 05/15/2031	57,000	59,241
5.50% 11/15/2032(b)	15,000	15,161
6.00% 11/15/2033(b)(g)	3,000	3,088
		97,271
Health Care REITs-0.74%
Diversified Healthcare Trust, 7.25%, 10/15/2030(b)	50,000	51,560
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	7,000	7,504
		59,064
Health Care Services-1.01%
Community Health Systems, Inc.
5.25% 05/15/2030(b)	16,000	15,099
4.75% 02/15/2031(b)	29,000	26,036
DaVita, Inc.
6.88% 09/01/2032(b)(g)	18,000	18,553
6.75% 07/15/2033(b)	20,000	20,542
		80,230
Hotel & Resort REITs-1.03%
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	39,000	40,446
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)(g)	43,000	40,940
		81,386
Housewares & Specialties-0.76%
Newell Brands, Inc.
6.63% 09/15/2029	19,000	19,036
6.38% 05/15/2030(g)	42,000	41,556
		60,592
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Independent Power Producers & Energy Traders-2.46%
Vistra Corp.
8.00% (b)(h)(i)	$24,000	$24,458
Series C, 8.88% (b)(h)(i)	84,000	92,294
VoltaGrid LLC, 7.38%, 11/01/2030(b)	77,000	78,030
		194,782
Industrial Machinery & Supplies & Components-2.59%
Enpro, Inc., 6.13%, 06/01/2033(b)	78,000	80,400
ESAB Corp., 6.25%, 04/15/2029(b)	57,000	58,640
Lsf12 Helix Parent LLC, 7.13%, 02/01/2033(b)	7,000	7,038
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	60,000	59,160
		205,238
Insurance Brokers-1.59%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	66,000	68,468
HUB International Ltd., 7.25%, 06/15/2030(b)	55,000	57,415
		125,883
Integrated Oil & Gas-0.24%
Petroleos Mexicanos (Mexico), 6.63%, 06/15/2035	20,000	19,069
Integrated Telecommunication Services-5.92%
Cipher Compute LLC, 7.13%, 11/15/2030(b)	39,000	40,235
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	200,000	214,289
Level 3 Financing, Inc.
6.88% 06/30/2033(b)	39,000	40,211
7.00% 03/31/2034(b)	41,667	43,193
8.50% 01/15/2036(b)	15,000	15,371
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	38,000	39,903
Uniti Services LLC, 7.50%, 10/15/2033(b)	36,000	37,186
WULF Compute LLC, 7.75%, 10/15/2030(b)	38,000	39,670
		470,058
Interactive Media & Services-0.49%
WarnerMedia Holdings, Inc.
4.28% 03/15/2032(g)	13,000	11,456
5.05% 03/15/2042	29,000	20,445
5.14% 03/15/2052	10,000	6,672
		38,573
Internet Services & Infrastructure-1.23%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	37,000	38,551
CoreWeave, Inc.
9.25% 06/01/2030(b)(g)	8,000	7,886
9.00% 02/01/2031(b)(g)	12,000	11,682
Getty Images, Inc., 10.50%, 11/15/2030(b)	39,000	39,522
		97,641
Leisure Facilities-1.00%
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	38,000	38,850
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	40,000	40,644
		79,494
Marine Transportation-1.11%
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	27,000	27,905
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	59,000	59,842
		87,747
	Principal Amount	Value
Movies & Entertainment-0.58%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	$49,000	$45,999
Multi-line Insurance-0.43%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	33,000	34,183
Oil & Gas Drilling-1.03%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	38,000	39,723
Transocean International Ltd., 7.88%, 10/15/2032(b)	40,000	42,212
		81,935
Oil & Gas Equipment & Services-0.99%
Bristow Group, Inc., 6.75%, 02/01/2033(b)	39,000	39,475
Tidewater, Inc., 9.13%, 07/15/2030(b)	36,000	38,966
		78,441
Oil & Gas Exploration & Production-1.79%
Caturus Energy LLC, 8.50%, 02/15/2030(b)	56,000	58,426
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	45,000	45,314
Hilcorp Energy I L.P./Hilcorp Finance Co., 8.38%, 11/01/2033(b)	37,000	38,437
		142,177
Oil & Gas Refining & Marketing-1.00%
Sunoco L.P.
5.63% 03/15/2031(b)	5,000	5,033
6.25% 07/01/2033(b)	31,000	31,815
5.88% 03/15/2034(b)	30,000	30,094
7.88% (b)(h)(i)	12,000	12,368
		79,310
Oil & Gas Storage & Transportation-6.05%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.
6.63% 02/01/2032(b)	44,000	45,734
5.75% 07/01/2034(b)	33,000	33,351
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	38,000	40,656
Genesis Energy L.P./Genesis Energy Finance Corp.
7.88% 05/15/2032	20,000	20,882
8.00% 05/15/2033	37,000	38,633
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	40,000	41,000
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	41,000	41,743
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	38,000	39,440
Venture Global LNG, Inc.
9.88% 02/01/2032(b)	56,000	59,244
9.00% (b)(h)(i)	46,000	40,496
Venture Global Plaquemines LNG LLC
6.13% 12/15/2030(b)	20,000	20,596
6.50% 01/15/2034(b)	13,000	13,498
6.75% 01/15/2036(b)	43,000	45,095
		480,368
Other Specialized REITs-1.07%
Iron Mountain, Inc.
4.50% 02/15/2031(b)	49,000	46,858
6.25% 01/15/2033(b)	38,000	38,423
		85,281
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Other Specialty Retail-0.00%
SGUS LLC, 11.00%, 12/15/2029(b)(c)	$9,650	$314
Paper & Plastic Packaging Products & Materials-0.49%
Clydesdale Acquisition Holdings, Inc.
8.75% 04/15/2030(b)	20,000	20,031
6.75% 04/15/2032(b)	19,000	19,162
		39,193
Passenger Airlines-2.30%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	58,000	58,631
CHC Group LLC, 11.75%, 09/01/2030(b)	29,000	27,903
United Airlines Holdings, Inc., 5.38%, 03/01/2031	95,000	96,062
		182,596
Pharmaceuticals-2.05%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	30,000	30,818
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	45,000	47,440
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	42,000	44,493
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 4.10%, 10/01/2046	52,000	39,821
		162,572
Property & Casualty Insurance-0.74%
Asurion LLC and Asurion Co-Issuer, Inc.
8.00% 12/31/2032(b)	40,000	41,818
8.38% 02/01/2034(b)	17,000	17,202
		59,020
Real Estate Development-1.10%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	42,000	44,786
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	40,000	42,240
		87,026
Research & Consulting Services-0.61%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	56,000	48,184
Security & Alarm Services-0.98%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	75,000	78,138
Semiconductors-0.54%
AP Grange Holdings LLC, 6.50%, 03/20/2045(b)(j)	39,000	42,957
Specialized Consumer Services-0.83%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	68,000	65,528
Specialized Finance-1.23%
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/2056(h)	39,000	40,919
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	54,000	56,991
		97,910
Specialty Chemicals-0.49%
Celanese US Holdings LLC
7.20% 11/15/2033	28,000	29,639
7.38% 02/15/2034(g)	9,000	9,164
		38,803
	Principal Amount		Value
Steel-0.52%
Cleveland-Cliffs, Inc.
6.88% 11/01/2029(b)		$7,000	$7,279
7.00% 03/15/2032(b)(g)		33,000	33,907
			41,186
Trading Companies & Distributors-1.00%
Air Lease Corp., Series B, 4.65%(h)(i)		40,000	39,946
Aircastle Ltd., 5.25%(b)(h)(i)		39,000	39,079
			79,025
Wireless Telecommunication Services-1.20%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(h)		101,000	95,085
Total U.S. Dollar Denominated Bonds & Notes (Cost $7,103,249)			7,273,711
Non-U.S. Dollar Denominated Bonds & Notes-4.41%
Cable & Satellite-1.52%
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032, (Acquired 05/21/2025; Cost $113,410)(b)(k)	EUR	100,000	120,590
Marine Transportation-1.47%
CMA CGM S.A. (France), 4.88%, 01/15/2032(b)	EUR	100,000	116,515
Wireless Telecommunication Services-1.42%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	100,000	112,823
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $321,050)			349,928
	Shares
Money Market Funds-1.37%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.60%(l)(m) (Cost $109,195)		109,195	109,195
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.45% (Cost $7,533,494)			7,732,834
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.58%
Invesco Private Government Fund, 3.65%(l)(m)(n)		78,925	78,925
Invesco Private Prime Fund, 3.80%(l)(m)(n)		204,983	205,044
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $283,969)			283,969
TOTAL INVESTMENTS IN SECURITIES-101.03% (Cost $7,817,463)			8,016,803
OTHER ASSETS LESS LIABILITIES-(1.03)%			(82,009)
NET ASSETS-100.00%			$7,934,794
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
Conv.	-Convertible
EUR	-Euro
PIK	-Pay-in-Kind
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $6,669,617, which represented 84.06% of the Fund’s Net Assets.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31,
2026 was $426, which represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(g)	All or a portion of this security was out on loan at January 31, 2026.
(h)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(i)	Perpetual bond with no specified maturity date.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Restricted security. The value of this security at January 31, 2026 represented 1.52% of the Fund’s Net Assets.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$50,248	$1,030,092	$(971,145)	$-	$-	$109,195	$1,108
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	160,468	382,817	(464,360)	-	-	78,925	1,171 *
Invesco Private Prime Fund	416,835	675,138	(886,929)	4	(4)	205,044	3,107 *
Total	$627,551	$2,088,047	$(2,322,434)	$4	$(4)	$393,164	$5,386

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 10 Year Ultra Notes	3	March-2026	$(342,469)	$371	$371

(a)	Futures contracts collateralized by $17,467 cash held with Bank of America, N.A., the futures commission merchant.

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration High Yield ETF (GTOH)—(continued)
January 31, 2026
(Unaudited)
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
4/28/2026	Goldman Sachs International	EUR	370,000	USD	436,474	$(5,499)

Abbreviations:
EUR	-Euro
USD	-U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Short Duration Total Return Bond ETF (GTOS)
January 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-68.69%
Advertising-0.44%
Lamar Media Corp., 4.88%, 01/15/2029	$514,000	$514,326
Aerospace & Defense-0.80%
Boeing Co. (The)
6.26% 05/01/2027	9,000	9,232
6.30% 05/01/2029	10,000	10,625
L3Harris Technologies, Inc., 5.40%, 01/15/2027	10,000	10,140
Lockheed Martin Corp., 4.15%, 08/15/2028	10,000	10,083
RTX Corp.
5.00% 02/27/2026	9,000	9,002
5.75% 11/08/2026	16,000	16,205
TransDigm, Inc.
6.75% 08/15/2028(b)	12,000	12,217
6.38% 03/01/2029(b)	829,000	853,518
		931,022
Agricultural & Farm Machinery-0.24%
AGCO Corp., 5.45%, 03/21/2027	2,000	2,027
CNH Industrial Capital LLC, 4.75%, 03/21/2028	8,000	8,095
Deere Funding Canada Corp., 4.15%, 10/09/2030	241,000	240,720
John Deere Capital Corp., 4.38%, 10/15/2030	25,000	25,280
		276,122
Agricultural Products & Services-0.26%
Cargill, Inc., 4.13%, 10/23/2030(b)	300,000	298,564
Apparel Retail-0.33%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	404,000	384,649
Apparel, Accessories & Luxury Goods-0.01%
Gildan Activewear, Inc. (Canada), 4.70%, 10/07/2030(b)	15,000	14,959
Application Software-0.61%
Roper Technologies, Inc.
4.25% 09/15/2028	4,000	4,024
4.50% 10/15/2029	10,000	10,104
4.45% 09/15/2030	3,350	3,359
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	694,000	693,805
		711,292
Asset Management & Custody Banks-0.37%
Ares Strategic Income Fund, 4.85%, 01/15/2029(b)	52,000	51,452
Bank of New York Mellon Corp. (The)
4.40% (SOFR + 0.68%), 06/09/2028(c)	16,000	16,052
4.44% 06/09/2028(d)	10,000	10,077
4.03% 01/22/2030(d)	311,000	310,760
Northern Trust Corp., 4.15%, 11/19/2030	37,000	37,028
		425,369
Automobile Manufacturers-4.84%
Allison Transmission, Inc., 4.75%, 10/01/2027(b)	781,000	781,367
American Honda Finance Corp., 4.15%, 01/08/2029	145,000	145,371
Daimler Truck Finance North America LLC (Germany)
4.95% 01/13/2028(b)	35,000	35,561
4.15% 01/12/2029(b)	106,000	106,009
	Principal Amount	Value
Automobile Manufacturers-(continued)
Ford Motor Credit Co. LLC
6.67% (SOFR + 2.95%), 03/06/2026(c)	$1,300,000	$1,302,722
5.85% 05/17/2027	447,000	454,436
4.97% 04/06/2029(e)	351,000	352,929
Honda Motor Co. Ltd. (Japan)
4.44% 07/08/2028	42,000	42,411
4.69% 07/08/2030	478,000	483,408
Hyundai Capital America
5.50% 03/30/2026(b)	9,000	9,024
5.65% 06/26/2026(b)	11,000	11,075
5.30% 03/19/2027(b)	9,000	9,126
4.88% 06/23/2027(b)	23,000	23,254
5.00% 01/07/2028(b)	16,000	16,260
4.25% 09/18/2028(b)	11,000	11,017
4.25% 01/08/2029(b)	543,000	544,222
5.30% 01/08/2030(b)	8,000	8,249
4.50% 09/18/2030(b)	19,000	19,013
PACCAR Financial Corp.
Series R, 4.00% 11/07/2028	872,000	877,193
Series R, 3.90% 02/05/2029	349,000	349,424
Toyota Motor Credit Corp.
4.55% 08/07/2026	8,000	8,032
4.55% 08/09/2029	8,000	8,141
		5,598,244
Automotive Parts & Equipment-0.06%
BMW US Capital LLC (Germany)
4.15% 08/11/2027(b)	17,000	17,065
4.52% (SOFR + 0.71%), 08/11/2027(b)(c)	40,000	40,127
Phinia, Inc., 6.75%, 04/15/2029(b)	13,000	13,455
		70,647
Automotive Retail-0.25%
Asbury Automotive Group, Inc., 4.50%, 03/01/2028	31,000	30,915
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	212,000	207,429
Lithia Motors, Inc., 5.50%, 10/01/2030(b)	40,000	40,201
O’Reilly Automotive, Inc., 5.75%, 11/20/2026	9,000	9,114
		287,659
Biotechnology-0.01%
AbbVie, Inc., 4.80%, 03/15/2027	11,000	11,118
Broadline Retail-0.14%
eBay, Inc., 4.25%, 03/06/2029	160,000	160,687
Building Products-0.27%
CRH America Finance, Inc., 4.40%, 02/09/2031	314,000	314,291
Cable & Satellite-0.50%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/2026(b)	80,000	80,041
Sirius XM Radio LLC, 5.00%, 08/01/2027(b)	500,000	499,413
		579,454
Cargo Ground Transportation-0.74%
Fedex Freight Holding Co., Inc.
4.30% 03/15/2029(b)	266,000	266,349
4.65% 03/15/2031(b)	179,700	179,643
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Cargo Ground Transportation-(continued)
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.75% 05/24/2026(b)	$10,000	$10,039
5.35% 01/12/2027(b)	3,000	3,035
4.40% 07/01/2027(b)	11,000	11,041
6.05% 08/01/2028(b)	8,000	8,339
4.55% 01/15/2031(b)	64,000	63,890
Ryder System, Inc.
5.30% 03/15/2027	9,000	9,124
4.90% 12/01/2029	7,000	7,163
4.30% 12/01/2030	305,000	303,656
		862,279
Casinos & Gaming-0.22%
Melco Resorts Finance Ltd. (Hong Kong), 5.63%, 07/17/2027(b)	250,000	250,275
Commercial & Residential Mortgage Finance-0.55%
Aviation Capital Group LLC, 4.25%, 04/30/2029(b)	28,000	27,906
Nationwide Building Society (United Kingdom), 4.35%, 09/30/2030(b)	200,000	199,763
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	404,000	413,859
		641,528
Computer & Electronics Retail-0.09%
Dell International LLC/EMC Corp., 4.15%, 02/15/2029	108,000	107,987
Construction Machinery & Heavy Transportation Equipment-0.86%
Caterpillar Financial Services Corp.
3.95% 11/14/2028	485,000	486,697
4.37% (SOFR + 0.58%), 11/14/2028(c)	485,000	487,260
Cummins, Inc., 4.25%, 05/09/2028	10,000	10,102
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	14,000	14,311
		998,370
Construction Materials-0.02%
JH North America Holdings, Inc., 5.88%, 01/31/2031(b)	19,000	19,336
Consumer Electronics-0.05%
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/09/2031	60,000	60,574
Consumer Finance-0.67%
American Express Co.
5.65% 04/23/2027(d)	10,000	10,037
4.73% 04/25/2029(d)	22,000	22,334
4.96% (SOFR + 1.26%), 04/25/2029(c)	19,000	19,247
4.35% 07/20/2029(d)	16,000	16,101
4.51% (SOFR + 0.81%), 07/20/2029(c)	19,000	19,070
Capital One Financial Corp., 7.15%, 10/29/2027(d)	8,000	8,173
General Motors Financial Co., Inc.
5.40% 04/06/2026	12,000	12,032
4.20% 10/27/2028	159,000	159,441
OneMain Finance Corp.
3.50% 01/15/2027	500,000	494,035
6.50% 03/15/2033	17,500	17,604
Synchrony Financial, 5.02%, 07/29/2029(d)	2,000	2,024
		780,098
Data Center REITs-0.50%
QTS, 5.69% (SOFR + 2.00%), 12/10/2030(c)	575,000	575,579
	Principal Amount	Value
Distributors-0.14%
Genuine Parts Co., 6.50%, 11/01/2028	$156,000	$164,893
Diversified Banks-11.34%
ANZ New Zealand (Int’l) Ltd. (New Zealand), 4.00%, 01/22/2029(b)	235,000	235,249
ASB Bank Ltd. (New Zealand), 4.16%, 10/29/2030(b)	700,000	697,960
Australia and New Zealand Banking Group Ltd. (Australia), Series A, 3.92%, 12/08/2028	473,000	474,779
Banco Santander S.A. (Spain), 5.08%, 11/06/2030	400,000	400,515
Bank of America Corp.
4.62% 05/09/2029(d)	10,000	10,135
4.91% (SOFR + 1.11%), 05/09/2029(c)	22,000	22,208
5.82% 09/15/2029(d)	244,000	254,505
Series RR, 4.38% (d)(f)	259,000	257,816
Bank of America N.A., 5.53%, 08/18/2026	68,000	68,536
Bank of Nova Scotia (The) (Canada), 4.25%, 02/02/2030(d)	500,000	501,014
Canadian Imperial Bank of Commerce (Canada), 4.28%, 01/29/2030(d)	451,000	452,226
Citigroup, Inc.
4.64% 05/07/2028(d)	34,000	34,265
4.95% (SOFR + 1.14%), 05/07/2028(c)	18,000	18,120
4.79% 03/04/2029(d)	35,000	35,510
4.54% 09/19/2030(d)	14,000	14,119
5.27% (SOFR + 1.46%), 05/07/2031(c)	20,000	20,399
4.88% (SOFR + 1.17%), 09/11/2031(c)	47,000	47,688
Series T, 6.25% (d)(f)	595,000	598,819
Cooperatieve Rabobank U.A. (Netherlands), 3.96%, 10/17/2028	250,000	251,074
Fifth Third Bancorp
6.34% 07/27/2029(d)	4,000	4,207
4.57% 04/29/2032(d)	1,000	999
Goldman Sachs Bank USA, 5.28%, 03/18/2027(d)	35,000	35,054
JPMorgan Chase & Co.
6.07% 10/22/2027(d)	11,000	11,172
5.04% 01/23/2028(d)	9,000	9,093
5.57% 04/22/2028(d)	10,000	10,190
4.98% 07/22/2028(d)	405,000	410,893
4.51% 10/22/2028(d)	17,000	17,163
6.09% 10/23/2029(d)	9,000	9,462
4.26% 10/22/2031(d)	218,000	216,959
Series CC, 6.51% (3 mo. Term SOFR + 2.84%)(c)(e)(f)	54,000	54,536
Series II, 6.41% (3 mo. Term SOFR + 2.75%)(c)(f)	174,000	174,706
Lloyds Banking Group PLC (United Kingdom), 4.43%, 11/04/2031(d)	212,000	211,387
Macquarie Bank Ltd. (Australia)
3.92% 02/03/2028(b)	150,000	150,312
4.19% (SOFR + 0.48%), 02/03/2028(b)(c)	133,000	133,115
Morgan Stanley Private Bank N.A.
4.20% 11/17/2028(d)	690,000	692,053
4.21% 02/08/2030(d)	250,000	250,130
National Australia Bank Ltd. (Australia), 4.22% (SOFR + 0.53%), 12/13/2028(b)(c)	250,000	250,253
Pinnacle Bank, 5.96%, 01/15/2036(d)	66,000	66,536
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
PNC Financial Services Group, Inc. (The)
6.62% 10/20/2027(d)	$9,000	$9,167
4.08% 01/26/2029(d)	163,000	163,268
4.32% (SOFR + 0.62%), 01/26/2029(c)	122,000	122,218
Series U, 6.00% (d)(f)	88,000	88,618
Royal Bank of Canada (Canada)
4.00% 11/03/2028(d)	610,000	610,471
4.31% 11/03/2031(d)(e)	610,000	607,902
Santander UK Group Holdings PLC (United Kingdom), 4.32%, 09/22/2029(d)	200,000	200,415
Standard Chartered PLC (United Kingdom), 4.62% (SOFR + 0.92%), 01/13/2030(b)(c)	499,000	500,061
Toronto-Dominion Bank (The) (Canada)
4.11% 10/13/2028	435,000	435,977
4.81% 06/03/2030	113,000	115,343
Truist Bank
4.36% (SOFR + 0.66%), 01/27/2029(c)	500,000	499,857
4.14% 10/23/2029(d)	540,000	539,759
Series I, 4.14% 01/27/2029(d)	380,000	380,524
U.S. Bancorp, 6.79%, 10/26/2027(d)	408,000	416,490
UBS AG (Switzerland), 4.29% (SOFR + 0.50%), 05/17/2027(c)	430,000	430,627
Wells Fargo & Co.
5.71% 04/22/2028(d)	9,000	9,182
4.97% 04/23/2029(d)	18,000	18,345
5.07% (SOFR + 1.37%), 04/23/2029(c)	11,000	11,186
5.57% 07/25/2029(d)	11,000	11,383
6.30% 10/23/2029(d)	11,000	11,619
4.18% 01/23/2030(d)	54,000	54,053
7.63% (d)(e)(f)	11,000	11,722
Wells Fargo Bank N.A., 5.45%, 08/07/2026	28,000	28,198
Westpac Banking Corp. (Australia), 4.52% (SOFR + 0.82%), 07/01/2030(c)	11,000	11,114
Westpac New Zealand Ltd. (New Zealand)
4.13% 01/29/2029(b)	211,000	211,674
4.46% (SOFR + 0.75%), 01/30/2031(b)(c)	520,000	521,347
		13,123,677
Diversified Capital Markets-0.43%
UBS Group AG (Switzerland)
4.15% 12/23/2029(b)(d)	200,000	199,804
4.54% (SOFR + 0.84%), 12/23/2029(b)(c)	300,000	300,319
		500,123
Diversified Financial Services-1.52%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.10% 01/15/2027	150,000	152,874
4.38% 11/15/2030	154,000	153,352
Atlas Warehouse Lending Co. L.P., 4.63%, 11/15/2028(b)	87,300	87,710
Avolon Holdings Funding Ltd. (Ireland), 4.70%, 01/30/2031(b)	407,000	404,921
Blackstone Reg Finance Co. L.L.C., 4.30%, 11/03/2030	143,000	142,489
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	700,000	711,949
LPL Holdings, Inc.
5.70% 05/20/2027	9,000	9,170
6.75% 11/17/2028	8,000	8,512
	Principal Amount	Value
Diversified Financial Services-(continued)
Macquarie Airfinance Holdings Ltd. (United Kingdom), 5.15%, 03/17/2030(b)	$10,000	$10,135
Voya Global Funding, 4.60%, 11/24/2030(b)	79,000	79,508
		1,760,620
Diversified Metals & Mining-0.04%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	16,000	16,140
Glencore Funding LLC (Australia)
4.91% 04/01/2028(b)	4,000	4,073
5.37% 04/04/2029(b)	10,000	10,348
Rio Tinto Finance (USA) PLC (Australia)
4.38% 03/12/2027	10,000	10,073
4.50% 03/14/2028	6,000	6,075
		46,709
Diversified REITs-0.46%
VICI Properties L.P., 4.75%, 02/15/2028	524,000	529,407
Diversified Support Services-0.05%
Element Fleet Management Corp. (Canada), 5.04%, 03/25/2030(b)	41,000	41,906
RB Global Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	12,000	12,238
		54,144
Electric Utilities-4.19%
Alabama Power Co., Series C, 4.30%, 03/15/2031	33,500	33,543
American Electric Power Co., Inc., Series C, 5.80%, 03/15/2056(d)	286,000	286,118
Constellation Energy Generation LLC, 3.90%, 01/08/2028	350,000	349,710
Duke Energy Corp.
4.85% 01/05/2027	11,000	11,106
4.85% 01/05/2029	4,000	4,086
Duke Energy Florida LLC, 4.20%, 12/01/2030	233,000	232,581
Entergy Corp., 5.88%, 06/15/2056(d)	519,000	519,692
Exelon Corp.
5.15% 03/15/2029	8,000	8,234
5.13% 03/15/2031	11,000	11,375
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	559,000	562,454
Georgia Power Co., 4.00%, 10/01/2028	77,000	77,265
Jersey Central Power & Light Co., 4.15%, 01/15/2029(b)	39,000	39,007
National Rural Utilities Cooperative Finance Corp.
5.60% 11/13/2026	10,000	10,125
4.51% (SOFR + 0.80%), 02/05/2027(c)	39,000	39,181
4.12% 09/16/2027	16,000	16,070
3.95% 12/10/2027	512,000	513,280
4.85% 02/07/2029	9,000	9,214
Series D, 4.15% 08/25/2028	32,000	32,163
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	393,000	397,614
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(b)	38,000	38,275
NRG Energy, Inc., 4.73%, 10/15/2030(b)	77,000	77,032
Oncor Electric Delivery Co. LLC, 4.65%, 11/01/2029	163,000	165,919
PacifiCorp, 5.10%, 02/15/2029	8,000	8,189
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
PPL Capital Funding, Inc., Conv., 3.00%, 12/01/2030(b)	$103,000	$104,357
Vistra Operations Co. LLC
5.05% 12/30/2026(b)	443,000	447,214
5.63% 02/15/2027(b)	25,000	25,030
4.30% 10/15/2028(b)	139,000	139,078
4.60% 10/15/2030(b)	61,000	60,839
4.70% 01/31/2031(b)	217,000	216,798
Wisconsin Electric Power Co.
3.95% 03/01/2029	261,000	260,858
4.15% 10/15/2030	147,000	146,566
Xcel Energy, Inc., 4.75%, 03/21/2028	3,000	3,044
		4,846,017
Electrical Components & Equipment-1.72%
EnerSys, 4.38%, 12/15/2027(b)	755,000	750,106
Regal Rexnord Corp., 6.05%, 02/15/2026	477,000	477,136
Vertiv Group Corp., 4.13%, 11/15/2028(b)	781,000	769,617
		1,996,859
Electronic Components-1.72%
Amphenol Corp.
3.80% 11/15/2027	257,000	256,941
4.34% (SOFR + 0.53%), 11/15/2027(c)	872,000	874,361
3.90% 11/15/2028	571,000	570,976
4.13% 11/15/2030	296,000	294,247
		1,996,525
Electronic Equipment & Instruments-0.14%
Keysight Technologies, Inc., 5.35%, 07/30/2030	158,000	164,396
Electronic Manufacturing Services-0.15%
Jabil, Inc., 4.20%, 02/01/2029	169,000	168,961
Environmental & Facilities Services-0.43%
Veralto Corp.
5.50% 09/18/2026	480,000	484,402
5.35% 09/18/2028	9,000	9,289
		493,691
Fertilizers & Agricultural Chemicals-0.84%
Mosaic Co. (The)
4.35% 01/15/2029	483,000	484,629
4.60% 11/15/2030	490,000	491,537
		976,166
Financial Exchanges & Data-0.78%
Intercontinental Exchange, Inc.
3.95% 12/01/2028	539,000	539,423
4.20% 03/15/2031	362,000	361,419
		900,842
Gold-0.17%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	199,000	199,456
Health Care Distributors-0.03%
Cardinal Health, Inc., 4.50%, 09/15/2030	2,600	2,621
McKesson Corp., 4.65%, 05/30/2030	36,000	36,592
		39,213
Health Care Equipment-0.41%
GE HealthCare Technologies, Inc.
4.15% 12/15/2028	262,000	262,858
4.80% 01/15/2031	165,000	167,571
	Principal Amount	Value
Health Care Equipment-(continued)
Smith & Nephew PLC (United Kingdom), 5.15%, 03/20/2027	$7,000	$7,084
Stryker Corp.
4.55% 02/10/2027	18,000	18,139
4.70% 02/10/2028	23,000	23,365
		479,017
Health Care Facilities-0.26%
Ascension Health, Series 2025, 4.08%, 11/15/2028	301,000	302,544
Health Care REITs-0.01%
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	10,000	10,172
Health Care Services-0.70%
Cigna Group (The), 4.50%, 09/15/2030	17,400	17,521
CommonSpirit Health, 4.35%, 09/01/2030	104,000	103,463
CVS Health Corp., 7.00%, 03/10/2055(d)	21,000	21,989
HCA, Inc.
5.00% 03/01/2028	537,000	547,217
4.30% 11/15/2030	126,000	125,356
		815,546
Health Care Supplies-0.87%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	1,000,000	978,505
Solventum Corp.
5.45% 02/25/2027	11,000	11,160
5.40% 03/01/2029	17,000	17,623
		1,007,288
Home Improvement Retail-0.16%
Lowe`s Cos., Inc.
3.95% 10/15/2027	88,000	88,250
4.00% 10/15/2028	93,000	93,130
		181,380
Hotel & Resort REITs-0.16%
Host Hotels & Resorts L.P., 4.25%, 12/15/2028	180,000	180,430
Hotels, Resorts & Cruise Lines-1.40%
Carnival Corp.
5.13% 05/01/2029(b)	338,000	342,120
5.75% 03/15/2030(b)	22,000	22,665
Hilton Domestic Operating Co., Inc.
5.88% 04/01/2029(b)	215,000	220,084
3.75% 05/01/2029(b)	200,000	194,776
Marriott International, Inc.
4.20% 07/15/2027	16,000	16,059
4.88% 05/15/2029	4,000	4,093
4.80% 03/15/2030	8,000	8,171
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028(b)	793,000	809,464
		1,617,432
Housewares & Specialties-0.00%
Newell Brands, Inc., 6.38%, 05/15/2030(e)	5,000	4,947
Independent Power Producers & Energy Traders-0.88%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	11,000	10,998
VoltaGrid LLC, 7.38%, 11/01/2030(b)	1,000,000	1,013,376
		1,024,374
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Industrial Machinery & Supplies & Components-0.92%
ESAB Corp., 6.25%, 04/15/2029(b)	$514,000	$528,794
Ingersoll Rand, Inc., 5.20%, 06/15/2027	164,000	166,609
Nordson Corp., 5.60%, 09/15/2028	163,000	168,708
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	200,000	197,199
		1,061,310
Industrial REITs-0.04%
LXP Industrial Trust, 6.75%, 11/15/2028	42,000	44,448
Insurance Brokers-0.01%
Arthur J. Gallagher & Co., 4.60%, 12/15/2027	11,000	11,129
Integrated Oil & Gas-0.35%
Saudi Arabian Oil Co. (Saudi Arabia), 4.00%, 02/02/2029(b)	405,000	402,727
Integrated Telecommunication Services-0.94%
Cipher Compute LLC, 7.13%, 11/15/2030(b)	296,000	305,372
Orange S.A. (France), 4.00%, 01/13/2029(b)	235,000	235,158
WULF Compute LLC, 7.75%, 10/15/2030(b)	523,000	545,986
		1,086,516
Interactive Home Entertainment-1.08%
Roblox Corp., 3.88%, 05/01/2030(b)	1,300,000	1,244,419
Interactive Media & Services-0.68%
Alphabet, Inc., 3.88%, 11/15/2028	170,000	170,812
Match Group Holdings II LLC, 5.00%, 12/15/2027(b)	13,000	13,040
Meta Platforms, Inc., 4.20%, 11/15/2030	296,000	295,557
WarnerMedia Holdings, Inc., 4.05%, 03/15/2029	323,000	313,510
		792,919
Internet Services & Infrastructure-0.11%
CoreWeave, Inc., 9.25%, 06/01/2030(b)(e)	132,000	130,116
Investment Banking & Brokerage-2.78%
Charles Schwab Corp. (The)
5.88% 08/24/2026	28,000	28,284
4.34% 11/14/2031(d)	184,000	183,921
Goldman Sachs Group, Inc. (The)
4.94% 04/23/2028(d)	28,000	28,307
4.99% (SOFR + 1.29%), 04/23/2028(c)	29,000	29,251
4.15% 01/21/2029(d)	373,000	373,348
4.15% 10/21/2029(d)	721,000	720,701
4.37% 10/21/2031(d)	235,400	234,110
Series O, 5.30% (d)(e)(f)	331,000	331,824
Morgan Stanley
5.65% 04/13/2028(d)	9,000	9,171
5.45% 07/20/2029(d)	8,000	8,248
4.24% 01/09/2030(d)	334,000	334,678
Series I, 4.13% 10/18/2029(d)	610,000	609,648
Series I, 4.36% 10/22/2031(d)	332,300	330,545
		3,222,036
IT Consulting & Other Services-0.15%
International Business Machines Corp., 4.00%, 02/03/2029	173,000	173,175
Leisure Facilities-0.37%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	416,000	422,698
	Principal Amount	Value
Life & Health Insurance-1.24%
Athene Global Funding
5.62% 05/08/2026(b)	$19,000	$19,076
4.86% 08/27/2026(b)	249,000	250,211
5.52% 03/25/2027(b)	9,000	9,136
Constellation Global Funding, 4.85%, 10/22/2030(b)	174,000	172,657
Corebridge Global Funding
5.00% (SOFR + 1.30%), 09/25/2026(b)(c)	11,000	11,073
4.65% 08/20/2027(b)	10,000	10,110
5.90% 09/19/2028(b)	9,000	9,401
4.56% (SOFR + 0.86%), 12/15/2028(b)(c)	416,000	417,981
5.20% 06/24/2029(b)	8,000	8,227
Equitable America Global Funding, 3.95%, 09/15/2027(b)	21,000	20,977
Lincoln Financial Global Funding, 4.63%, 05/28/2028(b)	26,000	26,276
New York Life Global Funding
4.15% 07/25/2028(b)	41,000	41,235
4.36% (SOFR + 0.66%), 07/25/2028(b)(c)	41,000	41,211
Pacific Life Global Funding II
5.50% 08/28/2026(b)	18,000	18,173
4.50% 08/28/2029(b)	20,000	20,239
Protective Life Corp., 4.70%, 01/15/2031(b)	65,700	65,973
Protective Life Global Funding, 4.16%, 01/15/2029(b)	298,000	298,108
		1,440,064
Managed Health Care-0.00%
UnitedHealth Group, Inc., 4.75%, 07/15/2026	3,000	3,011
Marine Transportation-0.19%
NCL Corp. Ltd., 5.88%, 01/15/2031(b)	216,000	216,694
Multi-Family Residential REITs-0.03%
Camden Property Trust, 5.85%, 11/03/2026	31,000	31,400
Multi-Utilities-0.33%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	239,000	240,093
CenterPoint Energy, Inc., 5.95%, 04/01/2056(d)	56,000	56,449
Dominion Energy, Inc., 6.00%, 02/15/2056(d)	77,000	77,861
DTE Energy Co., 4.95%, 07/01/2027	7,000	7,090
		381,493
Office REITs-0.01%
COPT Defense Properties L.P., 4.50%, 10/15/2030	12,000	11,981
Oil & Gas Exploration & Production-0.59%
Diamondback Energy, Inc.
5.20% 04/18/2027	8,000	8,113
5.15% 01/30/2030	18,000	18,514
EOG Resources, Inc., 4.40%, 07/15/2028	10,000	10,121
EQT Corp., 6.50%, 07/01/2027	413,000	421,900
Hilcorp Energy I L.P./Hilcorp Finance Co., 5.75%, 02/01/2029(b)	14,000	14,011
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	202,381	207,100
		679,759
Oil & Gas Storage & Transportation-2.74%
Cheniere Energy Partners L.P., 4.50%, 10/01/2029	524,000	526,211
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(b)	$5,000	$5,042
Energy Transfer L.P.
6.05% 12/01/2026	421,000	427,750
4.55% 01/15/2031	372,000	371,725
Series H, 6.50% (d)(f)	175,000	175,908
Enterprise Products Operating LLC
4.30% 06/20/2028	369,000	372,265
4.60% 01/15/2031	354,800	359,400
Kinder Morgan, Inc., 5.10%, 08/01/2029	163,000	168,065
MPLX L.P., 4.80%, 02/15/2031	11,000	11,123
ONEOK, Inc., 5.55%, 11/01/2026	6,000	6,063
Plains All American Pipeline L.P., Series B, 8.22% (3 mo. Term SOFR + 4.37%)(c)(f)	399,000	398,488
South Bow USA Infrastructure Holdings LLC (Canada)
4.91% 09/01/2027	16,000	16,176
5.03% 10/01/2029	10,000	10,156
Southern Co. Gas Capital Corp., Series A, 4.05%, 09/15/2028	13,000	13,015
Western Midstream Operating L.P., 4.80%, 03/01/2031	295,000	295,208
Williams Cos., Inc. (The), 4.80%, 11/15/2029	15,000	15,316
		3,171,911
Other Specialized REITs-0.52%
Iron Mountain, Inc., 4.88%, 09/15/2027(b)	600,000	599,941
Packaged Foods & Meats-0.07%
Campbell’s Co. (The), 5.30%, 03/20/2026	8,000	8,013
Mars, Inc.
4.45% 03/01/2027(b)	27,000	27,203
4.60% 03/01/2028(b)	31,000	31,419
4.80% 03/01/2030(b)	11,000	11,242
		77,877
Paper & Plastic Packaging Products & Materials-0.19%
Sealed Air Corp.
6.13% 02/01/2028(b)	16,000	16,248
5.00% 04/15/2029(b)	200,000	201,430
		217,678
Passenger Airlines-1.38%
American Airlines Pass-Through Trust, Series B, 5.65%, 11/11/2034	269,000	270,908
Delta Air Lines, Inc.
4.95% 07/10/2028	415,000	422,231
5.25% 07/10/2030	25,000	25,610
Southwest Airlines Co., 4.38%, 11/15/2028	872,000	876,941
		1,595,690
Passenger Ground Transportation-0.47%
Uber Technologies, Inc.
4.50% 08/15/2029(b)	524,000	522,836
4.15% 01/15/2031	20,400	20,229
		543,065
Pharmaceuticals-2.38%
AstraZeneca Finance LLC (United Kingdom)
4.80% 02/26/2027	10,000	10,099
4.85% 02/26/2029	18,000	18,473
Johnson & Johnson, 4.70%, 03/01/2030	9,000	9,267
	Principal Amount	Value
Pharmaceuticals-(continued)
Merck & Co., Inc.
3.85% 03/15/2029	$829,000	$828,895
4.30% (SOFR + 0.57%), 03/15/2029(c)	484,000	485,642
Novartis Capital Corp.
3.90% 11/05/2028	413,000	414,349
3.80% 09/18/2029	9,000	8,974
4.10% 11/05/2030	435,000	435,124
Pfizer, Inc., 3.88%, 11/15/2027	512,000	513,840
Zoetis, Inc., 4.15%, 08/17/2028	25,000	25,150
		2,749,813
Real Estate Development-0.18%
Prologis Targeted U.S. Logistics Fund L.P., 4.25%, 01/15/2031(b)	206,000	204,491
Regional Banks-0.01%
Santander Holdings USA, Inc., 6.12%, 05/31/2027(d)	10,000	10,059
Reinsurance-0.02%
RGA Global Funding, 4.35%, 08/25/2028(b)	19,000	19,123
Restaurants-0.01%
McDonald’s Corp., 4.40%, 02/12/2031	17,000	17,126
Retail REITs-0.10%
Realty Income Corp., 3.95%, 02/01/2029	114,000	113,667
Security & Alarm Services-0.52%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	600,000	601,359
Self-Storage REITs-0.03%
Public Storage Operating Co., 4.40% (SOFR + 0.70%), 04/16/2027(c)	29,000	29,105
Semiconductors-1.64%
Broadcom, Inc.
5.05% 07/12/2027	5,000	5,090
4.60% 07/15/2030	31,000	31,442
4.20% 10/15/2030	45,000	44,880
4.30% 01/15/2031	427,000	426,863
Foundry JV Holdco LLC
5.90% 01/25/2030(b)	662,000	694,303
5.50% 01/25/2031(b)	482,000	499,478
SK hynix, Inc. (South Korea), 4.25%, 09/11/2028(b)	200,000	200,833
		1,902,889
Soft Drinks & Non-alcoholic Beverages-0.04%
Keurig Dr Pepper, Inc., 4.37% (SOFR + 0.58%), 11/15/2026(c)	36,000	36,021
PepsiCo, Inc., 4.10%, 01/15/2029	15,000	15,110
		51,131
Sovereign Debt-1.61%
Colombia Government International Bond (Colombia)
5.38% 01/21/2029	590,000	587,788
6.13% 01/21/2031	238,500	238,095
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	200,000	202,946
Kuwait International Government Bond (Kuwait)
4.02% 10/09/2028(b)	353,000	353,262
4.14% 10/09/2030(b)	200,000	198,951
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Sovereign Debt-(continued)
Romanian Government International Bond (Romania)
6.63% 02/17/2028(b)	$228,000	$237,780
5.88% 01/30/2029(b)	44,000	45,466
		1,864,288
Specialty Chemicals-0.06%
Sherwin-Williams Co. (The)
4.30% 08/15/2028	54,000	54,395
4.50% 08/15/2030	16,000	16,150
		70,545
Steel-0.39%
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029(b)	431,000	448,172
Systems Software-0.71%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	714,000	683,679
Oracle Corp., 4.45%, 09/26/2030	143,700	140,323
		824,002
Telecom Tower REITs-0.67%
SBA Communications Corp., 3.88%, 02/15/2027	781,000	775,597
Tobacco-2.40%
Altria Group, Inc., 4.88%, 02/04/2028	166,000	169,022
B.A.T. Capital Corp. (United Kingdom), 4.70%, 04/02/2027	524,000	527,800
Philip Morris International, Inc.
4.38% 11/01/2027	5,000	5,050
5.25% 09/07/2028	164,000	169,224
3.88% 10/27/2028	825,000	824,480
4.36% (SOFR + 0.66%), 10/27/2028(c)	872,000	875,321
4.00% 10/29/2030	212,000	209,793
		2,780,690
Trading Companies & Distributors-0.29%
Air Lease Corp., Series B, 4.65%(d)(f)	204,000	203,723
Ferguson Enterprises, Inc., 4.35%, 03/15/2031	130,000	129,566
		333,289
Transaction & Payment Processing Services-0.46%
Block, Inc., 2.75%, 06/01/2026	531,000	528,131
Wireless Telecommunication Services-0.15%
T-Mobile USA, Inc., 4.95%, 03/15/2028	166,000	169,185
Total U.S. Dollar Denominated Bonds & Notes (Cost $79,296,002)		79,513,977

Asset-Backed Securities-23.45%
ALA Trust
Series 2025-OANA, Class A, 5.42% (1 mo. Term SOFR + 1.74%), 06/15/2040(b)(c)	295,000	297,838
Series 2025-OANA, Class B, 5.52% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(c)	50,000	50,455
Angel Oak Mortgage Trust
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	318,796	321,261
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	34,651	35,032
Series 2025-2, Class A1, 5.64%, 02/25/2070(b)	881,427	891,651
	Principal Amount	Value

Avis Budget Rental Car Funding (AESOP) LLC
Series 2022-3A, Class A, 4.62%, 02/20/2027(b)	$16,667	$16,672
Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	100,000	100,509
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	100,000	102,756
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	100,000	99,952
Barings CLO Ltd. (Cayman Islands), Series 2021-2A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	500,000	500,431
Barings Equipment Finance LLC, Series 2025- B, Class A3, 4.13%, 10/13/2032(b)	140,000	140,595
Beechwood Park CLO Ltd. (Jersey), Series 2019-1A, Class A1RR, 4.74% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(c)	300,000	300,519
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(c)	400,000	400,501
BX Trust
Series 2025-VLT6, Class A, 5.12% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(c)	40,000	40,102
Series 2025-VLT6, Class B, 5.57% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(c)	15,000	15,031
Series 2025-VLT7, Class A, 5.38% (1 mo. Term SOFR + 1.70%), 07/15/2044(b)(c)	170,000	170,802
Series 2025-VOLT, Class A, 5.38% (1 mo. Term SOFR + 1.70%), 12/15/2044(b)(c)	650,000	654,148
Series 2025-VOLT, Class B, 5.78% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(c)	600,000	604,257
Series 2025-VOLT, Class C, 6.03% (1 mo. Term SOFR + 2.35%), 12/15/2044(b)(c)	520,000	523,970
Series 2025-VOLT, Class D, 6.43% (1 mo. Term SOFR + 2.75%), 12/15/2044(b)(c)	170,000	171,099
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-4A, Class A1R3, 4.59% (3 mo. Term SOFR + 0.92%), 07/20/2032(b)(c)	121,517	121,654
Series 2015-5A, Class A1R4, 4.55% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(c)	822,119	822,733
Carlyle US CLO Ltd. (Cayman Islands), Series 2020-2A, Class A1R2, 4.75% (3 mo. Term SOFR + 1.08%), 01/25/2035(b)(c)	250,000	250,266
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	125,000	121,748
CIFC Funding Ltd. (Cayman Islands), Series 2021-7A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 01/23/2035(b)(c)	250,000	250,155
COLT Mortgage Loan Trust
Series 2024-INV2, Class A1, 6.42%, 05/25/2069(b)	179,694	182,646
Series 2025-3, Class A1, 5.35%, 03/25/2070(b)	214,914	216,674
Series 2025-4, Class A1, 5.79%, 04/25/2070(b)	333,624	338,694
Series 2025-8, Class A1, 5.48%, 08/25/2070(b)	94,173	95,347
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	953,432	950,444
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

Cross Mortgage Trust
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	$78,127	$79,025
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(g)	81,679	82,578
Series 2025-H5, Class A1, 5.51%, 07/25/2070(b)(g)	818,427	828,525
DB Master Finance LLC, Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	420,000	420,085
Domino’s Pizza Master Issuer LLC, Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	59,850	60,190
EFMT, Series 2025-NQM5, Class A1, 5.03%, 11/25/2070(b)(g)	408,474	410,878
Enterprise Fleet Financing LLC, Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	150,000	150,618
GCAT Trust
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(g)	51,571	52,873
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	83,709	84,884
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM6, Class A1, 5.02%, 02/25/2066(b)	632,645	635,302
GS Mortgage-Backed Securities Trust
Series 2025-HE1, Class A1, 5.25% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	290,467	292,270
Series 2025-HE2, Class A1, 5.25% (30 Day Average SOFR + 1.55%), 12/25/2065(b)(c)	898,397	904,972
Series 2025-NQM3, Class A1, 5.14%, 11/25/2065(b)	83,453	83,949
Series 2025-NQM4, Class A1, 5.01%, 10/25/2065(b)	425,562	427,518
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	555,858	558,504
Series 2026-NQM1, Class A1, 4.87%, 03/25/2066(b)(g)	305,000	305,594
Harbor Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class AR2, 4.62% (3 mo. Term SOFR + 0.95%), 01/20/2031(b)(c)	455,156	455,563
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(g)	50,000	50,941
J.P. Morgan Mortgage Trust
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(g)	671,228	679,234
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(g)	308,932	310,280
JP Morgan Mortgage Trust, Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(g)	261,416	264,252
Juniper Valley Park CLO Ltd. (Jersey), Series 2023-1A, Class ARR, 4.75% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(c)	430,000	431,105
Merchants Fleet Funding LLC, Series 2025- 1A, Class A, 4.49%, 01/20/2039(b)	190,000	191,383
Metronet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	300,000	303,146
MILE Trust
Series 2025-STNE, Class A, 5.18% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(c)	100,000	100,271
	Principal Amount	Value

Series 2025-STNE, Class B, 5.38% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(c)	$100,000	$100,290
Series 2025-STNE, Class C, 5.78% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(c)	100,000	100,327
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058(g)	653,000	667,664
Morgan Stanley Residential Mortgage Loan Trust
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(g)	81,483	82,621
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(g)	459,288	461,488
Neuberger Berman Loan Advisers CLO 47 Ltd. (Cayman Islands), Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(c)	250,000	250,433
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(b)	422,154	428,404
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	110,000	110,504
OBX Trust, Series 2023-NQM1, Class A1, 6.12%, 11/25/2062(b)(g)	61,091	61,405
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	300,000	279,731
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2025-3A, Class A1, 4.66% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(c)	750,000	750,251
Planet Fitness Master Issuer LLC, Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	100,000	100,907
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(b)	55,541	56,300
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(g)	95,299	96,911
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	28,928	30,203
RCKT Mortgage Trust, Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)	150,000	150,151
RR 16 Ltd. (Cayman Islands), Series 2021- 16A, Class A1R, 4.72% (3 mo. Term SOFR + 1.05%), 07/15/2036(b)(c)	350,000	350,224
RR 17 Ltd. (Cayman Islands), Series 2021- 17A, Class A1AR, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	250,000	250,194
Sequoia Mortgage Trust, Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(g)	277,062	278,817
SHRN Trust
Series 2025-MF18, Class A, 4.88% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(c)	250,000	250,618
Series 2025-MF18, Class B, 5.13% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(c)	160,000	160,583
Series 2025-MF18, Class C, 5.38% (1 mo. Term SOFR + 1.70%), 10/15/2040(b)(c)	360,000	361,730
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	496,563	492,202
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

Subway Funding LLC
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	$36,538	$37,049
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	24,688	24,601
Switch ABS Issuer LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(b)	570,000	569,121
Synchrony Card Funding LLC, Series 2024- A2, Class A, 4.93%, 07/15/2030	10,000	10,155
Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	170,000	169,533
Thayer Park, CLO Ltd., Series 2017-1A, Class A1RR, 4.67% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(c)	570,000	571,026
TierPoint Issuer LLC, Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	25,000	25,385
UBS Commercial Mortgage Trust, Series 2017-C6, Class AS, 3.93%, 12/15/2050(g)	50,000	48,264
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	350,000	347,971
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(g)	110,000	111,237
Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(g)	105,000	106,318
Series 2025-AZ, Class C, 6.03%, 07/13/2044(b)(g)	200,000	203,711
Series 2025-AZ, Class D, 6.43%, 07/13/2044(b)(g)	235,000	240,288
Verus Securitization Trust, Series 2021-R3, Class A1, 1.02%, 04/25/2064(b)(g)	46,492	44,673
Voya CLO Ltd. (Cayman Islands), Series 2021-1A, Class AR, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(c)	455,000	455,171
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(g)	50,000	50,806
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 01/20/2035(b)(c)	1,000,000	1,001,868
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	300,000	308,463
Total Asset-Backed Securities (Cost $27,059,375)		27,149,480
U.S. Treasury Securities-4.11%
U.S. Treasury Bills-1.50%(h)
3.80%, 03/26/2026	1,060,000	1,054,455
3.53%–3.77%, 05/14/2026(i)	688,000	681,137
		1,735,592
U.S. Treasury Notes-2.61%
3.38%, 12/31/2027	1,191,600	1,188,202
3.50%, 01/15/2029	342,100	341,124
3.63%, 12/31/2030	1,501,800	1,490,185
		3,019,511
Total U.S. Treasury Securities (Cost $4,752,596)		4,755,103
	Principal Amount	Value

Agency Credit Risk Transfer Notes-0.20%
Fannie Mae Connecticut Avenue Securities
Series 2023-R02, Class 1M1, 6.00% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(c)(j)	$17,030	$17,403
Series 2025-R04, Class 1A1, 4.70% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(c)(j)	15,590	15,612
Freddie Mac
Series 2023-DNA1, Class M1, STACR®, 5.80% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)(k)	24,420	24,720
Series 2025-DNA4, Class A1, STACR®, 4.60% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(c)(k)	168,625	168,774
Total Agency Credit Risk Transfer Notes (Cost $225,665)		226,509
	Shares
Preferred Stocks-0.02%
Diversified Financial Services-0.02%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(d) (Cost $27,500)	1,100	28,996
Money Market Funds-2.78%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.60%(l)(m) (Cost $3,215,269)	3,215,269	3,215,269
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.25% (Cost $114,576,407)		114,889,334
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.62%
Invesco Private Government Fund, 3.65%(l)(m)(n)	200,242	200,242
Invesco Private Prime Fund, 3.80%(l)(m)(n)	520,672	520,828
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $721,070)		721,070
TOTAL INVESTMENTS IN SECURITIES-99.87% (Cost $115,297,477)		115,610,404
OTHER ASSETS LESS LIABILITIES-0.13%		154,252
NET ASSETS-100.00%		$115,764,656
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
Conv.	-Convertible
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $54,931,035, which represented 47.45% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2026.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	All or a portion of this security was out on loan at January 31, 2026.
(f)	Perpetual bond with no specified maturity date.
(g)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2026.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(j)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(k)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$4,436,367	$27,374,241	$(28,595,339)	$-	$-	$3,215,269	$10,245
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	255,436	3,374,146	(3,429,340)	-	-	200,242	2,741 *
Invesco Private Prime Fund	665,608	6,508,188	(6,652,967)	8	(9)	520,828	7,907 *
Total	$5,357,411	$37,256,575	$(38,677,646)	$8	$(9)	$3,936,339	$20,893

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(n)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	330	March-2026	$68,802,422	$(60,091)	$(60,091)
See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Total Return Bond ETF (GTOS)—(continued)
January 31, 2026
(Unaudited)
Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	243	March-2026	$(26,469,914)	$77,941	$77,941
U.S. Treasury 10 Year Notes	46	March-2026	(5,144,094)	32,357	32,357
U.S. Treasury Long Bonds	3	March-2026	(345,375)	3,182	3,182
U.S. Treasury Ultra Bonds	1	March-2026	(117,438)	2,029	2,029
Subtotal—Short Futures Contracts				115,509	115,509
Total Futures Contracts				$55,418	$55,418
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-72.66%
Gas Utilities-1.82%
AltaGas Ltd. (Canada)	32,697	$991,667
Oil & Gas Equipment & Services-5.56%
Archrock, Inc.	37,765	1,117,467
Kodiak Gas Services, Inc.	45,587	1,915,110
		3,032,577
Oil & Gas Refining & Marketing-2.85%
Sunococorp LLC(b)	29,000	1,554,980
Oil & Gas Storage & Transportation-62.43%
Antero Midstream Corp.	93,463	1,758,974
Cheniere Energy, Inc.	11,168	2,362,255
DT Midstream, Inc.	10,343	1,303,425
Enbridge, Inc. (Canada)	51,684	2,524,246
Gibson Energy, Inc. (Canada)	31,842	630,421
Hess Midstream L.P., Class A	25,762	913,778
Keyera Corp. (Canada)(c)	71,947	2,449,859
Kinder Morgan, Inc.	88,633	2,702,420
Kinetik Holdings, Inc., Class A(c)	34,605	1,415,690
ONEOK, Inc.	34,189	2,707,427
Pembina Pipeline Corp. (Canada)(c)	63,269	2,630,725
South Bow Corp. (Canada)(c)	65,925	1,872,270
Targa Resources Corp.	18,760	3,770,385
TC Energy Corp. (Canada)	56,775	3,330,989
Williams Cos., Inc. (The)	54,660	3,676,432
		34,049,296
Total Common Stocks & Other Equity Interests (Cost $36,607,739)		39,628,520
Master Limited Partnerships & Related Entities-26.00%
Oil & Gas Storage & Transportation-26.00%
Energy Transfer L.P.	140,931	2,600,177
Enterprise Products Partners L.P.	70,487	2,339,463
	Shares	Value
Oil & Gas Storage & Transportation- (continued)
Genesis Energy L.P.	126,829	$2,106,630
MPLX L.P.	43,474	2,430,197
Plains GP Holdings L.P., Class A	152,457	3,122,319
Western Midstream Partners L.P.	38,174	1,582,694
		14,181,480
Total Master Limited Partnerships & Related Entities (Cost $13,015,687)		14,181,480
Money Market Funds-1.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $586,920)	586,920	586,920
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.74% (Cost $50,210,346)		54,396,920
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.81%
Invesco Private Government Fund, 3.65%(d)(e)(f)	1,485,800	1,485,800
Invesco Private Prime Fund, 3.80%(d)(e)(f)	3,861,231	3,862,389
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,348,189)		5,348,189
TOTAL INVESTMENTS IN SECURITIES-109.55% (Cost $55,558,535)		59,745,109
OTHER ASSETS LESS LIABILITIES-(9.55)%		(5,207,268)
NET ASSETS-100.00%		$54,537,841

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$606,735	$680,613	$(700,428)	$-	$-	$586,920	$7,109
See accompanying notes which are an integral part of this schedule.

Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)—(continued)
January 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$430,356	$10,139,335	$(9,083,891)	$-	$-	$1,485,800	$12,761 *
Invesco Private Prime Fund	1,120,268	20,093,342	(17,351,221)	14	(14)	3,862,389	37,331 *
Total	$2,157,359	$30,913,290	$(27,135,540)	$14	$(14)	$5,935,109	$57,201

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Top QQQ ETF (QBIG)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-50.12%
Automobiles-5.39%
Tesla, Inc.(b)	5,479	$2,358,216
Broadline Retail-5.96%
Amazon.com, Inc.(b)	10,889	2,605,738
Interactive Media & Services-8.85%
Alphabet, Inc., Class A	5,926	2,002,988
Alphabet, Inc., Class C	5,507	1,864,285
		3,867,273
Semiconductors & Semiconductor Equipment-15.50%
Broadcom, Inc.	6,175	2,045,777
NVIDIA Corp.	24,752	4,730,850
		6,776,627
Software-6.53%
Microsoft Corp.	6,639	2,856,695
	Shares	Value
Technology Hardware, Storage & Peripherals-7.89%
Apple, Inc.	13,298	$3,450,565
Total Common Stocks & Other Equity Interests (Cost $19,148,886)		21,915,114

Money Market Funds-41.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.60%(c)(d) (Cost $17,979,399)	17,979,399	17,979,399
TOTAL INVESTMENTS IN SECURITIES-91.23% (Cost $37,128,285)		39,894,513
OTHER ASSETS LESS LIABILITIES-8.77%		3,832,990
NET ASSETS-100.00%		$43,727,503

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Premier U.S. Government Money Portfolio, Institutional Class	$15,759,350	$2,289,736	$(69,687)	$-	$-	$17,979,399	$159,492

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.

Open Over-The-Counter Total Return Swap Agreements
Counterparty	Pay/ Receive(a)	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Bank of America, N.A.	Receive	Bank of America NDXMEGA2T Index	(SOFR + 0.73%)	Annually	March-2026	$5,094,361	$-	$1,294,981	$1,294,981
Goldman Sachs International	Receive	Goldman Sachs NDXMEGA2T Index	(SOFR + 0.82%)	Annually	March-2026	5,095,312	-	1,288,722	1,288,722
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley NDXMEGA2T Index	(SOFR + 0.88%)	Annually	March-2026	5,096,323	-	1,289,889	1,289,889
Subtotal — Appreciation							—	3,873,592	3,873,592
Equity Risk
Societe Generale	Receive	Societe Generale NDXMEGA2T Index	(SOFR + 0.77%)	Annually	January-2027	2,000,581	-	(79,769)	(79,769)
Subtotal — Depreciation							—	(79,769)	(79,769)
Total Over-The-Counter Total Return Swap Agreements							$—	$3,793,823	$3,793,823

Abbreviations:
SOFR	-Secured Overnight Financing Rate

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.
See accompanying notes which are an integral part of this schedule.

Invesco Top QQQ ETF (QBIG)—(continued)
January 31, 2026
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Total Return Bond ETF (GTO)
January 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-39.54%
Advertising-0.10%
Lamar Media Corp., 5.38%, 11/01/2033(b)	$2,009,000	$2,006,239
Aerospace & Defense-0.54%
BAE Systems PLC (United Kingdom)
5.00% 03/26/2027(b)	502,000	507,994
5.13% 03/26/2029(b)	462,000	475,924
Boeing Co. (The)
6.26% 05/01/2027	6,000	6,155
6.30% 05/01/2029	8,000	8,500
6.39% 05/01/2031	8,000	8,683
6.53% 05/01/2034	48,000	53,116
5.81% 05/01/2050	13,000	12,849
General Dynamics Corp., 4.95%, 08/15/2035	67,000	68,185
Howmet Aerospace, Inc.
4.85% 10/15/2031	11,000	11,296
4.55% 11/15/2032	1,777,000	1,786,083
Huntington Ingalls Industries, Inc.
5.35% 01/15/2030	16,000	16,554
5.75% 01/15/2035	27,000	28,503
L3Harris Technologies, Inc., 5.40%, 07/31/2033	3,000	3,125
Lockheed Martin Corp.
4.15% 08/15/2028	85,000	85,703
4.50% 02/15/2029	9,000	9,159
4.40% 08/15/2030	408,000	412,321
4.80% 08/15/2034	23,000	23,272
5.90% 11/15/2063	1,000	1,037
RTX Corp.
5.75% 01/15/2029	8,000	8,385
5.15% 02/27/2033	3,000	3,104
6.40% 03/15/2054	3,000	3,307
Textron, Inc., 4.95%, 03/15/2036	670,000	664,530
TransDigm, Inc.
6.75% 08/15/2028(b)	183,000	186,308
6.38% 03/01/2029(b)	3,446,000	3,547,915
6.38% 05/31/2033(b)	2,625,000	2,674,119
6.25% 01/31/2034(b)(c)	409,000	422,883
		11,029,010
Agricultural & Farm Machinery-0.06%
AGCO Corp.
5.45% 03/21/2027	6,000	6,081
5.80% 03/21/2034	9,000	9,412
CNH Industrial Capital LLC, 4.75%, 03/21/2028	56,000	56,668
Imperial Brands Finance PLC (United Kingdom), 6.38%, 07/01/2055(b)	509,000	525,363
John Deere Capital Corp.
4.70% 06/10/2030	10,000	10,253
4.38% 10/15/2030	622,000	628,958
5.10% 04/11/2034	25,000	25,766
		1,262,501
Agricultural Products & Services-0.17%
Cargill, Inc.
4.13% 10/23/2030(b)	1,604,000	1,596,324
5.38% 10/23/2055(b)	1,904,407	1,829,862
		3,426,186
	Principal Amount	Value
Air Freight & Logistics-0.02%
GXO Logistics, Inc.
6.25% 05/06/2029	$21,000	$22,166
6.50% 05/06/2034	9,000	9,697
United Parcel Service, Inc.
4.65% 10/15/2030	130,000	133,179
5.15% 05/22/2034	13,000	13,489
5.25% 05/14/2035(c)	106,000	109,851
5.50% 05/22/2054	28,000	27,294
		315,676
Apparel Retail-0.02%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	466,000	443,680
Apparel, Accessories & Luxury Goods-0.06%
Gildan Activewear, Inc. (Canada)
4.70% 10/07/2030(b)	655,000	653,227
5.40% 10/07/2035(b)	506,000	505,626
		1,158,853
Application Software-0.05%
Roper Technologies, Inc.
4.25% 09/15/2028	119,000	119,700
4.50% 10/15/2029	25,000	25,259
4.45% 09/15/2030	262,950	263,650
4.75% 02/15/2032	31,000	31,199
4.90% 10/15/2034	23,000	22,847
5.10% 09/15/2035(c)	372,720	372,311
SS&C Technologies, Inc.
5.50% 09/30/2027(b)	182,000	181,949
6.50% 06/01/2032(b)	38,000	39,263
		1,056,178
Asset Management & Custody Banks-0.24%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	54,000	55,220
Ameriprise Financial, Inc.
5.70% 12/15/2028	7,000	7,332
5.15% 05/15/2033	2,000	2,072
5.20% 04/15/2035	122,000	124,200
Ares Strategic Income Fund, 5.55%, 04/15/2031(b)(c)	1,472,000	1,455,935
Bank of New York Mellon Corp. (The)
4.40% (SOFR + 0.68%), 06/09/2028(d)	431,000	432,397
4.89% 07/21/2028(e)	32,000	32,495
4.98% 03/14/2030(e)	4,000	4,113
5.06% 07/22/2032(e)	16,000	16,548
5.83% 10/25/2033(e)	1,000	1,074
5.19% 03/14/2035(e)	1,000	1,029
Series I, 3.75% (e)(f)	5,000	4,928
Series J, 4.97% 04/26/2034(e)	1,000	1,017
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	274,000	267,579
Brookfield Asset Management Ltd. (Canada)
5.80% 04/24/2035	157,000	163,604
6.08% 09/15/2055	249,000	256,355
Carlyle Group, Inc. (The), 5.05%, 09/19/2035(c)	471,000	463,763
Citadel L.P.
6.00% 01/23/2030(b)	11,000	11,484
6.38% 01/23/2032(b)	22,000	23,353
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Asset Management & Custody Banks-(continued)
Northern Trust Corp.
4.15% 11/19/2030	$565,000	$565,433
6.13% 11/02/2032	2,000	2,175
5.12% 11/19/2040(e)	757,000	753,528
State Street Corp., 4.78%, 10/23/2036(e)	402,000	397,313
		5,042,947
Automobile Manufacturers-0.69%
American Honda Finance Corp., 4.90%, 01/10/2034	13,000	13,052
Daimler Truck Finance North America LLC (Germany)
5.00% 01/15/2027(b)(c)	440,000	445,006
4.65% 10/12/2030(b)	92,000	92,717
5.00% 10/12/2032(b)	1,419,000	1,437,937
5.38% 01/18/2034(b)	402,000	410,900
5.63% 01/13/2035(b)	213,000	220,894
Ford Motor Credit Co. LLC
6.95% 06/10/2026	584,000	588,525
2.70% 08/10/2026	594,000	589,305
7.35% 11/04/2027	480,000	501,484
5.92% 03/20/2028	449,000	460,382
6.80% 05/12/2028	485,000	507,613
6.80% 11/07/2028	598,000	630,011
7.20% 06/10/2030	471,000	506,819
Honda Motor Co. Ltd. (Japan)
4.44% 07/08/2028	471,000	475,605
5.34% 07/08/2035(c)	475,000	484,914
Hyundai Capital America
5.65% 06/26/2026(b)	6,000	6,041
4.88% 06/23/2027(b)(c)	479,000	484,281
5.00% 01/07/2028(b)	199,000	202,237
5.60% 03/30/2028(b)	3,000	3,086
5.35% 03/19/2029(b)	7,000	7,216
5.30% 01/08/2030(b)	84,000	86,610
5.80% 04/01/2030(b)	3,000	3,144
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)(c)	2,198,000	2,241,155
Mercedes-Benz Finance North America LLC (Germany)
4.80% 01/11/2027(b)(c)	443,000	447,229
5.10% 08/03/2028(b)(c)	469,000	480,825
4.85% 01/11/2029(b)(c)	382,000	389,435
PACCAR Financial Corp., 4.00%, 09/26/2029	66,000	66,214
Toyota Motor Credit Corp.
4.55% 08/09/2029	18,000	18,318
5.10% 03/21/2031	22,000	22,841
Volkswagen Group of America Finance LLC (Germany)
4.90% 08/14/2026(b)(c)	614,000	616,820
5.25% 03/22/2029(b)(c)	596,000	609,984
4.95% 08/15/2029(b)	474,000	481,524
5.60% 03/22/2034(b)	603,000	619,811
		14,151,935
Automotive Parts & Equipment-0.29%
American Axle & Manufacturing, Inc.
6.38% 10/15/2032(b)	569,000	580,815
7.75% 10/15/2033(b)	211,000	217,175
	Principal Amount	Value
Automotive Parts & Equipment-(continued)
BMW US Capital LLC (Germany), 4.50%, 08/11/2030(b)	$143,000	$143,631
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	361,000	377,847
ERAC USA Finance LLC
5.00% 02/15/2029(b)	9,000	9,233
4.90% 05/01/2033(b)	3,000	3,041
Phinia, Inc., 6.75%, 04/15/2029(b)	806,000	834,192
ZF North America Capital, Inc. (Germany)
6.88% 04/14/2028(b)(c)	730,000	754,159
7.13% 04/14/2030(b)	296,000	303,184
6.75% 04/23/2030(b)	26,000	26,087
7.50% 03/24/2031(b)	2,279,000	2,337,295
6.88% 04/23/2032(b)(c)	312,000	311,313
		5,897,972
Automotive Retail-0.19%
Advance Auto Parts, Inc.
7.00% 08/01/2030(b)(c)	595,000	605,484
7.38% 08/01/2033(b)(c)	640,000	650,000
AutoZone, Inc., 5.20%, 08/01/2033	3,000	3,075
Lithia Motors, Inc., 5.50%, 10/01/2030(b)	2,683,000	2,696,462
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	33,000	33,205
		3,988,226
Biotechnology-0.00%
AbbVie, Inc.
4.80% 03/15/2029	31,000	31,763
5.05% 03/15/2034	15,000	15,381
5.40% 03/15/2054	15,000	14,559
5.50% 03/15/2064	11,000	10,661
Amgen, Inc.
5.15% 03/02/2028	2,000	2,048
5.25% 03/02/2030	3,000	3,113
Gilead Sciences, Inc.
5.25% 10/15/2033	4,000	4,192
5.55% 10/15/2053	3,000	2,983
		84,700
Broadcasting-0.01%
Paramount Global
5.85% 09/01/2043	25,000	20,164
4.95% 05/19/2050	25,000	17,549
Univision Communications, Inc., 9.38%, 08/01/2032(b)	140,000	150,798
		188,511
Broadline Retail-0.12%
eBay, Inc., 4.25%, 03/06/2029	828,000	831,556
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	507,000	545,756
MercadoLibre, Inc. (Brazil), 4.90%, 01/15/2033	1,034,000	1,024,952
		2,402,264
Building Products-0.12%
Carrier Global Corp., 5.90%, 03/15/2034	3,000	3,211
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Building Products-(continued)
CRH America Finance, Inc.
4.40% 02/09/2031	$972,000	$972,902
5.00% 02/09/2036	905,000	904,519
5.60% 02/09/2056(c)	285,000	280,553
HP Communities LLC
5.78% 03/15/2046(b)	150,000	143,136
5.86% 09/15/2053(b)	100,000	88,435
Lennox International, Inc., 5.50%, 09/15/2028	6,000	6,195
		2,398,951
Cable & Satellite-0.05%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38% 09/01/2029(b)	126,000	127,281
7.38% 03/01/2031(b)	17,000	17,499
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
6.65% 02/01/2034	6,000	6,321
5.85% 12/01/2035(c)	285,000	283,769
6.70% 12/01/2055(c)	284,000	274,454
Comcast Corp.
5.50% 11/15/2032	3,000	3,158
6.05% 05/15/2055(c)	218,000	216,122
Cox Communications, Inc., 5.70%, 06/15/2033(b)	2,000	2,019
		930,623
Cargo Ground Transportation-0.42%
Fedex Freight Holding Co., Inc.
4.30% 03/15/2029(b)	1,194,000	1,195,566
4.65% 03/15/2031(b)	2,603,600	2,602,769
4.95% 03/15/2033(b)	561,000	559,604
5.25% 03/15/2036(b)	1,925,000	1,908,128
Penske Truck Leasing Co. L.P./PTL Finance Corp.
5.75% 05/24/2026(b)	2,000	2,008
5.35% 01/12/2027(b)	6,000	6,070
5.70% 02/01/2028(b)	3,000	3,085
5.55% 05/01/2028(b)	2,000	2,056
6.05% 08/01/2028(b)	4,000	4,170
5.25% 02/01/2030(b)	166,000	171,071
4.55% 01/15/2031(b)	986,000	984,307
Ryder System, Inc.
4.90% 12/01/2029	63,000	64,465
4.30% 12/01/2030	1,067,000	1,062,297
		8,565,596
Commercial & Residential Mortgage Finance-0.12%
Aviation Capital Group LLC
6.25% 04/15/2028(b)	3,000	3,117
6.75% 10/25/2028(b)	7,000	7,422
4.25% 04/30/2029(b)(c)	478,000	476,389
4.80% 10/24/2030(b)	670,000	671,918
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)(e)	434,000	441,526
Radian Group, Inc., 6.20%, 05/15/2029	9,000	9,454
	Principal Amount	Value
Commercial & Residential Mortgage Finance-(continued)
Rocket Cos., Inc.
6.13% 08/01/2030(b)	$229,000	$234,588
6.38% 08/01/2033(b)	679,000	705,285
		2,549,699
Computer & Electronics Retail-0.01%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035(c)	254,000	260,837
Leidos, Inc., 5.75%, 03/15/2033	3,000	3,167
		264,004
Construction Machinery & Heavy Transportation Equipment-0.13%
Caterpillar, Inc., 5.20%, 05/15/2035	170,000	176,048
Cummins, Inc.
4.70% 02/15/2031	420,000	428,868
5.30% 05/09/2035	204,000	210,868
Komatsu Finance America, Inc., 4.20%, 09/18/2030(b)	1,156,000	1,149,855
Westinghouse Air Brake Technologies Corp.
4.90% 05/29/2030	258,000	263,729
5.50% 05/29/2035	411,000	426,945
		2,656,313
Construction Materials-0.01%
JH North America Holdings, Inc.
5.88% 01/31/2031(b)	181,000	184,200
6.13% 07/31/2032(b)	103,000	105,023
		289,223
Consumer Electronics-0.18%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029(b)(c)	554,000	576,051
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	142,000	139,118
Tyco Electronics Group S.A. (Switzerland)
4.50% 02/09/2031	1,074,000	1,084,282
4.88% 02/09/2036	1,885,000	1,877,218
		3,676,669
Consumer Finance-0.78%
American Express Co.
5.65% 04/23/2027(e)	23,000	23,085
4.73% 04/25/2029(e)	137,000	139,079
4.96% (SOFR + 1.26%), 04/25/2029(d)	425,000	430,530
4.35% 07/20/2029(e)	834,000	839,284
4.51% (SOFR + 0.81%), 07/20/2029(d)	1,241,000	1,245,563
5.53% 04/25/2030(e)	21,000	21,871
5.02% 04/25/2031(e)	227,000	233,056
4.92% 07/20/2033(e)	569,000	576,575
5.44% 01/30/2036(e)	2,000	2,065
5.67% 04/25/2036(e)	2,000	2,096
4.80% 10/24/2036(e)	2,293,000	2,248,654
Capital One Financial Corp.
7.15% 10/29/2027(e)	2,000	2,043
4.49% 09/11/2031(e)	622,200	618,257
4.72% 01/30/2032(e)	2,155,000	2,156,117
5.20% 09/11/2036(c)(e)	356,000	351,184
5.40% 01/30/2037(e)	3,317,000	3,312,210
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Consumer Finance-(continued)
FirstCash, Inc.
4.63% 09/01/2028(b)	$806,000	$800,568
6.88% 03/01/2032(b)	549,000	571,373
General Motors Financial Co., Inc., 5.40%, 04/06/2026	3,000	3,008
OneMain Finance Corp.
7.13% 09/15/2032(c)	587,000	608,632
6.50% 03/15/2033	1,835,000	1,845,898
Synchrony Financial, 5.02%, 07/29/2029(e)	91,000	92,085
		16,123,233
Consumer Staples Merchandise Retail-0.00%
Dollar General Corp., 5.50%, 11/01/2052	1,000	966
Data Center REITs-0.51%
QTS, 5.69% (SOFR + 2.00%), 12/10/2030(d)	10,530,000	10,540,610
Distillers & Vintners-0.02%
Constellation Brands, Inc.
4.90% 05/01/2033	3,000	3,015
4.95% 11/01/2035(c)	323,000	319,258
		322,273
Distributors-0.01%
Genuine Parts Co.
6.50% 11/01/2028	8,000	8,456
4.95% 08/15/2029	88,000	89,447
6.88% 11/01/2033	6,000	6,663
		104,566
Diversified Banks-6.79%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	280,000	279,740
Australia and New Zealand Banking Group Ltd. (Australia)
6.74% 12/08/2032(b)(c)	617,000	681,664
6.75% (b)(e)(f)	436,000	440,902
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(e)(f)	422,000	473,389
Banco Santander S.A. (Spain)
5.55% 03/14/2028(e)	600,000	609,684
5.08% 11/06/2030	2,000,000	2,002,572
5.13% 11/06/2035	1,000,000	998,701
9.63% (c)(e)(f)	800,000	888,471
9.63% (e)(f)	400,000	482,949
Bank of America Corp.
4.76% (SOFR + 1.05%), 02/04/2028(d)	2,000	2,011
4.95% 07/22/2028(e)	3,000	3,042
4.53% (SOFR + 0.83%), 01/24/2029(d)	78,000	78,315
4.98% 01/24/2029(e)	286,000	291,345
5.20% 04/25/2029(e)	7,000	7,171
4.62% 05/09/2029(e)	174,000	176,353
4.71% (SOFR + 1.01%), 01/24/2031(d)	70,000	70,464
5.16% 01/24/2031(e)	28,000	28,881
5.43% 08/15/2035(e)	4,000	4,064
6.63% (c)(e)(f)	236,000	245,356
Series RR, 4.38% (c)(e)(f)	770,000	766,480
	Principal Amount	Value
Diversified Banks-(continued)
Bank of Montreal (Canada)
5.30% 06/05/2026	$3,000	$3,015
7.70% 05/26/2084(e)	553,000	588,379
7.30% 11/26/2084(c)(e)	465,000	496,358
Bank of New York Mellon (The)
4.41% (SOFR + 0.71%), 04/20/2027(d)	655,000	655,717
4.59% 04/20/2027(e)	666,000	666,956
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(c)(e)	760,000	784,881
Bank of Nova Scotia (The) (Canada)
8.63% 10/27/2082(e)	453,000	479,933
8.00% 01/27/2084(e)	531,000	568,955
6.88% 10/27/2085(e)	1,385,000	1,422,856
Banque Federative du Credit Mutuel S.A. (France), 4.59%, 10/16/2028(b)	1,392,000	1,408,163
Barclays PLC (United Kingdom)
5.37% 02/25/2031(e)	491,000	507,031
6.69% 09/13/2034(e)	44,000	48,624
5.86% 08/11/2046(c)(e)	586,000	601,631
BNP Paribas S.A. (France)
4.79% 05/09/2029(b)(e)	613,000	620,305
5.24% (SOFR + 1.43%), 05/09/2029(b)(d)	959,000	969,259
5.09% 05/09/2031(b)(e)	844,000	861,858
BPCE S.A. (France)
6.29% 01/14/2036(b)(e)	62,000	66,165
6.92% 01/14/2046(b)(e)	479,000	512,284
6.35% 01/13/2047(b)(e)	1,369,000	1,369,356
Citibank N.A., 4.93%, 08/06/2026	609,000	612,030
Citigroup, Inc.
4.95% (SOFR + 1.14%), 05/07/2028(d)	370,000	372,474
5.17% 02/13/2030(e)	10,000	10,277
4.54% 09/19/2030(e)	75,000	75,639
5.27% (SOFR + 1.46%), 05/07/2031(d)	427,000	435,528
4.50% 09/11/2031(e)	892,400	893,408
6.17% 05/25/2034(e)	8,000	8,473
5.83% 02/13/2035(e)	4,000	4,137
5.41% 09/19/2039(e)	71,000	71,003
5.61% 03/04/2056(c)(e)	200,000	198,706
6.63% (e)(f)	2,871,400	2,924,877
Series AA, 7.63% (e)(f)	1,638,000	1,718,385
Series BB, 7.20% (e)(f)	1,392,000	1,448,539
Series DD, 7.00% (c)(e)(f)	1,902,000	1,992,466
Series Z, 7.38% (c)(e)(f)	1,324,000	1,371,714
Cooperatieve Rabobank U.A. (Netherlands)
3.65% 04/06/2028(b)(e)	652,000	649,432
3.96% 10/17/2028	1,578,000	1,584,781
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)(c)	915,000	952,213
Credit Agricole S.A. (France)
5.22% 05/27/2031(b)(c)(e)	1,013,000	1,040,881
4.82% 09/25/2033(b)(e)	1,783,000	1,778,037
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	574,000	579,745
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Fifth Third Bancorp
1.71% 11/01/2027(e)	$2,000	$1,966
6.34% 07/27/2029(e)	2,000	2,104
4.77% 07/28/2030(e)	3,000	3,041
5.63% 01/29/2032(e)	6,000	6,288
4.57% 04/29/2032(c)(e)	2,018,000	2,016,654
5.14% 01/29/2037(c)(e)	2,203,000	2,188,718
Fifth Third Financial Corp., 5.98%, 01/30/2030(e)	4,000	4,182
Goldman Sachs Bank USA, 5.28%, 03/18/2027(e)	29,000	29,045
HSBC Holdings PLC (United Kingdom)
5.60% 05/17/2028(e)	442,000	450,483
5.21% 08/11/2028(e)	456,000	463,591
5.29% 11/19/2030(e)	500,000	516,605
5.13% 03/03/2031(e)	600,000	615,081
5.24% 05/13/2031(e)	761,000	783,597
5.38% (SOFR + 1.57%), 05/13/2031(c)(d)	963,000	985,376
7.40% 11/13/2034(e)	506,000	575,583
5.79% 05/13/2036(e)	121,000	127,083
5.74% 09/10/2036(c)(e)	632,000	649,401
5.13% 11/06/2036(c)(e)	903,000	902,284
6.33% 03/09/2044(c)(e)	464,000	507,026
6.88% (e)(f)	623,000	643,983
7.05% (e)(f)	1,147,000	1,196,314
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(e)	590,000	609,256
JPMorgan Chase & Co.
5.57% 04/22/2028(e)	16,000	16,305
4.85% 07/25/2028(e)	3,000	3,037
4.92% 01/24/2029(e)	24,000	24,439
5.30% 07/24/2029(e)	3,000	3,089
6.09% 10/23/2029(e)	5,000	5,256
5.01% 01/23/2030(e)	3,000	3,077
5.58% 04/22/2030(e)	11,000	11,463
5.00% 07/22/2030(e)	32,000	32,852
4.60% 10/22/2030(e)	76,000	77,112
5.14% 01/24/2031(e)	68,000	70,176
5.10% 04/22/2031(c)(e)	195,000	201,172
4.26% 10/22/2031(e)	1,319,000	1,312,702
4.35% 01/22/2032(e)	1,791,000	1,786,678
5.72% 09/14/2033(e)	3,000	3,167
5.34% 01/23/2035(e)	1,000	1,030
4.81% 10/22/2036(e)	1,230,600	1,213,625
4.90% 01/22/2037(c)(e)	2,111,000	2,095,755
5.53% 11/29/2045(c)(e)	145,000	146,198
Series NN, 6.88% (e)(f)	22,000	23,251
Series OO, 6.50% (e)(f)	92,000	95,798
KeyBank N.A., 5.85%, 11/15/2027	571,000	588,509
KeyCorp
2.55% 10/01/2029	4,000	3,790
5.31% 01/28/2037(e)	955,000	956,456
Lloyds Banking Group PLC (United Kingdom)
4.43% 11/04/2031(e)	1,043,000	1,039,984
4.94% 11/04/2036(c)(e)	1,406,000	1,385,228
6.63% (e)(f)	815,000	808,936
	Principal Amount	Value
Diversified Banks-(continued)
Macquarie Bank Ltd. (Australia)
3.92% 02/03/2028(b)	$2,678,000	$2,683,569
4.19% (SOFR + 0.48%), 02/03/2028(b)(d)	2,382,000	2,384,059
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	548,000	555,780
Mitsubishi UFJ Financial Group, Inc. (Japan)
5.02% 07/20/2028(e)	479,000	486,247
5.26% 04/17/2030(e)	553,000	570,354
5.16% 04/24/2031(e)	459,000	472,582
5.18% (SOFR + 1.48%), 04/24/2031(d)	482,000	492,879
4.53% 09/12/2031(e)	954,000	958,062
5.41% 04/19/2034(e)	50,000	52,068
5.43% 04/17/2035(e)	63,000	65,206
5.57% 01/16/2036(e)	65,000	67,759
5.62% 04/24/2036(e)	188,000	196,484
5.19% 09/12/2036(c)(e)	835,000	845,097
6.35% (e)(f)	2,944,000	3,016,116
8.20% (e)(f)	1,378,000	1,513,014
Mizuho Financial Group, Inc. (Japan)
5.78% 07/06/2029(e)	570,000	592,460
5.38% 07/10/2030(c)(e)	499,000	516,652
4.71% 07/08/2031(e)	924,000	935,541
4.95% (SOFR + 1.25%), 07/08/2031(c)(d)	951,000	965,719
5.59% 07/10/2035(e)	458,000	478,011
5.32% 07/08/2036(c)(e)	715,000	733,025
Morgan Stanley Bank N.A.
4.75% 04/21/2026(c)	548,000	548,608
5.02% 01/12/2029(e)	730,000	743,824
Morgan Stanley Private Bank N.A.
4.47% 07/06/2028(c)(e)	1,283,000	1,291,417
4.21% 02/08/2030(e)	2,739,000	2,740,428
4.48% (SOFR + 0.77%), 02/08/2030(d)	6,080,000	6,082,709
4.73% 07/18/2031(e)	1,058,000	1,072,136
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(e)	67,000	70,348
National Securities Clearing Corp.
5.10% 11/21/2027(b)	596,000	609,744
5.00% 05/30/2028(b)	560,000	573,081
Nordea Bank Abp (Finland)
4.25% 08/28/2030(b)	1,628,000	1,629,204
6.30% (b)(c)(e)(f)	620,000	635,921
6.75% (b)(c)(e)(f)	707,000	726,727
Norinchukin Bank (The) (Japan), 5.09%, 10/16/2029(b)	623,000	637,733
Pinnacle Bank
5.63% 02/15/2028	730,000	745,264
5.96% 01/15/2036(e)	843,400	850,254
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
PNC Financial Services Group, Inc. (The)
6.62% 10/20/2027(e)	$7,000	$7,130
4.08% 01/26/2029(c)(e)	1,309,000	1,311,152
4.32% (SOFR + 0.62%), 01/26/2029(d)	2,161,000	2,164,853
5.58% 06/12/2029(e)	4,000	4,141
4.90% 05/13/2031(e)	329,000	336,065
5.37% 07/21/2036(e)	224,000	229,436
5.42% 01/25/2041(e)	1,214,000	1,213,335
Series V, 6.20% (e)(f)	6,000	6,096
Series W, 6.25% (e)(f)	7,000	7,236
Royal Bank of Canada (Canada)
4.41% (SOFR + 0.71%), 01/21/2027(d)	2,000	2,008
4.95% 02/01/2029	2,000	2,055
7.50% 05/02/2084(e)	448,000	471,963
6.50% 11/24/2085(e)	791,000	787,512
6.50% 05/24/2086(c)(e)	5,957,000	5,955,553
Standard Chartered PLC (United Kingdom)
6.19% 07/06/2027(b)(e)	523,000	527,621
6.75% 02/08/2028(b)(c)(e)	448,000	459,827
7.02% 02/08/2030(b)(e)	525,000	564,993
5.01% 10/15/2030(b)(c)(e)	585,000	597,506
5.24% 05/13/2031(b)(c)(e)	543,000	559,403
5.48% (SOFR + 1.68%), 05/13/2031(b)(d)	659,000	676,379
2.68% 06/29/2032(b)(e)	810,000	733,077
7.75% (b)(e)(f)	557,000	580,523
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(c)(e)(f)	1,172,000	1,211,186
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65% 03/09/2026(b)	555,000	556,101
5.65% 09/14/2026(b)	558,000	563,811
5.55% 09/14/2028(b)(c)	487,000	505,546
5.20% 03/07/2029(b)	560,000	577,134
4.35% 09/11/2030(b)(c)	828,000	830,540
5.35% 03/07/2034(b)	67,000	69,387
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(c)(e)	690,000	693,056
Toronto-Dominion Bank (The) (Canada)
4.93% 10/15/2035	518,000	516,843
8.13% 10/31/2082(e)	501,000	525,160
Truist Bank, 4.47% (SOFR + 0.77%), 07/24/2028(d)	1,794,000	1,800,090
U.S. Bancorp
5.78% 06/12/2029(e)	568,000	589,757
5.38% 01/23/2030(e)	10,000	10,352
4.48% 01/26/2032(e)	2,298,000	2,303,521
UBS AG (Switzerland)
4.29% (SOFR + 0.50%), 05/17/2027(c)(d)	2,449,000	2,452,572
5.65% 09/11/2028	474,000	494,785
	Principal Amount	Value
Diversified Banks-(continued)
Wells Fargo & Co.
5.71% 04/22/2028(e)	$13,000	$13,263
4.81% 07/25/2028(e)	3,000	3,035
5.07% (SOFR + 1.37%), 04/23/2029(d)	205,000	208,469
5.57% 07/25/2029(e)	6,000	6,209
6.30% 10/23/2029(e)	7,000	7,394
4.18% 01/23/2030(c)(e)	910,000	910,891
5.20% 01/23/2030(e)	8,000	8,239
5.15% 04/23/2031(e)	186,000	191,572
5.39% 04/24/2034(e)	1,000	1,035
5.56% 07/25/2034(e)	3,000	3,127
5.50% 01/23/2035(e)	2,000	2,076
4.96% 01/23/2037(c)(e)	1,992,000	1,976,501
5.43% 01/23/2047(e)	2,809,000	2,754,783
6.85% (e)(f)	38,000	39,765
7.63% (e)(f)	6,000	6,394
Series BB, 3.90% (e)(f)	175,000	174,895
Westpac Banking Corp. (Australia)
6.82% 11/17/2033	6,000	6,710
5.62% 11/20/2035(e)	3,000	3,095
		139,826,011
Diversified Capital Markets-0.45%
Credit Suisse Group AG (Switzerland)
4.50% (b)(e)(f)(g)(h)	332,000	94,537
5.25% (b)(e)(f)(g)(h)	271,000	77,167
Deutsche Bank AG (Germany), 4.47%, 12/10/2031(c)(e)	1,111,800	1,110,803
UBS Group AG (Switzerland)
5.43% 02/08/2030(b)(e)	527,000	544,710
4.40% 09/23/2031(b)(e)	1,220,000	1,214,189
5.01% 03/23/2037(b)(e)	761,000	752,118
5.53% 05/06/2047(b)(c)(e)	2,127,000	2,106,190
6.60% (b)(e)(f)	881,000	890,739
7.00% (b)(c)(e)(f)	671,000	682,447
7.13% (b)(e)(f)	567,000	581,266
Series 28, 9.25% (b)(e)(f)	584,000	637,922
Series 33, 9.25% (b)(e)(f)	521,000	609,598
		9,301,686
Diversified Financial Services-2.21%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
5.10% 01/19/2029	429,000	439,156
4.38% 11/15/2030	1,382,000	1,376,186
6.50% 01/31/2056(e)	514,000	528,765
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(b)	701,000	710,605
AMC East Communities LLC, 6.01%, 01/15/2053(b)	177,649	164,031
Amrize Finance US LLC
4.60% 04/07/2027	145,000	146,069
4.70% 04/07/2028	125,000	126,789
4.95% 04/07/2030	68,000	69,638
Apollo Global Management, Inc.
6.38% 11/15/2033	5,000	5,482
5.15% 08/12/2035(c)	298,000	296,882
Atlas Warehouse Lending Co. L.P.
4.63% 11/15/2028(b)	1,457,400	1,464,250
5.25% 01/15/2033(b)	1,292,300	1,294,580
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Financial Services-(continued)
Avolon Holdings Funding Ltd. (Ireland)
4.95% 01/15/2028(b)	$103,000	$104,293
6.38% 05/04/2028(b)	7,000	7,287
4.70% 01/30/2031(b)	2,289,800	2,278,105
4.95% 10/15/2032(b)	1,526,000	1,514,513
BlackRock Funding, Inc., 4.90%, 01/08/2035	7,000	7,134
Blackstone Reg Finance Co. L.L.C.
4.30% 11/03/2030(c)	551,000	549,030
4.95% 02/15/2036	344,000	340,398
Citadel Securities Global Holdings LLC
5.50% 06/18/2030(b)	750,000	770,968
6.20% 06/18/2035(b)	586,000	616,296
Corebridge Financial, Inc.
6.05% 09/15/2033	2,000	2,138
5.75% 01/15/2034	4,000	4,180
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	15,315,000	15,576,427
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	1,270,000	1,297,555
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	386,000	376,752
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/2029(b)	1,819,000	1,793,518
7.13% 04/30/2031(b)	417,000	438,677
6.13% 11/01/2032(b)	1,796,000	1,830,226
6.75% 05/01/2033(b)	3,295,000	3,428,806
LPL Holdings, Inc.
5.70% 05/20/2027	18,000	18,339
5.15% 06/15/2030	113,000	115,309
5.65% 03/15/2035	2,000	2,039
Mid-Atlantic Military Family Communities LLC, 5.30%, 08/01/2050(b)	208,920	173,912
Pacific Beacon LLC
5.38% 07/15/2026(b)	7,145	7,182
5.51% 07/15/2036(b)	500,000	495,099
Pershing Square Holdings Ltd.
3.25% 10/01/2031(b)	2,300,000	2,073,296
5.50% 10/28/2032(b)	3,138,000	3,142,149
Voya Global Funding, 4.60%, 11/24/2030(b)(c)	1,201,600	1,209,331
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	670,000	677,936
		45,473,328
Diversified Metals & Mining-0.36%
BHP Billiton Finance (USA) Ltd. (Australia)
5.10% 09/08/2028	7,000	7,200
5.25% 09/08/2030	7,000	7,290
5.25% 09/08/2033	6,000	6,210
5.75% 09/05/2055	263,000	269,373
Corp. Nacional del Cobre de Chile (Chile), 5.53%, 01/30/2037(b)(c)	3,100,000	3,119,375
Corporacion Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	674,000	679,600
	Principal Amount	Value
Diversified Metals & Mining-(continued)
Glencore Funding LLC (Australia)
4.76% (SOFR + 1.06%), 04/04/2027(b)(d)	$47,000	$47,231
4.91% 04/01/2028(b)	134,000	136,439
5.37% 04/04/2029(b)	12,000	12,418
5.19% 04/01/2030(b)	103,000	106,076
5.63% 04/04/2034(b)	6,000	6,285
5.89% 04/04/2054(b)	5,000	5,085
6.14% 04/01/2055(b)	52,000	54,528
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	806,000	814,017
Rio Tinto Finance (USA) PLC (Australia)
4.38% 03/12/2027	86,000	86,629
4.50% 03/14/2028	31,000	31,388
4.88% 03/14/2030	103,000	105,641
5.00% 03/14/2032	103,000	106,052
5.75% 03/14/2055	12,000	12,236
5.88% 03/14/2065	27,000	27,721
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (South Africa), 5.85%, 05/13/2032(b)	1,666,000	1,740,675
		7,381,469
Diversified REITs-0.01%
ERP Operating L.P., 4.95%, 06/15/2032	88,000	90,189
Fort Moore Family Communities LLC, 5.81%, 01/15/2051(b)	200,000	171,562
VICI Properties L.P.
5.75% 04/01/2034	4,000	4,129
6.13% 04/01/2054	3,000	3,008
		268,888
Diversified Support Services-0.19%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	3,415,000	3,522,231
Element Fleet Management Corp. (Canada)
6.32% 12/04/2028(b)	9,000	9,488
5.04% 03/25/2030(b)	185,000	189,089
RB Global Holdings, Inc. (Canada)
6.75% 03/15/2028(b)	53,000	54,051
7.75% 03/15/2031(b)	98,000	102,276
		3,877,135
Drug Retail-0.18%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	554,000	561,986
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	2,952,000	3,058,792
		3,620,778
Electric Utilities-2.27%
AEP Texas, Inc., 5.70%, 05/15/2034	117,000	122,222
AEP Transmission Co. LLC, 5.38%, 06/15/2035	36,000	37,041
Alabama Power Co.
5.85% 11/15/2033	3,000	3,212
Series C, 4.30% 03/15/2031	714,000	714,907
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	$250,000	$266,273
American Electric Power Co., Inc.
5.75% 11/01/2027	3,000	3,089
5.20% 01/15/2029	6,000	6,185
Series C, 5.80% 03/15/2056(e)	2,569,400	2,570,464
Series D, 6.05% 03/15/2056(e)	273,000	271,191
Arizona Public Service Co., 5.90%, 08/15/2055(c)	738,600	752,451
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	87,000	90,116
Capital Power (US Holdings), Inc. (Canada)
5.26% 06/01/2028(b)	60,000	61,211
6.19% 06/01/2035(b)	118,000	123,704
CenterPoint Energy Houston Electric LLC
4.80% 03/15/2030	58,000	59,372
5.05% 03/01/2035	43,000	43,457
Series AJ, 4.85% 10/01/2052	2,000	1,790
Consolidated Edison Co. of New York, Inc.
5.50% 03/15/2034	3,000	3,147
5.90% 11/15/2053	2,000	2,039
5.75% 11/15/2055	624,500	624,436
Constellation Energy Generation LLC
3.90% 01/08/2028(c)	1,380,000	1,378,857
6.13% 01/15/2034	3,000	3,240
6.50% 10/01/2053	2,000	2,166
5.75% 03/15/2054	5,000	4,936
5.88% 01/15/2066	500,000	488,150
Duke Energy Carolinas LLC
4.85% 03/15/2030	16,000	16,468
5.25% 03/15/2035	77,000	79,387
5.35% 01/15/2053	1,000	960
Duke Energy Corp.
4.85% 01/05/2029	8,000	8,173
5.00% 08/15/2052	2,000	1,761
Duke Energy Florida LLC, 4.20%, 12/01/2030	679,200	677,978
Duke Energy Indiana LLC, 5.40%, 04/01/2053	2,000	1,908
Electricite de France S.A. (France)
5.70% 05/23/2028(b)	336,000	347,510
6.38% 01/13/2055(b)	2,395,000	2,493,695
9.13% (b)(e)(f)	685,000	811,154
Entergy Corp.
7.13% 12/01/2054(e)	16,000	16,760
5.88% 06/15/2056(e)	3,124,000	3,128,166
Entergy Louisiana LLC, 5.15%, 09/15/2034	16,000	16,337
Entergy Texas, Inc., 5.25%, 04/15/2035	62,000	63,364
Evergy Metro, Inc.
4.95% 04/15/2033	4,000	4,073
5.13% 08/15/2035	286,000	288,994
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	580,000	582,683
	Principal Amount	Value
Electric Utilities-(continued)
Exelon Corp.
5.15% 03/15/2029	$8,000	$8,234
5.13% 03/15/2031	147,000	152,016
5.45% 03/15/2034	6,000	6,230
5.60% 03/15/2053	9,000	8,721
5.88% 03/15/2055	106,000	106,252
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	2,000	2,044
FirstEnergy Transmission LLC
4.55% 01/15/2030	45,000	45,278
5.00% 01/15/2035	15,000	15,027
Florida Power & Light Co.
4.80% 05/15/2033	3,000	3,048
4.70% 02/15/2036	1,070,000	1,057,948
5.60% 02/15/2066	1,282,500	1,261,189
Georgia Power Co., 4.95%, 05/17/2033	3,000	3,064
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	435,000	441,821
Louisville Gas and Electric Co., 5.85%, 08/15/2055	128,000	129,822
MidAmerican Energy Co.
5.35% 01/15/2034	3,000	3,128
5.85% 09/15/2054	2,000	2,053
5.30% 02/01/2055	12,000	11,414
National Rural Utilities Cooperative Finance Corp.
4.85% 02/07/2029	32,000	32,762
5.00% 02/07/2031	8,000	8,275
5.80% 01/15/2033	3,000	3,214
5.00% 08/15/2034	69,000	70,299
5.75% 04/20/2056(h)	3,880,000	3,880,000
5.95% 04/20/2056(h)	4,537,000	4,537,000
Series D, 4.15% 08/25/2028	581,000	583,969
NextEra Energy Capital Holdings, Inc.
4.90% 03/15/2029	16,000	16,396
5.05% 03/15/2030	78,000	80,451
5.45% 03/15/2035(c)	166,000	171,115
Niagara Mohawk Power Corp.
4.65% 10/03/2030(b)	771,000	776,575
5.29% 01/17/2034(b)	5,000	5,087
6.00% 07/03/2055(b)	527,000	531,580
Northern States Power Co., 5.65%, 05/15/2055	143,000	142,993
NRG Energy, Inc.
4.73% 10/15/2030(b)	1,381,000	1,381,581
5.75% 01/15/2034(b)	1,142,000	1,150,110
5.41% 10/15/2035(b)	749,000	745,999
6.00% 01/15/2036(b)	1,264,000	1,277,786
Oglethorpe Power Corp., 5.90%, 02/01/2055	5,000	4,982
Ohio Power Co., 5.65%, 06/01/2034	8,000	8,334
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	60,000	59,143
Oncor Electric Delivery Co. LLC
4.50% 03/20/2027(b)	109,000	109,898
4.65% 11/01/2029	118,000	120,114
5.65% 11/15/2033	4,000	4,236
5.80% 04/01/2055(b)	236,000	237,218
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
PacifiCorp
5.10% 02/15/2029	$8,000	$8,189
5.30% 02/15/2031	8,000	8,235
5.45% 02/15/2034	7,000	7,108
5.80% 01/15/2055	4,000	3,770
PPL Capital Funding, Inc.
5.25% 09/01/2034	7,000	7,148
Conv., 3.00% 12/01/2030(b)	1,872,000	1,896,659
PPL Electric Utilities Corp., 5.55%, 08/15/2055	157,000	155,442
Public Service Co. of Colorado, 5.25%, 04/01/2053	1,000	930
RWE Finance US LLC (Germany), 5.88%, 09/18/2055(b)	618,000	608,172
San Diego Gas & Electric Co.
5.35% 04/01/2053	6,000	5,660
5.55% 04/15/2054	27,000	26,254
Sierra Pacific Power Co., 5.90%, 03/15/2054	2,000	2,020
Southern Co. (The)
5.70% 10/15/2032	2,000	2,120
4.85% 03/15/2035	32,000	31,586
Southwestern Electric Power Co., 5.30%, 04/01/2033	2,000	2,050
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	9,000	9,255
Union Electric Co.
5.20% 04/01/2034	11,000	11,313
5.25% 04/15/2035	53,000	54,535
5.13% 03/15/2055	31,000	28,617
Virginia Electric and Power Co.
5.00% 04/01/2033	3,000	3,059
Series C, 4.90% 09/15/2035	756,000	751,755
Series D, 5.60% 09/15/2055(c)	1,037,000	1,009,775
Vistra Operations Co. LLC
5.05% 12/30/2026(b)	58,000	58,552
5.63% 02/15/2027(b)	2,098,000	2,100,482
4.60% 10/15/2030(b)	671,000	669,230
4.70% 01/31/2031(b)	1,643,000	1,641,470
7.75% 10/15/2031(b)	465,000	492,245
6.88% 04/15/2032(b)	250,000	262,813
6.95% 10/15/2033(b)	3,000	3,328
6.00% 04/15/2034(b)	7,000	7,347
5.70% 12/30/2034(b)	93,000	95,401
5.35% 01/31/2036(b)	1,183,500	1,177,689
Wisconsin Electric Power Co., 4.15%, 10/15/2030	270,000	269,204
Xcel Energy, Inc., 4.75%, 03/21/2028	35,000	35,513
		46,816,359
Electrical Components & Equipment-0.07%
EnerSys, 4.38%, 12/15/2027(b)	1,426,000	1,416,757
Regal Rexnord Corp.
6.30% 02/15/2030	3,000	3,181
6.40% 04/15/2033	4,000	4,276
		1,424,214
	Principal Amount	Value
Electronic Components-0.16%
Amphenol Corp.
3.90% 11/15/2028	$733,000	$732,970
4.13% 11/15/2030	1,356,000	1,347,967
4.40% 02/15/2033	1,237,000	1,223,171
5.00% 01/15/2035	33,000	33,466
5.38% 11/15/2054	19,000	18,506
		3,356,080
Electronic Equipment & Instruments-0.01%
Keysight Technologies, Inc., 5.35%, 07/30/2030	138,000	143,587
Electronic Manufacturing Services-0.05%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	173,000	179,284
Jabil, Inc., 4.75%, 02/01/2033	863,000	850,320
		1,029,604
Environmental & Facilities Services-0.01%
Republic Services, Inc.
4.88% 04/01/2029	9,000	9,228
5.00% 12/15/2033	3,000	3,086
5.00% 04/01/2034	3,000	3,066
Veralto Corp.
5.50% 09/18/2026	16,000	16,147
5.35% 09/18/2028	6,000	6,192
Waste Management, Inc., 5.35%, 10/15/2054(c)	99,000	96,509
		134,228
Fertilizers & Agricultural Chemicals-0.13%
Mosaic Co. (The)
4.35% 01/15/2029	1,428,000	1,432,815
4.60% 11/15/2030	1,318,000	1,322,134
		2,754,949
Financial Exchanges & Data-0.15%
Intercontinental Exchange, Inc.
3.95% 12/01/2028	854,000	854,670
4.20% 03/15/2031(c)	1,888,000	1,884,971
4.95% 06/15/2052	1,000	912
5.20% 06/15/2062	2,000	1,842
MSCI, Inc., 5.25%, 09/01/2035	264,000	265,010
Nasdaq, Inc.
5.35% 06/28/2028	3,000	3,091
5.55% 02/15/2034	3,000	3,137
5.95% 08/15/2053	2,000	2,072
6.10% 06/28/2063	2,000	2,082
		3,017,787
Food Distributors-0.09%
Bunge Ltd. Finance Corp.
4.55% 08/04/2030	1,339,000	1,349,836
5.15% 08/04/2035	348,000	353,220
Sysco Corp., 5.10%, 09/23/2030	51,000	52,645
		1,755,701
Food Retail-0.11%
Alimentation Couche-Tard, Inc. (Canada)
4.15% 09/29/2028(b)	1,578,000	1,580,250
5.08% 09/29/2035(b)(c)	649,000	650,698
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Food Retail-(continued)
Kroger Co. (The)
5.00% 09/15/2034	$40,000	$40,051
5.65% 09/15/2064	78,000	74,305
		2,345,304
Forest Products-0.03%
Georgia-Pacific LLC, 4.95%, 06/30/2032(b)(c)	151,000	155,405
Suzano Netherlands B.V. (Brazil), 5.50%, 01/15/2036	564,000	561,905
		717,310
Gas Utilities-0.09%
Atmos Energy Corp.
5.90% 11/15/2033	2,000	2,162
5.20% 08/15/2035(c)	372,000	383,096
6.20% 11/15/2053	1,000	1,080
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	2,000	2,080
Snam S.p.A. (Italy)
5.75% 05/28/2035(b)	623,000	651,330
6.50% 05/28/2055(b)	677,000	730,262
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)	169,000	172,255
Southwest Gas Corp., 5.45%, 03/23/2028	2,000	2,053
		1,944,318
Gold-0.06%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	1,061,000	1,063,432
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	146,000	155,209
		1,218,641
Health Care Distributors-0.05%
Cardinal Health, Inc.
4.50% 09/15/2030	259,200	261,265
5.45% 02/15/2034	4,000	4,159
5.15% 09/15/2035	164,200	166,449
Cencora, Inc., 5.13%, 02/15/2034	4,000	4,096
McKesson Corp.
4.25% 09/15/2029	41,000	41,261
4.95% 05/30/2032	478,000	491,806
		969,036
Health Care Equipment-0.03%
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031(c)	295,000	299,597
Smith & Nephew PLC (United Kingdom)
5.15% 03/20/2027	8,000	8,096
5.40% 03/20/2034	14,000	14,404
Stryker Corp.
4.55% 02/10/2027	25,000	25,193
4.25% 09/11/2029	47,000	47,290
4.85% 02/10/2030	133,000	136,497
5.20% 02/10/2035	174,000	178,353
		709,430
Health Care Facilities-0.09%
Adventist Health System, 5.76%, 12/01/2034	9,000	9,307
	Principal Amount	Value
Health Care Facilities-(continued)
Ascension Health
Series 2025, 4.29% 11/15/2030	$1,163,000	$1,164,397
Series 2025, 4.92% 11/15/2035	596,000	596,679
Universal Health Services, Inc.
4.63% 10/15/2029	43,000	43,268
5.05% 10/15/2034	57,000	56,018
UPMC
5.04% 05/15/2033	15,000	15,276
5.38% 05/15/2043	14,000	13,570
		1,898,515
Health Care REITs-0.03%
National Health Investors, Inc., 5.35%, 02/01/2033	160,000	160,294
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	236,000	240,049
Ventas Realty L.P., 5.00%, 02/15/2036	254,900	252,548
		652,891
Health Care Services-0.69%
Cigna Group (The), 4.50%, 09/15/2030	733,800	738,907
CommonSpirit Health
4.35% 09/01/2030	442,000	439,717
5.32% 12/01/2034	59,000	59,920
4.83% 09/01/2035	745,000	732,474
4.98% 09/01/2035	447,000	440,574
5.58% 09/01/2045	238,000	232,961
5.55% 12/01/2054	46,000	44,011
5.66% 09/01/2055(c)	209,000	203,137
CVS Health Corp.
5.00% 01/30/2029	3,000	3,066
5.25% 01/30/2031	3,000	3,096
5.00% 09/15/2032	112,000	113,883
5.45% 09/15/2035	314,000	319,620
6.75% 12/10/2054(c)(e)	1,141,000	1,186,712
7.00% 03/10/2055(c)(e)	6,273,000	6,568,402
6.20% 09/15/2055(c)	709,000	716,543
6.00% 06/01/2063	1,000	962
6.25% 09/15/2065	224,000	223,765
DaVita, Inc., 6.88%, 09/01/2032(b)	7,000	7,215
HCA, Inc.
5.00% 03/01/2028	47,000	47,894
4.30% 11/15/2030	231,000	229,819
5.45% 09/15/2034	14,000	14,376
5.75% 03/01/2035	71,000	74,282
5.90% 06/01/2053	1,000	979
6.20% 03/01/2055	69,000	70,304
Icon Investments Six DAC
5.81% 05/08/2027	623,000	634,872
5.85% 05/08/2029	521,000	543,496
6.00% 05/08/2034	440,000	462,711
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	73,000	73,126
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	26,000	16,595
Quest Diagnostics, Inc., 6.40%, 11/30/2033	3,000	3,310
		14,206,729
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Health Care Supplies-0.18%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	$645,000	$640,711
Medline Borrower L.P., 3.88%, 04/01/2029(b)	3,027,000	2,961,936
Solventum Corp.
5.45% 02/25/2027	6,000	6,087
5.40% 03/01/2029	9,000	9,330
5.60% 03/23/2034	15,000	15,601
		3,633,665
Highways & Railtracks-0.05%
Burlington Northern Santa Fe LLC
5.55% 03/15/2056	487,600	482,702
5.80% 03/15/2056(c)	296,000	303,868
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	322,909	302,132
		1,088,702
Home Improvement Retail-0.04%
Home Depot, Inc. (The)
4.90% 04/15/2029	9,000	9,261
3.95% 09/15/2030(c)	379,000	377,392
4.65% 09/15/2035(c)	344,000	340,316
Lowe’s Cos., Inc.
5.80% 09/15/2062	2,000	1,969
5.85% 04/01/2063	1,000	985
		729,923
Homebuilding-0.01%
D.R. Horton, Inc., 5.00%, 10/15/2034	19,000	19,167
Toll Brothers Finance Corp., 5.60%, 06/15/2035(c)	191,000	198,574
		217,741
Hotel & Resort REITs-0.02%
Phillips Edison Grocery Center Operating Partnership I L.P.
5.25% 08/15/2032	217,000	222,520
5.75% 07/15/2034	4,000	4,183
4.95% 01/15/2035	152,000	149,682
		376,385
Hotels, Resorts & Cruise Lines-0.23%
Carnival Corp.
7.88% 06/01/2027	82,000	85,568
7.00% 08/15/2029(b)	9,000	9,424
5.75% 03/15/2030(b)	301,000	310,098
5.88% 06/15/2031(b)	1,588,000	1,642,601
5.75% 08/01/2032(b)	1,209,000	1,243,183
Expedia Group, Inc., 5.40%, 02/15/2035	75,000	76,631
Hilton Domestic Operating Co., Inc.
5.88% 04/01/2029(b)	111,000	113,625
6.13% 04/01/2032(b)	51,000	52,834
5.75% 09/15/2033(b)	632,000	644,179
Marriott International, Inc.
4.88% 05/15/2029	6,000	6,140
4.80% 03/15/2030	46,000	46,986
5.30% 05/15/2034	4,000	4,102
5.35% 03/15/2035	19,000	19,488
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)(c)	453,000	431,262
	Principal Amount	Value
Hotels, Resorts & Cruise Lines-(continued)
Royal Caribbean Cruises Ltd.
6.25% 03/15/2032(b)	$27,000	$28,007
6.00% 02/01/2033(b)	31,000	31,965
		4,746,093
Household Appliances-0.01%
Whirlpool Corp.
6.13% 06/15/2030	99,000	99,351
6.50% 06/15/2033	198,000	195,544
		294,895
Independent Power Producers & Energy Traders-0.10%
AES Corp. (The), 5.80%, 03/15/2032	292,000	301,993
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	636,896	663,557
Vistra Corp., 7.00%(b)(e)(f)	525,000	533,205
VoltaGrid LLC, 7.38%, 11/01/2030(b)	647,000	655,655
		2,154,410
Industrial Conglomerates-0.08%
Honeywell International, Inc.
4.88% 09/01/2029	12,000	12,352
4.95% 09/01/2031	18,000	18,669
5.00% 03/01/2035	9,000	9,165
5.35% 03/01/2064	21,000	20,100
Siemens Funding B.V. (Germany)
4.60% 05/28/2030(b)	702,000	715,243
5.20% 05/28/2035(b)	405,000	418,251
5.90% 05/28/2065(b)	376,000	393,741
		1,587,521
Industrial Machinery & Supplies & Components-0.03%
Ingersoll Rand, Inc.
5.20% 06/15/2027	13,000	13,207
5.40% 08/14/2028	3,000	3,102
Nordson Corp.
5.60% 09/15/2028	3,000	3,105
5.80% 09/15/2033	3,000	3,173
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	2,000	2,086
Weir Group, Inc. (United Kingdom), 5.35%, 05/06/2030(b)	508,000	521,673
		546,346
Industrial REITs-0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	2,000	2,117
Insurance Brokers-0.10%
Arthur J. Gallagher & Co.
4.85% 12/15/2029	10,000	10,235
5.00% 02/15/2032	12,000	12,280
5.15% 02/15/2035	16,000	16,134
6.75% 02/15/2054	2,000	2,219
Marsh & McLennan Cos., Inc.
5.40% 09/15/2033	2,000	2,095
5.45% 03/15/2053	1,000	970
5.70% 09/15/2053	3,000	3,020
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Insurance Brokers-(continued)
Willis North America, Inc.
4.55% 03/15/2031	$1,102,500	$1,102,011
5.15% 03/15/2036	843,600	840,219
		1,989,183
Integrated Oil & Gas-1.09%
Ecopetrol S.A. (Colombia), 8.88%, 01/13/2033	961,000	1,033,547
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	537,000	555,258
Occidental Petroleum Corp.
6.45% 09/15/2036	4,000	4,269
4.63% 06/15/2045	217,000	174,431
4.40% 04/15/2046	149,000	118,602
Petroleos Mexicanos (Mexico)
8.75% 06/02/2029	2,253,000	2,420,468
6.63% 06/15/2035(c)	2,085,000	1,987,941
SA Global Sukuk Ltd. (Saudi Arabia)
4.13% 09/17/2030(b)	5,350,000	5,263,659
4.63% 09/17/2035(b)	2,920,000	2,818,228
Saudi Arabian Oil Co. (Saudi Arabia)
4.00% 02/02/2029(b)	2,520,000	2,505,857
4.75% 06/02/2030(b)	2,955,000	2,992,255
5.38% 06/02/2035(b)	2,425,000	2,471,732
		22,346,247
Integrated Telecommunication Services-0.74%
AT&T, Inc.
5.40% 02/15/2034	2,000	2,065
3.55% 09/15/2055	2,000	1,329
6.05% 08/15/2056	159,000	159,250
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(e)	1,258,000	1,253,266
Cipher Compute LLC, 7.13%, 11/15/2030(b)	1,887,000	1,946,744
Iliad Holding S.A.S. (France), 8.50%, 04/15/2031(b)	184,000	197,146
NTT Finance Corp. (Japan)
4.88% 07/16/2030(b)	598,000	609,909
5.50% 07/16/2035(b)(c)	487,000	503,259
TELUS Corp. (Canada)
6.63% 10/15/2055(c)(e)	540,000	552,531
6.38% 06/09/2056(c)(e)	1,238,400	1,251,645
6.63% 06/09/2056(e)	2,694,200	2,707,116
Verizon Communications, Inc.
5.25% 04/02/2035	278,000	281,721
5.00% 01/15/2036	1,006,000	994,855
5.75% 11/30/2045	1,692,000	1,682,516
5.88% 11/30/2055(c)	561,153	554,330
6.00% 11/30/2065	669,600	662,877
WULF Compute LLC, 7.75%, 10/15/2030(b)(c)	1,189,000	1,241,256
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	557,000	588,901
		15,190,716
	Principal Amount	Value
Interactive Media & Services-0.63%
Alphabet, Inc.
4.38% 11/15/2032	$148,000	$148,539
4.70% 11/15/2035	430,000	428,225
5.35% 11/15/2045	823,000	812,428
5.45% 11/15/2055	518,000	505,600
5.30% 05/15/2065	108,000	101,017
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)	1,139,000	1,154,358
Match Group Holdings II LLC, 6.13%, 09/15/2033(b)	1,068,000	1,072,708
Meta Platforms, Inc.
4.55% 08/15/2031	35,000	35,470
4.75% 08/15/2034	69,000	68,920
4.88% 11/15/2035(c)	2,353,800	2,329,142
5.40% 08/15/2054	93,000	85,768
5.63% 11/15/2055	1,759,000	1,674,900
5.75% 05/15/2063	3,000	2,853
5.55% 08/15/2064	46,000	42,264
5.75% 11/15/2065	2,841,000	2,688,446
WarnerMedia Holdings, Inc., 5.05%, 03/15/2042	2,697,000	1,901,385
		13,052,023
Internet Services & Infrastructure-1.11%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	19,977,000	20,814,475
CoreWeave, Inc.
9.25% 06/01/2030(b)(c)	1,439,000	1,418,456
9.00% 02/01/2031(b)(c)	550,000	535,429
		22,768,360
Investment Banking & Brokerage-2.36%
Brookfield Finance, Inc. (Canada), 5.33%, 01/15/2036	1,015,000	1,017,780
Charles Schwab Corp. (The)
4.34% 11/14/2031(e)	2,646,000	2,644,864
4.91% 11/14/2036(e)	2,016,000	1,998,905
Series I, 4.00% (e)(f)	224,000	223,210
Series K, 5.00% (e)(f)	5,000	5,011
Goldman Sachs Group, Inc. (The)
4.99% (SOFR + 1.29%), 04/23/2028(d)	163,000	164,412
4.15% 01/21/2029(e)	3,278,000	3,281,053
5.73% 04/25/2030(e)	16,000	16,709
5.05% 07/23/2030(e)	29,000	29,706
4.69% 10/23/2030(e)	45,000	45,619
5.21% 01/28/2031(e)	66,000	68,066
5.22% 04/23/2031(e)	189,000	194,720
4.37% 10/21/2031(e)	1,948,800	1,938,123
4.52% 01/21/2032(c)(e)	3,063,000	3,062,520
5.85% 04/25/2035(e)	3,000	3,172
5.33% 07/23/2035(e)	9,000	9,200
4.94% 10/21/2036(e)	956,600	943,632
5.07% 01/21/2037(c)(e)	1,282,000	1,276,998
5.39% 02/02/2041(e)	6,198,000	6,142,554
5.54% 01/21/2047(e)	2,151,000	2,120,117
5.73% 01/28/2056(e)	123,000	124,085
Series V, 4.13% (e)(f)	321,000	318,641
Series W, 7.50% (c)(e)(f)	2,512,000	2,659,109
Series X, 7.50% (c)(e)(f)	2,527,000	2,669,045
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Investment Banking & Brokerage-(continued)
Morgan Stanley
5.12% 02/01/2029(e)	$3,000	$3,061
4.99% 04/12/2029(e)	74,000	75,368
5.16% 04/20/2029(e)	10,000	10,221
5.45% 07/20/2029(e)	5,000	5,155
6.41% 11/01/2029(e)	8,000	8,468
4.24% 01/09/2030(e)	4,160,000	4,168,445
5.17% 01/16/2030(e)	8,000	8,215
5.04% 07/19/2030(e)	81,000	83,004
4.65% 10/18/2030(e)	68,000	68,850
5.23% 01/15/2031(e)	302,000	310,977
5.19% 04/17/2031(e)	217,000	223,442
4.49% 01/16/2032(e)	3,306,000	3,304,546
5.25% 04/21/2034(e)	3,000	3,079
5.42% 07/21/2034(e)	1,000	1,036
5.47% 01/18/2035(e)	2,000	2,070
5.83% 04/19/2035(e)	3,000	3,174
5.32% 07/19/2035(e)	4,000	4,103
5.07% 01/30/2037(e)	5,413,000	5,394,110
5.95% 01/19/2038(e)	3,000	3,139
5.31% 01/18/2041(e)	1,495,000	1,477,240
Series I, 4.36% 10/22/2031(e)	2,002,100	1,991,526
Raymond James Financial, Inc., 4.90%, 09/11/2035	441,000	436,866
		48,543,346
IT Consulting & Other Services-0.67%
International Business Machines Corp.
4.80% 02/10/2030(c)	610,000	624,151
4.30% 02/03/2031	3,848,000	3,845,933
5.20% 02/10/2035(c)	376,000	384,660
4.95% 02/03/2036	6,225,000	6,207,090
5.70% 02/10/2055(c)	335,000	330,366
5.80% 02/03/2056	2,328,000	2,322,339
		13,714,539
Leisure Facilities-0.03%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	535,000	543,613
Leisure Products-0.00%
Brunswick Corp., 5.85%, 03/18/2029	8,000	8,325
Life & Health Insurance-1.43%
200 Park Funding Trust, 5.74%, 02/15/2055(b)(c)	287,000	285,883
American National Global Funding, 5.55%, 01/28/2030(b)	12,000	12,352
American National Group, Inc.
6.00% 07/15/2035(c)	235,000	237,028
7.00% 12/01/2055(e)	1,839,000	1,858,576
Athene Global Funding, 5.58%, 01/09/2029(b)	23,000	23,690
Athene Holding Ltd.
6.25% 04/01/2054	4,000	3,897
6.63% 05/19/2055	52,000	53,217
Belrose Funding Trust II, 6.79%, 05/15/2055(b)(c)	346,000	363,030
Constellation Global Funding, 4.85%, 10/22/2030(b)	1,142,000	1,133,185
	Principal Amount	Value
Life & Health Insurance-(continued)
Corebridge Global Funding
5.90% 09/19/2028(b)	$5,000	$5,223
4.56% (SOFR + 0.86%), 12/15/2028(b)(d)	7,742,000	7,778,858
5.20% 01/12/2029(b)	32,000	32,880
5.20% 06/24/2029(b)	24,000	24,682
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(e)(f)	562,000	583,343
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	4,125,000	4,102,048
FWD Group Holdings Ltd. (Hong Kong), 5.25%, 09/22/2030(b)	582,000	585,792
GA Global Funding Trust
5.50% 01/08/2029(b)	352,000	362,279
4.50% 09/18/2030(b)	1,543,000	1,523,616
High Street Funding Trust III, 5.81%, 02/15/2055(b)	259,000	255,887
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	665,000	673,451
Lincoln Financial Global Funding, 4.63%, 08/18/2030(b)	212,000	212,983
Lincoln National Corp., 5.35%, 11/15/2035(c)	1,145,000	1,149,428
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	3,179,000	2,924,680
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	608,000	613,341
MetLife, Inc.
5.25% 01/15/2054	2,000	1,897
Series G, 6.35% 03/15/2055(e)	146,000	153,408
Nippon Life Insurance Co. (Japan)
5.95% 04/16/2054(b)(e)	582,000	603,836
6.50% 04/30/2055(b)(c)(e)	458,000	490,326
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	2,000	1,335
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	359,000	363,249
Protective Life Corp.
4.70% 01/15/2031(b)	1,023,600	1,027,855
5.35% 12/15/2035(b)	1,211,600	1,217,835
Prudential Financial, Inc., 5.20%, 03/14/2035	165,000	168,409
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	649,000	651,785
		29,479,284
Managed Health Care-0.00%
UnitedHealth Group, Inc.
5.25% 02/15/2028	2,000	2,051
5.30% 02/15/2030	2,000	2,083
5.35% 02/15/2033	3,000	3,119
5.05% 04/15/2053	2,000	1,797
5.63% 07/15/2054	8,000	7,795
5.75% 07/15/2064	18,000	17,478
		34,323
Marine Transportation-0.24%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	3,000	3,199
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Marine Transportation-(continued)
NCL Corp. Ltd.
5.88% 01/15/2031(b)(c)	$1,370,000	$1,374,401
6.25% 09/15/2033(b)(c)	773,000	777,634
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)(c)	378,000	391,551
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	2,419,000	2,453,499
		5,000,284
Metal, Glass & Plastic Containers-0.21%
Ball Corp., 5.50%, 09/15/2033	2,107,000	2,142,758
Crown Americas LLC, 5.88%, 06/01/2033(b)	806,000	824,904
Smurfit Kappa Treasury Unlimited Co. (Ireland)
5.20% 01/15/2030	700,000	721,732
5.44% 04/03/2034	558,000	576,365
		4,265,759
Movies & Entertainment-0.00%
Netflix, Inc., 5.40%, 08/15/2054	5,000	4,786
Multi-Family Residential REITs-0.00%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	5,000	5,195
Essex Portfolio L.P., 5.50%, 04/01/2034	5,000	5,153
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	15,000	14,633
Mid-America Apartments L.P., 5.30%, 02/15/2032	30,000	31,270
UDR, Inc., 5.13%, 09/01/2034	11,000	11,096
		67,347
Multi-line Insurance-0.02%
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	362,000	371,655
Multi-Utilities-0.44%
Algonquin Power & Utilities Corp. (Canada), 5.37%, 06/15/2026	13,000	13,059
Ameren Illinois Co., 4.95%, 06/01/2033	2,000	2,043
Black Hills Corp., 6.15%, 05/15/2034	5,000	5,362
CenterPoint Energy, Inc.
5.95% 04/01/2056(c)(e)	1,122,000	1,130,993
Conv., 3.00% 08/01/2028(b)	3,272,000	3,350,692
Dominion Energy, Inc.
5.38% 11/15/2032	2,000	2,082
6.00% 02/15/2056(e)	1,318,000	1,332,746
6.20% 02/15/2056(e)	822,000	825,205
DTE Electric Co.
5.20% 03/01/2034	4,000	4,132
5.85% 05/15/2055	59,000	60,786
DTE Energy Co.
4.95% 07/01/2027	32,000	32,409
5.85% 06/01/2034	5,000	5,319
ENGIE S.A. (France)
5.25% 04/10/2029(b)	566,000	585,517
5.63% 04/10/2034(b)(c)	478,000	500,439
5.88% 04/10/2054(b)(c)	314,000	318,707
	Principal Amount	Value
Multi-Utilities-(continued)
NiSource, Inc.
5.25% 03/30/2028	$3,000	$3,076
5.35% 04/01/2034	6,000	6,187
5.85% 04/01/2055(c)	103,000	102,496
Sempra
6.88% 10/01/2054(e)	22,000	22,563
6.38% 04/01/2056(e)	721,000	737,948
WEC Energy Group, Inc., 5.15%, 10/01/2027	5,000	5,093
		9,046,854
Office REITs-0.16%
Boston Properties L.P., Conv., 2.00%, 10/01/2030(b)	1,857,000	1,772,507
COPT Defense Properties L.P., 4.50%, 10/15/2030	182,000	181,715
Cousins Properties L.P.
5.38% 02/15/2032	22,000	22,711
5.88% 10/01/2034	19,000	19,834
Piedmont Operating Partnership L.P.
6.88% 07/15/2029	24,000	25,512
5.63% 01/15/2033	1,213,000	1,219,857
		3,242,136
Oil & Gas Equipment & Services-0.09%
Bristow Group, Inc., 6.75%, 02/01/2033(b)	1,863,000	1,885,702
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	2,000	1,925
		1,887,627
Oil & Gas Exploration & Production-0.23%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	161,000	169,495
Antero Resources Corp., 5.40%, 02/01/2036(c)	1,761,700	1,751,270
ConocoPhillips Co., 5.70%, 09/15/2063	2,000	1,959
Diamondback Energy, Inc.
5.20% 04/18/2027	11,000	11,155
5.15% 01/30/2030	20,000	20,572
5.90% 04/18/2064	4,000	3,823
EOG Resources, Inc.
4.40% 07/15/2028	102,000	103,232
5.35% 01/15/2036	133,000	136,598
5.95% 07/15/2055(c)	302,000	309,706
Expand Energy Corp., 5.38%, 03/15/2030	8,000	8,144
Hilcorp Energy I L.P./Hilcorp Finance Co.
6.88% 05/15/2034(b)	81,000	78,102
7.25% 02/15/2035(b)(c)	147,000	142,329
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	6,476	6,627
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	1,278,000	1,245,741
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	519,000	540,330
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	117,000	122,493
		4,651,576
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Oil & Gas Refining & Marketing-0.26%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	$929,000	$970,226
Raizen Fuels Finance S.A. (Brazil)
6.70% 02/25/2037(b)	546,000	445,331
6.95% 03/05/2054(b)	617,000	471,049
Sunoco L.P.
5.63% 03/15/2031(b)	812,000	817,358
5.88% 03/15/2034(b)	1,508,000	1,512,725
7.88% (b)(e)(f)	1,168,000	1,203,788
		5,420,477
Oil & Gas Storage & Transportation-1.62%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.
6.63% 02/01/2032(b)	301,000	312,862
5.75% 10/15/2033(b)	2,462,000	2,490,181
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	2,000	2,120
Columbia Pipelines Holding Co. LLC
6.06% 08/15/2026(b)	3,000	3,025
5.10% 10/01/2031(b)	25,000	25,430
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	69,000	65,936
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	39,000	37,989
Enbridge, Inc. (Canada)
5.70% 03/08/2033	3,000	3,147
7.63% 01/15/2083(e)	3,000	3,274
Energy Transfer L.P.
6.05% 12/01/2026	5,000	5,080
5.50% 06/01/2027	3,000	3,046
6.10% 12/01/2028	2,000	2,103
6.40% 12/01/2030	3,000	3,248
4.55% 01/15/2031	1,102,000	1,101,186
5.55% 05/15/2034	6,000	6,178
5.35% 01/15/2036(c)	1,458,000	1,456,982
5.95% 05/15/2054	4,000	3,817
8.00% 05/15/2054(c)(e)	798,000	853,206
6.05% 09/01/2054	80,000	77,492
7.13% 10/01/2054(e)	3,021,000	3,129,602
6.30% 01/15/2056	700,000	700,258
6.50% 02/15/2056(e)	3,867,000	3,868,597
Enterprise Products Operating LLC
4.30% 06/20/2028	978,000	986,654
4.60% 01/15/2031	956,600	969,002
5.20% 01/15/2036	601,000	611,715
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	165,000	170,967
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia)
5.85% 02/23/2036(b)(c)	4,380,000	4,549,547
6.13% 02/23/2038(b)	383,000	402,964
6.51% 02/23/2042(b)	970,000	1,053,361
6.10% 08/23/2042(b)	1,386,000	1,435,282
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	341,000	348,981
Kinder Morgan, Inc.
7.80% 08/01/2031	4,000	4,644
4.80% 02/01/2033	3,000	3,011
5.20% 06/01/2033	2,000	2,058
	Principal Amount	Value
Oil & Gas Storage & Transportation-(continued)
Kodiak Gas Services LLC, 6.50%, 10/01/2033(b)	$470,000	$481,634
MPLX L.P.
4.80% 02/15/2031	712,000	719,952
5.00% 01/15/2033	432,000	433,182
5.40% 09/15/2035	535,000	539,609
4.95% 03/14/2052	1,000	844
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	149,000	156,044
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	53,000	53,961
South Bow Canadian Infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055(e)	753,000	785,490
South Bow USA Infrastructure Holdings LLC (Canada)
4.91% 09/01/2027	84,000	84,923
5.03% 10/01/2029	94,000	95,466
5.58% 10/01/2034	59,000	59,533
6.18% 10/01/2054	44,000	42,382
Southern Co. Gas Capital Corp.
5.75% 09/15/2033	3,000	3,173
Series A, 4.05% 09/15/2028	103,000	103,118
Series B, 5.10% 09/15/2035	235,600	236,776
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	293,000	303,899
Venture Global LNG, Inc.
9.50% 02/01/2029(b)(c)	210,000	223,754
9.88% 02/01/2032(b)	68,000	71,939
Venture Global Plaquemines LNG LLC
7.50% 05/01/2033(b)	319,000	349,936
6.50% 01/15/2034(b)	283,000	293,830
7.75% 05/01/2035(b)	574,000	640,353
6.75% 01/15/2036(b)	170,000	178,284
Western Midstream Operating L.P.
4.80% 03/01/2031	1,577,700	1,578,812
6.15% 04/01/2033	3,000	3,172
5.45% 11/15/2034	30,000	30,212
5.50% 12/15/2035(c)	971,600	967,767
5.30% 03/01/2048	141,000	122,944
Williams Cos., Inc. (The)
5.30% 08/15/2028	8,000	8,245
4.80% 11/15/2029	41,000	41,862
5.65% 03/15/2033	2,000	2,092
5.15% 03/15/2034	6,000	6,083
5.80% 11/15/2054	28,000	27,562
6.00% 03/15/2055	83,000	84,173
		33,423,951
Other Specialty Retail-0.02%
Tractor Supply Co., 5.25%, 05/15/2033	3,000	3,096
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	344,000	345,393
		348,489
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Packaged Foods & Meats-0.12%
Campbell’s Co. (The)
5.30% 03/20/2026	$7,000	$7,011
5.20% 03/21/2029	6,000	6,159
5.40% 03/21/2034	5,000	5,087
5.25% 10/13/2054	21,000	18,858
General Mills, Inc., 5.50%, 10/17/2028	7,000	7,257
JBS NV/JBS USA Foods Group Holdings Inc./JBS USA Food Co. Holdings
6.25% 03/01/2056	853,000	862,246
6.38% 04/15/2066(c)	273,000	276,642
Mars, Inc.
4.60% 03/01/2028(b)(c)	291,000	294,927
4.80% 03/01/2030(b)(c)	83,000	84,826
5.00% 03/01/2032(b)	206,000	211,746
5.20% 03/01/2035(b)	148,000	151,583
5.65% 05/01/2045(b)	105,000	105,975
5.70% 05/01/2055(b)	131,000	130,657
5.80% 05/01/2065(b)	89,000	89,375
McCormick & Co., Inc., 4.70%, 10/15/2034	44,000	43,303
Post Holdings, Inc., 6.25%, 10/15/2034(b)(c)	82,000	82,645
		2,378,297
Paper & Plastic Packaging Products & Materials-0.03%
Cascades, Inc./Cascades USA, Inc. (Canada), 6.75%, 07/15/2030(b)(c)	309,000	320,104
Graphic Packaging International LLC, 6.38%, 07/15/2032(b)(c)	224,000	226,789
		546,893
Paper Products-0.00%
Magnera Corp., 7.25%, 11/15/2031(b)	82,000	77,565
Passenger Airlines-0.25%
American Airlines Pass-Through Trust
4.90% 05/11/2038	1,282,000	1,270,770
Series 2021-1, Class A, 2.88% 07/11/2034	3,249	2,959
Series 2021-1, Class B, 3.95% 07/11/2030	59,595	57,370
Series B, 5.65% 11/11/2034	682,000	686,838
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	207,627	207,877
AS Mileage Plan IP Ltd.
5.02% 10/20/2029(b)	36,000	36,420
5.31% 10/20/2031(b)	33,000	33,393
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	14,376	13,177
Delta Air Lines, Inc.
4.95% 07/10/2028	277,000	281,826
5.25% 07/10/2030	314,000	321,664
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	5,752	5,797
Southwest Airlines Co., 4.38%, 11/15/2028	2,199,000	2,211,459
	Principal Amount	Value
Passenger Airlines-(continued)
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88% 10/15/2027	$1,628	$1,670
Series 24-A, 5.88% 02/15/2037	33,793	35,112
Series AA, 5.45% 02/15/2037	26,069	26,772
		5,193,104
Passenger Ground Transportation-0.04%
Uber Technologies, Inc.
4.30% 01/15/2030	112,000	112,417
4.15% 01/15/2031	611,800	606,688
4.80% 09/15/2035(c)	150,000	148,481
		867,586
Personal Care Products-0.00%
Coty Inc./HFC Prestige Products Inc./ HFC Prestige International US LLC, 5.60%, 01/15/2031(b)	2,000	2,026
Pharmaceuticals-1.38%
AstraZeneca Finance LLC (United Kingdom)
4.85% 02/26/2029	18,000	18,473
4.90% 02/26/2031	50,000	51,687
Bristol-Myers Squibb Co.
5.75% 02/01/2031	9,000	9,613
5.90% 11/15/2033	2,000	2,175
Eli Lilly and Co.
4.70% 02/09/2034	2,000	2,022
5.00% 02/09/2054	12,000	11,100
5.55% 10/15/2055	297,800	298,386
5.10% 02/09/2064	92,000	84,381
5.20% 08/14/2064	9,000	8,402
5.65% 10/15/2065	249,000	249,127
EMD Finance LLC (Germany)
4.13% 08/15/2028(b)	655,000	657,363
4.38% 10/15/2030(b)	5,707,000	5,716,148
4.63% 10/15/2032(b)	1,465,000	1,468,459
Merck & Co., Inc.
4.30% (SOFR + 0.57%), 03/15/2029(d)	1,650,000	1,655,598
4.30% 05/17/2030	8,000	8,071
4.15% 03/15/2031	3,614,000	3,601,775
4.45% 12/04/2032	679,000	680,874
4.75% 12/04/2035(c)	1,799,000	1,784,303
4.90% 05/17/2044	5,000	4,699
5.55% 12/04/2055(c)	1,460,000	1,435,503
5.15% 05/17/2063	1,000	912
5.70% 12/04/2065	1,373,000	1,353,922
Novartis Capital Corp.
4.20% 09/18/2034	79,000	77,187
4.70% 09/18/2054	73,000	64,864
Pfizer, Inc.
4.20% 11/15/2030(c)	1,530,000	1,534,199
4.50% 11/15/2032	1,716,000	1,721,958
5.60% 11/15/2055(c)	1,462,000	1,453,705
5.70% 11/15/2065	1,587,000	1,565,492
Takeda U.S. Financing, Inc.
5.20% 07/07/2035(c)	671,000	679,547
5.90% 07/07/2055(c)	669,000	679,647
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Teva Pharmaceuticals Finance Netherlands B.V. (Israel), 6.00%, 12/01/2032	$1,046,000	$1,095,723
Zoetis, Inc., 4.15%, 08/17/2028	383,000	385,297
		28,360,612
Property & Casualty Insurance-0.09%
American International Group, Inc., 4.85%, 05/07/2030	63,000	64,559
Asurion LLC and Asurion Co-Issuer, Inc., 8.38%, 02/01/2034(b)	702,000	710,354
CNA Financial Corp., 5.20%, 08/15/2035	585,000	586,812
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	40,000	40,349
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	159,000	161,235
Travelers Cos., Inc. (The)
5.05% 07/24/2035	69,000	69,938
5.45% 05/25/2053	1,000	982
5.70% 07/24/2055(c)	172,000	175,259
		1,809,488
Rail Transportation-0.03%
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035(c)	65,000	66,914
TTX Co., 5.05%, 11/15/2034(b)	597,000	610,188
		677,102
Real Estate Development-0.06%
Essential Properties L.P., 5.40%, 12/01/2035	145,200	145,751
Prologis Targeted U.S. Logistics Fund L.P.
4.25% 01/15/2031(b)(c)	544,000	540,016
4.75% 01/15/2036(b)	631,000	615,000
		1,300,767
Regional Banks-0.57%
Citizens Financial Group, Inc.
5.30% 01/29/2036(e)	386,500	388,422
5.64% 05/21/2037(e)	3,000	3,063
Huntington Bancshares, Inc.
4.62% 01/28/2032(c)(e)	4,822,000	4,831,044
5.61% 01/28/2041(e)	2,636,000	2,624,246
Pinnacle Financial Partners, Inc., 6.17%, 11/01/2030(e)	24,000	25,024
Regions Financial Corp., 5.72%, 06/06/2030(e)	18,000	18,808
Truist Financial Corp., 4.60%, 01/27/2032(c)(e)	2,067,000	2,072,726
Zions Bancorp. N.A.
4.70% 08/18/2028(e)	1,288,000	1,291,405
6.82% 11/19/2035(e)	541,000	573,904
		11,828,642
Reinsurance-0.33%
Global Atlantic (Fin) Co.
6.75% 03/15/2054(b)	21,000	21,417
7.95% 10/15/2054(b)(e)	784,000	810,985
7.25% 03/01/2056(b)(e)	1,876,000	1,891,974
	Principal Amount	Value
Reinsurance-(continued)
RenaissanceRe Holdings Ltd. (Bermuda), 5.75%, 06/05/2033	$2,915,000	$3,047,102
RGA Global Funding, 5.00%, 08/25/2032(b)	1,052,000	1,062,139
		6,833,617
Renewable Electricity-0.04%
Idaho Power Co., 5.20%, 08/15/2034	16,000	16,453
Southern Power Co.
Series A, 4.25% 10/01/2030	484,000	482,964
Series B, 4.90% 10/01/2035	394,000	387,323
		886,740
Restaurants-0.19%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	385,000	391,996
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	929,000	975,915
McDonald’s Corp.
4.80% 08/14/2028	18,000	18,374
4.60% 05/15/2030	103,000	104,824
4.40% 02/12/2031	1,407,000	1,417,464
4.95% 08/14/2033	10,000	10,292
4.95% 03/03/2035	57,000	57,586
5.00% 02/13/2036(c)	963,000	971,208
		3,947,659
Retail REITs-0.07%
Agree L.P., 5.63%, 06/15/2034	6,000	6,283
Brixmor Operating Partnership L.P.
4.85% 02/15/2033	191,000	190,730
5.75% 02/15/2035	4,000	4,188
Kimco Realty OP LLC
4.85% 03/01/2035	15,000	14,905
5.30% 02/01/2036	288,000	294,660
Kite Realty Group L.P.
4.95% 12/15/2031	16,000	16,245
5.50% 03/01/2034	3,000	3,088
NNN REIT, Inc.
5.60% 10/15/2033	3,000	3,134
5.50% 06/15/2034	6,000	6,205
Realty Income Corp.
2.20% 06/15/2028	2,000	1,923
5.63% 10/13/2032	2,000	2,120
4.50% 02/01/2033	781,000	773,992
5.13% 04/15/2035	27,000	27,449
5.38% 09/01/2054	6,000	5,798
Regency Centers L.P.
5.00% 07/15/2032	86,000	87,906
5.25% 01/15/2034	3,000	3,080
5.10% 01/15/2035	6,000	6,073
Simon Property Group L.P., 4.75%, 09/26/2034	66,000	65,478
		1,513,257
Self-Storage REITs-0.04%
Americold Realty Operating Partnership L.P.
5.60% 05/15/2032	144,000	145,960
5.41% 09/12/2034	39,000	38,252
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Self-Storage REITs-(continued)
Extra Space Storage L.P.
5.70% 04/01/2028	$2,000	$2,064
4.95% 01/15/2033	267,000	268,649
5.40% 02/01/2034	4,000	4,095
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	7,000	7,020
Prologis L.P.
4.88% 06/15/2028	3,000	3,068
4.75% 01/15/2031(c)	240,000	245,252
5.13% 01/15/2034	3,000	3,068
5.00% 03/15/2034	11,000	11,177
5.00% 01/31/2035	19,000	19,191
5.25% 05/15/2035	101,000	103,804
5.25% 03/15/2054	35,000	33,398
Public Storage Operating Co., 5.35%, 08/01/2053	4,000	3,868
		888,866
Semiconductors-1.86%
AP Grange Holdings LLC, 6.50%, 03/20/2045(b)(h)	10,153,000	11,184,879
Broadcom, Inc.
5.05% 07/12/2027	19,000	19,343
5.05% 07/12/2029	30,000	30,913
5.15% 11/15/2031	103,000	106,807
5.20% 07/15/2035	216,000	220,801
4.80% 02/15/2036	734,000	724,817
4.90% 02/15/2038	581,000	568,927
Foundry JV Holdco LLC
5.90% 01/25/2030(b)	1,241,000	1,301,556
5.50% 01/25/2031(b)	1,190,000	1,233,150
6.15% 01/25/2032(b)	1,253,000	1,335,088
5.90% 01/25/2033(b)	1,202,000	1,261,775
5.88% 01/25/2034(b)	1,140,000	1,179,472
6.25% 01/25/2035(b)	927,000	986,813
6.10% 01/25/2036(b)	845,000	890,160
6.20% 01/25/2037(b)	707,000	747,920
6.40% 01/25/2038(b)	697,000	747,042
6.30% 01/25/2039(b)	419,000	446,565
Kioxia Holdings Corp. (Japan)
6.25% 07/24/2030(b)	550,000	568,679
6.63% 07/24/2033(b)	533,000	557,043
Micron Technology, Inc.
5.30% 01/15/2031	7,000	7,273
6.05% 11/01/2035	57,000	61,280
SK hynix, Inc. (South Korea)
4.25% 09/11/2028(b)	5,344,000	5,366,258
4.38% 09/11/2030(b)(c)	8,809,000	8,830,573
		38,377,134
Single-Family Residential REITs-0.00%
American Homes 4 Rent L.P.
2.38% 07/15/2031	2,000	1,786
5.50% 07/15/2034	17,000	17,390
5.25% 03/15/2035	19,000	19,055
		38,231
Soft Drinks & Non-alcoholic Beverages-0.08%
Coca-Cola Co. (The), 5.40%, 05/13/2064	47,000	45,617
	Principal Amount	Value
Soft Drinks & Non-alcoholic Beverages-(continued)
PepsiCo, Inc.
4.10% 01/15/2029	$702,000	$707,152
4.60% 02/07/2030	159,000	162,619
5.00% 02/07/2035	9,000	9,225
5.00% 07/23/2035	667,000	678,825
		1,603,438
Sovereign Debt-1.83%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036(b)	881,000	985,451
Benin Sukuk S.A. (Benin), 6.20%, 01/29/2033(b)	1,611,000	1,604,032
Colombia Government International Bond (Colombia)
5.38% 01/21/2029	6,862,000	6,836,267
6.13% 01/21/2031	2,279,500	2,275,625
6.50% 01/21/2033	1,899,000	1,883,713
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt)
6.38% 04/07/2029(b)	1,138,000	1,154,765
7.95% 10/07/2032(b)	373,000	392,523
Guatemala Government Bond (Guatemala)
6.05% 08/06/2031(b)	3,287,000	3,414,306
6.55% 02/06/2037(b)	1,315,000	1,402,250
6.88% 08/15/2055(b)	582,000	622,757
Israel Government International Bond (Israel), 5.00%, 01/13/2036	100,500	99,045
Kuwait International Government Bond (Kuwait), 4.14%, 10/09/2030(b)	1,845,000	1,835,326
Mexico Government International Bond (Mexico)
4.75% 03/22/2031	3,992,000	3,936,312
5.38% 03/22/2033	738,000	729,329
6.63% 01/29/2038	1,618,000	1,685,875
6.75% 02/09/2056	1,809,000	1,787,473
Series 10, 5.63% 09/22/2035	1,731,000	1,698,976
Romanian Government International Bond (Romania)
6.63% 02/17/2028(b)	1,832,000	1,910,585
5.88% 01/30/2029(b)(c)	3,084,000	3,186,773
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	232,000	233,754
		37,675,137
Specialized Consumer Services-0.08%
Rentokil Terminix Funding LLC
5.00% 04/28/2030(b)	823,000	838,551
5.63% 04/28/2035(b)	781,000	805,472
		1,644,023
Specialty Chemicals-0.20%
OCP S.A. (Morocco)
6.10% 04/30/2030(b)	1,527,000	1,590,533
6.70% 03/01/2036(b)	163,000	173,086
Sherwin-Williams Co. (The)
4.30% 08/15/2028	1,160,000	1,168,486
4.50% 08/15/2030	387,000	390,632
5.15% 08/15/2035(c)	307,000	311,758
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Specialty Chemicals-(continued)
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	$185,000	$201,902
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033(b)	361,000	363,078
		4,199,475
Steel-0.32%
Cleveland-Cliffs, Inc.
6.88% 11/01/2029(b)	502,000	522,001
7.63% 01/15/2034(b)	3,665,000	3,840,982
POSCO Holdings, Inc. (South Korea)
5.13% 05/07/2030(b)	1,381,000	1,415,093
5.75% 05/07/2035(b)	860,000	900,137
		6,678,213
Systems Software-0.16%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	1,000,000	957,534
Oracle Corp.
4.45% 09/26/2030(c)	745,900	728,369
6.25% 11/09/2032	3,000	3,132
4.90% 02/06/2033	2,000	1,927
4.70% 09/27/2034	53,000	49,213
5.20% 09/26/2035(c)	364,000	347,092
5.88% 09/26/2045	570,000	512,920
6.90% 11/09/2052	2,000	1,964
5.38% 09/27/2054	75,000	60,308
6.00% 08/03/2055	50,000	43,805
5.95% 09/26/2055(c)	398,000	351,274
5.50% 09/27/2064	131,000	103,915
6.13% 08/03/2065	97,000	84,713
		3,246,166
Technology Hardware, Storage & Peripherals-0.00%
Hewlett Packard Enterprise Co.
5.00% 10/15/2034	39,000	38,418
5.60% 10/15/2054	69,000	63,192
		101,610
Tobacco-0.14%
B.A.T. Capital Corp. (United Kingdom)
5.83% 02/20/2031	16,000	16,992
4.63% 03/22/2033(c)	418,000	414,350
6.00% 02/20/2034	4,000	4,283
7.08% 08/02/2043	1,000	1,123
7.08% 08/02/2053	2,000	2,264
	Principal Amount	Value
Tobacco-(continued)
Philip Morris International, Inc.
4.75% 02/12/2027	$16,000	$16,159
4.38% 11/01/2027	75,000	75,748
4.88% 02/15/2028	6,000	6,115
4.13% 04/28/2028	22,000	22,114
5.25% 09/07/2028	7,000	7,223
3.88% 10/27/2028	781,000	780,507
4.88% 02/13/2029	22,000	22,528
4.63% 11/01/2029	100,000	101,794
4.38% 04/30/2030	158,000	158,987
4.00% 10/29/2030	564,000	558,129
5.13% 02/13/2031	8,000	8,288
4.75% 11/01/2031	77,000	78,471
5.75% 11/17/2032	3,000	3,204
5.38% 02/15/2033	7,000	7,288
5.63% 09/07/2033	4,000	4,234
5.25% 02/13/2034	17,000	17,555
4.90% 11/01/2034(c)	100,000	100,648
4.88% 04/30/2035	98,000	97,976
4.63% 10/29/2035(c)	421,000	411,333
		2,917,313
Trading Companies & Distributors-0.11%
Air Lease Corp., Series B, 4.65%(e)(f)	619,000	618,159
Ferguson Enterprises, Inc.
4.35% 03/15/2031(c)	657,000	654,809
5.00% 10/03/2034	20,000	20,128
Mitsubishi Corp. (Japan)
5.00% 07/02/2029(b)	548,000	562,038
5.13% 07/17/2034(b)(c)	448,000	459,319
		2,314,453
Transaction & Payment Processing Services-0.00%
Mastercard, Inc., 4.85%, 03/09/2033	3,000	3,075
Water Utilities-0.01%
American Water Capital Corp., 5.70%, 09/01/2055	231,000	230,290
Wireless Telecommunication Services-0.08%
T-Mobile USA, Inc.
4.95% 11/15/2035	683,000	677,321
5.65% 01/15/2053	2,000	1,926
6.00% 06/15/2054	1,000	1,014
5.88% 11/15/2055	92,000	91,458
5.70% 01/15/2056(c)	817,000	789,850
		1,561,569
Total U.S. Dollar Denominated Bonds & Notes (Cost $807,647,092)		814,202,628
U.S. Government Sponsored Agency Mortgage-Backed Securities-32.23%
Collateralized Mortgage Obligations-2.53%
Freddie Mac Military Housing Bonds Resecuritization Trust Ctfs., Series 2015-R1, Class B1, 5.25%, 11/25/2055(b)(i)	868,693	779,460
Freddie Mac Multifamily Structured Pass-Through Ctfs.
5.00%, 11/25/2028	4,625,965	4,752,456
4.43%, 02/25/2033(i)	6,000,000	6,042,046
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
Series 2017-K066, Class AM, 3.20%, 06/25/2027	$250,000	$247,917
Series 2017-KGX1, Class AFX, 3.00%, 10/25/2027	1,000,000	984,990
Series 2018-K074, Class AM, 3.60%, 02/25/2028	1,000,000	994,243
Series 2018-K154, Class A3, 3.46%, 11/25/2032(i)	1,000,000	952,906
Series K-161, Class A2, 4.90%, 10/25/2033(i)	10,000,000	10,335,784
Series K-162, Class A2, 5.15%, 12/25/2033(i)	15,000,000	15,756,261
Series K-164, Class A2, 5.00%, 05/25/2034	10,000,000	10,396,818
Freddie Mac STRIPS, 0.00%, 09/15/2030(j)	350,000	291,749
Seasoned Credit Risk Transfer Trust
Series 2017-3, Class HT, 3.25%, 07/25/2056	231,064	207,787
Series 2017-4, Class HT, 3.25%, 06/25/2057	338,014	309,204
		52,051,621
Federal Home Loan Mortgage Corp. (FHLMC)-2.40%
0.00%, 12/14/2029(j)	150,000	129,244
3.55%, 10/01/2033	444,939	421,823
3.00%, 10/01/2034	152,179	147,509
4.50%, 04/01/2035 to 04/01/2035	25,674,580	25,600,571
4.00%, 11/01/2048 to 07/01/2049	208,291	201,802
3.50%, 08/01/2049	1,350,747	1,267,496
6.00%, 06/01/2053 to 08/01/2054	15,354,305	15,957,582
5.50%, 07/01/2053	5,596,563	5,749,320
		49,475,347
Federal National Mortgage Association (FNMA)-1.66%
2.82%, 10/01/2029	461,424	445,109
2.90%, 11/01/2029	471,286	453,892
3.93%, 12/01/2030	10,000,000	9,926,435
3.08%, 10/01/2032	734,176	684,540
3.31%, 01/01/2033	948,501	895,299
2.50%, 10/01/2034 to 12/01/2034	1,521,802	1,450,490
4.69%, 04/01/2035	4,500,000	4,579,117
4.68%, 09/01/2035	6,140,000	6,204,934
3.50%, 05/01/2047 to 06/01/2047	1,341,467	1,267,880
4.00%, 11/01/2047	58,443	57,114
3.00%, 09/01/2049 to 10/01/2049	2,427,796	2,197,964
5.50%, 09/01/2053	5,910,303	6,063,568
		34,226,342
Government National Mortgage Association (GNMA)-3.81%
4.00%, 07/20/2049	33,837	32,435
TBA, 2.00%, 02/01/2056(k)	4,826,634	4,015,448
TBA, 2.50%, 02/01/2056(k)	22,332,321	19,347,137
TBA, 4.50%, 02/01/2056(k)	16,096,070	15,720,730
TBA, 5.00%, 02/01/2056(k)	14,603,000	14,602,949
TBA, 5.50%, 02/01/2056(k)	13,902,317	14,056,343
TBA, 6.00%, 03/01/2056(k)	10,552,000	10,757,072
		78,532,114
Uniform Mortgage-Backed Securities-21.83%
TBA, 1.50%, 02/01/2041(k)	8,760,000	7,908,888
TBA, 2.00%, 02/01/2041 to 02/01/2056(k)	80,070,914	65,505,508
	Principal Amount	Value
Uniform Mortgage-Backed Securities-(continued)
TBA, 4.50%, 02/01/2041 to 02/01/2056(k)	$39,242,014	$38,648,570
TBA, 5.00%, 02/01/2041 to 02/01/2056(k)	70,922,860	71,025,267
TBA, 2.50%, 02/01/2056(k)	71,669,860	60,846,653
TBA, 3.00%, 02/01/2056(k)	58,972,549	52,279,140
TBA, 3.50%, 02/01/2056(k)	34,135,382	31,577,499
TBA, 4.00%, 02/01/2056(k)	71,351,694	68,152,640
TBA, 5.50%, 02/01/2056(k)	22,327,376	22,641,450
TBA, 6.00%, 02/01/2056(k)	13,736,340	14,067,876
TBA, 6.50%, 02/01/2056(k)	16,240,000	16,819,819
		449,473,310
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $662,956,768)		663,758,734

Asset-Backed Securities-22.81%
AGL CLO 17 Ltd. (Cayman Islands), Series 2022-17A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(d)	4,125,000	4,126,848
AGL CLO 29 Ltd. (Jersey), Series 2024-29A, Class A1, 5.24% (3 mo. Term SOFR + 1.57%), 04/21/2037(b)(d)	6,019,000	6,032,519
ALA Trust, Series 2025-OANA, Class B, 5.52% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(d)	4,039,000	4,075,767
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	4,460,000	4,366,806
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(i)	29,530	28,978
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	127,663	123,135
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	109,287	106,069
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(i)	824,553	721,102
Series 2022-1, Class A1, 3.88%, 12/25/2066(b)	2,013,212	1,921,649
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	557,764	562,127
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	2,563,117	2,582,934
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	2,598,153	2,626,725
Series 2024-8, Class A1, 5.34%, 05/27/2069(b)	6,729,815	6,778,559
Series 2025-2, Class A1, 5.64%, 02/25/2070(b)	881,427	891,651
Series 2025-HB1, Class A1, 5.50% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(d)	669,979	675,099
Apidos CLO XXV (Cayman Islands), Series 2016-25A, Class A1R3, 4.81% (3 mo. Term SOFR + 1.14%), 01/20/2037(b)(d)	3,677,000	3,687,682
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

Avis Budget Rental Car Funding (AESOP) LLC
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	$718,000	$734,267
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	2,738,000	2,813,451
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	2,024,000	2,023,018
Series 2025-3A, Class B, 4.46%, 02/20/2030(b)	1,054,000	1,054,629
Series 2025-3A, Class C, 4.95%, 02/20/2030(b)	433,700	433,286
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	4,525,000	4,496,910
Series 2025-4A, Class B, 4.77%, 02/20/2032(b)	1,972,000	1,961,958
Series 2025-4A, Class C, 5.26%, 02/20/2032(b)	862,000	856,197
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2021-1A, Class AR, 4.61% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(d)	2,267,000	2,267,746
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	1,020,000	1,046,820
Bayview MSR Opportunity Master Fund Trust
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(i)	1,461,107	1,283,295
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(i)	1,461,107	1,230,154
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(i)	1,261,143	1,144,211
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(i)	1,592,001	1,397,148
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(i)	1,942,600	1,635,491
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 4.07% (1 mo. Term SOFR + 0.39%), 11/25/2036(d)	60,174	59,497
Benchmark Mortgage Trust, Series 2026-V20, Class AM, 5.44%, 02/15/2059	2,030,000	2,094,949
Benefit Street Partners CLO XXIII Ltd. (Cayman Islands), Series 2021-23A, Class A1R, 4.77% (3 mo. Term SOFR + 1.10%), 04/25/2034(b)(d)	5,795,000	5,803,154
Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Series 2021-25A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(d)	5,715,000	5,717,880
BRAVO Residential Funding Trust
Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(i)	73,180	72,066
Series 2021-NQM2, Class A2, 1.28%, 03/25/2060(b)(i)	240,319	236,740
Buckhorn Park CLO Ltd. (Cayman Islands), Series 2019-1A, Class ARR, 4.74% (3 mo. Term SOFR + 1.07%), 07/18/2034(b)(d)	3,826,000	3,829,378
	Principal Amount	Value

BX Commercial Mortgage Trust
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(b)(i)	$3,115,000	$3,176,471
Series 2024-VLT5, Class B, 5.99%, 11/13/2046(b)(i)	1,995,000	2,048,955
BX Trust
Series 2022-LBA6, Class B, 4.98% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(d)	1,285,000	1,285,808
Series 2022-LBA6, Class C, 5.28% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(d)	690,000	690,532
Series 2025-VLT6, Class B, 5.57% (1 mo. Term SOFR + 1.89%), 03/15/2042(b)(d)	4,375,000	4,383,932
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2016- 1A, Class A1R3, 4.76% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(d)	2,500,000	2,501,175
CarMax Auto Owner Trust, Series 2024-1, Class A3, 4.92%, 10/16/2028	3,114,814	3,138,812
Cedar Funding XI CLO Ltd. (Cayman Islands), Series 2019-11A, Class A1R2, 4.85% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(d)	4,839,214	4,846,739
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	65,981	60,650
Citigroup Mortgage Loan Trust
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(i)	1,482,032	1,247,772
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(i)	1,927,902	1,960,515
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	2,021,711	2,053,654
Clover CLO LLC, Series 2021-3A, Class AR, 4.74% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(d)	6,000,000	6,006,660
COLT Mortgage Loan Trust
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(i)	1,075,300	1,000,408
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)	1,215,202	1,171,805
Series 2025-8, Class A1, 5.48%, 08/25/2070(b)	2,401,419	2,431,340
Credit Suisse Mortgage Capital Trust
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(i)	296,281	271,244
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(i)	185,868	168,263
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(i)	1,318,816	1,293,187
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(i)	1,160,000	1,090,855
Cross Mortgage Trust, Series 2024- H8, Class A1, 5.55%, 12/25/2069(b)(i)	6,498,416	6,569,935
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	1,459,000	1,333,893
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

DB Master Finance LLC
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	$1,510,000	$1,510,307
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	1,160,000	1,161,017
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(b)	1,279,088	1,284,770
Domino’s Pizza Master Issuer LLC
Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	1,920,000	1,859,730
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	3,281,775	3,300,390
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	2,822,925	2,843,228
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(i)	77,820	76,008
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(i)	202,835	179,217
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(i)	1,097,322	986,748
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	1,494,481	1,500,551
Series 2025-NQM2, Class A1, 5.60%, 06/25/2070(b)(i)	7,552,022	7,654,020
Elmwood CLO 15 Ltd., Series 2022- 2A, Class A1R, 4.82% (3 mo. Term SOFR + 1.15%), 04/22/2035(b)(d)	2,280,000	2,282,125
Empower CLO Ltd. (Cayman Islands), Series 2024-1A, Class A1, 5.27% (3 mo. Term SOFR + 1.60%), 04/25/2037(b)(d)	2,575,000	2,582,081
Enterprise Fleet Financing LLC
Series 2024-2, Class A2, 5.74%, 12/20/2026(b)	236,474	237,194
Series 2024-2, Class A3, 5.61%, 04/20/2028(b)	440,000	447,271
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	515,000	531,446
Flagstar Mortgage Trust
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(i)	2,215,898	2,007,915
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(i)	787,792	718,559
Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(d)	8,896,000	8,898,678
GCAT Trust
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(i)	109,650	108,226
Series 2024-INV1, Class 2A2, 6.50%, 01/25/2054(b)(i)	5,157,110	5,287,298
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	2,917,838	2,958,807
Series 2025-NQM4, Class A1A, 5.53%, 06/25/2070(b)	3,617,732	3,667,615
GGP Trust, Series 2026-TY, Class A, 4.67%, 03/05/2043(b)(i)	3,005,000	3,005,000
	Principal Amount	Value

Goldentree Loan Management US CLO 1 Ltd. (Cayman Islands), Series 2017-1A, Class A1R3, 4.64% (3 mo. Term SOFR + 0.97%), 04/20/2034(b)(d)	$1,539,000	$1,539,508
Goldentree Loan Management US CLO 11 Ltd. (Cayman Islands), Series 2021-11A, Class AR, 4.75% (3 mo. Term SOFR + 1.08%), 10/20/2034(b)(d)	3,090,000	3,091,307
GoldenTree Loan Management US CLO 8 Ltd. (Cayman Islands), Series 2020-8A, Class ARR, 4.82% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(d)	5,223,000	5,229,853
Golub Capital Partners CLO 53(B) Ltd. (Cayman Islands), Series 2021-53A, Class AR, 4.65% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(d)	5,796,000	5,797,837
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(i)	3,181,122	2,883,029
Series 2025-HE1, Class A1, 5.25% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(d)	1,609,342	1,619,336
Hertz Vehicle Financing III L.P.
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	2,694,000	2,651,499
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	286,000	281,467
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	1,179,074	1,195,893
Invitation Homes Trust, Series 2024- SFR1, Class A, 4.00%, 09/17/2041(b)	4,182,835	4,117,959
IP Mortgage Trust, Series 2025-IP, Class A, 5.25%, 06/10/2042(b)(i)	5,716,000	5,823,613
J.P. Morgan Mortgage Trust, Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(i)	3,538,716	3,580,921
JP Morgan Mortgage Trust
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(i)	1,883,639	1,622,162
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(i)	4,193,754	4,230,601
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(i)	1,800,037	1,819,566
Juniper Valley Park CLO Ltd. (Jersey), Series 2023-1A, Class ARR, 4.75% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(d)	4,090,000	4,100,507
KKR CLO 15 Ltd. (Cayman Islands), Series 15, Class A1R2, 4.77% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(d)	3,247,841	3,249,416
Life Mortgage Trust, Series 2021- BMR, Class C, 4.89% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(d)	53,400	53,141
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

Madison Park Funding XXXIII Ltd. (Cayman Islands), Series 2019-33A, Class AR, 4.96% (3 mo. Term SOFR + 1.29%), 10/15/2032(b)(d)	$2,033,860	$2,037,330
Mello Mortgage Capital Acceptance Trust
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(i)	817,780	740,636
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(i)	879,161	794,482
Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 01/20/2039(b)	1,460,000	1,470,626
Metronet Infrastructure Issuer LLC
Series 2025-1A, Class A2, 6.01%, 07/20/2055(h)	2,750,000	2,819,544
Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	1,190,000	1,202,478
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(i)	2,835,963	2,617,017
MILE Trust
Series 2025-STNE, Class A, 5.18% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(d)	4,695,000	4,707,723
Series 2025-STNE, Class B, 5.38% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(d)	1,425,000	1,429,136
Series 2025-STNE, Class C, 5.78% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(d)	1,200,000	1,203,927
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/2052	1,580,000	1,505,958
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(i)	7,234,908	7,335,902
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	5,991,739	6,070,734
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	84,468	81,758
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(i)	342,895	325,190
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(i)	1,162,280	1,106,657
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	803,961	816,837
Series 2025-NQM2, Class A1, 5.57%, 04/25/2065(b)	8,299,539	8,422,422
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	1,310,000	1,316,000
Oaktree CLO Ltd. (Cayman Islands), Series 2021-2A, Class AR, 4.64% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(d)	6,445,000	6,440,405
OBX Trust
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(i)	1,495,487	1,298,969
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(i)	1,327,527	1,217,297
	Principal Amount	Value

Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)	$1,415,000	$1,306,669
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	1,529,341	1,535,424
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(i)	982,670	991,941
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(i)	926,638	840,860
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2025-2A, Class A1, 4.61% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(d)	4,583,290	4,587,631
Pikes Peak CLO 6 (Cayman Islands), Series 2020-6A, Class ARR, 4.81% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(d)	4,742,000	4,744,371
Planet Fitness Master Issuer LLC
Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	4,100,000	4,137,204
Series 2025-1A, Class A2II, 5.65%, 12/06/2055(b)	3,300,000	3,305,895
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(i)	1,362,634	1,388,841
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(i)	4,426,646	4,501,529
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	6,383,003	6,664,513
Rate Mortgage Trust
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(i)	1,866,837	1,895,787
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(i)	1,550,007	1,575,628
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(i)	6,111,669	6,146,466
RCKT Mortgage Trust
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	2,826,726	2,860,418
Series 2025-CES7, Class A1A, 5.38%, 07/25/2055(b)	1,369,600	1,384,788
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(i)	2,758	2,748
RR 16 Ltd. (Cayman Islands), Series 2021-16A, Class A1R, 4.72% (3 mo. Term SOFR + 1.05%), 07/15/2036(b)(d)	2,910,000	2,911,862
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(i)	2,123,136	2,018,465
Shackleton CLO Ltd. (Cayman Islands), Series 2015-7RA, Class ARR, 4.77% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(d)	171,948	172,006
Signal Peak CLO 1 Ltd., Series 2014- 1A, Class AR4, 4.75% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(d)	6,080,000	6,090,652
Signal Peak CLO 4 Ltd. (Cayman Islands), Series 2017-4A, Class AR2, 4.79% (3 mo. Term SOFR + 1.12%), 10/26/2034(b)(d)	6,145,000	6,153,228
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

Sonic Capital LLC
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	$3,431,484	$3,401,350
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	1,760,267	1,646,195
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	1,798,534	1,565,921
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(i)	485,719	459,935
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	9,088	8,796
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(i)	191,590	184,447
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(i)	1,804,182	1,611,230
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(i)	1,376,801	1,250,211
Store Master Funding I-VII, Series 2016-1A, Class A2, 4.32%, 10/20/2046(b)	409,609	405,751
Subway Funding LLC
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	3,527,350	3,626,782
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	2,024,375	2,052,704
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	6,776,225	6,921,913
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	3,964,813	3,915,633
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	5,011,563	4,994,050
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	3,071,125	3,063,794
Switch ABS Issuer LLC, Series 2025- 2A, Class A21, 5.12%, 10/25/2055(b)	1,800,000	1,797,223
Symphony CLO XVI Ltd. (Cayman Islands), Series 2015-16A, Class ARR, 4.87% (3 mo. Term SOFR + 1.20%), 10/15/2031(b)(d)	296,271	296,644
Symphony CLO XX Ltd. (Cayman Islands), Series 2018-20A, Class AR2, 4.77% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(d)	1,135,610	1,139,530
Symphony CLO XXI Ltd. (Cayman Islands), Series 2019-21A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(d)	2,712,941	2,714,737
Symphony CLO XXII Ltd. (Cayman Islands), Series 2020-22A, Class A1AR, 4.85% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(d)	2,705,682	2,707,005
Symphony CLO XXIII Ltd. (Cayman Islands), Series 2020-23A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(d)	1,856,713	1,857,627
Taco Bell Funding LLC
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	2,320,000	2,313,631
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	1,230,000	1,231,120
	Principal Amount	Value

Textainer Marine Containers VII Ltd. (China), Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	$998,200	$945,369
Thayer Park, CLO Ltd., Series 2017- 1A, Class A1RR, 4.67% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(d)	2,850,000	2,855,130
TierPoint Issuer LLC
Series 2025-1A, Class A2, 6.15%, 04/26/2055(b)	4,120,000	4,183,457
Series 2025-2A, Class A2, 6.40%, 04/26/2055(b)	3,221,000	3,245,787
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	891,201	849,955
Tricon Residential Trust, Series 2025- SFR1, Class A, 4.78% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(d)	4,619,653	4,623,855
VDCM Commercial Mortgage Trust
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(i)	4,760,000	4,813,534
Series 2025-AZ, Class C, 6.03%, 07/13/2044(b)(i)	800,000	814,845
Series 2025-AZ, Class D, 6.43%, 07/13/2044(b)(i)	4,657,000	4,761,785
Verus Securitization Trust
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(i)	558,869	512,938
Series 2021-2, Class A1, 1.03%, 02/25/2066(b)(i)	781,712	719,800
Series 2021-7, Class A1, 2.83%, 10/25/2066(b)	1,399,361	1,300,817
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(i)	224,198	218,170
Series 2022-1, Class A1, 3.72%, 01/25/2067(b)	1,104,181	1,051,691
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(i)	2,154,932	2,166,016
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	67,979	66,167
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class XA, IO, 1.12%, 01/15/2059(l)	26,577	1
Wendy’s Funding LLC, Series 2019- 1A, Class A2II, 4.08%, 06/15/2049(b)	439,948	430,904
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/2035(b)(i)	3,098,000	3,147,935
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class B, 4.28%, 10/15/2057(i)	307,000	297,737
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 01/20/2035(b)(d)	9,140,000	9,157,075
Zaxby’s Funding LLC
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	4,106,500	3,919,160
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	1,182,000	1,210,755
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

Zayo Issuer LLC
Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	$7,989,000	$8,214,381
Series 2025-3A, Class A2, 5.57%, 10/20/2055(b)	2,703,000	2,728,569
Total Asset-Backed Securities (Cost $472,625,960)		469,788,332
U.S. Treasury Securities-18.01%
U.S. Treasury Bills-0.88%(m)
3.53%–4.15%, 05/14/2026(n)	18,253,000	18,070,924
U.S. Treasury Bonds-5.49%
4.63%, 11/15/2045	10,650,100	10,359,719
4.75%, 08/15/2055	105,018,600	102,737,727
		113,097,446
U.S. Treasury Notes-11.64%
3.38%, 12/31/2027	44,763,400	44,635,754
3.50%, 01/15/2029	32,338,600	32,246,385
3.63%, 12/31/2030	46,322,200	45,963,926
3.88%, 12/31/2032	13,142,100	13,027,107
4.00%, 11/15/2035	106,069,500	103,906,677
		239,779,849
Total U.S. Treasury Securities (Cost $373,043,099)		370,948,219
Variable Rate Senior Loan Interests-1.61%(o)(p)
Aerospace & Defense-0.05%
TransDigm, Inc., Term Loan M, 6.17% (1 mo. Term SOFR+ 2.50%), 08/30/2032	1,024,100	1,024,490
Passenger Airlines-0.22%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 6.92% (3 mo. Term SOFR+ 3.25%), 05/07/2032	4,461,585	4,475,528
Restaurants-0.94%
Raising Cane’s Restaurants LLC
Term Loan, 5.69% (1 mo. Term SOFR+ 2.00%), 11/03/2032	10,755,000	10,741,610
Term Loan B, 5.67% (1 mo. Term SOFR+ 2.00%), 09/10/2031	8,515,284	8,506,428
		19,248,038
Wireless Telecommunication Services-0.40%
X Corp., Term Loan B, 9.50%, 10/27/2029	8,000,000	8,294,000
Total Variable Rate Senior Loan Interests (Cost $32,713,215)		33,042,056
	Shares
Exchange-Traded Funds-1.31%
Invesco Core Fixed Income ETF(q)	96,500	2,449,672
Invesco High Yield Bond Factor ETF(c)(q)	178,200	4,042,467
Invesco High Yield Select ETF(c)(q)	9,000	231,345
Invesco Short Duration Total Return Bond ETF(q)	803,300	20,235,127
Total Exchange-Traded Funds (Cost $26,899,860)		26,958,611
	Principal Amount	Value
Municipal Obligations-0.61%
Illinois (State of), Series 2010-1, GO Bonds, (INS - AGI), 6.63%, 02/01/2035(r)	$153,846	$162,294
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB, 6.57%, 07/01/2045	255,000	276,206
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development), Series 2024 B, RB, 9.00%, 04/01/2053(b)	12,000,000	12,007,504
Total Municipal Obligations(s) (Cost $12,520,914)		12,446,004
	Shares
Preferred Stocks-0.41%
Aerospace & Defense-0.04%
Boeing Co. (The), Conv. Pfd., 6.00%, 10/15/2027	12,000	896,640
Diversified Banks-0.09%
Citigroup, Inc., Series II, Pfd., 6.25%	71,150	1,785,154
Diversified Financial Services-0.14%
Apollo Global Management, Inc., Pfd., 7.63%, 09/15/2053(e)	111,250	2,932,550
Electric Utilities-0.02%
Southern Co. (The), Series A, Conv. Pfd., 7.13%, 12/15/2028	7,000	358,750
Regional Banks-0.12%
M&T Bank Corp., Series J, Pfd., 7.50%	91,792	2,466,451
Total Preferred Stocks (Cost $7,804,800)		8,439,545
	Principal Amount
Agency Credit Risk Transfer Notes-0.15%
Fannie Mae Connecticut Avenue Securities
Series 2023-R02, Class 1M1, 6.00% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(d)(t)	$408,716	417,658
Series 2025-R04, Class 1A1, 4.70% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(d)(t)	1,956,594	1,959,363
Freddie Mac
Series 2023-DNA1, Class M1, STACR®, 5.80% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(d)(u)	300,362	304,056
Series 2025-DNA4, Class A1, STACR®, 4.60% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(d)(u)	474,813	475,232
Total Agency Credit Risk Transfer Notes (Cost $3,140,484)		3,156,309

U.S. Government Sponsored Agency Securities-0.12%
Fannie Mae STRIPS
0.00%, 05/15/2029(j)	450,000	398,581
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount		Value

0.00%, 01/15/2030(j)		$1,300,000	$1,120,473
0.00%, 05/15/2030(j)		850,000	720,050
Tennessee Valley Authority
5.38%, 04/01/2056(c)		100,000	101,392
4.25%, 09/15/2065(c)		250,000	205,972
Total U.S. Government Sponsored Agency Securities (Cost $2,189,019)			2,546,468
Non-U.S. Dollar Denominated Bonds & Notes-0.02%(v)
Drug Retail-0.02%
Boots Group Finco L.P. (United Kingdom), 5.38%, 08/31/2032(b) (Cost $465,900)	EUR	400,000	491,987
	Shares
Options Purchased-0.05%
(Cost $1,084,164)†			929,190
Money Market Funds-7.81%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(q)(w) (Cost $160,867,202)		160,867,202	160,867,202
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-124.68% (Cost $2,563,958,477)			2,567,575,285
	Principal Amount	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.45%
Invesco Private Government Fund, 3.65%(q)(w)(x)	36,931,253	$36,931,253
Invesco Private Prime Fund, 3.80%(q)(w)(x)	95,916,019	95,944,794
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $132,876,047)		132,876,047
TOTAL INVESTMENTS IN SECURITIES-131.13% (Cost $2,696,834,524)		2,700,451,332
OTHER ASSETS LESS LIABILITIES-(31.13)%		(641,071,060)
NET ASSETS-100.00%		$2,059,380,272
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
Conv.	-Convertible
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
EUR	-Euro
GO	-General Obligation
INS	-Insurer
IO	-Interest Only
Pfd.	-Preferred
RB	-Revenue Bonds
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
STRIPS	-Separately Traded Registered Interest and Principal Security
TBA	-To Be Announced

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $849,702,477, which represented 41.26% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2026.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at January 31,
2026 was $171,704, which represented less than 1% of the Fund’s Net Assets.

(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2026.

(j)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(k)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(l)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
January 31, 2026.

(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	All or a portion of the value was pledged as collateral to cover margin requirements for futures contracts.
(o)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(p)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured
Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Invesco Core Fixed Income ETF	$229,338	$2,226,460	$-	$(6,126)	$-	$2,449,672	$12,495
Invesco High Yield Bond Factor ETF	2,510,551	1,525,501	-	6,415	-	4,042,467	56,065
Invesco High Yield Select ETF	231,371	-	(630)	(26)	630	231,345	3,697
Invesco Short Duration Total Return Bond ETF	7,866,368	12,315,294	-	53,465	-	20,235,127	206,021
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	609,249,307	(448,382,105)	-	-	160,867,202	725,202
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,601,272	79,673,731	(76,343,750)	-	-	36,931,253	333,587 *
Invesco Private Prime Fund	96,659,440	155,679,093	(156,393,739)	813	(813)	95,944,794	907,360 *
Total	$141,098,340	$860,669,386	$(681,120,224)	$54,541	$(183)	$320,701,860	$2,244,427

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(r)	Principal and/or interest payments are secured by the bond insurance company listed.
(s)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(t)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(u)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(v)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(w)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
†	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value*	Value
Equity Risk
S&P 500 Index	Call	05/15/2026	47	$7,050	$33,135,000	$929,190

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,606	March-2026	$334,838,454	$(301,748)	$(301,748)
See accompanying notes which are an integral part of this schedule.

Invesco Total Return Bond ETF (GTO)—(continued)
January 31, 2026
(Unaudited)
Open Futures Contracts—(continued)
Long Futures Contracts—(continued)	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury Long Bonds	71	March-2026	$8,173,875	$(26,137)	$(26,137)
U.S. Treasury Ultra Bonds	248	March-2026	29,124,500	(175,360)	(175,360)
Subtotal—Long Futures Contracts				(503,245)	(503,245)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	302	March-2026	(32,896,766)	(2,464)	(2,464)
U.S. Treasury 10 Year Notes	1,134	March-2026	(126,813,094)	763,645	763,645
U.S. Treasury 10 Year Ultra Notes	640	March-2026	(73,060,000)	280,719	280,719
Subtotal—Short Futures Contracts				1,041,900	1,041,900
Total Futures Contracts				$538,655	$538,655

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
4/28/2026	Canadian Imperial Bank of Commerce	GBP	375,000	USD	506,147	$(8,384)
4/28/2026	Goldman Sachs International	EUR	355,000	USD	418,779	(5,276)
Total Forward Foreign Currency Contracts						$(13,660)

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Ultra Short Duration ETF (GSY)
January 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-57.47%
Aerospace & Defense-0.34%
L3Harris Technologies, Inc., 5.40%, 01/15/2027	$11,141,000	$11,297,224
Agricultural & Farm Machinery-0.72%
John Deere Capital Corp.
4.17% (SOFR + 0.44%), 03/06/2026(b)	12,000,000	12,003,700
4.23% (SOFR + 0.50%), 03/06/2028(b)(c)	12,000,000	12,054,640
		24,058,340
Agricultural Products & Services-0.36%
Cargill, Inc., 4.42% (SOFR + 0.61%), 02/11/2028(b)(d)	12,000,000	12,029,367
Application Software-0.14%
Roper Technologies, Inc., 4.25%, 09/15/2028	1,524,000	1,532,969
Synopsys, Inc., 4.55%, 04/01/2027	3,000,000	3,021,984
		4,554,953
Asset Management & Custody Banks-1.38%
Ares Capital Corp., 7.00%, 01/15/2027	13,829,000	14,202,398
Blue Owl Capital Corp.
3.40% 07/15/2026	8,000,000	7,957,218
2.63% 01/15/2027	9,500,000	9,305,614
Golub Capital BDC, Inc., 2.05%, 02/15/2027	11,000,000	10,726,489
Golub Capital Private Credit Fund, 5.45%, 08/15/2028(d)	2,453,000	2,469,705
State Street Corp., 4.54%, 04/24/2028(e)	1,719,000	1,733,299
		46,394,723
Automobile Manufacturers-3.83%
American Honda Finance Corp.
4.42% (SOFR + 0.72%), 10/05/2026(b)	10,000,000	10,027,204
4.57% (SOFR + 0.87%), 07/09/2027(b)	12,000,000	12,064,895
4.55% (SOFR + 0.82%), 03/03/2028(b)	12,000,000	12,029,397
Daimler Truck Finance North America LLC (Germany)
4.30% 08/12/2027(d)	5,015,000	5,040,772
5.13% 09/25/2027(d)	5,905,000	6,007,562
Hyundai Capital America
4.88% 06/23/2027(d)	8,590,000	8,684,705
5.28% 06/24/2027(d)	16,000,000	16,260,308
Mercedes-Benz Finance North America LLC (Germany)
4.48% (SOFR + 0.78%), 04/01/2027(b)(d)	12,000,000	12,049,388
4.65% 04/01/2027(d)	4,000,000	4,035,436
Toyota Motor Credit Corp.
4.15% (SOFR + 0.45%), 04/10/2026(b)	12,000,000	12,007,174
4.58% (SOFR + 0.77%), 08/07/2026(b)	5,000,000	5,014,866
Volkswagen Group of America Finance LLC (Germany)
4.53% (SOFR + 0.83%), 03/20/2026(b)(d)	15,000,000	15,007,229
4.85% (SOFR + 1.06%), 08/14/2026(b)(d)	5,000,000	5,016,881
4.45% 09/11/2027(d)	5,600,000	5,619,889
		128,865,706
	Principal Amount	Value
Automotive Parts & Equipment-0.22%
BMW US Capital LLC (Germany), 4.60% (SOFR + 0.80%), 08/13/2026(b)(d)	$7,207,000	$7,229,333
Broadline Retail-0.73%
Amazon.com, Inc., 3.90%, 11/20/2028(c)	13,889,000	13,941,597
eBay, Inc.
1.40% 05/10/2026	5,250,000	5,215,415
4.25% 03/06/2029	5,514,000	5,537,681
		24,694,693
Commercial & Residential Mortgage Finance-0.50%
Aviation Capital Group LLC
4.75% 04/14/2027(d)	2,904,000	2,920,891
4.25% 04/30/2029(d)	1,941,000	1,934,459
Nationwide Building Society (United Kingdom), 4.77% (SOFR + 1.07%), 07/14/2029(b)(d)	12,000,000	12,066,103
		16,921,453
Computer & Electronics Retail-0.08%
Dell International LLC/EMC Corp., 6.02%, 06/15/2026	2,800,000	2,808,203
Construction Machinery & Heavy Transportation Equipment-0.73%
Caterpillar Financial Services Corp.
4.22% (SOFR + 0.53%), 07/07/2027(b)(c)	14,000,000	14,074,625
Series K, 4.10% 08/15/2028	10,480,000	10,566,565
		24,641,190
Consumer Finance-0.83%
Capital One Financial Corp., 4.93%, 05/10/2028(e)	7,000,000	7,074,040
General Motors Financial Co., Inc.
5.00% 07/15/2027	4,000,000	4,051,013
4.87% (SOFR + 1.17%), 04/04/2028(b)	16,800,000	16,857,908
		27,982,961
Data Processing & Outsourced Services-0.30%
Concentrix Corp., 6.65%, 08/02/2026	10,000,000	10,096,872
Diversified Banks-17.98%
Australia and New Zealand Banking Group Ltd. (Australia), 4.31% (SOFR + 0.59%), 12/08/2028(b)(c)(d)	5,854,000	5,873,826
Bank of America Corp.
3.71% 04/24/2028(e)	11,250,000	11,205,459
4.62% 05/09/2029(e)	4,033,000	4,087,535
Bank of America N.A., 5.53%, 08/18/2026	12,000,000	12,094,542
Bank of Montreal (Canada), 4.87% (SOFR + 1.16%), 12/11/2026(b)	10,000,000	10,073,921
Bank of Nova Scotia (The) (Canada), 1.35%, 06/24/2026(c)	11,500,000	11,391,050
Barclays PLC (United Kingdom)
5.83% 05/09/2027(e)	12,000,000	12,054,855
6.50% 09/13/2027(e)	12,000,000	12,173,547
4.34% 01/10/2028	5,200,000	5,214,602
Canadian Imperial Bank of Commerce (Canada)
4.92% (SOFR + 1.22%), 10/02/2026(b)	10,000,000	10,063,744
4.64% (SOFR + 0.93%), 09/11/2027(b)	10,000,000	10,030,346
4.52% (SOFR + 0.80%), 09/08/2028(b)	10,000,000	10,024,293
4.51% (SOFR + 0.80%), 01/29/2030(b)	20,000,000	20,049,947
Citibank N.A., 5.49%, 12/04/2026	9,783,000	9,908,742
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Citigroup, Inc., 4.64%, 05/07/2028(e)	$12,000,000	$12,093,484
Citizens Bank N.A., 4.19%, 01/29/2029(e)	8,800,000	8,815,709
Cooperatieve Rabobank U.A. (Netherlands), 4.35% (SOFR + 0.59%), 05/27/2027(b)	10,715,000	10,757,360
Credit Agricole S.A. (France)
4.92% (SOFR + 1.21%), 09/11/2028(b)(d)	6,000,000	6,043,476
4.83% (SOFR + 1.13%), 01/09/2029(b)(d)	7,000,000	7,047,765
Fifth Third Bank N.A., 4.51% (SOFR + 0.81%), 01/28/2028(b)	6,366,000	6,379,677
HSBC USA, Inc., 4.70% (SOFR + 0.97%), 06/03/2028(b)	7,826,000	7,890,719
Huntington National Bank (The), 4.42% (SOFR + 0.72%), 04/12/2028(b)	8,276,000	8,283,457
ING Groep N.V. (Netherlands), 1.73%, 04/01/2027(c)(e)	6,750,000	6,726,457
JPMorgan Chase & Co.
4.90% (SOFR + 1.20%), 01/23/2028(b)	5,556,000	5,594,701
2.95% 02/24/2028(e)	6,000,000	5,936,720
4.62% (SOFR + 0.92%), 04/22/2028(b)	10,000,000	10,058,265
3.54% 05/01/2028(e)	8,866,000	8,821,131
Lloyds Banking Group PLC (United Kingdom), 5.40% (SOFR + 1.56%), 08/07/2027(b)	9,474,000	9,533,087
Macquarie Bank Ltd. (Australia)
4.92% (SOFR + 1.20%), 12/07/2026(b)(d)	6,213,000	6,260,973
4.19% (SOFR + 0.48%), 02/03/2028(b)(d)	8,642,000	8,649,469
Mitsubishi UFJ Financial Group, Inc. (Japan), 1.64%, 10/13/2027(e)	5,553,000	5,463,455
Mizuho Markets Cayman L.P. (Japan), 4.64% (SOFR + 0.85%), 08/14/2026(b)	10,000,000	10,029,258
Morgan Stanley Bank N.A.
4.38% (SOFR + 0.69%), 10/15/2027(b)	10,000,000	10,018,740
4.78% (SOFR + 1.08%), 01/14/2028(b)	10,000,000	10,068,867
Morgan Stanley Private Bank N.A., 4.46% (SOFR + 0.77%), 07/06/2028(b)	8,363,000	8,389,682
National Bank of Canada (Canada)
4.57% (SOFR + 0.80%), 08/20/2026(b)	10,000,000	10,001,558
4.73% (SOFR + 1.03%), 07/02/2027(b)	5,797,000	5,810,086
5.60% 07/02/2027(e)	7,000,000	7,045,443
4.17% 01/20/2029(c)(e)	12,699,000	12,730,411
PNC Bank N.A.
4.54% 05/13/2027(e)	8,371,000	8,382,656
4.43% (SOFR + 0.73%), 07/21/2028(b)	3,159,000	3,167,509
PNC Financial Services Group, Inc. (The)
5.10% 07/23/2027(e)	13,200,000	13,271,450
4.32% (SOFR + 0.62%), 01/26/2029(b)	8,163,000	8,177,554
Royal Bank of Canada (Canada)
4.65% (SOFR + 0.95%), 01/19/2027(b)	8,333,000	8,385,805
4.42% (SOFR + 0.72%), 10/18/2027(b)	15,000,000	15,049,409
4.50% 08/06/2029(e)	9,600,000	9,703,805
Santander UK Group Holdings PLC (United Kingdom), 6.53%, 01/10/2029(e)	12,500,000	13,052,320
Societe Generale S.A. (France), 5.11% (SOFR + 1.41%), 04/13/2029(b)(d)	12,000,000	12,104,906
Sumitomo Mitsui Financial Group, Inc. (Japan), 4.11%, 01/15/2029	7,305,000	7,308,029
	Principal Amount	Value
Diversified Banks-(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.20% 03/07/2027(d)	$4,372,000	$4,434,934
4.47% (SOFR + 0.75%), 09/11/2028(b)(d)	2,163,000	2,171,920
Svenska Handelsbanken AB (Sweden), 4.51% (SOFR + 0.74%), 05/23/2028(b)(d)	7,826,000	7,871,276
Swedbank AB (Sweden)
5.08% (SOFR + 1.38%), 06/15/2026(b)(d)	15,000,000	15,067,858
6.14% 09/12/2026(d)	4,065,000	4,118,718
Toronto-Dominion Bank (The) (Canada)
4.78% (SOFR + 1.08%), 07/17/2026(b)	12,500,000	12,548,227
4.70% (SOFR + 1.00%), 10/20/2026(b)	9,800,000	9,802,472
4.53% (SOFR + 0.82%), 01/31/2028(b)	10,550,000	10,609,716
4.66% (SOFR + 0.91%), 06/02/2028(b)	12,000,000	12,084,550
Truist Bank
4.47% (SOFR + 0.77%), 07/24/2028(b)	11,709,000	11,748,745
4.36% (SOFR + 0.66%), 01/27/2029(b)	20,000,000	19,994,286
U.S. Bank N.A., 4.70% (SOFR + 0.91%), 05/15/2028(b)	12,000,000	12,062,745
Wells Fargo & Co.
4.48% (SOFR + 0.78%), 01/24/2028(b)	8,953,000	8,978,399
4.77% (SOFR + 1.07%), 04/22/2028(b)	10,000,000	10,056,278
2.39% 06/02/2028(e)	12,000,000	11,752,983
		604,602,909
Diversified Capital Markets-0.42%
Deutsche Bank AG (Germany), 4.91% (SOFR + 1.21%), 01/10/2029(b)	14,000,000	14,100,544
Diversified Metals & Mining-0.87%
BHP Billiton Finance (USA) Ltd. (Australia), 5.25%, 09/08/2026	14,815,000	14,944,101
Glencore Funding LLC (Australia)
4.45% (SOFR + 0.75%), 10/01/2026(b)(d)	6,429,000	6,442,770
4.76% (SOFR + 1.06%), 04/04/2027(b)(d)	5,682,000	5,709,974
Rio Tinto Finance (USA) PLC (Australia), 4.38%, 03/12/2027	2,089,000	2,104,285
		29,201,130
Diversified Support Services-0.25%
Element Fleet Management Corp. (Canada), 6.27%, 06/26/2026(d)	8,433,000	8,494,169
Electric Utilities-1.20%
Evergy Missouri West, Inc., 5.15%, 12/15/2027(d)	5,191,000	5,286,910
National Rural Utilities Cooperative Finance Corp., 4.52% (SOFR + 0.82%), 09/16/2027(b)	10,000,000	10,067,103
NextEra Energy Capital Holdings, Inc., 4.51% (SOFR + 0.80%), 02/04/2028(b)	8,796,000	8,849,763
Pinnacle West Capital Corp.
4.53% (SOFR + 0.82%), 06/10/2026(b)	15,294,000	15,316,692
4.90% 05/15/2028	779,000	793,541
		40,314,009
Electronic Components-0.45%
Amphenol Corp., 4.34% (SOFR + 0.53%), 11/15/2027(b)	15,000,000	15,040,617
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Fertilizers & Agricultural Chemicals-0.21%
Nutrien Ltd. (Canada), 4.50%, 03/12/2027	$7,165,000	$7,207,305
Health Care Services-0.30%
CVS Health Corp., 5.00%, 02/20/2026	10,235,000	10,237,325
Home Improvement Retail-0.14%
Home Depot, Inc. (The), 5.15%, 06/25/2026	4,505,000	4,530,628
Hotels, Resorts & Cruise Lines-0.06%
Marriott International, Inc., 4.20%, 07/15/2027	2,051,000	2,058,495
Integrated Telecommunication Services-0.72%
AT&T, Inc., 2.30%, 06/01/2027	7,000,000	6,859,024
NTT Finance Corp. (Japan), 4.78% (SOFR + 1.08%), 07/16/2028(b)(d)	7,000,000	7,073,265
Verizon Communications, Inc., 4.49% (SOFR + 0.79%), 03/20/2026(b)	10,134,000	10,141,004
		24,073,293
Interactive Media & Services-0.13%
Alphabet, Inc., 4.33% (SOFR + 0.52%), 11/15/2028(b)	4,364,000	4,400,221
Investment Banking & Brokerage-2.97%
Charles Schwab Corp. (The), 4.32% (SOFR + 0.52%), 05/13/2026(b)	5,251,000	5,254,395
Citigroup Global Markets Holdings Inc., 4.22% (SOFR + 0.50%), 01/06/2027(b)	15,100,000	15,098,620
Goldman Sachs Group, Inc. (The)
1.43% 03/09/2027(e)	13,000,000	12,964,911
4.94% 04/23/2028(e)	15,925,000	16,099,402
Jefferies Financial Group, Inc.
4.75% 08/11/2026(c)	13,269,000	13,269,159
4.50% 09/15/2026(c)	15,000,000	15,043,518
Morgan Stanley
4.72% (SOFR + 1.02%), 04/13/2028(b)	10,000,000	10,054,471
5.08% (SOFR + 1.38%), 04/12/2029(b)	12,000,000	12,170,624
		99,955,100
Leisure Products-0.30%
Hasbro, Inc., 3.55%, 11/19/2026(c)	10,000,000	9,972,687
Life & Health Insurance-10.23%
Athene Global Funding
5.62% 05/08/2026(d)	12,000,000	12,047,929
1.61% 06/29/2026(d)	12,000,000	11,879,863
4.79% (SOFR + 1.03%), 08/27/2026(b)(d)	10,000,000	10,031,334
2.95% 11/12/2026(d)	5,000,000	4,956,031
4.52% (SOFR + 0.83%), 01/07/2027(b)(d)	10,000,000	10,020,359
5.52% 03/25/2027(d)	12,711,000	12,903,611
Brighthouse Financial Global Funding, 5.55%, 04/09/2027(d)	8,150,000	8,255,128
CNO Global Funding, 4.88%, 12/10/2027(d)	4,918,000	4,981,780
Corebridge Global Funding
5.75% 07/02/2026(d)	6,336,000	6,384,104
5.00% (SOFR + 1.30%), 09/25/2026(b)(d)	10,000,000	10,066,239
4.44% (SOFR + 0.75%), 01/07/2028(b)(d)	10,000,000	10,004,765
4.25% 08/21/2028(d)	3,653,000	3,664,728
	Principal Amount	Value
Life & Health Insurance-(continued)
Equitable America Global Funding
3.95% 09/15/2027(d)	$6,263,000	$6,256,042
4.30% 12/15/2028(d)	15,000,000	15,067,113
F&G Global Funding
5.88% 06/10/2027(d)	7,514,000	7,672,376
4.65% 09/08/2028(d)	3,209,000	3,232,062
4.50% 01/09/2029(d)	16,129,000	16,135,659
GA Global Funding Trust
4.40% 09/23/2027(d)	20,700,000	20,778,392
5.50% 01/08/2029(d)	8,072,000	8,307,717
Jackson National Life Global Funding
5.55% 07/02/2027(d)	6,719,000	6,853,103
4.67% (SOFR + 0.97%), 01/14/2028(b)(d)	4,000,000	4,023,255
MassMutual Global Funding II
4.48% (SOFR + 0.77%), 01/29/2027(b)(d)	10,700,000	10,747,049
4.44% (SOFR + 0.74%), 04/09/2027(b)(d)	10,000,000	10,053,140
4.39% (SOFR + 0.68%), 08/01/2028(b)(d)	6,000,000	6,020,871
Met Tower Global Funding
5.40% 06/20/2026(d)	12,000,000	12,069,310
4.00% 01/14/2029(d)	11,539,000	11,522,420
New York Life Global Funding
4.37% (SOFR + 0.67%), 04/02/2027(b)(d)	15,000,000	15,062,917
4.40% 04/25/2028(d)	4,434,000	4,483,965
Northwestern Mutual Global Funding, 4.43% (SOFR + 0.66%), 08/25/2028(b)(d)	8,750,000	8,774,852
Pacific Life Global Funding II
4.30% (SOFR + 0.60%), 03/27/2026(b)(c)(d)	9,750,000	9,756,386
4.35% (SOFR + 0.62%), 06/04/2026(b)(d)	6,420,000	6,429,058
4.75% (SOFR + 1.05%), 07/28/2026(b)(d)	12,500,000	12,550,908
4.45% 05/01/2028(d)	11,321,000	11,452,962
Principal Financial Group, Inc., 4.11%, 02/15/2028(d)	3,120,000	3,119,243
Principal Life Global Funding II
5.00% 01/16/2027(d)	3,000,000	3,032,125
4.25% 08/18/2028(d)	5,217,000	5,236,132
Protective Life Global Funding, 4.56% (SOFR + 0.85%), 09/11/2028(b)(d)	12,855,000	12,901,111
Reliance Standard Life Global Funding II, 5.24%, 02/02/2026(d)	7,125,000	7,125,000
		343,859,039
Multi-line Insurance-0.42%
Metropolitan Life Global Funding I, 4.15%, 08/25/2028(c)(d)	3,920,000	3,939,890
USAA Capital Corp., 5.25%, 06/01/2027(d)	10,000,000	10,199,502
		14,139,392
Oil & Gas Refining & Marketing-0.05%
Phillips 66, 1.30%, 02/15/2026	1,799,000	1,796,686
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Oil & Gas Storage & Transportation-2.12%
Enbridge, Inc. (Canada)
5.90% 11/15/2026	$8,300,000	$8,418,240
5.25% 04/05/2027	4,666,000	4,731,962
4.60% 06/20/2028	3,485,000	3,534,109
4.20% 11/20/2028	5,769,000	5,787,378
Energy Transfer L.P., 5.55%, 02/15/2028	15,000,000	15,433,868
Kinder Morgan, Inc., 1.75%, 11/15/2026	12,698,000	12,487,801
MPLX L.P., 1.75%, 03/01/2026	12,336,000	12,313,545
Williams Cos., Inc. (The), 5.40%, 03/02/2026	8,598,000	8,610,235
		71,317,138
Packaged Foods & Meats-0.53%
Campbell’s Co. (The), 5.30%, 03/20/2026	10,352,000	10,368,979
Mars, Inc., 4.45%, 03/01/2027(d)	7,446,000	7,502,034
		17,871,013
Passenger Airlines-0.11%
Delta Air Lines, Inc., 4.95%, 07/10/2028	3,614,000	3,676,967
Pharmaceuticals-1.39%
Bristol-Myers Squibb Co., 4.27% (SOFR + 0.49%), 02/20/2026(b)	4,651,000	4,651,623
Eli Lilly and Co., 4.23% (SOFR + 0.53%), 10/15/2028(b)	14,000,000	14,099,837
GlaxoSmithKline Capital PLC (United Kingdom), 4.20% (SOFR + 0.50%), 03/12/2027(b)	7,912,000	7,941,833
Merck & Co., Inc., 4.30% (SOFR + 0.57%), 03/15/2029(b)	10,200,000	10,234,609
Pfizer, Inc., 4.28% (SOFR + 0.50%), 11/15/2027(b)	4,039,000	4,056,106
Zoetis, Inc., 4.15%, 08/17/2028	5,769,000	5,803,607
		46,787,615
Regional Banks-0.80%
Truist Financial Corp., 1.27%, 03/02/2027(e)	12,000,000	11,972,267
Zions Bancorp. N.A., 4.70%, 08/18/2028(e)	15,015,000	15,054,696
		27,026,963
Restaurants-0.36%
Starbucks Corp., 4.75%, 02/15/2026	12,000,000	12,002,311
Retail REITs-0.37%
Realty Income Corp., 4.45%, 09/15/2026	12,335,000	12,361,158
Self-Storage REITs-0.30%
Public Storage Operating Co., 4.40% (SOFR + 0.70%), 04/16/2027(b)	10,000,000	10,036,275
Semiconductors-0.71%
Advanced Micro Devices, Inc., 4.21%, 09/24/2026	12,000,000	12,036,590
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands), 3.88%, 06/18/2026	12,000,000	11,995,137
		24,031,727
Soft Drinks & Non-alcoholic Beverages-0.51%
Keurig Dr Pepper, Inc.
4.37% (SOFR + 0.58%), 11/15/2026(b)	12,000,000	12,006,865
4.58% (SOFR + 0.88%), 03/15/2027(b)	5,000,000	5,009,048
		17,015,913
	Principal Amount	Value
Specialized Finance-0.48%
Blackstone Private Credit Fund, 2.63%, 12/15/2026	$16,490,000	$16,240,047
Systems Software-1.03%
Oracle Corp.
1.65% 03/25/2026	15,000,000	14,947,469
2.65% 07/15/2026	9,000,000	8,939,474
VMware LLC, 1.40%, 08/15/2026	11,000,000	10,857,658
		34,744,601
Technology Hardware, Storage & Peripherals-0.77%
Hewlett Packard Enterprise Co., 4.05%, 09/15/2027	14,000,000	14,015,137
HP, Inc., 1.45%, 06/17/2026	12,000,000	11,883,782
		25,898,919
Telecom Tower REITs-0.77%
American Tower Corp.
1.60% 04/15/2026	13,250,000	13,187,923
1.45% 09/15/2026	13,000,000	12,800,227
		25,988,150
Trading Companies & Distributors-0.30%
Air Lease Corp., 1.88%, 08/15/2026	10,300,000	10,181,793
Transaction & Payment Processing Services-0.06%
PayPal Holdings, Inc., 4.39% (SOFR + 0.67%), 03/06/2028(b)	1,851,000	1,857,160
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,923,578,701)		1,932,596,317

Asset-Backed Securities-16.49%
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/2029(d)	3,611,944	3,640,554
Angel Oak Mortgage Trust
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(f)	493,179	483,968
Series 2020-5, Class A1, 1.37%, 05/25/2065(d)(f)	820,964	796,789
Series 2024-8, Class A1, 5.34%, 05/27/2069(d)	6,729,815	6,778,559
Series 2025-2, Class A1, 5.64%, 02/25/2070(d)	12,780,693	12,928,935
Ares LIII CLO Ltd. (Cayman Islands), Series 2019-53A, Class A1R2, 4.76% (3 mo. Term SOFR + 1.09%), 10/24/2036(b)(d)	12,000,000	12,019,260
AutoNation Finance Trust
Series 2025-1A, Class A2, 4.72%, 04/10/2028(d)	4,285,991	4,295,434
Series 2026-1A, Class A2, 3.95%, 01/11/2029(d)	4,650,000	4,654,992
Barings CLO Ltd. (Cayman Islands), Series 2021-2A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(d)	12,000,000	12,010,344
Barings Equipment Finance LLC, Series 2025-B, Class A2, 4.02%, 02/13/2029(d)	4,800,000	4,810,384
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 2A, 4.07% (1 mo. Term SOFR + 0.39%), 11/25/2036(b)	$361,040	$356,983
Beechwood Park CLO Ltd. (Jersey), Series 2019-1A, Class A1RR, 4.74% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(d)	10,000,000	10,017,300
BINOM Securitization Trust, Series 2021- INV1, Class A1, 2.03%, 06/25/2056(d)(f)	2,520,681	2,341,527
BlackRock CLO L.P., Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(d)	15,000,000	15,018,795
BMW Vehicle Lease Trust, Series 2024-2, Class A2B, 4.12% (30 Day Average SOFR + 0.42%), 01/25/2027(b)	814,930	815,076
BofA Auto Trust, Series 2025-1A, Class A2A, 4.52%, 11/22/2027(d)	1,373,445	1,375,919
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(f)	545,573	537,271
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-5A, Class A1R4, 4.55% (3 mo. Term SOFR + 0.88%), 01/20/2032(b)(d)	5,335,550	5,339,536
CarMax Auto Owner Trust, Series 2025-2, Class A2A, 4.59%, 07/17/2028	3,432,938	3,443,993
CCG Receivables Trust, Series 2025-1, Class A2, 4.48%, 10/14/2032(d)	4,781,254	4,807,875
Chesapeake Funding II LLC (Canada)
Series 2023-1A, Class A2, 4.96% (30 Day Average SOFR + 1.25%), 05/15/2035(b)(d)	2,970,392	2,980,794
Series 2023-2A, Class A2, 4.81% (30 Day Average SOFR + 1.10%), 10/15/2035(b)(d)	3,958,405	3,975,571
Series 2024-1A, Class A2, 4.48% (30 Day Average SOFR + 0.77%), 05/15/2036(b)(d)	1,346,585	1,348,545
Citizens Auto Receivables Trust, Series 2024-2, Class A3, 5.33%, 08/15/2028(d)	5,738,892	5,776,171
COLT Mortgage Loan Trust, Series 2020- 2R, Class A1, 1.33%, 10/26/2065(d)(f)	839,394	801,222
Cross Mortgage Trust
Series 2023-H1, Class A1, 6.62%, 03/25/2068(d)	2,958,653	2,974,207
Series 2024-H5, Class A1, 5.85%, 08/26/2069(d)	6,803,612	6,887,907
CWABS, Inc. Asset-Backed Ctfs. Trust, Series 2004-4, Class M1, 4.51% (1 mo. Term SOFR + 0.83%), 07/25/2034(b)	17,114	20,520
Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.90%, 04/25/2066(d)(f)	3,610,223	3,255,104
Dell Equipment Finance Trust
Series 2024-1, Class A3, 5.39%, 03/22/2030(d)	2,177,693	2,193,485
	Principal Amount	Value

Series 2025-1, Class A3, 4.61%, 02/24/2031(d)	$2,970,000	$3,004,265
Series 2025-2, Class A3, 4.12%, 03/24/2031(d)	1,750,000	1,757,814
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(d)	1,703,371	1,710,938
Ellington Financial Mortgage Trust
Series 2019-2, Class A1, 2.74%, 11/25/2059(d)(f)	560,588	547,536
Series 2020-2, Class A1, 1.18%, 10/25/2065(d)(f)	173,193	165,335
Enterprise Fleet Financing LLC
Series 2023-3, Class A2, 6.40%, 03/20/2030(d)	3,067,065	3,105,256
Series 2024-1, Class A2, 5.23%, 03/20/2030(d)	1,457,470	1,468,165
Series 2024-3, Class A2, 5.31%, 04/20/2027(d)	1,445,691	1,450,663
Series 2024-4, Class A2, 4.69%, 07/20/2027(d)	2,790,696	2,800,691
Series 2025-2, Class A2, 4.51%, 02/22/2028(d)	4,500,000	4,519,864
Series 2025-4, Class A2, 4.05%, 08/20/2028(d)	5,400,000	5,412,459
Series 2026-1, Class A2, 4.00%, 10/20/2028(d)	9,375,000	9,387,401
First National Master Note Trust, Series 2024-1, Class A, 5.34%, 05/15/2030	3,870,000	3,936,246
GCAT Trust, Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(d)	6,728,527	6,823,001
GCRED BSL CLO 1, Series 2025-BSL1A, Class A, 4.71% (3 mo. Term SOFR + 1.05%), 01/20/2034(b)(d)	15,000,000	15,007,095
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 4.86% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(d)	15,000,000	15,042,973
GreatAmerica Leasing Receivables Funding LLC
Series 2024-2, Class A2, 5.28%, 03/15/2027(d)	1,223,987	1,228,745
Series 2025-1, Class A2, 4.52%, 10/15/2027(d)	2,928,290	2,938,576
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1, 1.38%, 09/27/2060(d)(f)	864,582	828,709
Series 2025-HE1, Class A1, 5.25% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(d)	4,051,705	4,076,865
Series 2025-HE2, Class A1, 5.25% (30 Day Average SOFR + 1.55%), 12/25/2065(b)(d)	14,415,277	14,520,767
Series 2025-PJ1, Class A7, 6.00%, 06/25/2055(d)(f)	5,961,309	6,027,545
Harbor Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class AR2, 4.62% (3 mo. Term SOFR + 0.95%), 01/20/2031(b)(d)	10,923,736	10,933,512
Harley-Davidson Motorcycle Trust, Series 2024-B, Class A2, 4.62%, 08/16/2027	315,625	315,742
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03%, 11/22/2032(d)	$8,750,000	$8,777,420
Hyundai Auto Lease Securitization Trust
Series 2024-C, Class A2B, 4.21% (30 Day Average SOFR + 0.50%), 03/15/2027(b)(d)	2,264,260	2,265,580
Series 2025-B, Class A3, 4.53%, 04/17/2028(d)	3,800,000	3,834,955
Hyundai Auto Receivables Trust, Series 2025-A, Class A2B, 4.05% (30 Day Average SOFR + 0.34%), 12/15/2027(b)	6,346,222	6,349,265
J.P. Morgan Mortgage Trust
Series 2024-INV1, Class A4, 6.00%, 04/25/2055(d)(f)	5,085,980	5,171,315
Series 2025-HE3, Class A1, 5.05% (30 Day Average SOFR + 1.35%), 03/20/2056(b)(d)	14,036,310	14,106,713
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(d)(f)	8,949,710	9,056,451
Series 2026-CES1, Class A1, 4.91%, 06/25/2056(d)	15,000,000	15,048,009
John Deere Owner Trust, Series 2025-A, Class A2B, 4.00% (30 Day Average SOFR + 0.29%), 03/15/2028(b)	4,136,104	4,137,448
KKR CLO 21 Ltd. (Cayman Islands), Series A, 4.93% (3 mo. Term SOFR + 1.26%), 04/15/2031(b)(d)	256,924	257,161
M&T Equipment LLC, Series 2025-1A, Class A2, 4.70%, 12/16/2027(d)	4,750,000	4,773,915
Magnetite XXXI Ltd. (Cayman Islands), Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(d)	12,000,000	12,018,600
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A2A, 5.44%, 02/16/2027	495,396	495,821
Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 01/20/2039(d)	3,750,000	3,777,294
Morgan Stanley Residential Mortgage Loan Trust
Series 2023-NQM1, Class A1, 7.28%, 09/25/2068(d)	4,694,673	4,752,261
Series 2024-NQM3, Class A1, 5.04%, 07/25/2069(d)(f)	6,618,612	6,636,837
Series 2025-DSC2, Class A1, 5.44%, 07/25/2070(d)(f)	5,760,095	5,829,092
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(d)(f)	8,474,270	8,592,564
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A, 1.22%, 07/15/2069(d)	954,865	906,881
Series 2021-FA, Class A, 1.11%, 02/18/2070(d)	2,396,365	2,160,961
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 09/25/2030(d)	4,350,000	4,368,297
Neuberger Berman Loan Advisers CLO 47 Ltd. (Cayman Islands), Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(d)	6,000,000	6,010,380
	Principal Amount	Value

New Residential Mortgage Loan Trust
Series 2017-5A, Class A1, 5.29% (1 mo. Term SOFR + 1.61%), 06/25/2057(b)(d)	$172,196	$174,934
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(d)(f)	1,013,618	981,092
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(d)(f)	821,517	779,101
OBX Trust
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(d)	3,997,589	4,034,545
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(d)(f)	4,962,669	5,009,486
Series 2024-NQM6, Class A1, 6.45%, 02/25/2064(d)	3,165,633	3,216,534
Palmer Square Loan Funding Ltd. (Cayman Islands), Series 2025-3A, Class A1, 4.66% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(d)	12,000,000	12,004,008
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(d)(f)	3,001,988	3,059,724
Porsche Innovative Lease Owner Trust
Series 2024-1A, Class A2A, 4.84%, 01/20/2027(d)	749,881	750,310
Series 2024-2A, Class A2B, 4.14% (30 Day Average SOFR + 0.44%), 12/21/2026(b)(d)	255,310	255,343
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(d)	4,096,115	4,152,090
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(d)(f)	58,346	58,147
RR 16 Ltd. (Cayman Islands), Series 2021- 16A, Class A1R, 4.72% (3 mo. Term SOFR + 1.05%), 07/15/2036(b)(d)	12,000,000	12,007,680
SBNA Auto Lease Trust
Series 2023-A, Class A3, 6.51%, 04/20/2027(d)	943,572	946,181
Series 2024-C, Class A3, 4.56%, 02/22/2028(d)	1,627,828	1,631,945
SoFi Consumer Loan Program Trust, Series 2026-1, Class A, 4.06%, 12/26/2035(d)	7,200,000	7,209,435
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(f)	150,202	145,371
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(d)(f)	958,790	923,043
Series 2021-2, Class A1, 0.94%, 05/25/2065(d)(f)	1,102,206	1,053,728
Synchrony Card Funding LLC
Series 2023-A2, Class A, 5.74%, 10/15/2029	8,500,000	8,610,499
Series 2024-A1, Class A, 5.04%, 03/15/2030	10,000,000	10,133,860
Thayer Park, CLO Ltd., Series 2017-1A, Class A1RR, 4.67% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(d)	8,565,000	8,580,417
Toyota Auto Receivables Owner Trust, Series 2025-B, Class A2A, 4.46%, 03/15/2028	6,221,450	6,237,421
USAA Auto Owner Trust, Series 2025-A, Class A3, 3.95%, 12/17/2029(d)	4,350,000	4,364,400
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

Verus Securitization Trust
Series 2023-7, Class A1, 7.07%, 10/25/2068(d)	$5,274,599	$5,342,583
Series 2023-INV2, Class A1, 6.44%, 08/25/2068(d)	5,383,093	5,411,797
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	844,878	822,366
Volvo Financial Equipment LLC, Series 2025-1A, Class A2, 4.41%, 11/15/2027(d)	3,339,681	3,346,682
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65%, 02/15/2028(d)	5,846,313	5,863,911
Wheels Fleet Lease Funding 1 LLC
Series 2024-1A, Class A2, 4.51% (1 mo. Term SOFR + 0.83%), 02/18/2039(b)(d)	2,774,216	2,782,235
Series 2024-2A, Class A2, 4.67% (1 mo. Term SOFR + 1.00%), 06/21/2039(b)(d)	4,408,400	4,436,076
Series 2025-1A, Class A1, 4.57%, 01/18/2040(d)	8,012,912	8,090,650
Series 2025-2A, Class A1, 4.41%, 05/18/2040(d)	15,000,000	15,120,358
Series 2025-3A, Class A1, 4.08%, 09/18/2040(d)	8,030,000	8,057,548
Whetstone Park CLO Ltd., Series 2021-1A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 01/20/2035(b)(d)	12,000,000	12,022,416
World Omni Auto Receivables Trust, Series 2025-B, Class A2A, 4.38%, 08/15/2028	2,431,108	2,436,533
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2B, 4.10% (30 Day Average SOFR + 0.39%), 12/15/2027(b)	1,520,967	1,521,746
Total Asset-Backed Securities (Cost $552,981,934)		554,598,598
	Shares
Exchange-Traded Funds-0.28%
Invesco AAA CLO Floating Rate Note ETF(g)	274,672	7,023,363
Invesco Short Duration Total Return Bond ETF(c)(g)	90,000	2,267,100
Total Exchange-Traded Funds (Cost $9,322,543)		9,290,463
	Principal Amount
Commercial Paper-21.19%(h)
Air Lease Corp., 4.03%–4.06%, 02/11/2026(d)	$19,750,000	19,723,377
Aquitaine Funding Co. LLC, 4.09%, 04/08/2026(d)	15,000,000	14,892,900
AutoNation, Inc.
4.00%, 02/02/2026(d)	9,000,000	8,996,985
4.05%, 02/05/2026(d)	2,900,000	2,898,048
Barton Capital S.A., 4.12%, 03/06/2026(d)	13,500,000	13,451,130
Bayer Corp., 4.54%, 08/03/2026(d)	12,000,000	11,766,384
	Principal Amount	Value
Brookfield BRP Holdings Canada, Inc.
4.03%, 03/11/2026	$27,250,000	$27,133,125
4.04%, 03/18/2026	10,000,000	9,949,540
Brunswick Corp., 4.20%, 02/03/2026(d)	8,300,000	8,296,091
Brunswick Corp./DE, 4.20%, 02/05/2026(d)	20,000,000	19,985,860
Charles Schwab Corp. (The), 4.10%, 06/12/2026(d)	15,000,000	14,795,505
Crown Castle, Inc.
4.10%, 02/10/2026(d)	16,000,000	15,979,568
4.15%, 02/17/2026(d)	10,200,000	10,178,702
4.15%, 02/24/2026(d)	20,000,000	19,941,980
Enel Finance America LLC, 4.15%, 02/18/2026(d)	14,000,000	13,971,762
General Motors Financial Co., Inc.
4.22%, 05/12/2026(d)	10,000,000	9,887,850
4.14%, 08/06/2026(d)	4,500,000	4,406,765
Genuine Parts Co.
4.22%–4.24%, 02/05/2026(d)	28,000,000	27,981,184
4.23%, 02/06/2026(d)	15,000,000	14,988,210
4.25%, 02/09/2026(d)	10,500,000	10,488,177
Glencore Funding LLC, 4.15%, 02/27/2026(d)	15,000,000	14,954,280
HA Sustainable Infrastructure Capital, Inc.
4.21%, 02/04/2026(d)	20,000,000	19,988,580
4.27%, 02/10/2026(d)	14,000,000	13,982,311
4.17%, 02/17/2026(d)	15,000,000	14,968,777
4.17%, 02/26/2026(d)	13,300,000	13,258,132
Harley-Davidson Financial Services, Inc.
4.12%, 02/18/2026(d)	6,500,000	6,486,422
4.38%, 03/04/2026(d)	10,000,000	9,963,260
4.08%, 03/10/2026(d)	15,000,000	14,934,645
HCA, Inc.
4.17%, 02/02/2026(d)	15,000,000	14,994,990
4.09%, 03/03/2026(d)	10,000,000	9,963,040
4.13%, 03/23/2026(d)	15,000,000	14,909,070
Honeywell International, Inc., 4.05%, 03/20/2026(d)	15,000,000	14,923,200
HSBC USA, Inc.
4.21% (SOFR + 0.53%), 05/15/2026(b)(d)	9,250,000	9,255,356
4.27%, 08/27/2026(d)	15,000,000	14,671,665
Intesa Sanpaolo Funding LLC
4.15%, 04/13/2026	12,000,000	11,900,280
4.04%, 10/02/2026	15,000,000	14,587,740
Ionic Funding LLC, 4.18%, 03/10/2026	19,229,000	19,150,507
Jackson National Life Short Term Funding LLC, 4.14%, 06/03/2026(d)	12,000,000	11,846,340
Lloyds Bank PLC, 4.06%, 05/04/2026	10,000,000	9,904,250
MUFG Securities Canada Ltd.
4.15%, 08/05/2026(d)	6,000,000	5,883,816
4.10%, 09/23/2026(d)	15,000,000	14,635,050
4.14%, 10/01/2026(d)	14,000,000	13,648,082
Oracle Corp., 4.35%–4.38%, 07/23/2026(d)	25,000,000	24,512,075
Penske Truck Leasing Co. L.P., 4.16%, 04/27/2026	15,000,000	14,854,755
TELUS Corp.
4.45%, 02/19/2026(d)	10,000,000	9,976,810
4.76%, 02/24/2026(d)	10,000,000	9,971,210
4.50%–4.50%, 04/09/2026(d)	18,000,000	17,857,116
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Toronto-Dominion Bank (The), 3.94%, 03/11/2026(d)	$1,940,000	$1,931,933
VW Credit, Inc., 4.21%, 10/01/2026(d)	15,000,000	14,612,355
Washington Morgan Capital Co. LLC
Series A, 3.99%, 07/09/2026(d)	15,748,000	15,488,867
Series A, 0.00% (SOFR + 0.50%), 09/10/2026(b)(d)	15,000,000	15,012,832
White Plains Capital Co. LLC
4.24%, 04/17/2026(d)	15,000,000	14,871,750
4.08%, 07/07/2026(d)	5,000,000	4,912,500
Total Commercial Paper (Cost $712,391,835)		712,525,139
Certificates of Deposit-0.91%
Diversified Banks-0.91%
Intesa Sanpaolo S.p.A. (Italy)
4.65% (SOFR + 1.00%), 10/16/2026(b)	15,500,000	15,549,266
4.39% (SOFR + 0.70%), 07/17/2026(b)	15,000,000	15,012,525
		30,561,791
Total Certificates of Deposit (Cost $30,500,000)		30,561,791
	Repurchase Amount
Repurchase Agreements-0.89%(i)
CF Secured LLC, joint open agreement dated 02/07/2025 (collateralized by agency and non-agency asset-backed securities, agency and non-agency mortgage-backed securities and a corporate obligation valued at $27,613,022; 0.00% - 8.66%; 11/15/2027 - 01/25/2072), 4.40%, 02/02/2026(j)	10,038,097	10,000,000
Nomura Securities International, Inc., joint term agreement dated 01/09/2026, aggregate maturing value of $30,007,300 (collateralized by non-agency asset-backed securities and non-agency mortgage-backed securities valued at $33,000,000; 0.00% - 8.90%; 02/25/2049 - 01/25/2070), 4.38%, 02/02/2026(k)	10,002,433	10,000,000
	Repurchase Amount	Value
Santander US Capital Markets LLC, joint term agreement dated 01/16/2026, aggregate maturing value of $30,007,250 (collateralized by non-agency asset-backed securities, agency and non-agency mortgage- backed securities, corporate obligations and U.S. Treasury obligations valued at $31,844,487; 3.38% - 8.88%; 09/15/2027 - 11/25/2065), 4.35%, 02/02/2026(k)	$10,002,417	$10,000,000
Total Repurchase Agreements (Cost $30,000,000)		30,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.23% (Cost $3,258,775,013)		3,269,572,308
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.86%
Invesco Private Government Fund, 3.65%(g)(l)(m)	8,064,833	8,064,833
Invesco Private Prime Fund, 3.80%(g)(l)(m)	20,945,723	20,952,007
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,016,840)		29,016,840
TOTAL INVESTMENTS IN SECURITIES-98.09% (Cost $3,287,791,853)		3,298,589,148
OTHER ASSETS LESS LIABILITIES-1.91%		64,276,649
NET ASSETS-100.00%		$3,362,865,797
See accompanying notes which are an integral part of this schedule.

Invesco Ultra Short Duration ETF (GSY)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
Ctfs.	-Certificates
ETF	-Exchange-Traded Fund
REIT	-Real Estate Investment Trust
SOFR	-Secured Overnight Financing Rate

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2026.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $1,705,357,089, which represented 50.71% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2026.

(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2026	Dividend Income
Invesco AAA CLO Floating Rate Note ETF	$7,027,483	$-	$-	$(4,120)	$-	$7,023,363	$91,029
Invesco Short Duration Total Return Bond ETF	251,081	2,012,792	-	3,227	-	2,267,100	23,559
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,769,608	24,671,364	(19,376,139)	-	-	8,064,833	34,672 *
Invesco Private Prime Fund	7,209,383	63,362,231	(49,619,607)	-	-	20,952,007	93,184 *
Total	$17,257,555	$90,046,387	$(68,995,746)	$(893)	$-	$38,307,303	$242,444

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(i)	Principal amount equals value at period end.
(j)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(l)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(m)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Investment Grade ETF (VRIG)
January 31, 2026
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-37.93%
Asset Management & Custody Banks-0.01%
Bank of New York Mellon Corp. (The), 4.53% (SOFR + 0.83%), 07/21/2028(b)	$125,000	$125,712
State Street Corp., 4.55% (SOFR + 0.85%), 08/03/2026(b)	75,000	75,192
		200,904
Automobile Manufacturers-4.55%
Daimler Truck Finance North America LLC (Germany)
4.66% (SOFR + 0.96%), 09/25/2027(b)(c)	4,250,000	4,268,013
4.54% (SOFR + 0.84%), 01/13/2028(b)(c)	4,000,000	4,005,633
Ford Motor Credit Co. LLC
6.67% (SOFR + 2.95%), 03/06/2026(b)	5,025,000	5,035,521
5.16% (SOFR + 1.45%), 11/05/2026(b)	7,625,000	7,646,810
Hyundai Capital America
5.19% (SOFR + 1.50%), 01/08/2027(b)(c)	4,700,000	4,743,408
4.74% (SOFR + 1.04%), 03/19/2027(b)(c)(d)	4,000,000	4,016,065
4.69% (SOFR + 0.99%), 03/25/2027(b)(c)(d)	5,000,000	5,023,880
4.74% (SOFR + 1.04%), 06/24/2027(b)(c)	5,225,000	5,254,462
4.61% (SOFR + 0.92%), 01/07/2028(b)(c)	3,000,000	3,010,380
Toyota Motor Credit Corp., 4.35% (SOFR + 0.65%), 03/19/2027(b)	75,000	75,329
Volkswagen Group of America Finance LLC (Germany)
4.53% (SOFR + 0.83%), 03/20/2026(b)(c)	4,000,000	4,001,928
4.85% (SOFR + 1.06%), 08/14/2026(b)(c)	6,700,000	6,722,621
4.76% (SOFR + 1.06%), 03/25/2027(b)(c)	8,000,000	8,024,939
		61,828,989
Automotive Parts & Equipment-0.01%
BMW US Capital LLC (Germany), 4.72% (SOFR + 0.92%), 08/13/2027(b)(c)	150,000	150,930
Commercial & Residential Mortgage Finance-1.03%
Nationwide Building Society (United Kingdom)
5.08% (SOFR + 1.29%), 02/16/2028(b)(c)	4,000,000	4,033,045
4.77% (SOFR + 1.07%), 07/14/2029(b)(c)	5,000,000	5,027,543
4.71% (SOFR + 1.01%), 09/30/2030(b)(c)	5,000,000	5,015,984
		14,076,572
Construction Machinery & Heavy Transportation Equipment-0.01%
Caterpillar Financial Services Corp., 4.31% (SOFR + 0.52%), 05/14/2027(b)	75,000	75,396
Consumer Finance-2.32%
American Express Co.
4.67% (SOFR + 0.97%), 07/28/2027(b)	4,294,000	4,306,050
4.63% (SOFR + 0.93%), 07/26/2028(b)(d)	4,075,000	4,095,954
	Principal Amount	Value
Consumer Finance-(continued)
General Motors Financial Co., Inc.
4.80% (SOFR + 1.04%), 02/26/2027(b)(d)	$7,597,000	$7,615,685
5.16% (SOFR + 1.35%), 05/08/2027(b)	6,500,000	6,544,886
4.75% (SOFR + 1.05%), 07/15/2027(b)	4,000,000	4,009,382
4.87% (SOFR + 1.17%), 04/04/2028(b)	5,000,000	5,017,235
		31,589,192
Diversified Banks-18.52%
ABN AMRO Bank N.V. (Netherlands)
5.48% (SOFR + 1.78%), 09/18/2027(b)(c)(d)	7,000,000	7,058,243
4.73% (SOFR + 1.00%), 12/03/2028(b)(c)	7,600,000	7,638,641
Banco Santander S.A. (Spain)
5.09% (SOFR + 1.38%), 03/14/2028(b)	1,200,000	1,208,429
4.82% (SOFR + 1.12%), 07/15/2028(b)(d)	5,000,000	5,030,093
Bank of America Corp.
4.75% (3 mo. Term SOFR + 1.02%), 09/15/2026(b)	2,706,000	2,713,576
4.67% (SOFR + 0.97%), 07/22/2027(b)	7,114,000	7,129,392
4.76% (SOFR + 1.05%), 02/04/2028(b)(d)	1,685,000	1,694,620
4.53% (SOFR + 0.83%), 01/24/2029(b)	200,000	200,809
4.91% (SOFR + 1.11%), 05/09/2029(b)(d)	1,500,000	1,514,175
Bank of Montreal (Canada)
4.87% (SOFR + 1.16%), 12/11/2026(b)	3,000,000	3,022,176
4.56% (SOFR + 0.86%), 01/27/2029(b)	125,000	125,457
Bank of Nova Scotia (The) (Canada)
5.25% 06/12/2028	2,500,000	2,575,792
4.68% (SOFR + 0.89%), 02/14/2029(b)	5,625,000	5,636,506
Banque Federative du Credit Mutuel (France), 4.83% (SOFR + 1.13%), 01/23/2027(b)(c)	75,000	75,535
Banque Federative du Credit Mutuel S.A. (France), 4.93% (SOFR + 1.23%), 01/22/2030(b)(c)	5,000,000	5,048,522
Barclays PLC (United Kingdom)
5.58% (SOFR + 1.88%), 09/13/2027(b)	2,750,000	2,774,621
5.19% (SOFR + 1.49%), 03/12/2028(b)	6,500,000	6,563,304
BNP Paribas S.A. (France), 5.24% (SOFR + 1.43%), 05/09/2029(b)(c)	6,250,000	6,316,858
BPCE S.A. (France), 5.68% (SOFR + 1.98%), 10/19/2027(b)(c)	6,250,000	6,310,378
Canadian Imperial Bank of Commerce (Canada)
4.64% (SOFR + 0.94%), 06/28/2027(b)	250,000	252,052
4.42% (SOFR + 0.72%), 01/13/2028(b)	5,000,000	5,004,855
4.73% (SOFR + 1.03%), 03/30/2029(b)	4,000,000	4,024,056
Citibank N.A., 4.79% (SOFR + 1.06%), 12/04/2026(b)	75,000	75,477
Citigroup, Inc.
4.49% (SOFR + 0.77%), 06/09/2027(b)	975,000	976,147
5.05% (SOFR + 1.28%), 02/24/2028(b)	6,077,000	6,124,764
4.59% (SOFR + 0.87%), 03/04/2029(b)	3,274,000	3,281,844
5.27% (SOFR + 1.46%), 05/07/2031(b)	8,990,000	9,169,536
Credit Agricole S.A. (France), 4.92% (SOFR + 1.21%), 09/11/2028(b)(c)	75,000	75,543
Fifth Third Bank N.A., 4.51% (SOFR + 0.81%), 01/28/2028(b)	2,634,000	2,639,659
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
HSBC Holdings PLC (United Kingdom)
5.38% (SOFR + 1.57%), 08/14/2027(b)	$2,500,000	$2,514,501
4.79% (SOFR + 1.03%), 03/03/2029(b)(d)	3,636,000	3,653,850
5.08% (SOFR + 1.29%), 11/19/2030(b)	5,000,000	5,067,628
Huntington National Bank (The), 4.42% (SOFR + 0.72%), 04/12/2028(b)	3,103,000	3,105,796
ING Groep N.V. (Netherlands)
5.27% (SOFR + 1.56%), 09/11/2027(b)	6,575,000	6,620,533
4.71% (SOFR + 1.01%), 03/25/2029(b)	5,000,000	5,017,030
JPMorgan Chase & Co.
4.59% (SOFR + 0.89%), 04/22/2027(b)	250,000	250,377
4.90% (SOFR + 1.20%), 01/23/2028(b)	1,667,000	1,678,612
4.95% (SOFR + 1.18%), 02/24/2028(b)	3,500,000	3,525,482
4.62% (SOFR + 0.92%), 04/22/2028(b)	7,500,000	7,543,699
4.63% (SOFR + 0.93%), 07/22/2028(b)	5,000,000	5,029,184
4.50% (SOFR + 0.80%), 01/24/2029(b)	5,200,000	5,217,963
Lloyds Banking Group PLC (United Kingdom)
5.40% (SOFR + 1.56%), 08/07/2027(b)	3,158,000	3,177,696
5.29% (SOFR + 1.58%), 01/05/2028(b)	4,575,000	4,616,614
4.83% (SOFR + 1.06%), 11/26/2028(b)	125,000	125,804
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.18% (SOFR + 1.48%), 04/24/2031(b)(d)	3,625,000	3,706,819
Mizuho Financial Group, Inc. (Japan), 4.89% (SOFR + 1.08%), 05/13/2031(b)(d)	5,000,000	5,036,675
Morgan Stanley Bank N.A.
4.87% (SOFR + 1.17%), 10/30/2026(b)	175,000	176,291
4.78% (SOFR + 1.08%), 01/14/2028(b)	250,000	251,722
4.62% (SOFR + 0.87%), 05/26/2028(b)	3,200,000	3,212,551
4.64% (SOFR + 0.94%), 07/14/2028(b)(d)	5,000,000	5,036,164
NatWest Group PLC (United Kingdom), 5.11% (SOFR + 1.30%), 11/15/2028(b)(d)	3,500,000	3,531,759
Royal Bank of Canada (Canada), 4.56% (SOFR + 0.86%), 10/18/2028(b)	200,000	200,870
Skandinaviska Enskilda Banken AB (Sweden), 4.79% (SOFR + 1.06%), 09/03/2030(b)(c)	7,500,000	7,538,983
Societe Generale S.A. (France)
4.88% (SOFR + 1.10%), 02/19/2027(b)(c)	2,000,000	2,009,787
5.36% (SOFR + 1.66%), 01/19/2028(b)(c)	5,575,000	5,620,997
5.19% (SOFR + 1.42%), 05/22/2029(b)(c)	4,000,000	4,033,887
4.79% (SOFR + 1.10%), 04/12/2030(b)(c)	3,000,000	3,005,485
Standard Chartered Bank (United Kingdom), 4.35% (SOFR + 0.65%), 10/08/2026(b)	3,000,000	3,005,819
Standard Chartered PLC (United Kingdom)
5.84% (SOFR + 2.03%), 02/08/2028(b)(c)	4,000,000	4,054,931
4.96% (SOFR + 1.17%), 05/14/2028(b)(c)	4,000,000	4,023,572
4.94% (SOFR + 1.24%), 01/21/2029(b)(c)	3,500,000	3,529,181
	Principal Amount	Value
Diversified Banks-(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan), 4.70% (SOFR + 0.98%), 09/10/2027(b)(c)	$125,000	$126,202
Svenska Handelsbanken AB (Sweden), 4.42% (SOFR + 0.66%), 05/28/2027(b)(c)	5,475,000	5,496,650
Toronto-Dominion Bank (The) (Canada), 4.78% (SOFR + 1.08%), 07/17/2026(b)	1,914,000	1,921,385
U.S. Bank N.A., 4.70% (SOFR + 0.91%), 05/15/2028(b)	7,500,000	7,539,215
USB Realty Corp., 5.08% (3 mo. Term SOFR + 1.41%)(b)(c)(e)	1,100,000	925,186
Wells Fargo & Co.
4.48% (SOFR + 0.78%), 01/24/2028(b)(d)	5,596,000	5,611,875
4.77% (SOFR + 1.07%), 04/22/2028(b)	7,075,000	7,114,816
5.07% (SOFR + 1.37%), 04/23/2029(b)	3,750,000	3,813,465
		251,930,116
Diversified Capital Markets-1.24%
Deutsche Bank AG (Germany)
5.01% (SOFR + 1.22%), 11/16/2027(b)	4,050,000	4,065,375
4.91% (SOFR + 1.21%), 01/10/2029(b)	6,597,000	6,644,378
5.01% (SOFR + 1.30%), 08/04/2031(b)	6,000,000	6,040,327
Macquarie Group Ltd. (Australia), 4.62% (SOFR + 0.92%), 09/23/2027(b)(c)	75,000	75,181
		16,825,261
Diversified Financial Services-0.12%
LPL Holdings, Inc., 4.90%, 04/03/2028	1,629,000	1,654,048
Diversified Metals & Mining-0.90%
Glencore Funding LLC (Australia)
4.45% (SOFR + 0.75%), 10/01/2026(b)(c)	3,214,000	3,220,884
4.76% (SOFR + 1.06%), 04/04/2027(b)(c)(d)	6,223,000	6,253,638
Rio Tinto Finance (USA) PLC (Australia), 4.54% (SOFR + 0.84%), 03/14/2028(b)	2,716,000	2,739,018
		12,213,540
Electric Utilities-1.05%
Consolidated Edison Co. of New York, Inc., 4.31% (SOFR + 0.52%), 11/18/2027(b)	1,324,000	1,327,117
Georgia Power Co., 3.98% (SOFR + 0.28%), 09/15/2026(b)	3,679,000	3,680,037
National Rural Utilities Cooperative Finance Corp.
4.51% (SOFR + 0.80%), 02/05/2027(b)(d)	5,000,000	5,023,188
4.52% (SOFR + 0.82%), 09/16/2027(b)	4,000,000	4,026,841
Pinnacle West Capital Corp., 4.53% (SOFR + 0.82%), 06/10/2026(b)	200,000	200,297
		14,257,480
Integrated Telecommunication Services-0.17%
NTT Finance Corp. (Japan), 4.78% (SOFR + 1.08%), 07/16/2028(b)(c)	2,333,000	2,357,418
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Investment Banking & Brokerage-1.71%
Goldman Sachs Group, Inc. (The)
4.53% (SOFR + 0.81%), 03/09/2027(b)	$2,460,000	$2,461,850
4.53% (SOFR + 0.82%), 09/10/2027(b)	3,500,000	3,508,044
4.62% (SOFR + 0.92%), 10/21/2027(b)	125,000	125,385
5.68% (3 mo. Term SOFR + 2.01%), 10/28/2027(b)	1,220,000	1,233,225
5.55% (SOFR + 1.85%), 03/15/2028(b)	3,500,000	3,546,096
4.99% (SOFR + 1.29%), 04/23/2028(b)	1,308,000	1,319,329
Morgan Stanley
4.72% (SOFR + 1.02%), 04/13/2028(b)	7,500,000	7,540,853
5.08% (SOFR + 1.38%), 04/12/2029(b)	3,500,000	3,549,765
		23,284,547
Life & Health Insurance-4.88%
Athene Global Funding
4.66% (SOFR + 0.85%), 05/08/2026(b)(c)	6,775,000	6,783,691
4.79% (SOFR + 1.03%), 08/27/2026(b)(c)	6,000,000	6,018,800
4.91% (SOFR + 1.21%), 03/25/2027(b)(c)	5,000,000	5,029,475
4.67% (SOFR + 0.95%), 03/06/2028(b)(c)	3,000,000	3,014,783
4.70% (SOFR + 1.00%), 09/18/2028(b)(c)	8,000,000	8,022,965
Corebridge Global Funding
5.00% (SOFR + 1.30%), 09/25/2026(b)(c)	4,320,000	4,348,615
4.44% (SOFR + 0.75%), 01/07/2028(b)(c)(d)	7,000,000	7,003,335
4.56% (SOFR + 0.86%), 12/15/2028(b)(c)	5,000,000	5,023,804
F&G Global Funding, 5.05% (SOFR + 1.33%), 09/08/2028(b)(c)	7,250,000	7,307,860
Jackson National Life Global Funding, 4.67% (SOFR + 0.97%), 01/14/2028(b)(c)	5,000,000	5,029,068
MassMutual Global Funding II
4.48% (SOFR + 0.77%), 01/29/2027(b)(c)	1,000,000	1,004,397
4.44% (SOFR + 0.74%), 04/09/2027(b)(c)	2,500,000	2,513,285
Pacific Life Global Funding II, 4.75% (SOFR + 1.05%), 07/28/2026(b)(c)(d)	2,265,000	2,274,225
Protective Life Global Funding, 4.40% (SOFR + 0.70%), 04/10/2026(b)(c)	3,000,000	3,002,756
		66,377,059
Regional Banks-0.56%
Santander Holdings USA, Inc., 5.31% (SOFR + 1.61%), 03/20/2029(b)	7,500,000	7,553,579
Soft Drinks & Non-alcoholic Beverages-0.81%
Keurig Dr Pepper, Inc.
4.37% (SOFR + 0.58%), 11/15/2026(b)	6,000,000	6,003,433
4.58% (SOFR + 0.88%), 03/15/2027(b)(d)	5,000,000	5,009,048
		11,012,481
	Principal Amount	Value
Transaction & Payment Processing Services-0.04%
PayPal Holdings, Inc., 4.39% (SOFR + 0.67%), 03/06/2028(b)	$500,000	$501,664
Total U.S. Dollar Denominated Bonds & Notes (Cost $513,078,275)		515,889,176
U.S. Treasury Securities-18.06%
U.S. Treasury Floating Rate Notes-18.06%
3.73% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%), 01/31/2027(b)	93,100,000	93,139,035
3.79% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%), 04/30/2027(b)	43,100,000	43,156,631
3.79% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.16%), 07/31/2027(b)	40,000,000	40,050,462
3.82% (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.19%), 10/31/2027(b)	69,250,000	69,373,231
Total U.S. Treasury Securities (Cost $245,454,522)		245,719,359

Agency Credit Risk Transfer Notes-17.47%
Fannie Mae Connecticut Avenue Securities
Series 2021-R03, Class 1M1, 4.55% (30 Day Average SOFR + 0.85%), 12/25/2041(b)(c)(f)	111,374	111,377
Series 2021-R03, Class 1M2, 5.35% (30 Day Average SOFR + 1.65%), 12/25/2041(b)(c)(f)	8,167,000	8,220,489
Series 2022-R01, Class 1M1, 4.70% (30 Day Average SOFR + 1.00%), 12/25/2041(b)(c)(f)	447,754	447,782
Series 2022-R02, Class 2M2, 6.70% (30 Day Average SOFR + 3.00%), 01/25/2042(b)(c)(f)	3,981,965	4,049,541
Series 2022-R03, Class 1M2, 7.20% (30 Day Average SOFR + 3.50%), 03/25/2042(b)(c)(f)	2,350,000	2,416,750
Series 2022-R04, Class 1M2, 6.80% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(c)(f)	4,510,000	4,616,092
Series 2022-R05, Class 2M1, 5.60% (30 Day Average SOFR + 1.90%), 04/25/2042(b)(c)(f)	314,342	314,752
Series 2022-R05, Class 2M2, 6.70% (30 Day Average SOFR + 3.00%), 04/25/2042(b)(c)(f)	1,750,000	1,788,882
Series 2022-R06, Class 1M1, 6.45% (30 Day Average SOFR + 2.75%), 05/25/2042(b)(c)(f)	5,055,781	5,142,714
Series 2023-R01, Class 1M1, 6.10% (30 Day Average SOFR + 2.40%), 12/25/2042(b)(c)(f)	3,444,416	3,513,626
Series 2023-R01, Class 1M2, 7.45% (30 Day Average SOFR + 3.75%), 12/25/2042(b)(c)(f)	1,225,000	1,281,625
Series 2023-R02, Class 1M1, 6.00% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(c)(f)	2,256,450	2,305,818
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

Series 2023-R02, Class 1M2, 7.05% (30 Day Average SOFR + 3.35%), 01/25/2043(b)(c)(f)	$700,000	$728,014
Series 2023-R03, Class 2M1, 6.20% (30 Day Average SOFR + 2.50%), 04/25/2043(b)(c)(f)	7,540,763	7,617,394
Series 2023-R03, Class 2M2, 7.60% (30 Day Average SOFR + 3.90%), 04/25/2043(b)(c)(f)	4,046,476	4,268,531
Series 2023-R04, Class 1M1, 6.00% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(c)(f)	6,481,421	6,624,800
Series 2023-R04, Class 1M2, 7.25% (30 Day Average SOFR + 3.55%), 05/25/2043(b)(c)(f)	4,000,000	4,193,521
Series 2023-R05, Class 1M1, 5.60% (30 Day Average SOFR + 1.90%), 06/25/2043(b)(c)(f)	785,450	792,252
Series 2023-R05, Class 1M2, 6.80% (30 Day Average SOFR + 3.10%), 06/25/2043(b)(c)(f)	1,100,000	1,144,330
Series 2023-R06, Class 1M1, 5.40% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(c)(f)	1,135,144	1,139,969
Series 2023-R06, Class 1M2, 6.40% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(c)(f)	5,180,000	5,327,728
Series 2023-R07, Class 2M1, 5.65% (30 Day Average SOFR + 1.95%), 09/25/2043(b)(c)(f)	6,290,977	6,317,327
Series 2023-R07, Class 2M2, 6.95% (30 Day Average SOFR + 3.25%), 09/25/2043(b)(c)(f)	2,500,000	2,588,625
Series 2023-R08, Class 1M1, 5.20% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(c)(f)	2,082,789	2,087,172
Series 2024-R03, Class 2M2, 5.65% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(c)(f)	4,500,000	4,552,956
Series 2024-R04, Class 1M1, 4.80% (30 Day Average SOFR + 1.10%), 05/25/2044(b)(c)(f)	777,452	777,919
Series 2024-R05, Class 2M2, 5.40% (30 Day Average SOFR + 1.70%), 07/25/2044(b)(c)(f)	6,951,000	6,983,661
Series 2025-R01, Class 1A1, 4.65% (30 Day Average SOFR + 0.95%), 01/25/2045(b)(c)(f)	8,491,771	8,500,844
Series 2025-R02, Class 1M1, 4.85% (30 Day Average SOFR + 1.15%), 02/25/2045(b)(c)(f)	3,346,002	3,350,834
Series 2025-R03, Class 2M1, 5.30% (30 Day Average SOFR + 1.60%), 03/25/2045(b)(c)(f)	364,315	365,389
Series 2025-R03, Class 2M2, 5.95% (30 Day Average SOFR + 2.25%), 03/25/2045(b)(c)(f)	1,000,000	1,014,333
Series 2025-R04, Class 1M1, 4.90% (30 Day Average SOFR + 1.20%), 05/25/2045(b)(c)(f)	8,123,328	8,142,149
	Principal Amount	Value

Series 2025-R05, Class 2A1, 4.70% (30 Day Average SOFR + 1.00%), 07/25/2045(b)(c)(f)	$2,806,771	$2,810,907
Series 2025-R05, Class 2M1, 4.90% (30 Day Average SOFR + 1.20%), 07/25/2045(b)(c)(f)	7,085,480	7,102,528
Series 2025-R06, Class 1A1, 4.60% (30 Day Average SOFR + 0.90%), 09/25/2045(b)(c)(f)	4,198,325	4,202,079
Series 2025-R06, Class 1M1, 4.65% (30 Day Average SOFR + 0.95%), 09/25/2045(b)(c)(f)	3,405,328	3,413,271
Freddie Mac
Series 2021-DNA5, Class M2, STACR®, 5.35% (30 Day Average SOFR + 1.65%), 01/25/2034(b)(c)(g)	914,921	918,451
Series 2021-DNA6, Class M2, STACR®, 5.20% (30 Day Average SOFR + 1.50%), 10/25/2041(b)(c)(g)	4,352,260	4,368,214
Series 2021-DNA7, Class M2, STACR®, 5.50% (30 Day Average SOFR + 1.80%), 11/25/2041(b)(c)(g)	1,910,527	1,925,853
Series 2022-DNA2, Class M1A, STACR®, 5.00% (30 Day Average SOFR + 1.30%), 02/25/2042(b)(c)(g)	837,329	838,429
Series 2022-DNA3, Class M1B, STACR®, 6.60% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(c)(g)	4,730,000	4,840,150
Series 2022-DNA4, Class M1, STACR®, 7.05% (30 Day Average SOFR + 3.35%), 05/25/2042(b)(c)(g)	2,500,000	2,575,518
Series 2022-DNA4, Class M1A, STACR®, 5.90% (30 Day Average SOFR + 2.20%), 05/25/2042(b)(c)(g)	2,780,670	2,803,716
Series 2022-DNA5, Class M1A, STACR®, 6.65% (30 Day Average SOFR + 2.95%), 06/25/2042(b)(c)(g)	4,946,878	5,027,901
Series 2022-DNA6, Class M1, STACR®, 5.85% (30 Day Average SOFR + 2.15%), 09/25/2042(b)(c)(g)	802,142	805,649
Series 2022-DNA6, Class M1, STACR®, 7.40% (30 Day Average SOFR + 3.70%), 09/25/2042(b)(c)(g)	2,750,000	2,864,745
Series 2022-HQA1, Class M1A, STACR®, 5.80% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(c)(g)	1,972,731	1,977,691
Series 2023-DNA1, Class M1, STACR®, 5.80% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)(g)	3,250,340	3,290,313
Series 2023-DNA1, Class M1, STACR®, 6.80% (30 Day Average SOFR + 3.10%), 03/25/2043(b)(c)(g)	7,125,000	7,386,588
Series 2023-DNA2, Class M1, STACR®, 5.80% (30 Day Average SOFR + 2.10%), 04/25/2043(b)(c)(g)	7,598,625	7,692,407
Series 2023-DNA2, Class M1, STACR®, 6.95% (30 Day Average SOFR + 3.25%), 04/25/2043(b)(c)(g)	2,700,000	2,815,801
Series 2023-HQA1, Class M1, STACR®, 5.70% (30 Day Average SOFR + 2.00%), 05/25/2043(b)(c)(g)	2,633,659	2,650,447
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

Series 2023-HQA2, Class M1, STACR®, 5.70% (30 Day Average SOFR + 2.00%), 06/25/2043(b)(c)(g)	$273,137	$273,674
Series 2023-HQA2, Class M1, STACR®, 7.05% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(c)(g)	2,500,000	2,575,832
Series 2023-HQA3, Class A1, STACR®, 5.55% (30 Day Average SOFR + 1.85%), 11/25/2043(b)(c)(g)	7,038,954	7,098,418
Series 2023-HQA3, Class M2, STACR®, 5.55% (30 Day Average SOFR + 1.85%), 11/25/2043(b)(c)(g)	6,907,703	6,939,269
Series 2023-HQA3, Class M2, STACR®, 7.05% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(c)(g)	6,000,000	6,312,600
Series 2024-DNA1, Class A1, STACR®, 5.05% (30 Day Average SOFR + 1.35%), 02/25/2044(b)(c)(g)	964,474	969,398
Series 2024-DNA2, Class A1, STACR®, 4.95% (30 Day Average SOFR + 1.25%), 05/25/2044(b)(c)(g)	2,511,154	2,522,602
Series 2024-DNA2, Class M1, STACR®, 4.90% (30 Day Average SOFR + 1.20%), 05/25/2044(b)(c)(g)	3,151,983	3,161,212
Series 2024-DNA3, Class A1, STACR®, 4.75% (30 Day Average SOFR + 1.05%), 10/25/2044(b)(c)(g)	612,500	613,737
Series 2024-DNA3, Class M2, STACR®, 5.15% (30 Day Average SOFR + 1.45%), 10/25/2044(b)(c)(g)	735,126	735,879
Series 2024-HQA1, Class A1, STACR®, 4.95% (30 Day Average SOFR + 1.25%), 03/25/2044(b)(c)(g)	9,055,601	9,106,700
Series 2024-HQA1, Class M1, STACR®, 4.95% (30 Day Average SOFR + 1.25%), 03/25/2044(b)(c)(g)	1,027,260	1,029,099
Series 2024-HQA1, Class M2, STACR®, 5.70% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(c)(g)	3,000,000	3,037,382
Series 2024-HQA2, Class M1, STACR®, 4.90% (30 Day Average SOFR + 1.20%), 08/25/2044(b)(c)(g)	1,125,398	1,127,367
Series 2025-DNA1, Class A1, STACR®, 4.65% (30 Day Average SOFR + 0.95%), 01/25/2045(b)(c)(g)	1,337,500	1,339,847
Series 2025-DNA2, Class A1, STACR®, 4.80% (30 Day Average SOFR + 1.10%), 05/25/2045(b)(c)(g)	1,078,000	1,080,949
Series 2025-DNA2, Class M1, STACR®, 4.90% (30 Day Average SOFR + 1.20%), 05/25/2045(b)(c)(g)	2,153,044	2,156,515
Series 2025-DNA4, Class A1, STACR®, 4.60% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(c)(g)	2,249,813	2,251,800
Series 2025-HQA1, Class A1, STACR®, 4.65% (30 Day Average SOFR + 0.95%), 02/25/2045(b)(c)(g)	1,375,000	1,376,985
Series 2025-HQA1, Class M1, STACR®, 4.85% (30 Day Average SOFR + 1.15%), 02/25/2045(b)(c)(g)	2,829,131	2,834,428
Total Agency Credit Risk Transfer Notes (Cost $236,270,820)		237,581,547
	Principal Amount	Value

Asset-Backed Securities-16.33%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(h)	$4,143	$4,126
Angel Oak Mortgage Trust
Series 2025-5, Class A1, 5.57%, 04/25/2070(c)	3,361,629	3,403,653
Series 2025-HB1, Class A1, 5.50% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(c)	1,271,149	1,280,864
Arby’s Funding, Llc, Series 2020-1A, Class A2, 3.24%, 07/30/2050(c)	1,729,188	1,689,006
Avis Budget Rental Car Funding (AESOP) LLC, Series 2020-2A, Class C, 4.25%, 02/20/2027(c)	216,667	216,645
BBCMS Mortgage Trust, Series 2019- BWAY, Class B, 5.10% (1 mo. Term SOFR + 1.42%), 11/15/2034(b)(c)	3,250,000	153,494
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-7, Class 6A, 5.71%, 10/25/2033(h)	58,064	56,552
Series 2003-8, Class 4A1, 6.19%, 01/25/2034(h)	89,466	89,163
BRAVO Residential Funding Trust, Series 2025-NQM3, Class A1, 5.57%, 03/25/2065(c)	4,601,090	4,651,359
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, 5.04% (1 mo. Term SOFR + 1.36%), 11/15/2038(b)(c)	3,010,116	3,010,907
BX Trust
Series 2021-LGCY, Class B, 4.65% (1 mo. Term SOFR + 0.97%), 10/15/2036(b)(c)	3,630,000	3,628,394
Series 2021-RISE, Class A, 4.54% (1 mo. Term SOFR + 0.86%), 11/15/2036(b)(c)	507,197	507,235
Series 2021-RISE, Class B, 5.04% (1 mo. Term SOFR + 1.36%), 11/15/2036(b)(c)	549,464	549,616
Series 2024-VLT4, Class A, 5.17% (1 mo. Term SOFR + 1.49%), 06/15/2041(b)(c)	5,000,000	5,011,858
Series 2025-VOLT, Class B, 5.78% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(c)	5,540,000	5,579,309
CarMax Auto Owner Trust, Series 2024-1, Class C, 5.47%, 08/15/2029	2,000,000	2,045,424
Carmax Select Receivables Trust, Series 2024-A, Class C, 5.62%, 01/15/2030	1,400,000	1,430,721
Chase Home Lending Mortgage Trust
Series 2024-6, Class A11, 4.95% (30 Day Average SOFR + 1.25%), 05/25/2055(b)(c)	2,374,883	2,386,280
Series 2024-7, Class A11, 5.00% (30 Day Average SOFR + 1.30%), 06/25/2055(b)(c)	2,787,832	2,811,952
Series 2025-1, Class A11, 4.90% (30 Day Average SOFR + 1.20%), 11/25/2055(b)(c)	4,091,355	4,110,968
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

Citigroup Mortgage Loan Trust, Series 2024-1, Class A11, 5.05% (30 Day Average SOFR + 1.35%), 07/25/2054(b)(c)	$2,860,389	$2,881,635
CLI Funding VI LLC, Series 2020-3A, Class A, 2.07%, 10/18/2045(c)	1,923,590	1,819,862
Commonbond Student Loan Trust
Series 2017-BGS, Class A2, 4.44% (1 mo. Term SOFR + 0.76%), 09/25/2042(b)(c)	76,860	75,913
Series 2018-AGS, Class A2, 4.29% (1 mo. Term SOFR + 0.61%), 02/25/2044(b)(c)	159,135	157,615
Series 2018-CGS, Class A2, 4.59% (1 mo. Term SOFR + 0.91%), 02/25/2046(b)(c)	324,971	322,331
CPS Auto Receivables Trust
Series 2023-D, Class C, 7.17%, 01/15/2030(c)	3,989,170	4,032,339
Series 2024-D, Class C, 4.76%, 01/15/2031(c)	1,558,000	1,563,420
Cross Mortgage Trust, Series 2024-H7, Class A1, 5.59%, 11/25/2069(c)(h)	3,821,772	3,861,168
Edsouth Indenture No. 9 LLC, Series 2015- 1, Class A, 4.61% (30 Day Average SOFR + 0.91%), 10/25/2056(b)(c)	210,089	209,641
Fannie Mae Connecticut Avenue Securities, Series 2022-R09, Class 2M1, 6.20% (30 Day Average SOFR + 2.50%), 09/25/2042(b)(c)(f)	8,594,000	8,689,644
Ford Credit Auto Lease Trust, Series 2024-B, Class B, 5.18%, 02/15/2028	5,000,000	5,063,308
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A2, 4.96% (30 Day Average SOFR + 1.25%), 05/15/2028(b)(c)	2,500,000	2,506,900
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 4.86% (30 Day Average SOFR + 1.15%), 06/15/2028(b)(c)	4,000,000	4,011,460
GS Mortgage-Backed Securities Trust
Series 2024-HE1, Class A1, 5.30% (30 Day Average SOFR + 1.60%), 08/25/2054(b)(c)	898,697	902,576
Series 2024-HE2, Class A1, 5.20% (30 Day Average SOFR + 1.50%), 01/25/2055(b)(c)	4,391,797	4,408,965
Series 2025-HE1, Class A1, 5.25% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	2,529,590	2,545,298
Series 2025-HE2, Class A1, 5.25% (30 Day Average SOFR + 1.55%), 12/25/2065(b)(c)	7,905,152	7,963,001
Hertz Vehicle Financing III L.P., Series 2021-2A, Class C, 2.52%, 12/27/2027(c)	2,170,000	2,134,468
Hotwire Funding LLC, Series 2021-1, Class B, 2.66%, 11/20/2051(c)	3,000,000	2,948,658
HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 07/21/2031(c)	1,500,000	1,515,003
	Principal Amount	Value

J.P. Morgan Mortgage Trust
Series 2024-11, Class A11, 4.95% (30 Day Average SOFR + 1.25%), 04/25/2055(b)(c)	$1,964,527	$1,973,868
Series 2024-9, Class A11, 5.05% (30 Day Average SOFR + 1.35%), 02/25/2055(b)(c)	1,523,429	1,530,542
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class B, 5.19% (1 mo. Term SOFR + 1.51%), 06/15/2035(b)(c)	2,385,000	1,739,298
JP Morgan Mortgage Trust
Series 2019-6, Class A11, 4.69% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(c)	37,598	37,037
Series 2019-INV2, Class A1, 4.69% (1 mo. Term SOFR + 1.01%), 02/25/2050(b)(c)	143,889	141,579
Series 2019-INV3, Class A11, 4.79% (1 mo. Term SOFR + 1.11%), 05/25/2050(b)(c)	63,137	62,393
Series 2020-8, Class A11, 4.77% (30 Day Average SOFR + 0.90%), 03/25/2051(b)(c)	165,842	157,157
Series 2020-LTV1, Class A11, 4.85% (1 mo. Term SOFR + 1.11%), 06/25/2050(b)(c)	1,580	1,579
Series 2021-1, Class A11, 4.52% (30 Day Average SOFR + 0.65%), 06/25/2051(b)(c)	526,479	490,964
Series 2024-5, Class A11, 4.95% (30 Day Average SOFR + 1.25%), 11/25/2054(b)(c)	3,420,646	3,436,627
MED Commercial Mortgage Trust, Series 2024-MOB, Class A, 5.27% (1 mo. Term SOFR + 1.59%), 05/15/2041(b)(c)	5,000,000	4,986,746
Mello Mortgage Capital Acceptance Trust, Series 2021-INV2, Class A1, 4.82% (30 Day Average SOFR + 0.95%), 08/25/2051(b)(c)	2,541,672	2,388,934
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 4.43% (1 mo. Term SOFR + 0.75%), 10/25/2028(b)	12,177	11,994
Series 2005-A2, Class A5, 5.17%, 02/25/2035(h)	31,096	29,821
MHP, Series 2021-STOR, Class C, 4.85% (1 mo. Term SOFR + 1.16%), 07/15/2038(b)(c)	4,353,000	4,350,787
MHP Commercial Mortgage Trust, Series 2021-STOR, Class B, 4.70% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(c)	2,500,000	2,499,363
Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 01/15/2030(c)	3,750,000	3,771,454
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-4, Class AF, 5.05% (30 Day Average SOFR + 1.35%), 09/25/2054(b)(c)	2,352,224	2,359,570
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2B, 4.85% (1 mo. Term SOFR + 1.16%), 12/15/2059(b)(c)	1,323,328	1,322,304
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value

Navient Student Loan Trust
Series 2021-1A, Class A1B, 4.41% (30 Day Average SOFR + 0.71%), 12/26/2069(b)(c)	$3,657,877	$3,613,376
Series 2021-2A, Class A1B, 4.36% (30 Day Average SOFR + 0.66%), 02/25/2070(b)(c)	974,588	974,643
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B, 5.79%, 04/25/2029(c)	2,080,000	2,086,886
Series 2024-1, Class C, 6.13%, 04/25/2029(c)	850,000	852,986
Nelnet Student Loan Trust
Series 2006-2, Class A7, 4.73% (SOFR90A + 0.84%), 01/26/2037(b)(c)	3,361,816	3,353,223
Series 2014-3A, Class A, 4.39% (30 Day Average SOFR + 0.69%), 06/25/2041(b)(c)	469,887	466,889
Series 2020-5A, Class A, 4.67% (1 mo. Term SOFR + 0.99%), 10/25/2068(b)(c)	2,852,896	2,851,946
Series 2021-A, Class A2, 4.82% (1 mo. Term SOFR + 1.14%), 04/20/2062(b)(c)	5,625,000	5,633,692
Series 2025-AA, Class A1B, 4.81% (30 Day Average SOFR + 1.10%), 03/15/2057(b)(c)	2,117,639	2,114,361
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 4.61% (30 Day Average SOFR + 0.90%), 03/15/2029(b)(c)	4,000,000	4,024,360
OBX Trust
Series 2019-EXP2, Class 2A2, 5.05% (1 mo. Term SOFR + 1.31%), 06/25/2059(b)(c)	75,238	74,805
Series 2019-INV2, Class A11, 4.80% (1 mo. Term SOFR + 1.06%), 05/27/2049(b)(c)	2,304,323	2,273,876
Series 2020-EXP1, Class 2A2, 4.74% (1 mo. Term SOFR + 1.06%), 02/25/2060(b)(c)	167,047	165,816
Series 2020-EXP3, Class 2A2, 4.99% (1 mo. Term SOFR + 1.31%), 01/25/2060(b)(c)	150,742	150,834
Series 2020-INV1, Class A11, 4.75% (1 mo. Term SOFR + 1.01%), 12/25/2049(b)(c)	155,917	153,179
Series 2024-NQM5, Class A1, 5.99%, 01/25/2064(c)	536,398	543,141
Series 2025-HE1, Class A1, 5.30% (30 Day Average SOFR + 1.60%), 02/25/2055(b)(c)	2,159,542	2,171,895
Series 2025-HE2, Class A1, 5.15% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(c)	7,597,815	7,651,787
OneMain Financial Issuance Trust, Series 2023-2A, Class A2, 5.21% (30 Day Average SOFR + 1.50%), 09/15/2036(b)(c)	9,000,000	9,077,825
Rate Mortgage Trust, Series 2025-J3, Class A27, 5.25% (30 Day Average SOFR + 1.55%), 11/25/2055(b)(c)	4,838,124	4,880,320
	Principal Amount	Value

SMB Private Education Loan Trust
Series 2019-B, Class A2B, 4.80% (1 mo. Term SOFR + 1.11%), 06/15/2037(b)(c)	$757,227	$757,952
Series 2020-A, Class A2B, 4.63% (1 mo. Term SOFR + 0.94%), 09/15/2037(b)(c)	522,972	522,875
Series 2021-A, Class A2A2, 4.53% (1 mo. Term SOFR + 0.84%), 01/15/2053(b)(c)	2,065,980	2,050,057
Series 2022-B, Class A1B, 5.16% (30 Day Average SOFR + 1.45%), 02/16/2055(b)(c)	2,166,710	2,188,647
Series 2022-C, Class A1B, 5.56% (30 Day Average SOFR + 1.85%), 05/16/2050(b)(c)	1,473,779	1,496,022
Series 2023-A, Class A1B, 5.21% (30 Day Average SOFR + 1.50%), 01/15/2053(b)(c)	2,539,741	2,560,187
Series 2023-C, Class A1B, 5.26% (30 Day Average SOFR + 1.55%), 11/15/2052(b)(c)	1,204,406	1,217,731
Series 2024-D, Class A1B, 4.81% (30 Day Average SOFR + 1.10%), 07/15/2053(b)(c)	3,236,742	3,220,694
Series 2024-F, Class A1B, 4.71% (30 Day Average SOFR + 1.00%), 03/16/2054(b)(c)	6,190,570	6,162,174
SMRT, Series 2022-MINI, Class B, 5.03% (1 mo. Term SOFR + 1.35%), 01/15/2039(b)(c)	4,655,000	4,653,621
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.85%, 01/20/2050(c)	2,662,521	2,639,140
SREIT Trust
Series 2021-PALM, Class A, 4.38% (1 mo. Term SOFR + 0.70%), 10/15/2034(b)(c)	3,015,000	3,014,095
Series 2021-PALM, Class B, 4.60% (1 mo. Term SOFR + 0.92%), 10/15/2034(b)(c)	1,110,000	1,109,746
Series 2021-PALM, Class C, 4.75% (1 mo. Term SOFR + 1.07%), 10/15/2034(b)(c)	1,317,000	1,316,775
Textainer Marine Containers VII Ltd. (China), Series 2020-1A, Class A, 2.73%, 08/21/2045(c)	1,472,480	1,429,078
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2004-AR3, Class A2, 4.52%, 06/25/2034(h)	34,871	33,362
Westlake Automobile Receivables Trust, Series 2023-4A, Class C, 6.64%, 11/15/2028(c)	3,000,000	3,055,524
Total Asset-Backed Securities (Cost $224,543,911)		222,066,268
U.S. Government Sponsored Agency Mortgage-Backed Securities-8.44%
Collateralized Mortgage Obligations-7.56%
Fannie Mae REMICs
4.46%, (30 Day Average SOFR + 0.43%), 01/25/45 to 12/25/47(b)	427,734	420,051
4.31% (30 Day Average SOFR + 0.61%), 05/25/2046(b)	166,052	164,358
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2026
(Unaudited)
	Principal Amount	Value
Collateralized Mortgage Obligations-(continued)
4.44% (30 Day Average SOFR + 0.41%), 09/25/2047(b)	$377,120	$373,013
4.80%, (30 Day Average SOFR + 1.10%), 07/25/54 to 02/25/55(b)	8,164,881	8,218,695
4.90%, (30 Day Average SOFR + 1.20%), 07/25/54 to 09/25/54(b)	10,430,924	10,518,239
4.85%, (30 Day Average SOFR + 1.15%), 10/25/54 to 01/25/55(b)	9,833,974	9,908,160
Freddie Mac Multifamily Structured Pass-Through Ctfs.
Series KF151, Class AS, 4.30% (30 Day Average SOFR + 0.51%), 12/25/2032(b)	732,361	734,761
Series KF158, Class AS, 4.51% (30 Day Average SOFR + 0.72%), 07/25/2033(b)	4,133,590	4,151,082
Series KF65, Class A, 4.42% (30 Day Average SOFR + 0.63%), 07/25/2029(b)	1,104,834	1,105,572
Series KF81, Class AS, 4.19% (30 Day Average SOFR + 0.40%), 06/25/2027(b)	552,838	552,324
Freddie Mac REMICs
4.49% (30 Day Average SOFR + 0.46%), 09/15/2038(b)	316,369	312,521
4.59% (30 Day Average SOFR + 0.56%), 09/15/2040(b)	281,729	280,154
4.32% (30 Day Average SOFR + 0.61%), 06/15/2041(b)	108,778	108,419
4.46% (30 Day Average SOFR + 0.43%), 08/15/2043(b)	355,129	351,572
4.17% (30 Day Average SOFR + 0.46%), 01/15/2048(b)	1,979,021	1,935,009
4.80% (30 Day Average SOFR + 1.10%), 07/25/2054(b)	6,499,079	6,546,033
4.75% (30 Day Average SOFR + 1.05%), 10/25/2054(b)	6,478,529	6,516,308
4.85%, (30 Day Average SOFR + 1.15%), 11/25/54 to 11/25/54(b)	13,995,073	14,084,572
4.60% (30 Day Average SOFR + 0.90%), 02/25/2055(b)	3,783,036	3,794,909
4.90% (30 Day Average SOFR + 1.20%), 04/25/2055(b)	5,400,604	5,442,449
5.20% (30 Day Average SOFR + 1.50%), 04/25/2055(b)	7,850,938	7,947,374
5.00%, (30 Day Average SOFR + 1.30%), 11/25/55 to 11/25/55(b)	19,204,068	19,361,303
		102,826,878
Federal Home Loan Mortgage Corp. (FHLMC)-0.54%
ARM, 6.49% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.55%), 06/01/2037(b)	102,261	105,168
ARM, 6.47% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 11/01/2038(b)	173,282	179,847
ARM, 6.52% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2043(b)	138,058	144,628
ARM, 6.49% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.76%), 11/01/2047(b)	2,288,326	2,398,758
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
ARM, 5.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.16%), 11/01/2048(b)	$2,224,832	$2,321,684
ARM, 6.35% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%), 01/01/2049(b)	2,108,139	2,194,910
		7,344,995
Federal National Mortgage Association (FNMA)-0.17%
ARM, 5.89% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 02/01/2035(b)	38,181	39,127
ARM, 5.78% (6 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.57%), 07/01/2035(b)	22,796	23,579
ARM, 6.42% (1 yr. U.S. Treasury Yield Curve Rate + 2.41%), 07/01/2035(b)	365,663	380,190
ARM, 6.41% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.66%), 10/01/2036(b)	75,052	77,398
ARM, 6.75% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.75%), 03/01/2037(b)	121,346	125,040
ARM, 6.24% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.52%), 11/01/2037(b)	40,862	41,810
ARM, 6.19% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.58%), 04/01/2045(b)	1,628,570	1,697,691
		2,384,835
Government National Mortgage Association (GNMA)-0.17%
ARM, 5.41% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 08/20/2049(b)	2,259,138	2,307,909
Total U.S. Government Sponsored Agency Mortgage- Backed Securities (Cost $113,870,737)		114,864,617
	Shares
Money Market Funds-0.93%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(i)(j) (Cost $12,569,546)	12,569,546	12,569,546
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.16% (Cost $1,345,787,811)		1,348,690,513
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.61%
Invesco Private Government Fund, 3.65%(i)(j)(k)	6,091,825	6,091,825
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(i)(j)(k)	15,830,495	$15,835,244
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,927,069)		21,927,069
TOTAL INVESTMENTS IN SECURITIES-100.77% (Cost $1,367,714,880)		1,370,617,582
OTHER ASSETS LESS LIABILITIES-(0.77)%		(10,465,658)
NET ASSETS-100.00%		$1,360,151,924

Investment Abbreviations:
ARM	-Adjustable Rate Mortgage
Ctfs.	-Certificates
IBOR	-Interbank Offered Rate
REMICs	-Real Estate Mortgage Investment Conduits
SOFR	-Secured Overnight Financing Rate
STACR®	-Structured Agency Credit Risk
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2026 was $665,354,936, which represented 48.92% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at January 31, 2026.
(e)	Perpetual bond with no specified maturity date.
(f)	CAS notes are bonds issued by Fannie Mae. The amount of periodic principal and ultimate principal paid by Fannie Mae is determined by the performance of a large and diverse reference pool.
(g)
Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.

(h)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on January 31, 2026.

(i)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,666,318	$81,631,490	$(93,728,262)	$-	$-	$12,569,546	$106,403
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,019,907	18,347,064	(15,275,146)	-	-	6,091,825	47,326 *
Invesco Private Prime Fund	7,888,876	48,254,014	(40,307,646)	7	(7)	15,835,244	127,882 *
Total	$35,575,101	$148,232,568	$(149,311,054)	$7	$(7)	$34,496,615	$281,611

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Investment Grade ETF (VRIG)—(continued)
January 31, 2026
(Unaudited)
(j)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026, for each Fund (except for Invesco Comstock Contrarian ETF and Invesco QQQ Hedged Advantage ETF). As of January 31, 2026, all of the securities in Invesco Comstock Contrarian ETF and Invesco QQQ Hedged Advantage ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco AAA CLO Floating Rate Note ETF
Investments in Securities
Asset-Backed Securities	$-	$410,773,774	$-	$410,773,774
Money Market Funds	12,007,233	-	-	12,007,233
Total Investments in Securities	12,007,233	410,773,774	-	422,781,007
Other Investments - Assets*
Forward Foreign Currency Contracts	-	45,455	-	45,455
Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(186,394)	-	(186,394)
Total Other Investments	-	(140,939)	-	(140,939)
Total Investments	$12,007,233	$410,632,835	$-	$422,640,068
Invesco Active U.S. Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$47,196,638	$-	$-	$47,196,638
Money Market Funds	52,854	615,726	-	668,580
Total Investments	$47,249,492	$615,726	$-	$47,865,218

	Level 1	Level 2	Level 3	Total
Invesco Core Fixed Income ETF
Investments in Securities
U.S. Treasury Securities	$-	$70,032,047	$-	$70,032,047
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	56,052,668	-	56,052,668
U.S. Dollar Denominated Bonds & Notes	-	54,907,596	446,131	55,353,727
Asset-Backed Securities	-	35,977,003	-	35,977,003
Agency Credit Risk Transfer Notes	-	488,556	-	488,556
Money Market Funds	18,570,802	714,315	-	19,285,117
Total Investments in Securities	18,570,802	218,172,185	446,131	237,189,118
Other Investments - Assets*
Futures Contracts	52,221	-	-	52,221
Other Investments - Liabilities*
Futures Contracts	(23,621)	-	-	(23,621)
Total Other Investments	28,600	-	-	28,600
Total Investments	$18,599,402	$218,172,185	$446,131	$237,217,718
Invesco Global Equity Net Zero ETF
Investments in Securities
Common Stocks & Other Equity Interests	$107,608,196	$48,578,962	$-	$156,187,158
Preferred Stocks	-	116,155	-	116,155
Money Market Funds	115,210	850,373	-	965,583
Total Investments	$107,723,406	$49,545,490	$-	$157,268,896
Invesco High Yield Systematic Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$146,894,944	$-	$146,894,944
U.S. Treasury Securities	-	412,840	-	412,840
Common Stocks & Other Equity Interests	-	34,722	-	34,722
Preferred Stocks	-	-	858	858
Money Market Funds	718,227	41,890,958	-	42,609,185
Total Investments in Securities	718,227	189,233,464	858	189,952,549
Other Investments - Assets*
Futures Contracts	6,000	-	-	6,000
Swap Agreements	-	30,646	-	30,646
	6,000	30,646	-	36,646
Other Investments - Liabilities*
Futures Contracts	(63,889)	-	-	(63,889)
Total Other Investments	(57,889)	30,646	-	(27,243)
Total Investments	$660,338	$189,264,110	$858	$189,925,306
Invesco International Growth Focus ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,237,906	$113,310,692	$-	$152,548,598
Money Market Funds	-	6,400,827	-	6,400,827
Total Investments	$39,237,906	$119,711,519	$-	$158,949,425
Invesco MSCI EAFE Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,507,042	$248,129,090	$-	$251,636,132
Equity Linked Notes	-	7,655,920	-	7,655,920
Money Market Funds	70,450,202	5,654,667	-	76,104,869
Total Investments	$73,957,244	$261,439,677	$-	$335,396,921
Invesco QQQ Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$415,113,973	$-	$-	$415,113,973
Equity Linked Notes	-	25,277,372	-	25,277,372
Money Market Funds	98,488,490	-	-	98,488,490
Total Investments	$513,602,463	$25,277,372	$-	$538,879,835

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Downside Hedged ETF
Investments in Securities
Common Stocks & Other Equity Interests	$46,026,743	$-	$-	$46,026,743
Money Market Funds	16,644,881	31,557	-	16,676,438
Total Investments in Securities	62,671,624	31,557	-	62,703,181
Other Investments - Assets*
Futures Contracts	374,909	-	-	374,909
Total Investments	$63,046,533	$31,557	$-	$63,078,090
Invesco S&P 500 Equal Weight Income Advantage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$457,439,131	$-	$-	$457,439,131
Equity Linked Notes	-	28,968,769	-	28,968,769
Money Market Funds	96,083,201	4,112,888	-	100,196,089
Total Investments	$553,522,332	$33,081,657	$-	$586,603,989
Invesco Short Duration High Yield ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$7,230,754	$42,957	$7,273,711
Non-U.S. Dollar Denominated Bonds & Notes	-	349,928	-	349,928
Money Market Funds	109,195	283,969	-	393,164
Total Investments in Securities	109,195	7,864,651	42,957	8,016,803
Other Investments - Assets*
Futures Contracts	371	-	-	371
Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(5,499)	-	(5,499)
Total Other Investments	371	(5,499)	-	(5,128)
Total Investments	$109,566	$7,859,152	$42,957	$8,011,675
Invesco Short Duration Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$79,513,977	$-	$79,513,977
Asset-Backed Securities	-	27,149,480	-	27,149,480
U.S. Treasury Securities	-	4,755,103	-	4,755,103
Agency Credit Risk Transfer Notes	-	226,509	-	226,509
Preferred Stocks	28,996	-	-	28,996
Money Market Funds	3,215,269	721,070	-	3,936,339
Total Investments in Securities	3,244,265	112,366,139	-	115,610,404
Other Investments - Assets*
Futures Contracts	115,509	-	-	115,509
Other Investments - Liabilities*
Futures Contracts	(60,091)	-	-	(60,091)
Total Other Investments	55,418	-	-	55,418
Total Investments	$3,299,683	$112,366,139	$-	$115,665,822
Invesco SteelPath MLP & Energy Infrastructure ETF
Investments in Securities
Common Stocks & Other Equity Interests	$39,628,520	$-	$-	$39,628,520
Master Limited Partnerships & Related Entities	14,181,480	-	-	14,181,480
Money Market Funds	586,920	5,348,189	-	5,935,109
Total Investments	$54,396,920	$5,348,189	$-	$59,745,109

	Level 1	Level 2	Level 3	Total
Invesco Top QQQ ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,915,114	$-	$-	$21,915,114
Money Market Funds	17,979,399	-	-	17,979,399
Total Investments in Securities	39,894,513	-	-	39,894,513
Other Investments - Assets*
Swap Agreements	-	3,873,592	-	3,873,592
Other Investments - Liabilities*
Swap Agreements	-	(79,769)	-	(79,769)
Total Other Investments	-	3,793,823	-	3,793,823
Total Investments	$39,894,513	$3,793,823	$-	$43,688,336
Invesco Total Return Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$791,504,365	$22,698,263	$814,202,628
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	663,758,734	-	663,758,734
Asset-Backed Securities	-	466,968,788	2,819,544	469,788,332
U.S. Treasury Securities	-	370,948,219	-	370,948,219
Variable Rate Senior Loan Interests	-	33,042,056	-	33,042,056
Exchange-Traded Funds	26,958,611	-	-	26,958,611
Municipal Obligations	-	12,446,004	-	12,446,004
Preferred Stocks	8,439,545	-	-	8,439,545
Agency Credit Risk Transfer Notes	-	3,156,309	-	3,156,309
U.S. Government Sponsored Agency Securities	-	2,546,468	-	2,546,468
Non-U.S. Dollar Denominated Bonds & Notes	-	491,987	-	491,987
Options Purchased	929,190	-	-	929,190
Money Market Funds	160,867,202	132,876,047	-	293,743,249
Total Investments in Securities	197,194,548	2,477,738,977	25,517,807	2,700,451,332
Other Investments - Assets*
Futures Contracts	1,044,364	-	-	1,044,364
Investments Matured	-	20,000	-	20,000
	1,044,364	20,000	-	1,064,364
Other Investments - Liabilities*
Forward Foreign Currency Contracts	-	(13,660)	-	(13,660)
Futures Contracts	(505,709)	-	-	(505,709)
	(505,709)	(13,660)	-	(519,369)
Total Other Investments	538,655	6,340	-	544,995
Total Investments	$197,733,203	$2,477,745,317	$25,517,807	$2,700,996,327
Invesco Ultra Short Duration ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,932,596,317	$-	$1,932,596,317
Commercial Paper	-	712,525,139	-	712,525,139
Asset-Backed Securities	-	554,598,598	-	554,598,598
Certificates of Deposit	-	30,561,791	-	30,561,791
Repurchase Agreements	-	30,000,000	-	30,000,000
Exchange-Traded Funds	9,290,463	-	-	9,290,463
Money Market Funds	-	29,016,840	-	29,016,840
Total Investments	$9,290,463	$3,289,298,685	$-	$3,298,589,148

	Level 1	Level 2	Level 3	Total
Invesco Variable Rate Investment Grade ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$515,889,176	$-	$515,889,176
U.S. Treasury Securities	-	245,719,359	-	245,719,359
Agency Credit Risk Transfer Notes	-	237,581,547	-	237,581,547
Asset-Backed Securities	-	222,066,268	-	222,066,268
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	114,864,617	-	114,864,617
Money Market Funds	12,569,546	21,927,069	-	34,496,615
Total Investments	$12,569,546	$1,358,048,036	$-	$1,370,617,582

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.